UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09195
SA Funds – Investment Trust
(Exact name of registrant as specified in charter)
3055 Olin Avenue, Suite 2000 San Jose, California		95128
(Address of principal executive offices)		(Zip code)
Steven K. McGinnis Chief Compliance Officer SA Funds – Investment Trust 3055 Olin Ave., Suite 2000 San Jose, CA 95128
(Name and address of agent for service)

Copies to:
Thomas Reyes Vice President and Counsel State Street Bank and Trust Company 2 Avenue de Lafayette, 6th Floor Boston, Massachusetts 02111		R. Darrell Mounts Counsel to the Trust Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street, N.W. Washington, D.C. 20006

Registrant’s Telephone Number, Including Area Code:		(408) 260-3100

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2007

SA Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2007 (UNAUDITED)

		FACE AMOUNT	VALUE
BONDS AND NOTES — 79.8%
Australia — 0.4%
Toyota Finance Australia Ltd., 4.710%, 12/20/07	AUD	3,265,000	$2,612,135

Austria — 5.8%
Osterreichische Kontrollbank AG, 1.800%, 3/22/10	JPY	1,610,000,000	14,046,502
Pfandbriefstelle der Oesterreichischen Landes-Hypothekenbanken, 1.600%, 2/15/11	JPY	1,600,000,000	13,872,905
Republic of Austria, 3.000%, 8/21/09	CHF	8,000,000	6,666,983
			34,586,390

Belgium — 2.5%
Kingdom of Belgium, 5.750%, 3/28/08	EUR	11,100,000	15,079,183

Canada — 1.9%
Province of Ontario, 1.875%, 1/25/10	JPY	1,300,000,000	11,347,248

Denmark — 3.3%
Kingdom of Denmark, 7.000%, 11/15/07	DKK	91,000,000	16,602,598
Kommunekredit, 5.500%, 8/13/09	DKK	14,280,000	2,622,067
Oresundsbro Konsortiet, 6.000%, 4/20/09	SEK	5,710,000	846,389
			20,071,054

Finland — 1.4%
Municipality Finance Plc, 3.500%, 4/23/08	EUR	6,500,000	8,635,109

France — 8.6%
Caisse d’Amortissement de la Dette Sociale, 4.625%, 12/07/07	GBP	1,000,000	1,954,653
ERAP, 3.375%, 4/25/08	EUR	3,600,000	4,781,407
French Treasury Note BTAN, 2.750%, 3/12/08	EUR	11,500,000	15,197,317
IXIS-CIB, 2.750%, 6/26/08	EUR	12,900,000	16,969,030
Societe Nationale des Chemins de Fer Francais, 7.500%, 4/26/08	EUR	1,100,000	1,520,155
Total Capital SA, 2.375%, 6/23/10	CHF	7,000,000	5,724,968
Total Capital SA, 2.375%, 10/01/09	CHF	2,000,000	1,640,572
UNEDIC, 3.500%, 9/18/08	EUR	3,000,000	3,982,075
			51,770,177

Germany — 15.9%
Bayerische Landesbank, 1.000%, 9/20/10	JPY	890,000,000	7,545,995
Bayerische Landesbank, 2.875%, 2/15/08	EUR	3,500,000	4,630,761
Bundesobligation, 4.250%, 2/15/08	EUR	8,200,000	10,983,597
DSL Bank AG, 1.750%, 10/07/09	JPY	340,000,000	2,954,274
KfW Bankengruppe, 1.850%, 9/20/10	JPY	1,020,000,000	8,927,787
KfW Bankengruppe, 3.750%, 1/28/09	SEK	2,900,000	413,655
KfW International Finance, Inc., 1.750%, 3/23/10	JPY	225,000,000	1,960,249
Landesbank Hessen-Thueringen Girozentrale, 5.125%, 12/07/07	GBP	4,300,000	8,425,880
Landeskreditbank Baden-Wuerttemberg - Foerderbank, 3.000%, 7/04/08(a)	EUR	7,300,000	9,632,563
Landwirtschaftliche Rentenbank, 3.625%, 9/01/08	EUR	9,300,000	12,354,444
Landwirtschaftliche Rentenbank, 4.900%, 11/19/07	AUD	5,300,000	4,248,869
Lb Baden-Wuerttemberg, 3.000%, 12/22/08	CHF	15,000,000	12,453,612
Norddeutsche Landesbank Girozentrale, 0.450%, 1/19/09	JPY	1,300,000,000	10,987,568
			95,519,254

Japan — 2.3%
Toyota Motor Credit Corp., 0.550%, 6/30/10	JPY	1,620,000,000	13,552,454

Netherlands — 6.5%
Deutsche Bahn Finance BV, 5.250%, 10/08/08	DKK	18,000,000	3,249,385
Nederlandse Waterschapsbank NV, 2.250%, 10/10/08	CHF	6,000,000	4,925,839
Netherlands Government Bond, 2.500%, 1/15/08	EUR	11,500,000	15,199,362
Rabobank Nederland, 0.800%, 2/03/11	JPY	1,830,000,000	15,367,844
			38,742,430

Norway — 2.9%
Eksportfinans ASA, 1.800%, 6/21/10	JPY	1,715,000,000	14,966,838
Eksportfinans ASA, 2.000%, 3/17/09	CHF	3,000,000	2,448,134
			17,414,972

Spain — 2.5%
Instituto de Credito Oficial, 0.800%, 9/28/09	JPY	1,732,000,000	14,708,925

Supranational — 7.8%
African Development Bank, 1.950%, 3/23/10	JPY	1,170,000,000	10,213,260
European Investment Bank, 4.000%, 4/15/09	SEK	89,000,000	12,753,479
European Investment Bank, 5.000%, 6/10/10	DKK	20,000,000	3,680,385
Interamerican Development Bank, 1.900%, 7/08/09	JPY	1,700,000,000	14,801,445
Nordic Investment Bank, 5.090%, 12/20/07	AUD	6,700,000	5,371,173
			46,819,742

Sweden — 5.2%
City of Stockholm, 3.375%, 3/08/10	SEK	64,300,000	8,998,796
Government of Sweden, 4.000%, 12/01/09	SEK	73,000,000	10,487,087
Government of Sweden, 5.000%, 1/28/09	SEK	42,000,000	6,140,402
Kommuninvest I Sverige, 4.100%, 5/11/09	SEK	40,000,000	5,729,811
			31,356,096

United Kingdom — 7.2%
Bank of England Euro Note, 2.500%, 1/28/08	EUR	11,000,000	14,539,124

		FACE AMOUNT	VALUE
BONDS AND NOTES (Continued)
United Kingdom (Continued)
BP Capital Plc, 1.250%, 12/29/09	CHF	13,000,000	10,388,764
Network Rail MTN Finance Plc, 3.125%, 3/30/09	EUR	11,100,000	14,581,054
Royal Bank of Scotland Plc, 5.000%, 12/20/07	GBP	1,787,000	3,499,124
			43,008,066

United States — 5.6%
Citigroup, Inc., 4.625%, 11/14/07	EUR	6,800,000	9,119,317
Federal Home Loan Mortgage Corp., 3.500%, 2/15/08	EUR	3,500,000	4,658,201
Federal National Mortgage Association, 6.375%, 8/15/07	AUD	3,300,000	2,670,925
General Electric Capital Corp., 3.250%, 1/28/10	SEK	30,710,000	4,293,579
General Electric Capital Corp., 1.450%, 11/10/11	JPY	1,470,000,000	12,546,328
			33,288,350

TOTAL BONDS AND NOTES (Identified Cost $471,709,317)			478,511,585

SHORT-TERM INVESTMENTS — 19.8%
United States — 18.7%
Barton Capital Corp., 5.250%, 4/04/07	USD	14,000,000	13,993,875
Cafco LLC, 5.260%, 4/16/07	USD	14,700,000	14,667,782
Ciesco, Inc., 5.250%, 4/11/07	USD	6,500,000	6,490,521
Ciesco, Inc., 5.240%, 4/13/07	USD	5,100,000	5,091,092
Ciesco, Inc., 5.280%, 4/16/07	USD	600,000	598,687
Ciesco, Inc., 5.240%, 5/10/07	USD	4,200,000	4,176,158
Govco, Inc., 5.260%, 4/13/07	USD	3,000,000	2,994,740
Govco, Inc., 5.240%, 4/27/07	USD	13,000,000	12,950,802
Ixis, 5.250%, 4/09/07	USD	2,300,000	2,297,317
Ixis, 5.245%, 5/02/07	USD	6,200,000	6,171,998
Kittyhawk Funding, 5.270%, 4/16/07	USD	11,000,000	10,975,846
Met Life Funding, Inc., 5.240%, 4/09/07	USD	2,600,000	2,596,972
Sheffield Receivables Corp., 5.280%, 4/11/07	USD	4,000,000	3,994,133
Sheffield Receivables Corp., 5.260%, 4/12/07	USD	11,000,000	10,982,321
Windmill Funding Corp., 5.250%, 4/04/07	USD	6,400,000	6,397,200
Windmill Funding Corp., 5.260%, 4/18/07	USD	7,800,000	7,780,626
			112,160,070

	SHARES	VALUE
Other — 1.1%
SSgA Money Market Fund	6,524,412	6,524,412
SSgA Government Money Market Fund	1	1
		6,524,413

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $118,684,483)		118,684,483

Total Investments — 99.6% (Identified Cost $590,393,800)#		597,196,068
Cash and Other Assets, Less liabilities — 0.4%		2,358,044

Net Assets — 100.0%		$599,554,112

(a)	All or a portion of security out on loan.
#

At March 31, 2007 the aggregate cost of investment securities for income tax purposes was $590,393,800. Net unrealized appreciation aggregated $6,802,268 of which $11,102,752 related to appreciated investment securities and $4,300,484 related to depreciated investment securities.

AUD — Australian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
SEK — Swedish Krona
USD — United States Dollar

Portfolio Sectors (% of portfolio market value)

United States	25.4%	151,972,833
Germany	16.0%	95,519,254
Other	13.9%	83,350,026
France	8.7%	51,770,177
Supranational	7.8%	46,819,742
United Kingdom	7.2%	43,008,066
Netherlands	6.5%	38,742,430
Austria	5.8%	34,586,390
Sweden	5.3%	31,356,096
Denmark	3.4%	20,071,054

Total	100.0%	597,196,068

Fixed Income Fund

Ten Largest Industry Holdings March 31, 2007

(As a percentage of Net Assets):

Industry	Percentage
Financial Services	23.5%
Banks	16.5%
Foreign Government/Agency – Germany	9.7%
Supranational Organizations	7.8%
Diversified Operations	6.1%
Foreign Government/Agency – Sweden	5.2%
Foreign Government/Agency – Netherlands	3.9%
Foreign Government/Agency – Austria	3.5%
Foreign Government/Agency – Denmark	3.3%
Foreign Government/Agency – France	3.1%

At March 31, 2007 the SA Fixed Income Fund had the following open forward foreign currency exchange contracts:

	Delivery Date	Local Currency Amount	Aggregate Face Amount	Total Value	Unrealized Appreciation/(Depreciation)
Australian Dollar (Sell)	5/8/2007	18,742,325	$15,099,192	$15,599,586	$(500,394)
Swiss Franc (Sell)	5/8/2007	54,298,113	44,840,380	45,042,286	(201,906)
Danish Krone (Sell)	5/8/2007	151,032,768	27,067,774	27,707,728	(639,953)
Euro (Sell)	5/8/2007	122,432,103	163,544,803	167,304,064	(3,759,261)
Great British Pound (Sell)	5/8/2007	7,198,877	14,134,851	14,397,529	(262,678)
Japanese Yen (Sell)	5/8/2007	19,824,717,790	170,586,566	166,163,189	4,423,377
Swedish Krona (Sell)	5/8/2007	351,648,826	50,275,767	52,523,160	(2,247,393)
					$(3,188,208)

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2007 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 95.5%
Advertising — 0.2%
Getty Images, Inc.*	1,600	$77,808
Interpublic Group of Cos., Inc.*	16,770	206,439
inVentiv Health, Inc.*	1,000	38,290
Lamar Advertising Co., Class A*	3,300	207,801
Marchex, Inc., Class B	1,000	15,320
Omnicom Group, Inc.	5,200	532,376
		1,078,034
Aerospace/Defense — 1.8%
AAR Corp.*	1,100	30,316
Alliant Techsystems, Inc.*	875	76,930
Armor Holdings, Inc.*	1,400	94,262
BE Aerospace, Inc.*	2,400	76,080
Boeing Co.	27,400	2,436,134
Curtiss-Wright Corp.	1,576	60,739
DRS Technologies, Inc.	1,618	84,411
GenCorp, Inc.*	1,500	20,760
General Dynamics Corp.	15,400	1,176,560
Goodrich Corp.	4,200	216,216
Hexcel Corp.*	3,100	61,535
Honeywell International, Inc.	32,700	1,506,162
K&F Industries Holdings, Inc.*	1,500	40,395
Moog, Inc., Class A*	1,500	62,475
Northrop Grumman Corp.	13,164	977,032
Orbital Sciences Corp.*	2,300	43,102
Raytheon Co.	17,100	897,066
Rockwell Collins	6,700	448,431
Teledyne Technologies, Inc.*	1,700	63,648
TransDigm Group, Inc.*	300	10,914
Triumph Group, Inc.	200	11,068
United Technologies Corp.	39,840	2,589,600
World Fuel Services Corp.	1,000	46,260
		11,030,096
Agricultural Operations — 0.2%
AGCO Corp.*	3,600	133,092
Delta & Pine Land Co.	500	20,600
Monsanto Co.	21,734	1,194,501
		1,348,193
Airlines — 0.2%
AirTran Holdings, Inc.*	3,800	39,026
Alaska Air Group, Inc.*	1,700	64,770
AMR Corp.*	9,500	289,275
Continental Airlines, Inc., Class B*	4,100	149,199
ExpressJet Holdings, Inc.*	700	4,088
JetBlue Airways Corp.*	7,050	81,145
Republic Airways Holdings, Inc.*	1,700	39,032
SkyWest, Inc.	1,900	50,977
Southwest Airlines Co.	30,500	448,350
UAL Corp.*	3,610	137,794
		1,303,656
Auto & Related — 0.9%
A.S.V., Inc.*	1,000	15,260
Adesa, Inc.	3,200	88,416
Advance Auto Parts, Inc.	3,700	142,635
American Axle & Manufacturing Holdings, Inc.	2,100	57,435
ArvinMeritor, Inc.	2,100	38,325
Asbury Automotive Group, Inc.	900	25,425
AutoZone, Inc.*	2,000	256,280
Avis Budget Group, Inc.*	3,804	103,925
BorgWarner, Inc.	2,200	165,924
CarMax, Inc.*	7,146	175,363
CSK Auto Corp.*	500	8,600
Cummins Engine Co., Inc.	1,200	173,664
Dana Corp.*	4,500	3,938
Dollar Thrifty Automotive Group, Inc.*	500	25,520
Ford Motor Co.	72,700	573,603
General Motors Corp.	22,600	692,464
Harley-Davidson, Inc.	10,400	611,000
Johnson Controls, Inc.	6,600	624,492
Lear Corp.*	2,700	98,577
Monaco Coach Corp.	400	6,372
Navistar International Corp.*	2,800	128,100
O’Reilly Automotive, Inc.*	3,600	119,160
Oshkosh Truck Corp.	2,600	137,800
PACCAR, Inc.	9,187	674,326
Proliance International, Inc.*	94	355
Rent-A-Center, Inc.*	1,950	54,561
Superior Industries International, Inc.	300	6,249
Tenneco Automotive, Inc.*	1,500	38,190
Thor Industries, Inc.	1,600	63,024
TRW Automotive Holdings Corp.*	3,700	128,834
United Auto Group, Inc.	3,200	64,960
United Rentals, Inc.*	3,200	88,000
Visteon Corp.*	4,600	39,284
Wabash National Corp.	300	4,626
Winnebago Industries, Inc.	400	13,452
		5,448,139
Banks/Savings & Loans — 5.4%
Accredited Home Lenders Holding Co.*	100	927
Alabama National BanCorp.	300	21,243
AMCORE Financial, Inc.	500	15,875
Associated Banc-Corp.	4,619	155,198
Astoria Financial Corp.	3,700	98,383
BancorpSouth, Inc.	2,700	66,015
Bank of America Corp.	187,875	9,585,382
Bank of New York Co., Inc.	31,800	1,289,490
BankAtlantic Bancorp, Inc., Class A	2,200	24,112
BankUnited Financial Corp., Class A	500	10,605
BB&T Corp.	20,911	857,769
BOK Financial Corp.	2,242	111,046
Boston Private Financial Holdings, Inc.	1,300	36,296
Brookline Bancorp, Inc.	1,500	19,005
Capitol Federal Financial	2,500	94,525
Cathay Bancorp, Inc.	1,950	66,261
Central Pacific Financial Corp.	1,300	47,541
Chemical Financial Corp.	315	9,384
Chittenden Corp.	1,625	49,059
City National Corp.	1,200	88,320
Comerica, Inc.	5,900	348,808
Commerce Bancshares, Inc.	2,969	143,432
Community Bank Systems, Inc.	400	8,368
Compass Bancshares, Inc.	4,400	302,720
Corus Bankshares, Inc.	1,600	27,296
CVB Financial Corp.	2,416	28,750
Dime Community Bancshares	600	7,938
Downey Financial Corp.	300	19,362
East West Bancorp, Inc.	2,200	80,894
Fifth Third Bancorp	22,337	864,219
First Charter Corp.	600	12,900
First Community Bancorp	1,200	67,848
First Financial Bancorp	630	9,519
First Horizon National Corp.	4,600	191,038
First Niagara Financial Group, Inc.	3,500	48,685
First Republic Bank	300	16,110
FirstFed Financial Corp.*	300	17,049
Flagstar Bancorp, Inc.	2,500	29,875
FNB Corp.	1,851	31,189
Frontier Financial Corp.	1,500	37,425

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Fulton Financial Corp.	6,967	101,231
Glacier Bancorp, Inc.	1,875	45,075
Greater Bay Bancorp	1,900	51,091
Hancock Holding Co.	400	17,592
Hanmi Financial Corp.	1,407	26,817
Harleysville National Corp.	463	8,251
Hudson City Bancorp, Inc.	22,607	309,264
Huntington Bancshares, Inc.	9,000	196,650
International Bancshares Corp.	2,500	74,175
M&T Bank Corp.	3,000	347,490
MAF Bancorp, Inc.	400	16,536
Marshall & Ilsley Corp.	9,600	444,576
MB Financial, Inc.	1,450	52,215
Mid-State Bancshares	200	7,338
National City Corp.	25,814	961,572
National Penn Bancshares, Inc.	1,673	31,620
NBT Bancorp, Inc.	600	14,058
New York Community Bancorp, Inc.	11,765	206,946
NewAlliance Bancshares, Inc.	3,600	58,356
Northern Trust Corp.	8,700	523,218
Northwest Bancorp, Inc.	1,900	51,471
Old National Bancorp	2,307	41,941
Pacific Capital Bancorp	1,666	53,512
People’s Bank	5,100	226,440
PFF Bancorp, Inc.	450	13,649
PNC Bank Corp.	13,536	974,212
Prosperity Bancshares, Inc.	1,200	41,688
Provident Bankshares Corp.	400	13,144
Provident Financial Services, Inc.	2,300	40,135
Regions Financial Corp.	29,116	1,029,833
S&T Bancorp, Inc.	415	13,712
Sovereign Bancorp, Inc.	18,060	459,446
Sterling Bancshares, Inc.	2,250	25,155
Sterling Financial Corp.	1,660	51,775
Sun Trust Banks, Inc.	11,626	965,423
SVB Financial Group*	500	24,295
TCF Financial Corp.	4,700	123,892
TD Banknorth, Inc.	7,870	253,099
The Colonial BancGroup, Inc.	6,100	150,975
TrustCo Bank Corp. NY	2,380	22,800
Trustmark Corp.	1,300	36,452
U.S. Bancorp	70,915	2,479,898
UCBH Holdings, Inc.	4,020	74,852
UMB Financial Corp.	1,600	60,416
Umpqua Holdings Corp.	1,400	37,478
UnionBanCal Corp.	4,900	310,758
United Bankshares, Inc.	1,500	52,545
United Community Banks, Inc.	1,550	50,825
Valley National Bancorp	4,465	112,741
Wachovia Corp.	76,158	4,192,498
Washington Federal, Inc.	2,947	69,137
Washington Mutual, Inc.	37,834	1,527,737
Webster Financial Corp.	1,310	62,893
WesBanco, Inc.	100	3,087
Westamerica Bancorporation	700	33,719
Western Alliance Bancorp*	1,000	31,040
Wintrust Financial Corp.	300	13,383
Zions Bancorp.	2,707	228,796
		32,388,784
Broadcasting — 1.1%
Charter Communications, Inc., Class A*	17,100	47,709
Citadel Broadcasting Corp.	4,300	40,893
Clear Channel Communications, Inc.	19,500	683,280
Comcast Corp., Class A*	86,487	2,244,338
Comcast Corp., Class A Special*	44,100	1,123,227
Cox Radio, Inc., Class A*	800	10,920
Crown Media Holdings, Inc., Class A*	2,400	12,792
Cumulus Media, Inc., Class A*	900	8,442
Discovery Holding Co., Class A*	8,040	153,805
Entercom Communications Corp.	1,100	30,998
Entravision Communications Corp.*	1,700	15,878
Gray Television, Inc.	500	5,210
Hearst-Argyle Television, Inc.	1,600	43,504
Liberty Global, Inc., Class A*	3,795	124,969
Liberty Global, Inc. Series C*	8,195	251,095
Liberty Media Holding Corp. - Capital Series A*	4,830	534,150
Lin TV Corp., Class A*	200	3,180
Mediacom Communications Corp.*	2,700	21,978
Radio One, Inc., Class D*	2,000	12,920
Salem Communications Corp., Class A	200	2,500
Sinclair Broadcast Group, Inc., Class A	1,000	15,450
Spanish Broadcasting System, Inc., Class A*	400	1,600
The DIRECTV Group, Inc.*	48,899	1,128,100
TiVo, Inc.*	1,100	6,985
Westwood One, Inc.	2,200	15,114
World Wrestling Federation Entertainment, Inc.	1,500	24,450
		6,563,487
Building & Construction — 0.6%
Beazer Homes USA, Inc.	1,600	46,448
Cavco Industries, Inc.*	100	3,495
Centex Corp.	4,500	188,010
Champion Enterprises, Inc.*	2,100	18,480
D.R. Horton, Inc.	12,500	275,000
Dycom Industries, Inc.*	700	18,242
Emcor Group, Inc.*	600	35,388
Fleetwood Enterprises, Inc.*	2,200	17,402
Florida Rock Industries, Inc.	2,525	169,907
Granite Construction, Inc.	1,500	82,890
Hovnanian Enterprises, Inc., Class A*	1,000	25,160
Infrasource Services, Inc.*	1,500	45,795
Insituform Technologies, Inc., Class A*	1,000	20,790
Jacobs Engineering Group, Inc.*	4,400	205,260
KB HOME	3,300	140,811
Lennar Corp., Class A	4,300	181,503
Lennar Corp., Class B	800	31,544
M.D.C. Holdings, Inc.	1,057	50,810
M/I Homes, Inc.	100	2,655
Martin Marietta Materials, Inc.	1,200	162,240
Masco Corp.	15,800	432,920
Meritage Corp.*	400	12,848
Modine Manufacturing Co.	400	9,160
NCI Building Systems, Inc.*	200	9,548
NVR, Inc.*	100	66,500
Perini Corp.*	110	4,055
Pulte Corp.	9,300	246,078
Ryland Group, Inc.	1,200	50,628
Simpson Manufacturing Co., Inc.	1,400	43,176
Standard Pacific Corp.	2,500	52,175
Technical Olympic USA, Inc.	1,725	6,883
Texas Industries, Inc.	600	45,318
The Shaw Group, Inc.*	3,200	100,064
Toll Brothers, Inc.*	5,800	158,804
Trex Co., Inc.*	100	2,153
URS Corp.*	1,600	68,144
USG Corp.*	3,400	158,712

	SHARES	VALUE
COMMON STOCKS (Continued)
Building & Construction (Continued)
Vulcan Materials Co.	2,700	314,496
Washington Group International, Inc.*	300	19,926
WCI Communities, Inc.*	1,600	34,144
		3,557,562
Business Services — 1.2%
Acxiom Corp.	3,000	64,170
Administaff, Inc.	1,000	35,200
AMN Healthcare Services, Inc.*	1,200	27,144
aQuantive, Inc.*	2,900	80,939
Automatic Data Processing, Inc.	23,100	1,118,040
BEA Systems, Inc.*	15,000	173,850
BearingPoint, Inc.*	7,600	58,216
Brady Corp., Class A	1,600	49,920
Catalina Marketing Corp.	1,800	56,844
CDI Corp.	300	8,676
Ceridian Corp.*	5,800	202,072
ChoicePoint, Inc.*	3,266	122,246
Cintas Corp.	6,000	216,600
CSG Systems International, Inc.*	1,800	45,036
Ecolab, Inc.	9,200	395,600
Electronic Data Systems Corp.	20,700	572,976
Expeditors International of Washington, Inc.	8,100	334,692
Fair, Issac & Co., Inc.	1,600	61,888
First Data Corp.	30,679	825,265
Fiserv, Inc.*	6,650	352,849
Foundry Networks, Inc.*	5,100	69,207
FTI Consulting, Inc.*	1,100	36,949
Gartner, Inc., Class A*	4,600	110,170
Gevity HR, Inc.	200	3,948
Global Payments, Inc.	2,480	84,469
Harte-Hanks, Inc.	2,550	70,355
Hudson Highland Group, Inc.*	270	4,209
Iron Mountain, Inc.*	7,975	208,387
John H. Harland Co.	500	25,615
Keane, Inc.*	2,100	28,518
Kelly Services, Inc., Class A	500	16,100
Kenexa Corp.*	1,000	31,130
Korn/Ferry International*	1,400	32,116
Labor Ready, Inc.*	2,300	43,677
Manpower, Inc.	3,200	236,064
MAXIMUS, Inc.	400	13,792
MPS Group, Inc.*	3,900	55,185
Navigant Consulting, Inc.*	1,613	31,873
Paychex, Inc.	15,250	577,517
Resources Connection, Inc.*	1,600	51,184
Robert Half International, Inc.	6,200	229,462
SEI Investments Co.	3,700	222,851
TALX Corp.	1,150	38,100
TeleTech Holdings, Inc.*	1,900	69,711
Tetra Tech, Inc.*	2,300	43,838
The Corporate Executive Board Co.	800	60,768
Watson Wyatt & Co. Holdings	1,500	72,975
		7,270,393
Chemicals — 1.3%
A. Schulman, Inc.	200	4,712
Air Products & Chemicals, Inc.	9,000	665,640
Airgas, Inc.	2,800	118,020
Albemarle Corp.	4,000	165,360
Arch Chemicals, Inc.	200	6,244
Ashland, Inc.	2,700	177,120
Cabot Corp.	2,400	114,552
Cabot Microelectronics Corp.*	300	10,053
Chemtura Corp.	10,078	110,153
Cytec Industries, Inc.	2,000	112,480
Dionex Corp.*	300	20,433
Dow Chemical Co.	38,200	1,751,852
E.I. du Pont de Nemours & Co.	36,800	1,819,024
Eastman Chemical Co.	2,900	183,657
Ferro Corp.	1,500	32,415
FMC Corp.	700	52,801
Georgia Gulf Corp.	600	9,726
H.B. Fuller Co.	2,300	62,721
Hercules, Inc.*	4,100	80,114
Kronos Worldwide, Inc.	1,422	46,087
Lubrizol Corp.	2,600	133,978
Lyondell Chemical Co.	9,955	298,351
MacDermid, Inc.	600	20,922
Minerals Technologies, Inc.	300	18,648
NL Industries, Inc.	800	8,720
Olin Corp.	2,100	35,574
OM Group, Inc.*	400	17,872
PolyOne Corp.*	3,100	18,910
Praxair, Inc.	12,200	768,112
Rockwood Holdings, Inc.*	2,800	77,504
Rohm & Haas Co.	8,000	413,760
RPM, Inc.	4,400	101,640
Sigma-Aldrich Corp.	5,000	207,600
Spartech Corp.	500	14,670
Symyx Technologies*	400	7,088
Terra Industries, Inc.*	3,400	59,500
The Mosaic Co.*	1,800	47,988
The Valspar Corp.	3,200	89,056
Tronox, Inc., Class B	857	11,981
UAP Holding Corp.	2,600	67,210
Valhi, Inc.	3,660	48,312
Westlake Chemical Corp.	2,100	57,015
		8,067,575
Commercial Services — 0.5%
Advance America Cash Advance Centers, Inc.	500	7,695
Alliance Data Systems Corp.*	3,100	191,022
Arbitron, Inc.	300	14,085
Central Parking Corp.	200	4,436
Coinstar, Inc.*	1,000	31,300
Convergys Corp.*	5,300	134,673
CoStar Group, Inc.*	200	8,936
Deluxe Corp.	2,100	70,413
Euronet Worldwide, Inc.*	1,400	37,604
Fluor Corp.	2,100	188,412
Global Cash Access Holdings, Inc.*	500	8,345
Heartland Payment Systems, Inc.	1,400	33,096
Hewitt Associates, Inc., Class A*	380	11,107
Live Nation, Inc.*	3,200	70,592
Mobile Mini, Inc.*	1,000	26,780
Moody’s Corp.	11,100	688,866
NAVTEQ Corp.*	2,900	100,050
PHH Corp.*	1,567	47,888
Plexus Corp.*	800	13,720
Polycom, Inc.*	3,400	113,322
Quanta Services, Inc.*	4,000	100,880
R.H. Donnelley Corp.	2,459	174,318
Sirva, Inc.*	1,300	4,641
TETRA Technologies, Inc.*	2,600	64,246
The Western Union Co.	29,079	638,284
Viad Corp.	400	15,440
Weight Watchers International, Inc.	3,700	170,533
		2,970,684

	SHARES	VALUE
COMMON STOCKS (Continued)
Communication Services — 0.0%
JDS Uniphase Corp.*	7,586	115,535

Communications Equipment — 0.2%
Andrew Corp.*	6,300	66,717
Arris Group, Inc.*	3,500	49,280
Atheros Communications, Inc.*	1,500	35,895
Ceradyne, Inc.*	300	16,422
Finisar Corp.*	13,300	46,550
General Cable Corp.*	1,400	74,802
Inter-Tel, Inc.	300	7,092
Ixia*	1,700	15,810
L-3 Communications Holdings, Inc.	4,100	358,627
MasTec, Inc.*	2,200	24,222
Sonus Networks, Inc.*	12,300	99,261
Tekelec*	2,000	29,820
UTStarcom, Inc.*	4,400	36,476
ViaSat, Inc.*	1,200	39,564
		900,538
Computer Equipment — 1.2%
Adaptec, Inc.*	1,100	4,257
Brocade Communications Systems, Inc.*	15,950	151,844
Electronics for Imaging, Inc.*	1,500	35,175
EMC Corp.*	87,332	1,209,548
Emulex Corp.*	3,300	60,357
Hutchinson Technology, Inc.*	400	9,340
Imation Corp.	500	20,190
Ingram Micro, Inc., Class A*	6,300	121,653
Insight Enterprises, Inc.*	1,000	17,980
Intel Corp.	230,600	4,411,378
Komag, Inc.*	1,000	32,730
Kronos, Inc.*	500	26,750
MEMC Electronic Materials, Inc.*	8,400	508,872
Mentor Graphics Corp.*	3,500	57,190
MTS Systems Corp.	152	5,904
Palm, Inc.*	3,400	61,642
SanDisk Corp.*	6,600	289,080
Seagate Technology	2,590	60,347
Semtech Corp.*	3,700	49,876
Silicon Storage Technology, Inc.*	1,300	6,409
Synaptics, Inc.*	300	7,674
Trident Microsystems, Inc.*	2,700	54,162
Varian Semiconductor Equipment Associates, Inc.*	1,950	104,091
Western Digital Corp.*	8,900	149,609
Whitney Holding Corp.	2,525	77,214
		7,533,272
Computer Services — 1.9%
Affiliated Computer Services, Inc., Class A*	4,300	253,184
Avocent Corp.*	1,100	29,667
Black Box Corp.	300	10,962
Cadence Design Systems, Inc.*	11,800	248,508
Cisco Systems, Inc.*	253,700	6,476,961
Cognizant Technology Solutions Corp.*	4,700	414,869
Computer Sciences Corp.*	6,300	328,419
Compuware Corp.*	14,300	135,707
Covansys Corp.*	1,400	34,552
Diebold, Inc.	2,800	133,588
DST Systems, Inc.*	2,500	188,000
Extreme Networks, Inc.*	3,400	14,382
FactSet Research Systems, Inc.	1,050	65,992
Fidelity National Information Services, Inc.	9,678	439,962
IHS, Inc., Class A*	1,600	65,776
Jack Henry & Associates, Inc.	3,100	74,555
Manhattan Associates, Inc.*	300	8,229
MICROS Systems, Inc.*	1,600	86,384
NCR Corp.*	6,900	329,613
NETGEAR, Inc.*	1,000	28,530
Network Appliance, Inc.*	14,200	518,584
Perot Systems Corp., Class A*	4,500	80,415
Sapient Corp.*	5,000	34,300
SRA International, Inc., Class A*	1,400	34,104
Sun Microsystems, Inc.*	144,000	865,440
Sybase, Inc.*	3,100	78,368
Sykes Enterprises, Inc.*	1,400	25,536
Syntel, Inc.	1,400	48,510
The BISYS Group, Inc.*	5,100	58,446
Unisys Corp.*	13,800	116,334
Wind River Systems, Inc.*	3,300	32,802
		11,260,679
Computer Software — 3.5%
3Com Corp.*	14,100	55,131
Activision, Inc.*	11,744	222,431
Adobe Systems, Inc.*	23,208	967,774
Advent Software, Inc.*	400	13,948
Altiris, Inc.*	300	9,873
ANSYS, Inc.*	1,500	76,155
Autodesk, Inc.*	9,300	349,680
Blackboard, Inc.*	1,000	33,630
BMC Software, Inc.*	8,200	252,478
Borland Software Corp.*	2,200	11,594
CA, Inc.	21,600	559,656
CheckFree Corp.*	3,500	129,815
Citrix Systems, Inc.*	6,400	204,992
Dendrite International, Inc.*	1,400	21,924
Electronic Arts, Inc.*	12,300	619,428
Epicor Software Corp.*	1,900	26,429
eResearch Technology, Inc.*	1,600	12,576
Hyperion Solutions Corp.*	2,300	119,209
Informatica Corp.*	2,400	32,232
Intermec, Inc.*	1,800	40,212
Intuit, Inc.*	13,200	361,152
L-1 Identity Solutions, Inc.*	2,731	45,089
Lawson Software, Inc.*	7,000	56,630
McAfee, Inc.*	6,400	186,112
Microsoft Corp.	391,700	10,916,679
Midway Games, Inc.*	3,500	21,875
National Instruments Corp.	2,850	74,755
Novell, Inc.*	13,200	95,304
Nuance Communications, Inc.*	7,700	117,887
NVIDIA Corp.*	14,200	408,676
Openwave Systems, Inc.*	3,000	24,450
Opsware, Inc.*	3,400	24,650
Oracle Corp.*	207,260	3,757,624
Parametric Technology Corp.*	4,580	87,432
Progress Software Corp.*	1,300	40,560
Quest Software, Inc.*	3,600	58,572
Red Hat, Inc.*	7,200	165,096
Salesforce.com, Inc.*	4,300	184,126
Symantec Corp.*	37,565	649,874
Take-Two Interactive Software, Inc.*	2,150	43,301
THQ, Inc.*	1,850	63,252
TIBCO Software, Inc.*	8,300	70,716
Transaction Systems Architects, Inc., Class A*	900	29,151
Ulticom, Inc.*	500	4,100
Verint Systems, Inc.*	1,000	32,150
Witness Systems, Inc.*	1,100	29,645
		21,308,025

	SHARES	VALUE
COMMON STOCKS (Continued)
Computers — 2.3%
Apple Computer, Inc.*	32,400	3,010,284
Dell, Inc.*	90,900	2,109,789
Gateway, Inc.*	11,100	24,309
Hewlett-Packard Co.	108,801	4,367,272
International Business Machines Corp.	48,400	4,562,184
		14,073,838
Construction Materials — 0.0%
Eagle Materials, Inc.	1,593	71,096

Consumer Products — 2.1%
Avon Products, Inc.	18,700	696,762
Blyth, Inc.	1,500	31,665
Central Garden & Pet Co.*	200	2,954
Central Garden & Pet Co., Class A*	400	5,880
Clorox Co.	6,100	388,509
Colgate-Palmolive Co.	21,600	1,442,664
Energizer Holdings, Inc.*	2,000	170,660
Estee Lauder Companies, Inc., Class A	4,800	234,480
Fortune Brands, Inc.	5,300	417,746
Fossil, Inc.*	2,600	68,822
Hasbro, Inc.	5,700	163,134
IDEXX Laboratories, Inc.*	800	70,104
International Flavors & Fragrances, Inc.	3,500	165,270
Jarden Corp.*	2,600	99,580
Mattel, Inc.	15,300	421,821
Newell Rubbermaid, Inc.	11,100	345,099
Playtex Products, Inc.*	3,100	42,067
Procter & Gamble Co.	126,205	7,971,108
Russ Berrie & Co., Inc.*	400	5,640
Sally Beauty Holdings, Inc.*	3,500	32,165
Spectrum Brands, Inc.*	1,500	9,495
The Scotts Co., Class A	2,200	96,866
Tupperware Corp.	1,700	42,381
		12,924,872
Containers & Glass — 0.1%
Crown Holdings, Inc.*	6,900	168,774
Owens-Illinois, Inc.*	5,800	149,466
Silgan Holdings, Inc.	600	30,666
		348,906
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	3,800	126,882
Graphic Packaging Corp.*	8,000	37,920
Longview Fibre Co.	1,134	27,930
Pactiv Corp.*	4,500	151,830
Rock-Tenn Co., Class A	1,400	46,480
Sealed Air Corp.	5,800	183,280
Sonoco Products Co.	1,700	63,886
		638,208
Distribution/Wholesale — 0.2%
Brightpoint, Inc.*	1,680	19,219
CDW Corp.	3,300	202,719
Central European Distribution Corp.*	1,400	40,754
Fastenal Co.	5,100	178,755
Genuine Parts Co.	5,900	289,100
Grainger, Inc.	2,500	193,100
LKQ Corp.*	1,300	28,418
Owens & Minor, Inc.	1,500	55,095
Pool Corp.	1,600	57,280
ScanSource, Inc.*	200	5,368
United Natural Foods, Inc.*	1,600	49,024
United Stationers, Inc.*	500	29,960
Watsco, Inc.	200	10,214
WESCO International, Inc.*	1,500	94,170
		1,253,176
Diversified Operations — 1.7%
3M Co.	28,600	2,185,898
Actuant Corp., Class A	1,200	60,972
Acuity Brands, Inc.	1,000	54,440
Barnes Group, Inc.	1,900	43,719
Carlisle Cos., Inc.	2,600	111,618
Chemed Corp.	400	19,584
Corning, Inc.*	61,560	1,399,875
Covanta Holding Corp.*	5,690	126,204
Crane Co.	2,300	92,966
Danaher Corp.	12,300	878,835
ESCO Technologies, Inc.*	400	17,928
Esterline Technologies Corp.*	300	12,321
Federal Signal Corp.	900	13,968
Florida East Coast Industries, Inc.	500	31,345
Griffon Corp.*	400	9,900
Harsco Corp.	2,000	89,720
Hawaiian Electric Industries, Inc.	2,800	72,772
Hillenbrand Industries, Inc.	2,500	148,425
Illinois Tool Works, Inc.	22,700	1,171,320
ITT Industries, Inc.	7,400	446,368
Lancaster Colony Corp.	500	22,095
Leucadia National Corp.	7,800	229,476
Lockheed Martin Corp.	15,500	1,503,810
Mathews International Corp., Class A	500	20,350
Pentair, Inc.	3,700	115,292
PerkinElmer, Inc.	4,500	108,990
PPG Industries, Inc.	6,600	464,046
Roper Industries, Inc.	3,100	170,128
Sensient Technologies Corp.	1,800	46,404
Teleflex, Inc.	900	61,263
Textron, Inc.	3,900	350,220
Tredegar Corp.	400	9,116
Trinity Industries, Inc.	2,400	100,608
Universal Corp.	500	30,675
Vector Group Ltd.	1,513	28,308
Walter Industries, Inc.	1,400	34,650
		10,283,609
Education — 0.1%
Apollo Group, Inc., Class A*	6,550	287,545
Career Education Corp.*	3,700	112,850
Corinthian Colleges, Inc.*	3,100	42,625
DeVry, Inc.	2,400	70,440
ITT Educational Services, Inc.*	900	73,341
Laureate Education, Inc.*	2,000	117,940
Renaissance Learning, Inc.	500	6,585
Strayer Education, Inc.	200	25,000
Universal Technical Institute, Inc.*	1,000	23,080
		759,406
Electric Utilities — 0.1%
ALLETE, Inc.	1,000	46,620
Calpine Corp.*	17,200	35,260
Duquesne Light Holdings, Inc.	2,200	43,538
Great Plains Energy, Inc.	2,700	87,615
Integrys Energy Group, Inc.	1,377	76,437
NSTAR	4,300	151,016
Weststar Energy, Inc.	3,100	85,312
		525,798
Electrical Equipment — 2.6%
A.O. Smith Corp.	300	11,466
Advanced Energy Industries, Inc.*	1,800	37,872
Avid Technology, Inc.*	1,700	59,296

	SHARES	VALUE
COMMON STOCKS (Continued)
Electrical Equipment (Continued)
Axcelis Technologies, Inc.*	2,800	21,392
Checkpoint Systems, Inc.*	600	14,196
Credence Systems Corp.*	2,500	8,275
FLIR Systems, Inc.*	2,500	89,175
General Electric Co.	416,799	14,738,013
Genlyte Group, Inc.*	400	28,220
GrafTech International Ltd.*	3,700	33,596
Input/Output, Inc.*	2,700	37,206
Ionatron, Inc.*	2,300	10,718
Lincoln Electric Holdings, Inc.	900	53,604
Littelfuse, Inc.*	400	16,240
Microchip Technology, Inc.	8,150	289,569
Molex, Inc.	2,500	62,225
Molex, Inc., Class A	2,600	73,320
Paxar Corp.*	1,400	40,180
Power Integrations, Inc.*	400	9,060
Power-One, Inc.*	1,200	6,864
Rogers Corp.*	300	13,305
Veeco Instruments, Inc.*	400	7,800
Vicor Corp.	200	2,004
Xilinx, Inc.	12,400	319,052
		15,982,648
Electronics — 2.5%
Advanced Micro Devices, Inc.*	18,400	240,304
Aeroflex, Inc.*	2,400	31,560
Agere Systems, Inc.*	6,440	145,673
Agilent Technologies, Inc.*	16,800	565,992
Altera Corp.*	14,500	289,855
AMETEK, Inc.	3,750	129,525
AMIS Holdings, Inc.*	3,300	36,135
Amkor Technology, Inc.*	7,500	93,600
Amphenol Corp., Class A	3,300	213,081
Analog Devices, Inc.	13,900	479,411
Anixter International, Inc.*	1,600	105,504
Applied Materials, Inc.	61,400	1,124,848
Applied Micro Circuits Corp.*	11,800	43,070
Arrow Electronics, Inc.*	4,600	173,650
Atmel Corp.*	19,500	98,085
ATMI, Inc.*	1,500	45,855
Avnet, Inc.*	5,522	199,565
AVX Corp.	6,200	94,240
Belden CDT, Inc.	1,500	80,385
Benchmark Electronics, Inc.*	2,250	46,485
Broadcom Corp., Class A*	19,900	638,193
Brooks Automation, Inc.*	2,500	42,875
Cirrus Logic, Inc.*	3,100	23,746
Coherent, Inc.*	400	12,696
Conexant Systems, Inc.*	18,217	30,058
Cree, Inc.*	2,600	42,796
Cubic Corp.	500	10,820
Cymer, Inc.*	1,500	62,325
Cypress Semiconductor Corp.*	6,100	113,155
Daktronics, Inc.	1,600	43,904
Diodes, Inc.*	1,000	34,850
DSP Group, Inc.*	500	9,500
Emerson Electric Co.	32,100	1,383,189
Energy Conversion Devices, Inc.*	900	31,446
EnerSys*	1,800	30,924
Entegris, Inc.*	4,917	52,612
Exar Corp.*	600	7,944
Fairchild Semiconductor Corp., Class A*	4,600	76,912
FormFactor, Inc.*	1,100	49,225
Genesis Microchip, Inc.*	900	8,361
Gentex Corp.	5,600	91,000
Harman International Industries, Inc.	1,900	182,552
Hittite Microwave Corp.*	1,100	44,187
Hubbell, Inc., Class B	2,100	101,304
II-VI, Inc.*	1,100	37,235
Integrated Device Technology, Inc.*	7,990	123,206
International Rectifier Corp.*	2,600	99,346
Intersil Corp., Class A	5,500	145,695
Itron, Inc.*	1,000	65,040
Jabil Circuit, Inc.	8,500	181,985
KEMET Corp.*	1,500	11,475
KLA-Tencor Corp.	9,000	479,880
Lam Research Corp.*	5,700	269,838
Lattice Semiconductor Corp.*	3,900	22,815
Linear Technology Corp.	12,000	379,080
LSI Logic Corp.*	15,200	158,688
Maxim Integrated Products, Inc.	12,836	377,379
Micrel, Inc.*	2,800	30,856
Micron Technology, Inc.*	28,714	346,865
Microsemi Corp.*	2,900	60,349
MKS Instruments, Inc.*	2,300	58,696
Multi-Fineline Electronix, Inc.*	600	9,210
National Semiconductor Corp.	12,700	306,578
Newport Corp.*	1,600	26,192
Novellus Systems, Inc.*	4,556	145,883
OmniVision Technologies, Inc.*	1,000	12,960
ON Semiconductor Corp.*	13,000	115,960
Photronics, Inc.*	600	9,330
PMC-Sierra, Inc.*	8,400	58,884
QLogic Corp.*	5,800	98,600
Rambus, Inc.*	4,400	93,500
Rockwell Automation Inc.	6,400	383,168
Sanmina Corp.*	21,220	76,816
Sigmatel, Inc.*	1,000	3,140
Silicon Image, Inc.*	2,600	21,216
Silicon Laboratories, Inc.*	2,100	62,832
Skyworks Solutions, Inc.*	6,500	37,375
Solectron Corp.*	36,200	114,030
Synopsys, Inc.*	4,900	128,527
Taser International, Inc.*	1,000	8,030
Tech Data Corp.*	1,300	46,553
Technitrol, Inc.	1,500	39,285
Tektronix, Inc.	3,000	84,480
Teradyne, Inc.*	7,100	117,434
Tessera Technologies, Inc.*	1,600	63,584
Texas Instruments, Inc.	57,600	1,733,760
Thermo Electron Corp.*	15,523	725,700
Thomas & Betts Corp.*	2,300	112,286
Trimble Navigation Ltd.*	3,900	104,676
TriQuint Semiconductor, Inc.*	5,100	25,500
Vishay Intertechnology, Inc.*	6,430	89,891
Vitesse Semiconductor Corp.*	7,500	8,400
Zoran Corp.*	1,700	28,934
		15,102,539
Energy — 1.8%
Centerpoint Energy, Inc.	12,850	230,529
ChevronTexaco Corp.	87,247	6,452,788
CONSOL Energy, Inc.	7,000	273,910
DTE Energy Co.	6,800	325,720
Energy East Corp.	5,900	143,724
Entergy Corp.	7,500	786,900
Evergreen Energy, Inc.*	2,600	17,082
Evergreen Solar, Inc.*	2,100	20,475
Kinder Morgan, Inc.	3,200	340,640
NRG Energy, Inc.*	5,200	374,608

	SHARES	VALUE
COMMON STOCKS (Continued)
Energy (Continued)
Peabody Energy Corp.	11,100	446,664
Progress Energy, Inc.	10,200	514,488
Sempra Energy	10,010	610,710
Syntroleum Corp.*	1,700	5,304
Watts Industries, Inc., Class A	400	15,212
		10,558,754
Environmental Services — 0.0%
Compagnie Generale de Geophysique-Veritas*	1,406	58,560
Headwaters, Inc.*	1,500	32,775
Mine Safety Appliances Co.	800	33,648
Rollins, Inc.	2,350	54,073
		179,056
Facility Services — 0.0%
ABM Industries, Inc.	1,800	47,502

Financial Services — 9.0%
A.G. Edwards, Inc.	3,100	214,458
Advanta Corp., Class B	200	8,768
Affiliated Managers Group, Inc.*	600	65,010
AMBAC Financial Group, Inc.	2,850	246,212
American Capital Strategies Ltd.	6,100	270,291
American Express Co.	50,600	2,853,840
AmeriCredit Corp.*	4,900	112,014
Ameriprise Financial, Inc.	10,040	573,686
Asset Acceptance Capital Corp.*	1,300	20,111
Bank of Hawaii Corp.	1,900	100,757
BlackRock, Inc.	500	78,155
Capital One Financial Corp.	12,772	963,775
CapitalSource, Inc.	4,992	125,449
Cash America International, Inc.	1,200	49,200
Charles Schwab Corp.	50,700	927,303
CIT Group, Inc.	7,600	402,192
Citigroup, Inc.	203,789	10,462,527
Citizens Banking Corp.	2,894	64,131
Cohen & Steers, Inc.	1,500	64,620
Commerce Bancorp, Inc.	7,500	250,350
CompuCredit Corp.*	1,700	53,074
Countrywide Credit Industries, Inc.	23,100	777,084
Cullen/Frost Bankers, Inc.	2,100	109,893
Dun & Bradstreet Corp.*	1,800	164,160
E*Trade Group, Inc.*	16,200	343,764
Eaton Vance Corp.	4,400	156,816
eFunds Corp.*	1,800	47,988
Equifax, Inc.	4,400	160,380
eSPEED, Inc., Class A*	400	3,800
Fannie Mae	39,000	2,128,620
Federated Investors, Inc., Class B	3,600	132,192
Financial Federal Corp.	300	7,896
First Commonwealth Financial Corp.	2,200	25,850
First Midwest Bancorp, Inc.	1,500	55,125
FirstMerit Corp.	3,000	63,330
Franklin Resources, Inc.	8,000	966,640
Fremont General Corp.	2,800	19,404
Greenhill & Co., Inc.	900	55,251
H&R Block, Inc.	12,900	271,416
IndyMac Bancorp, Inc.	2,400	76,920
Interactive Data Corp.	3,200	79,200
International Securities Exchange Holdings, Inc.	1,400	68,320
Investment Technology Group, Inc.*	1,500	58,800
Investors Financial Services Corp.	1,700	98,855
Irwin Financial Corp.	400	7,456
J.P. Morgan Chase & Co.	138,508	6,701,017
Jackson Hewitt Tax Service, Inc.	500	16,090
Janus Capital Group, Inc.	7,100	148,461
Jefferies Group, Inc.	4,300	124,485
KeyCorp	15,400	577,038
Knight Capital Group, Inc., Class A*	4,200	66,528
LaBranche & Co., Inc.*	500	4,080
Legg Mason, Inc.	2,850	268,499
Lehman Brothers Holdings, Inc.	20,300	1,422,421
MBIA, Inc.	4,900	320,901
MCG Capital Corp.	1,900	35,644
Mellon Financial Corp.	15,700	677,298
Merrill Lynch & Co., Inc.	34,100	2,784,947
MoneyGram International, Inc.	2,900	80,504
Morgan Stanley Dean Witter & Co.	42,600	3,355,176
Municipal Mortgage & Equity, L. L. C.	700	19,950
Nasdaq Stock Market, Inc.*	4,000	117,640
Nelnet, Inc., Class A	1,000	23,970
Nuveen Investments, Class A	2,800	132,440
NYSE Group, Inc.*	5,600	525,000
Ocwen Financial Corp.*	2,900	37,323
Piper Jaffray Cos., Inc.*	360	22,298
Protective Life Corp.	2,400	105,696
Prudential Financial, Inc.	18,700	1,687,862
Raymond James Financial, Inc.	3,900	116,064
Sky Financial Group, Inc.	4,000	107,440
SLM Corp.	14,800	605,320
State Street Corp.	12,600	815,850
Susquehanna Bancshares, Inc.	1,900	44,061
Synovus Financial Corp.	13,000	420,420
T. Rowe Price Group, Inc.	10,000	471,900
TD Ameritrade Holding Corp.*	23,200	345,216
The Bear Stearns Cos., Inc.	3,500	526,225
The First Marblehead Corp.	3,800	170,582
The Goldman Sachs Group, Inc.	12,500	2,582,875
The South Financial Group, Inc.	2,700	66,744
The Student Loan Corp.	400	74,368
Waddell & Reed Financial, Inc., Class A	2,717	63,360
Wells Fargo & Co.	135,080	4,650,804
Wilmington Trust Corp.	2,500	105,425
World Acceptance Corp.*	900	35,955
		54,242,960
Food & Beverages — 3.3%
American Italian Pasta Co., Class A*	300	3,150
Anheuser-Busch Cos., Inc.	32,300	1,629,858
Archer-Daniels-Midland Co.	26,277	964,366
Brown Forman Corp., Class B	2,000	131,120
Campbell Soup Co.	16,300	634,885
Chiquita Brands International, Inc.	500	7,010
Coca-Cola Co.	93,800	4,502,400
Coca-Cola Enterprises, Inc.	20,200	409,050
ConAgra, Inc.	21,200	528,092
Constellation Brands, Inc., Class A*	7,600	160,968
Corn Products International, Inc.	2,700	96,093
Dean Foods Co.*	5,184	242,300
Del Monte Foods Co.	7,188	82,518
Flowers Foods, Inc.	2,225	67,128
General Mills, Inc.	13,500	785,970
H.J. Heinz Co.	13,200	621,984
Hain Celestial Group, Inc.*	1,400	42,098
Hershey Foods Corp.	6,300	344,358
Hormel Foods Corp.	5,500	204,545
Interstate Bakeries Corp.*	1,300	4,875
Kellogg Co.	15,900	817,737
Kraft Foods, Inc., Class A	18,300	579,378

	SHARES	VALUE
COMMON STOCKS (Continued)
Food & Beverages (Continued)
McCormick & Co., Inc.	4,300	165,636
Molson Coors Brewing Co., Class B	2,300	217,626
Panera Bread Co., Class A*	300	17,718
PepsiAmericas, Inc.	4,400	98,208
PepsiCo, Inc.	65,690	4,175,256
Performance Food Group Co.*	800	24,696
Pilgrim’s Pride Corp.	2,700	89,613
Ralcorp Holdings, Inc.*	500	32,150
Sanderson Farms, Inc.	400	14,824
Sara Lee Corp.	29,300	495,756
Smithfield Foods, Inc.*	4,000	119,800
SYSCO Corp.	24,700	835,601
The J.M. Smucker Co.	1,329	70,862
Tootsie Roll Industries, Inc.	578	17,318
TreeHouse Foods, Inc.*	816	24,864
Triarc Cos, Inc.	2,300	39,537
Triarc Cos., Inc., Class A	200	3,746
Tyson Foods, Inc., Class A	10,402	201,903
Wm. Wrigley Jr. Co.	8,725	444,364
		19,949,361
Forest & Paper Products — 0.5%
Domtar Corp.	23,235	216,318
International Paper Co.	18,724	681,554
Kimberly-Clark Corp.	18,300	1,253,367
P.H. Glatfelter Co.	700	10,437
Smurfit-Stone Container Corp.*	9,700	109,222
Universal Forest Products, Inc.	200	9,910
Wausau-Mosinee Paper Corp.	800	11,488
Weyerhaeuser Co.	9,415	703,677
		2,995,973
Funeral Services — 0.0%
Service Corp. International	11,710	138,881
Stewart Enterprises, Inc., Class A	3,000	24,180
		163,061
Health Care - Biotechnology — 1.8%
Affymetrix, Inc.*	2,700	81,189
Alexion Pharmaceuticals, Inc.*	1,000	43,240
Amgen, Inc.*	46,622	2,605,237
Applera Corp. - Celera Genomics Group.*	2,000	28,400
Arena Pharmaceuticals ,Inc.*	1,500	16,290
AtheroGenics, Inc.*	600	1,686
Biogen Idec, Inc.*	13,505	599,352
BioMarin Pharmaceutical, Inc.*	3,200	55,232
Biosite, Inc.*	200	16,794
Cambrex Corp.	500	12,300
Charles River Laboratories International, Inc.*	2,588	119,721
CV Therapeutics, Inc.*	1,400	11,018
Digene Corp.*	200	8,482
Encysive Pharmaceuticals, Inc.*	1,700	4,607
Enzon, Inc.*	500	4,075
Exelixis, Inc.*	3,800	37,772
Genentech, Inc.*	29,400	2,414,328
Genzyme Corp.*	9,900	594,198
Gilead Sciences, Inc.*	18,400	1,407,600
Illumina, Inc.*	1,700	49,810
ImClone Systems, Inc.*	2,700	110,079
Incyte Corp.*	2,000	13,180
Integra LifeSciences Holdings*	400	18,232
InterMune, Inc.*	1,300	32,058
LifeCell Corp.*	1,000	24,970
Martek Biosciences Corp.*	600	12,372
Medarex, Inc.*	5,000	64,700
Medtronic, Inc.	46,000	2,256,760
Myriad Genetics, Inc.*	1,300	44,798
Nabi Biopharmaceuticals*	1,600	8,496
Nuvelo, Inc.*	1,600	5,888
PDL BioPharma, Inc.*	4,400	95,480
Pharmaceutical Product Development, Inc.	3,900	131,391
Regeneron Pharmaceuticals, Inc.*	2,300	49,726
Tanox, Inc.*	1,100	20,636
Techne Corp.*	800	45,680
Telik, Inc.*	1,900	10,317
The Medicines Co.*	1,700	42,636
Trimeris, Inc.*	300	2,064
		11,100,794
Health Care - Drugs — 3.8%
Abbott Laboratories	64,800	3,615,840
Abraxis Bioscience, Inc.*	6,250	166,937
Adolor Corp.*	1,600	14,000
Alkermes, Inc.*	4,179	64,524
Alpharma, Inc., Class A	1,700	40,936
AmerisourceBergen Corp.	7,118	375,474
Amylin Pharmaceuticals, Inc.*	4,400	164,384
Barr Laboratories, Inc.*	3,825	177,289
Bristol-Myers Squibb Co.	80,800	2,243,008
Celgene Corp.*	15,900	834,114
Cephalon, Inc.*	2,300	163,783
Cubist Pharmaceuticals, Inc.*	1,600	35,312
Dendreon Corp.*	600	7,758
Eli Lilly & Co.	45,300	2,433,063
Forest Laboratories, Inc.*	12,700	653,288
Impax Laboratories, Inc.*	700	7,154
Inspire Pharmaceuticals, Inc.*	400	2,280
Isis Pharmaceuticals, Inc.*	2,900	26,883
K-V Pharmaceutical Co., Class A*	1,500	37,095
King Pharmaceuticals, Inc.*	9,249	181,928
Ligand Pharmaceuticals, Inc., Class B*	900	9,072
MannKind Corp.*	1,600	22,880
Medicis Pharmaceutical Corp., Class A	1,300	40,066
MedImmune, Inc.*	9,130	332,241
Millennium Pharmaceuticals, Inc.*	12,600	143,136
Mylan Laboratories, Inc.	6,425	135,825
Neurocrine Biosciences, Inc.*	800	10,000
New River Pharmaceuticals, Inc.*	1,200	76,356
NPS Pharmaceuticals, Inc.*	500	1,695
Onyx Pharmaceuticals, Inc.*	1,300	32,292
OSI Pharmaceuticals, Inc.*	2,200	72,600
Par Pharmaceutical Cos., Inc.*	700	17,584
Pfizer, Inc.	288,375	7,284,352
Pharmion Corp.*	1,200	31,548
Sciele Pharma, Inc.*	1,300	30,784
Sepracor, Inc.*	3,900	181,857
United Therapeutics Corp.*	200	10,756
Valeant Pharmaceuticals International	3,000	51,870
Vertex Pharmaceuticals, Inc.*	4,000	112,160
ViroPharma, Inc.*	2,700	38,745
Watson Pharmaceuticals, Inc.*	3,900	103,077
Wyeth	53,800	2,691,614
Zymogenetics, Inc.*	3,200	49,792
		22,725,352
Health Care - Products — 3.3%
Advanced Medical Optics, Inc.*	1,874	69,713
Align Technology, Inc.*	2,500	39,650
Allergan, Inc.	3,800	421,116
American Medical Systems Holdings, Inc.*	2,100	44,457
Arrow International, Inc.	1,800	57,888

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Products (Continued)
ArthroCare Corp.*	200	7,208
Bausch & Lomb, Inc.	2,300	117,668
Beckman Coulter, Inc.	2,600	166,114
Becton, Dickinson & Co.	9,400	722,766
Biomet, Inc.	8,900	378,161
Boston Scientific Corp.*	40,475	588,506
C.R. Bard, Inc.	3,700	294,187
CONMED Corp.*	500	14,615
Cooper Cos., Inc.	1,155	56,156
Cyberonics, Inc.*	400	7,512
Cytyc Corp.*	3,800	129,998
Dade Behring Holdings, Inc.	2,900	127,165
Datascope Corp.	300	10,857
DENTSPLY International, Inc.	5,734	187,789
Eclipsys Corp.*	300	5,781
Edwards Lifesciences Corp.*	1,400	70,980
Haemonetics Corp.*	500	23,375
Henry Schein, Inc.*	3,000	165,540
Hologic, Inc.*	1,600	92,224
Hospira, Inc.*	5,440	222,496
Human Genome Sciences, Inc.*	4,700	49,914
Immucor, Inc.*	2,175	64,010
Invacare Corp.	500	8,720
Invitrogen Corp.*	1,300	82,745
Johnson & Johnson	116,012	6,990,883
Kinetic Concepts, Inc.*	2,100	106,344
Mentor Corp.	1,700	78,200
Merck & Co., Inc.	86,800	3,833,956
MGI Pharma, Inc.*	2,800	62,916
Nektar Therapeutics*	3,500	45,710
Patterson Cos., Inc.*	5,000	177,450
Perrigo Co.	3,200	56,512
PolyMedica Corp.	500	21,165
PSS World Medical, Inc.*	2,900	61,306
ResMed, Inc.*	2,300	115,851
Respironics, Inc.*	2,700	113,373
Schering-Plough Corp.	59,500	1,517,845
Sirona Dental Systems, Inc.	1,900	65,474
St. Jude Medical, Inc.*	13,400	503,974
Stryker Corp.	15,400	1,021,328
Thoratec Corp.*	2,100	43,890
USANA Health Sciences, Inc.*	200	9,374
Varian Medical Systems, Inc.*	4,800	228,912
Ventana Medical Systems, Inc.*	1,400	58,660
Viasys Healthcare, Inc.*	1,500	50,985
West Pharmaceutical Services, Inc.	800	37,144
Wright Medical Group, Inc.*	400	8,916
Zimmer Holdings, Inc.*	8,380	715,736
		20,153,215
Health Care - Services — 2.3%
Allscripts Heathcare Solutions, Inc.*	1,900	50,939
Amedisys, Inc.*	1,100	35,673
AMERIGROUP Corp.*	2,200	66,880
AmSurg Corp.*	300	7,347
Apria Healthcare Group, Inc.*	1,800	58,050
Baxter International, Inc.	26,200	1,379,954
Cardinal Health, Inc.	15,900	1,159,905
Centene Corp.*	1,800	37,782
Cerner Corp.*	2,600	141,570
Community Health Care*	3,300	116,325
Covance, Inc.*	2,300	136,482
Coventry Health Care, Inc.*	6,350	355,917
DaVita, Inc.*	3,500	186,620
Emdeon Corp.*	11,100	167,943
Express Scripts, Inc.*	4,200	339,024
Genesis HealthCare Corp.*	150	9,466
Health Management Associates, Inc., Class A	8,700	94,569
Health Net, Inc.*	3,900	209,859
HealthExtras, Inc.*	1,300	37,414
Healthspring, Inc.*	500	11,775
Healthways, Inc.*	500	23,375
Humana, Inc.*	5,500	319,110
IMS Health, Inc.	7,700	228,382
Kindred Healthcare, Inc.*	1,800	59,004
Laboratory Corp. of America Holdings*	5,000	363,150
LifePoint Hospitals, Inc.*	233	8,905
Lincare Holdings, Inc.*	3,600	131,940
Magellan Health Services, Inc.*	1,200	50,400
Manor Care, Inc.	2,200	119,592
McKesson HBOC, Inc.	11,000	643,940
Medco Health Solutions, Inc.*	11,469	831,847
MedQuist, Inc.*	500	4,970
Molina Healthcare, Inc.*	1,000	30,590
Odyssey Healthcare, Inc.*	400	5,252
Omnicare, Inc.	4,100	163,057
PAREXEL International Corp.*	1,000	35,970
Pediatrix Medical Group, Inc.*	1,200	68,472
Psychiatric Solutions, Inc.*	1,700	68,527
Quality Systems, Inc.	1,200	48,000
Quest Diagnostics, Inc.	7,500	374,025
Sierra Health Services, Inc.*	1,800	74,106
STERIS Corp.	2,100	55,776
Sunrise Assisted Living, Inc.*	1,400	55,328
Tenet Healthcare Corp.*	17,950	115,418
The TriZetto Group, Inc.*	1,300	26,013
Triad Hospitals, Inc.*	2,787	145,621
United Surgical Partners International, Inc.*	1,600	49,296
UnitedHealth Group, Inc.	51,414	2,723,400
Universal Health Services, Inc., Class B	1,300	74,438
VCA Antech, Inc.*	2,600	94,406
WellCare Health Plans, Inc.*	1,300	110,825
Wellpoint, Inc.*	22,978	1,863,516
		13,570,145
Hotels & Restaurants — 0.1%
Wyndham Worldwide Corp.*	7,609	259,847
Wynn Resorts Ltd.	3,200	303,552
		563,399
Household Appliances & Home Furnishings — 0.0%
American Woodmark Corp.	200	7,352
Kimball International, Inc., Class B	1,000	19,280
Tempur-Pedic International, Inc.	2,400	62,376
Whirlpool Corp.	1,867	158,527
		247,535
Household Products — 0.1%
Black & Decker Corp.	2,300	187,726
Church & Dwight Co., Inc.	2,500	125,875
Ethan Allen Interiors, Inc.	800	28,272
Furniture Brands International, Inc.	1,000	15,780
		357,653
Instruments - Scientific — 0.1%
Applera Corp. - Applied Biosystems Group	4,700	138,979
Bruker BioSciences Corp.*	3,900	41,028
ev3, Inc.*	2,200	43,340
FEI Co.*	600	21,636
Gen-Probe, Inc.*	1,200	56,496
Greatbatch, Inc.*	300	7,650

	SHARES	VALUE
COMMON STOCKS (Continued)
Instruments - Scientific (Continued)
Intuitive Surgical, Inc.*	400	48,628
Kyphon, Inc.*	1,500	67,710
Millipore Corp.*	2,000	144,940
Symmetry Medical, Inc.*	200	3,266
Waters Corp.*	3,400	197,200
		770,873
Insurance — 4.4%
21st Century Insurance Group	3,100	65,720
Aetna, Inc.	21,900	959,001
AFLAC, Inc.	19,900	936,494
Alfa Corp.	3,400	62,832
Allstate Corp.	25,200	1,513,512
American Equity Investment Life Holding Co.	1,800	23,634
American Financial Group, Inc.	5,000	170,200
American International Group, Inc.	109,145	7,336,727
American National Insurance Co.	400	51,172
Aon Corp.	12,600	478,296
Argonaut Group, Inc.*	1,000	32,360
Arthur J. Gallagher & Co.	3,200	90,656
Assurant, Inc.	4,400	235,972
Brown & Brown, Inc.	4,700	127,135
Chubb Corp.	16,500	852,555
CIGNA Corp.	3,700	527,842
Cincinnati Financial Corp.	6,614	280,434
CNA Financial Corp.*	10,300	443,827
CNA Surety Corp.*	900	18,990
Conseco, Inc.*	6,800	117,640
Delphi Financial Group, Inc., Class S	1,675	67,385
Erie Indemnity Co., Class A	1,400	73,878
FBL Financial Group, Inc., Class A	200	7,826
Fidelity National Title Group, Inc., Class A	7,004	168,166
Great American Financial Resources, Inc.	1,700	41,616
Hanover Insurance Group, Inc.	1,100	50,732
Harleysville Group, Inc.	600	19,494
Hartford Financial Services Group, Inc.	9,600	917,568
HCC Insurance Holdings, Inc.	4,500	138,600
Hilb, Rogal & Hamilton Co.	1,300	63,765
Horace Mann Educators Corp.	1,700	34,935
Infinity Property & Casualty Corp.	400	18,744
LandAmerica Financial Group, Inc.	300	22,173
Lincoln National Corp.	10,333	700,474
Loews Corp.	22,000	999,460
Manulife Financial Corp.	12,326	424,631
Markel Corp.*	100	48,483
Marsh & McLennan Cos., Inc.	22,000	644,380
Mercury General Corp.	1,300	68,952
MetLife, Inc.	30,400	1,919,760
MGIC Investment Corp.	2,700	159,084
Nationwide Financial Services, Inc., Class A	1,600	86,176
Odyssey Re Holdings Corp.	2,100	82,551
Ohio Casualty Corp.	1,900	56,905
Old Republic International Corp.	8,775	194,103
Philadelphia Consolidated Holding Corp.*	2,400	105,576
Principal Financial Group, Inc.	10,000	598,700
ProAssurance Corp.*	500	25,575
Radian Group, Inc.	2,400	131,712
Reinsurance Group of America, Inc.	1,600	92,352
RLI Corp.	500	27,465
Safeco Corp.	3,600	239,148
Selective Insurance Group, Inc.	1,000	25,460
StanCorp Financial Group, Inc.	1,400	68,838
State Auto Financial Corp.	1,600	51,408
Stewart Information Services Corp.	300	12,537
The Commerce Group, Inc.	2,600	78,104
The First American Corp.	3,300	167,376
The Navigators Group, Inc.*	100	5,017
The Phoenix Companies, Inc.	2,100	29,148
The PMI Group, Inc.	2,500	113,050
The Progressive Corp.	29,700	648,054
The Travelers Companies, Inc.	26,241	1,358,496
Torchmark, Inc.	3,900	255,801
Transatlantic Holdings, Inc.	1,700	110,704
Triad Guaranty, Inc.*	200	8,282
United Fire & Casualty Co.	700	24,591
Unitrin, Inc.	1,800	84,726
Universal American Financial Corp.*	1,652	32,016
UnumProvident Corp.	13,680	315,050
W.R. Berkley Corp.	7,705	255,190
Zenith National Insurance Corp.	1,200	56,724
		26,255,940
Internet Services — 1.0%
Akamai Technologies, Inc.*	6,254	312,200
Ariba, Inc.*	633	5,950
CACI International, Inc., Class A*	600	28,116
CMGI, Inc.*	4,000	8,480
CNET Networks, Inc.*	5,300	46,163
Cogent Communications Group, Inc.*	2,000	47,260
Digital River, Inc.*	1,400	77,350
EarthLink, Inc.*	4,500	33,075
Equinix, Inc.*	200	17,126
Expedia, Inc.*	10,158	235,462
F5 Networks, Inc.*	1,400	93,352
GSI Commerce, Inc.*	900	20,331
IAC/InterActiveCorp*	10,158	383,058
j2 Global Communications, Inc.*	1,800	49,896
Juniper Networks, Inc.*	22,606	444,886
Jupitermedia Corp.*	400	2,648
Liberty Media Holding Corp. – Interactive, Class A*	24,150	575,253
Monster Worldwide, Inc.*	4,000	189,480
Move, Inc.*	5,800	32,132
Netflix, Inc.*	1,800	41,742
NetRatings, Inc.*	400	8,320
Overstock.com, Inc.*	200	3,320
Priceline.com, Inc.*	1,500	79,890
Qwest Communications International, Inc.*	74,729	671,814
Real Networks, Inc.*	5,500	43,175
S1 Corp.*	1,300	7,800
SafeNet, Inc.*	400	11,320
Total System Services, Inc.	7,500	238,875
United Online, Inc.	2,150	30,164
ValueClick, Inc.*	3,400	88,842
VeriSign, Inc.*	9,315	233,993
WebEx Communications, Inc.*	1,600	90,976
Websense, Inc.*	1,600	36,784
Yahoo!, Inc.*	54,310	1,699,360
		5,888,593
Leisure — 0.9%
Ameristar Casinos, Inc.	1,800	57,798
Bally Technologies, Inc.*	1,600	37,728
Boyd Gaming Corp.	3,400	161,976
Brunswick Corp.	3,500	111,475
Choice Hotels International, Inc.	2,700	95,661
Escala Group, Inc.*	1,000	4,030
Gaylord Entertainment Co.*	700	37,009
Harrah’s Entertainment, Inc.	7,003	591,403
Hilton Hotels Corp.	15,500	557,380

	SHARES	VALUE
COMMON STOCKS (Continued)
Leisure (Continued)
International Game Technology	13,400	541,092
International Speedway Corp., Class A	500	25,850
Isle of Capri Casinos, Inc.*	1,300	33,306
K2, Inc.*	500	6,045
Life Time Fitness, Inc.*	1,300	66,833
Marriott International, Inc., Class A	15,700	768,672
MGM Mirage, Inc.*	10,300	716,056
Multimedia Games, Inc.*	700	8,330
Penn National Gaming, Inc.*	2,700	114,534
Pinnacle Entertainment, Inc.*	2,000	58,140
Sabre Holdings Corp., Class A	4,516	147,899
Scientific Games Corp., Class A*	3,100	101,773
Shuffle Master, Inc.*	600	10,950
Six Flags, Inc.*	3,200	19,232
Speedway Motorsports, Inc.	2,000	77,500
Starwood Hotels & Resorts Worldwide, Inc.	7,800	505,830
Station Casinos, Inc.	1,850	160,155
The Marcus Corp.	200	4,652
Topps Co., Inc.	900	8,748
Vail Resorts, Inc.*	1,400	76,062
WMS Industries, Inc.*	500	19,620
		5,125,739
Machinery — 0.8%
Albany International Corp., Class A	400	14,376
Applied Industrial Technologies, Inc.	1,675	41,104
Baldor Electric Co.	1,700	64,158
CARBO Ceramics, Inc.	300	13,965
Caterpillar, Inc.	27,100	1,816,513
Deere & Co.	8,200	890,848
Dover Corp.	8,200	400,242
Dril-Quip, Inc.*	1,600	69,248
Flowserve Corp.*	1,800	102,942
Gardner Denver, Inc.*	1,900	66,215
Graco, Inc.	2,650	103,774
IDEX Corp.	2,000	101,760
Joy Global, Inc.	3,900	167,310
Kennametal, Inc.	700	47,327
Lone Star Technologies, Inc.*	400	26,412
National-Oilwell, Inc.*	7,005	544,919
Regal-Beloit Corp.	300	13,914
Sauer-Danfoss, Inc.	1,500	45,150
SPX Corp.	2,000	140,400
Terex Corp.*	3,600	258,336
The Manitowoc Co., Inc.	2,200	139,766
Universal Compression Holdings, Inc.*	300	20,304
Woodward Governor Co.	600	24,702
		5,113,685
Manufacturing — 0.4%
Alberto-Culver Co.	3,500	80,080
American Standard Cos., Inc.	8,000	424,160
AptarGroup, Inc.	700	46,851
Ball Corp.	4,200	192,570
Blount International, Inc.*	1,400	17,430
Briggs & Stratton Corp.	2,100	64,785
CLARCOR, Inc.	1,800	57,240
Cognex Corp.	1,500	32,505
Donaldson Co., Inc.	3,400	122,740
Eaton Corp.	5,300	442,868
Leggett & Platt, Inc.	6,300	142,821
Lennox International, Inc.	2,100	74,970
Mueller Water Products, Inc.	2,313	30,971
Nordson Corp.	400	18,584
Packaging Corp. of America	3,500	85,400
Pall Corp.	4,200	159,600
Polaris Industries, Inc.	800	38,384
Quanex Corp.	1,450	61,408
The Brink’s Co.	1,200	76,140
Varian, Inc.*	500	29,130
Verigy Ltd.*	2,056	48,254
Wabtec Corp.	2,000	68,980
Zebra Technologies Corp., Class A*	1,875	72,394
		2,388,265
Metals & Mining — 0.7%
Alcoa, Inc.	36,500	1,237,350
Alpha Natural Resources, Inc.*	600	9,378
AMCOL International Corp.	1,000	29,650
Arch Coal, Inc.	5,400	165,726
Century Aluminum Co.*	1,349	63,241
Cleveland-Cliffs, Inc.	800	51,208
Coeur d’Alene Mines Corp.*	11,100	45,621
Commercial Metals Co.	4,600	144,210
Compass Minerals International, Inc.	1,000	33,400
Freeport-McMoran Copper & Gold, Inc., Class B	11,118	735,901
Gibraltar Industries, Inc.	1,000	22,620
Hecla Mining Co.*	4,300	38,958
Kaydon Corp.	500	21,280
Massey Energy Co.	3,000	71,970
MSC Industrial Direct Co., Inc., Class A	1,000	46,680
Mueller Industries, Inc.	500	15,050
Newmont Mining Corp.	16,900	709,631
Precision Castparts Corp.	4,524	470,722
Stillwater Mining Co.*	3,300	41,877
Titanium Metals Corp.*	8,148	292,350
USEC, Inc.*	3,300	53,625
		4,300,448
Multimedia — 2.3%
A.H. Belo Corp. Series A	3,500	65,345
CBS Corp., Class A	1,700	52,037
CBS Corp., Class B	30,207	924,032
DreamWorks Animation SKG, Inc., Class A*	1,300	39,754
Emmis Communications Corp., Class A	1,082	9,132
Gannett Co., Inc.	8,600	484,094
Gemstar-TV Guide International, Inc.*	16,661	69,810
Idearc, Inc.	5,510	193,401
Macrovision Corp.*	1,700	42,585
Martha Stewart Living Omnimedia, Inc., Class A	200	3,402
McGraw-Hill Cos, Inc.	14,200	892,896
Media General, Inc., Class A	400	15,264
Meredith Corp.	900	51,651
News Corp., Class A	39,500	966,565
News Corp., Class B	87,044	2,012,457
The E.W. Scripps Co., Class A	4,600	205,528
Time Warner, Inc.	152,600	3,009,272
Tribune Co.	10,900	349,999
Triple Crown Media, Inc.*	50	420
Viacom, Inc., Class A*	1,700	69,802
Viacom, Inc., Class B*	24,747	1,017,349
Walt Disney Co.	83,440	2,872,839
Warner Music Group Corp.	5,300	90,418
XM Satellite Radio Holdings, Inc., Class A*	10,200	131,784
		13,569,836
Office Equipment — 0.2%
Global Imaging Systems, Inc.*	2,000	39,000
IKON Office Solutions, Inc.	5,000	71,850

	SHARES	VALUE
COMMON STOCKS (Continued)
Office Equipment (Continued)
Lexmark International Group, Inc., Class A*	3,400	198,764
Pitney Bowes, Inc.	8,400	381,276
Xerox Corp.*	37,900	640,131
		1,331,021
Office Furnishings & Supplies — 0.1%
Aaron Rents, Inc.	1,500	39,660
Acco Brands Corp.*	2,069	49,842
Avery Dennison Corp.	4,000	257,040
Herman Miller, Inc.	2,600	87,074
HNI Corp.	1,800	82,674
Interface, Inc.*	1,700	27,183
Knoll, Inc.	100	2,383
OfficeMax, Inc.	2,100	110,754
Steelcase, Inc., Class A	2,200	43,758
		700,368
Oil & Gas — 7.4%
AGL Resources, Inc.	3,100	132,432
Anadarko Petroleum Corp.	17,400	747,852
Apache Corp.	13,884	981,599
Aquila, Inc.*	15,000	62,700
Atmos Energy Corp.	3,700	115,736
ATP Oil & Gas Corp.*	1,000	37,600
Atwood Oceanics, Inc.*	1,200	70,428
Baker Hughes, Inc.	13,500	892,755
Berry Petroleum Co., Class A	1,600	49,056
BJ Services Co.	11,700	326,430
Cabot Oil & Gas Corp., Class A	1,750	117,810
Cameron International Corp.*	3,900	244,881
Carrizo Oil & Gas, Inc.*	1,100	38,456
Cheniere Energy, Inc.*	1,200	37,380
Chesapeake Energy Corp.	18,700	577,456
Cimarex Energy Co.	2,810	104,026
CNX Gas Corp.*	5,700	161,481
Complete Production Services, Inc.*	3,000	59,730
Comstock Resources, Inc.*	1,100	30,118
ConocoPhillips	65,878	4,502,761
Delta Petroleum Corp.*	1,900	43,624
Denbury Resources, Inc.*	4,800	142,992
Devon Energy Corp.	16,740	1,158,743
Diamond Offshore Drilling, Inc.	4,400	356,180
Dresser-Rand Group, Inc.*	3,100	94,426
El Paso Corp.	28,253	408,821
Encore Aquisition Co.*	1,750	42,333
Energen Corp.	2,500	127,225
Energy Partners Ltd.*	1,000	18,150
ENSCO International, Inc.	6,100	331,840
EOG Resources, Inc.	9,200	656,328
Equitable Resources, Inc.	4,300	207,776
EXCO Resources, Inc.*	900	14,922
Exxon Mobil Corp.	233,264	17,599,769
FMC Technologies, Inc.*	2,500	174,400
Forest Oil Corp.*	2,300	76,751
Frontier Oil Corp.	3,600	117,504
Goodrich Petroleum Corp.*	1,100	36,993
Grant Prideco, Inc.*	4,600	229,264
Grey Wolf, Inc.*	6,900	46,230
Halliburton Co.	39,200	1,244,208
Hanover Compressor Co.*	3,700	82,325
Helix Energy Solutions Group, Inc.*	2,730	101,802
Helmerich & Payne, Inc.	4,100	124,394
Hess Corp.	11,200	621,264
Holly Corp.	1,400	83,020
Hornbeck Offshore Services, Inc.*	1,000	28,650
Houston Exploration Co.*	500	26,975
Hugoton Royalty Trust	649	16,342
Hydril Co.*	200	19,248
Key Energy Services, Inc.*	2,900	47,415
Marathon Oil Corp.	12,501	1,235,474
Mariner Energy, Inc.*	3,271	62,574
Murphy Oil Corp.	7,100	379,140
National Fuel Gas Co.	2,900	125,454
New Jersey Resources Corp.	500	25,025
Newfield Exploration Co.*	4,300	179,353
Newpark Resources, Inc.*	2,600	18,330
Nicor, Inc.	1,500	72,630
Noble Energy, Inc.	6,368	379,851
Occidental Petroleum Corp.	33,480	1,650,899
Oceaneering International, Inc.*	1,900	80,028
Oil States International, Inc.*	1,600	51,344
ONEOK, Inc.	4,200	189,000
Parallel Petroleum Corp.*	1,300	29,835
Parker Drilling Co.*	4,100	38,499
Patterson-UTI Energy, Inc.	6,200	139,128
Penn Virginia Corp.	200	14,680
Petrohawk Energy Corp.*	6,410	84,420
Piedmont Natural Gas Co., Inc.	2,300	60,674
Pioneer Natural Resources Co.	4,902	211,325
Plains Exploration & Production Co.*	2,700	121,878
Pogo Producing Co.	1,700	81,770
Pride International, Inc.*	6,600	198,660
Quicksilver Resources, Inc.*	2,900	115,333
Range Resources Corp.	4,700	156,980
Rowan Cos., Inc.	4,400	142,868
RPC, Inc.	4,875	81,217
SEACOR Holdings, Inc.*	300	29,520
Smith International, Inc.	7,700	369,985
South Jersey Industries, Inc.	400	15,220
Southern Union Co.	4,288	130,312
Southwestern Energy Co.*	6,400	262,272
Spectra Energy Corp.	23,478	616,767
St. Mary Land & Exploration Co.	1,700	62,356
Sunoco, Inc.	3,800	267,672
Superior Energy Services, Inc.*	2,300	79,281
Swift Energy Co.*	300	12,531
Tesoro Petroleum Corp.	2,500	251,075
The Meridian Resource Corp.*	800	1,928
Tidewater, Inc.	1,300	76,154
UGI Corp.	3,310	88,410
Unit Corp.*	900	45,531
Valero Energy Corp.	24,118	1,555,370
W-H Energy Services, Inc.*	1,200	56,088
Whiting Petroleum Corp.*	800	31,528
Williams Cos., Inc.	23,860	679,056
XTO Energy, Inc.	13,909	762,352
		44,890,378
Paper & Related Products — 0.1%
Bowater, Inc.	2,200	52,404
Louisiana-Pacific Corp.	3,600	72,216
MeadWestvaco Corp.	6,540	201,694
Neenah Paper, Inc.	393	15,618
Potlatch Corp.	481	22,020
Temple-Inland, Inc.	4,000	238,960
		602,912
Personal Care — 0.0%
Chattem, Inc.*	200	11,788
Elizabeth Arden, Inc.*	300	6,546
Nu Skin Enterprises, Inc., Class A	2,400	39,648

	SHARES	VALUE
COMMON STOCKS (Continued)
Personal Care (Continued)
Revlon, Inc., Class A*	16,802	17,978
		75,960
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	10,900	245,904

Printing — 0.1%
Cenveo, Inc.*	1,800	43,740
Consolidated Graphics, Inc.*	200	14,810
R. R. Donnelley & Sons Co.	7,800	285,402
Valassis Communications, Inc.*	1,000	17,190
		361,142
Publishing — 0.1%
Dow Jones & Co., Inc.	2,300	79,281
John Wiley & Sons, Inc., Class A	1,000	37,760
Journal Register Co.	600	3,576
Lee Enterprises, Inc.	800	24,040
Marvel Entertainment, Inc.*	3,400	94,350
PRIMEDIA, Inc.*	8,400	22,344
ProQuest Co.*	500	4,500
Scholastic Corp.*	1,600	49,760
Sun-Times Media Group, Inc., Class A	2,100	10,416
The McClatchy Co., Class A	1,525	48,205
The New York Times Co., Class A	5,200	122,252
		496,484
Real Estate — 0.2%
CB Richard Ellis Group, Inc., Class A*	9,500	324,710
Corrections Corp. of America*	2,300	121,463
Jones Lang LaSalle, Inc.	600	62,568
Realogy Corp.*	9,512	281,650
The St. Joe Co.	3,000	156,930
		947,321
Restaurants — 0.8%
Applebee’s International, Inc.	2,600	64,428
Bob Evans Farms, Inc.	700	25,865
Brinker International, Inc.	3,450	112,815
CBRL Group, Inc.	1,100	50,930
CEC Entertainment, Inc.*	600	24,924
CKE Restaurants, Inc.	2,800	52,808
Darden Restaurants, Inc.	5,100	210,069
Domino’s Pizza, Inc.	2,300	74,681
IHOP Corp.	400	23,460
Jack in the Box, Inc.*	500	34,565
Krispy Kreme Doughnuts, Inc.*	1,000	10,190
Landry’s Seafood Restaurants, Inc.	300	8,880
McDonald’s Corp.	49,500	2,229,975
OSI Restaurant Partners, Inc.	2,800	110,600
P.F. Chang’s China Bistro, Inc.*	900	37,692
Papa John’s International, Inc.*	1,500	44,100
RARE Hospitality International, Inc.*	500	15,045
Ruby Tuesday, Inc.	1,500	42,900
Sonic Corp.*	3,125	69,625
Starbucks Corp.*	30,000	940,800
Texas Roadhouse, Inc., Class A*	300	4,275
The Cheesecake Factory*	2,850	75,953
Wendy’s International, Inc.	4,000	125,200
Yum! Brands, Inc.	9,600	554,496
		4,944,276
Retail - Food — 0.4%
Kroger Co.	27,500	776,875
Ruddick Corp.	1,900	57,152
Safeway, Inc.	16,900	619,216
SUPERVALU, Inc.	8,075	315,490
The Great Atlantic & Pacific Tea Co., Inc.	1,100	36,498
Tim Hortons, Inc.	5,417	164,785
Weis Markets, Inc.	400	17,880
Whole Foods Market, Inc.	5,400	242,190
		2,230,086
Retail - General — 2.6%
99 Cents Only Stores*	2,366	34,851
Big Lots, Inc.*	3,700	115,736
BJ’s Wholesale Club, Inc.*	2,700	91,341
Casey’s General Stores, Inc.	1,800	45,018
CVS Corp.	59,156	2,019,586
Dillards, Inc., Class A	2,900	94,917
Dollar General Corp.	12,525	264,904
Family Dollar Stores, Inc.	5,800	171,796
Federated Department Stores, Inc.	21,008	946,410
Fred’s, Inc.	500	7,350
J.C. Penney Co., Inc.	8,000	657,280
Longs Drug Stores Corp.	600	30,984
Retail Ventures, Inc.*	1,600	33,680
Sears Holdings Corp.*	4,025	725,144
Target Corp.	34,400	2,038,544
TJX Cos., Inc.	18,200	490,672
Wal-Mart Stores, Inc.	166,700	7,826,565
		15,594,778
Retail - Specialty — 3.5%
Abercrombie & Fitch Co., Class A	3,500	264,880
Aeropostale, Inc.*	2,200	88,506
Amazon.com, Inc.*	17,400	692,346
American Eagle Outfitters, Inc.	8,550	256,414
American Greetings Corp., Class A	1,700	39,457
AnnTaylor Stores Corp.*	2,650	102,767
AutoNation, Inc.*	9,400	199,656
Barnes & Noble, Inc.	2,800	110,460
bebe stores, Inc.	3,750	65,175
Bed Bath & Beyond, Inc.*	11,900	478,023
Best Buy Co., Inc.	19,225	936,642
Blockbuster, Inc., Class A*	4,500	28,980
Blockbuster, Inc., Class B*	2,600	15,600
Borders Group, Inc.	1,600	32,672
Brown Shoe Co., Inc.*	1,000	42,000
Cabela’s, Inc., Class A*	2,100	52,101
Callaway Golf Co.	2,100	33,096
Chico’s FAS, Inc.*	7,000	171,010
Children’s Place Retail Stores, Inc.*	800	44,608
Christopher & Banks Corp.	1,400	27,258
Circuit City Stores-Circuit City Group	6,400	118,592
Claire’s Stores, Inc.	3,000	96,360
Coldwater Creek, Inc.*	3,350	67,938
Copart, Inc.*	3,850	107,838
Cost Plus, Inc.*	300	3,000
Costco Wholesale Corp.	19,000	1,022,960
Dollar Tree Stores, Inc.*	3,700	141,488
eBay, Inc.*	55,800	1,849,770
Foot Locker, Inc.	6,200	146,010
GameStop Corp., Class B*	3,988	129,889
Group 1 Automotive, Inc.	400	15,908
Guitar Center, Inc.*	300	13,536
Hibbett Sports, Inc.*	1,100	31,449
Home Depot, Inc.	81,650	2,999,821
Hot Topic, Inc.*	600	6,660
Jo-Ann Stores, Inc.*	200	5,450
K-Swiss, Inc., Class A	400	10,808
Kohl’s Corp.*	12,400	949,964
La-Z-Boy, Inc.	1,400	17,332

	SHARES	VALUE
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
Liz Claiborne, Inc.	3,800	162,830
Lowe’s Cos., Inc.	60,900	1,917,741
Movie Gallery, Inc.*	700	3,147
NBTY, Inc.*	2,600	137,904
Nordstrom, Inc.	10,300	545,282
Nutri/System, Inc.*	1,000	52,410
Office Depot, Inc.*	10,500	368,970
Pacific Sunwear of California, Inc.*	2,050	42,702
Payless ShoeSource, Inc.*	2,200	73,040
Pep Boys - Manny, Moe & Jack	2,000	38,180
PETsMART, Inc.	5,100	168,096
Pier 1 Imports, Inc.	3,100	21,421
RadioShack Corp.	5,200	140,556
RC2 Corp.*	200	8,078
Regis Corp.	1,100	44,407
Rite Aid Corp.*	21,320	123,016
Ross Stores, Inc.	4,900	168,560
Saks, Inc.	5,600	116,704
Select Comfort Corp.*	1,950	34,710
Sonic Automotive, Inc., Class A	400	11,400
Sotheby’s Holdings, Inc., Class A	2,300	102,304
Stage Stores, Inc.	1,720	40,093
Staples, Inc.	28,950	748,068
Stein Mart, Inc.	500	8,160
Systemax, Inc.*	1,300	24,349
The Buckle, Inc.	1,200	42,840
The Cato Corp., Class A	300	7,017
The Dress Barn, Inc.*	2,000	41,620
The Gap, Inc.	32,400	557,604
The Gymboree Corp.*	1,000	40,070
The Limited, Inc.	15,080	392,985
The Men’s Wearhouse, Inc.	1,750	82,338
The Nautilus Group, Inc.	500	7,715
The Sherwin Williams Co.	4,700	310,388
The Talbots, Inc.	1,300	30,706
Tiffany & Co.	4,800	218,304
Tractor Supply Co.*	1,400	72,100
Tuesday Morning Corp.	600	8,904
Tween Brands, Inc.*	500	17,860
Urban Outfitters, Inc.*	6,300	167,013
V.F. Corp.	4,000	330,480
Walgreen Co.	40,000	1,835,600
Williams-Sonoma, Inc.	4,100	145,386
Zale Corp.*	1,600	42,208
		20,869,690
Steel — 0.4%
AK Steel Holding Corp.*	4,200	98,238
Allegheny Technologies, Inc.	3,100	330,739
Carpenter Technology Corp.	300	36,228
Chaparral Steel Co.	1,800	104,706
Nucor Corp.	11,200	729,456
Reliance Steel & Aluminum Co.	2,800	135,520
Schnitzer Steel Industries, Inc., Class A	500	20,085
Steel Dynamics, Inc.	3,500	151,200
The Timken Co.	3,000	90,930
United States Steel Corp.	4,400	436,348
Valmont Industries, Inc.	1,000	57,830
Worthington Industries, Inc.	3,000	61,740
		2,253,020
Telecommunications — 4.6%
ADC Telecommunications, Inc.*	3,747	62,725
ADTRAN, Inc.	2,300	56,005
Alcatel-Lucent	27,757	328,088
ALLTEL Corp.	14,824	919,088
American Tower Corp., Class A*	17,900	697,205
AT&T, Inc.	249,743	9,847,366
Avaya, Inc.*	18,100	213,761
Cablevision Systems Corp., Class A	8,600	261,698
Centennial Communications Corp., Class A*	3,600	29,628
CenturyTel, Inc.	4,400	198,836
Ciena Corp.*	3,157	88,238
Cincinnati Bell, Inc.*	12,600	59,220
Citizens Communications Co.	13,130	196,294
CommScope, Inc.*	1,800	77,220
Comverse Technology, Inc.*	6,800	145,180
Crown Castle International Corp.*	12,017	386,106
Ditech Networks, Inc.*	300	2,436
Dobson Communications Corp., Class A*	5,700	48,963
EchoStar Communications Corp., Class A*	8,300	360,469
Embarq Corp.	5,130	289,076
FiberTower Corp.*	5,400	28,026
General Communication, Inc., Class A*	1,900	26,600
Harmonic, Inc.*	900	8,838
Harris Corp.	4,500	229,275
IDT Corp.*	200	2,256
IDT Corp., Class B*	1,800	20,430
InfoSpace, Inc.*	500	12,835
InterDigital Communication Corp.*	2,000	63,340
Leap Wireless International, Inc.*	2,200	145,156
Level 3 Communications, Inc.*	51,920	316,712
Motorola, Inc.	93,100	1,645,077
NeuStar, Inc.*	2,700	76,788
NII Holdings, Inc., Class B*	5,800	430,244
Novatel Wireless, Inc.*	200	3,208
Plantronics, Inc.	1,100	25,982
Powerwave Technologies, Inc.*	3,500	19,915
Premiere Global Services, Inc.*	1,800	20,196
Price Communications Corp.	1,825	36,500
QUALCOMM, Inc.	62,684	2,674,099
RCN Corp.*	630	16,097
RF Micro Devices, Inc.*	7,700	47,971
SBA Communications Corp., Class A*	3,900	115,245
Sprint Corp.	111,116	2,106,759
Sycamore Networks, Inc.*	11,200	41,888
Telephone & Data Systems, Inc.	1,200	71,544
Telephone & Data Systems, Inc.	2,200	122,980
Tellabs, Inc.*	16,256	160,934
Time Warner Telecom, Inc., Class A*	5,400	112,158
United States Cellular Corp.*	1,300	95,485
Verizon Communications	116,800	4,429,056
Virgin Media, Inc.	6,750	170,438
Windstream Corp.*	15,326	225,139
Wireless Facilities, Inc.*	700	910
		27,769,683
Textile & Apparel — 0.4%
Carter’s, Inc.*	2,000	50,680
Charming Shoppes, Inc.*	4,400	56,980
Coach, Inc.*	15,540	777,777
Columbia Sportswear Co.	1,000	62,310
DHB Industries, Inc.*	500	1,725
G & K Services, Inc., Class A	200	7,256
Guess?, Inc.	2,800	113,372
Hanesbrands, Inc.*	3,425	100,661
Iconix Brand Group, Inc.*	2,200	44,880
Jones Apparel Group, Inc.	4,300	132,139
Kellwood Co.	400	11,732
Mohawk Industries, Inc.*	1,643	134,808

	SHARES	VALUE
COMMON STOCKS (Continued)
Textile & Apparel (Continued)
NIKE, Inc., Class B	5,200	552,552
Oakley, Inc.	2,100	42,294
Oxford Industries, Inc.	300	14,832
Phillips-Van Heusen Corp.	1,400	82,320
Polo Ralph Lauren Corp.	1,500	132,225
Quiksilver, Inc.*	4,600	53,360
Skechers U.S.A., Inc., Class A*	1,000	33,570
The Finish Line, Inc., Class A	800	10,080
The Warnaco Group, Inc.*	1,400	39,760
Timberland Co.*	2,000	52,060
Wolverine World Wide, Inc.	2,200	62,854
		2,570,227
Tires & Rubber — 0.0%
Cooper Tire & Rubber Co.	2,500	45,725
Goodyear Tire & Rubber Co.*	6,400	199,616
		245,341
Tobacco — 1.3%
Alliance One International, Inc.*	3,800	35,074
Altria Group, Inc.	75,100	6,594,531
Loews Corp. - Carolina Group	1,600	120,976
Reynolds American, Inc.	11,200	698,992
UST, Inc.	5,800	336,284
		7,785,857
Tools-Hand Held — 0.1%
Snap-on, Inc.	2,400	115,440
Stanley Works	3,000	166,080
Toro Co.	1,000	51,240
		332,760
Transportation — 1.3%
ABX Air, Inc.*	600	4,110
Alexander & Baldwin, Inc.	900	45,396
Arkansas Best Corp.	400	14,220
Bristow Group, Inc.*	200	7,290
Burlington Northern Santa Fe Corp.	13,800	1,109,934
C.H. Robinson Worldwide, Inc.	7,000	334,250
Con-way, Inc.	2,000	99,680
CSX Corp.	17,400	696,870
EGL, Inc.*	800	31,704
FedEx Corp.	8,400	902,412
Forward Air Corp.	450	14,796
GATX Corp.	1,700	81,260
Genesee & Wyoming, Inc., Class A*	1,300	34,593
Heartland Express, Inc.	3,066	48,688
Hub Group, Inc., Class A*	1,400	40,586
J.B. Hunt Transport Services, Inc.	5,300	139,072
Kansas City Southern Industries, Inc.*	3,100	110,298
Kirby Corp.*	2,000	69,960
Knight Transportation, Inc.	2,625	46,777
Laidlaw International, Inc.	3,600	124,560
Landstar Systems, Inc.	1,600	73,344
Norfolk Southern Corp.	15,800	799,480
Old Dominion Freight Line, Inc.*	1,450	41,775
Overseas Shipholding Group, Inc.	900	56,340
Ryder System, Inc.	1,600	78,944
Swift Transportation Co., Inc.*	2,500	77,900
Union Pacific Corp.	8,400	853,020
United Parcel Service, Inc., Class B	26,600	1,864,660
Werner Enterprises, Inc.	2,700	49,059
YRC Worldwide, Inc.*	2,263	91,018
		7,941,996
Utilities — 3.1%
AES Corp.*	27,900	600,408
Allegheny Energy, Inc.*	6,200	304,668
Alliant Energy Corp.	3,700	165,834
Ameren Corp.	7,800	392,340
American Electric Power Co., Inc.	15,800	770,250
Aqua America, Inc.	5,034	113,014
Avista Corp.	2,100	50,883
Black Hills Corp.	500	18,385
CH Energy Group, Inc.	300	14,607
Cleco Corp.	1,600	41,328
CMS Energy Corp.	9,400	167,320
Consolidated Edison, Inc.	10,300	525,918
Constellation Energy Group	6,100	530,395
Dominion Resources, Inc.	11,800	1,047,486
DPL, Inc.	4,300	133,687
Duke Energy Corp.	50,256	1,019,694
Dynegy, Inc., Class A*	16,200	150,012
Edison International	12,400	609,212
El Paso Electric Co.*	1,200	31,620
Exelon Corp.	26,800	1,841,428
FirstEnergy Corp.	11,900	788,256
FPL Group, Inc.	16,200	990,954
FuelCell Energy, Inc.*	900	7,074
IDACORP, Inc.	1,600	54,144
KeySpan Corp.	5,600	230,440
MDU Resources Group, Inc.	6,825	196,151
MGE Energy, Inc.	200	7,092
Mirant Corp.*	10,800	436,968
NiSource, Inc.	10,937	267,300
Northeast Utilities	6,200	203,174
Northwest Natural Gas Co.	1,400	63,938
NorthWestern Corp.	400	14,172
OGE Energy Corp.	3,100	120,280
Otter Tail Power Co.	600	20,544
Parker-Hannifin Corp.	4,300	371,133
Pepco Holdings, Inc.	7,200	208,944
PG&E Corp.	13,200	637,164
Pinnacle West Capital Corp.	3,200	154,400
PNM Resources, Inc.	3,050	98,515
PPL Corp.	15,300	625,770
Public Service Enterprise Group, Inc.	6,700	556,368
Puget Energy, Inc.	3,800	97,584
Questar Corp.	2,200	196,262
Reliant Resources, Inc.*	13,594	276,230
SCANA Corp.	3,900	168,363
Sierra Pacific Resources*	8,400	145,992
Southern Co.	29,900	1,095,835
Southwest Gas Corp.	1,500	58,305
TECO Energy, Inc.	7,500	129,075
The Laclede Group, Inc.	300	9,324
TXU Corp.	17,500	1,121,750
UIL Holdings Corp.	333	11,555
Unisource Energy Corp.	600	22,530
Vectren Corp.	2,700	77,220
WGL Holdings, Inc.	1,900	60,762
Wisconsin Energy Corp.	4,000	194,080
Xcel Energy, Inc.	15,500	382,695
		18,628,832
Waste Management — 0.2%
Allied Waste Industries, Inc.*	15,500	195,145
Republic Services, Inc., Class A	7,800	216,996
Stericycle, Inc.*	900	73,350
Waste Connections, Inc.*	2,625	78,593

	SHARES	VALUE
COMMON STOCKS (Continued)
Waste Management (Continued)
Waste Management, Inc.	20,500	705,405
		1,269,489
TOTAL COMMON STOCKS (Identified Cost $455,609,184)		576,464,412

MUTUAL FUNDS — 4.4%
Other — 4.4%
DFA U.S. MicroCap Portfolio	1,642,353	26,195,528
TOTAL MUTUAL FUNDS (Identified Cost $21,611,946)		26,195,528
SHORT-TERM INVESTMENTS — 0.9%
Other — 0.9%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	5,560,625	5,560,625
		5,560,626
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,560,626)		5,560,626
Total Investments — 100.8% (Identified Cost $482,781,756)#		608,220,566

Liabilities, Less Cash and Other Assets — (0.8%)		(4,715,542)
Net Assets — 100.0%		$603,505,024

#

At March 31, 2007 the aggregate cost of investment securities for income tax purposes was $482,781,756. Net unrealized appreciation aggregated $125, 438,810 of which $141,784,737 related to appreciated investment securities and $16,345,927 related to depreciated investment securities.

*	Non-income producing security

Portfolio Sectors (% of portfolio market value)

Financials	23.9%	145,591,159
Non-Cyclical	20.1%	122,334,463
Industrials	10.5%	63,956,306
Cyclical	10.1%	61,342,314
Communications	9.3%	56,382,190
Technology	9.1%	55,506,835
Energy	9.1%	55,449,132
Utilities	3.2%	19,154,630
Basic Materials	3.0%	18,219,928
Diversified	1.7%	10,283,609
US Govt Agency
Total	100.0%	608,220,566

SA U.S. HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2007 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 98.7%
Aerospace/Defense — 2.9%
Curtiss-Wright Corp.	516	$19,887
Northrop Grumman Corp.	92,033	6,830,689
Raytheon Co.	59,300	3,110,878
		9,961,454
Agricultural Operations — 0.2%
AGCO Corp.*	22,576	834,635

Airlines — 0.7%
Southwest Airlines Co.	164,300	2,415,210

Auto & Related — 2.1%
Avis Budget Group, Inc.*	14,647	400,156
Ford Motor Co.	326,100	2,572,929
General Motors Corp.	134,500	4,121,080
TRW Automotive Holdings Corp.*	3,500	121,870
United Rentals, Inc.*	6,300	173,250
		7,389,285
Banks/Savings & Loans — 1.3%
New York Community Bancorp, Inc.	70,200	1,234,818
Sovereign Bancorp, Inc.	58,730	1,494,091
Washington Mutual, Inc.	33,599	1,356,728
Webster Financial Corp.	7,500	360,075
		4,445,712
Broadcasting — 6.4%
Clear Channel Communications, Inc.	97,472	3,415,419
Comcast Corp., Class A*	395,223	10,256,037
Comcast Corp., Class A Special*	84,450	2,150,941
Cox Radio, Inc., Class A*	2,200	30,030
Discovery Holding Co., Class A*	44,300	847,459
Hearst-Argyle Television, Inc.	12,100	328,999
Liberty Global, Inc., Class A*	18,605	612,663
Liberty Global, Inc. Series C*	24,775	759,106
Liberty Media Holding Corp. - Capital Series A*	32,263	3,567,965
Radio One, Inc., Class D*	2,400	15,504
		21,984,123
Building & Construction — 1.0%
Centex Corp.	22,400	935,872
D.R. Horton, Inc.	40,100	882,200
KB Home	1,800	76,806
Lennar Corp., Class A	4,000	168,840
M.D.C. Holdings, Inc.	5,800	278,806
Pulte Corp.	24,000	635,040
Ryland Group, Inc.	1,100	46,409
Toll Brothers, Inc.*	9,500	260,110
URS Corp.*	4,100	174,619
		3,458,702
Business Services — 0.7%
Electronic Data Systems Corp.	90,400	2,502,272

Chemicals — 0.6%
Ashland, Inc.	17,900	1,174,240
Chemtura Corp.	6,600	72,138
Lubrizol Corp.	1,800	92,754
Lyondell Chemical Co.	15,700	470,529
Tronox, Inc., Class B	6,082	85,026
Valhi, Inc.	1,500	19,800
Westlake Chemical Corp.	1,100	29,865
		1,944,352
Commercial Services — 0.1%
Convergys Corp.*	8,000	203,280
Live Nation, Inc.*	12,184	268,779
		472,059
Communications Equipment — 0.1%
Andrew Corp.*	35,707	378,137

Computer Equipment — 0.2%
Ingram Micro, Inc., Class A*	41,460	800,593

Computer Services — 1.4%
Computer Sciences Corp.*	45,661	2,380,308
Compuware Corp.*	45,300	429,897
Fidelity National Information Services, Inc.	18,325	833,055
Sun Microsystems, Inc.*	97,600	586,576
Unisys Corp.*	55,800	470,394
		4,700,230
Computer Software — 0.1%
3Com Corp.*	58,600	229,126

Containers & Glass — 0.1%
Owens-Illinois, Inc.*	13,000	335,010

Diversified Operations — 0.1%
PerkinElmer, Inc.	11,500	278,530

Electronics — 2.6%
Advanced Micro Devices, Inc.*	10,500	137,130
Applied Micro Circuits Corp.*	22,500	82,125
Arrow Electronics, Inc.*	22,700	856,925
Avnet, Inc.*	39,600	1,431,144
AVX Corp.	23,400	355,680
Fairchild Semiconductor Corp., Class A*	700	11,704
Integrated Device Technology, Inc.*	50,076	772,172
Intersil Corp., Class A	36,700	972,183
Micron Technology, Inc.*	169,000	2,041,520
Sanmina Corp.*	133,221	482,260
Solectron Corp.*	231,400	728,910
Tech Data Corp.*	13,600	487,016
Vishay Intertechnology, Inc.*	43,200	603,936
		8,962,705
Financial Services — 10.1%
AMBAC Financial Group, Inc.	25,000	2,159,750
AmeriCredit Corp.*	24,400	557,784
Capital One Financial Corp.	52,763	3,981,496
CIT Group, Inc.	47,000	2,487,240
Countrywide Credit Industries, Inc.	150,250	5,054,410
J.P. Morgan Chase & Co.	129,900	6,284,562
Janus Capital Group, Inc.	52,900	1,106,139
KeyCorp	9,700	363,459
MBIA, Inc.	36,400	2,383,836
Protective Life Corp.	17,600	775,104
Prudential Financial, Inc.	73,000	6,588,980
The Bear Stearns Cos., Inc.	18,060	2,715,321
The South Financial Group, Inc.	19,700	486,984
		34,945,065
Food & Beverages — 4.0%
Archer-Daniels-Midland Co.	90,196	3,310,193
Coca-Cola Enterprises, Inc.	118,521	2,400,050
Corn Products International, Inc.	18,500	658,415
Del Monte Foods Co.	47,300	543,004
Kraft Foods, Inc., Class A	122,000	3,862,520
PepsiAmericas, Inc.	17,600	392,832
Smithfield Foods, Inc.*	25,400	760,730
The J.M. Smucker Co.	13,700	730,484

	SHARES	VALUE
COMMON STOCKS (Continued)
Food & Beverages (Continued)
Tyson Foods, Inc., Class A	57,807	1,122,034
		13,780,262
Forest & Paper Products — 2.0%
Domtar Corp.	155,751	1,450,042
International Paper Co.	29,000	1,055,600
Smurfit-Stone Container Corp.*	63,543	715,494
Weyerhaeuser Co.	49,024	3,664,054
		6,885,190
Funeral Services — 0.1%
Service Corp. International	40,300	477,958

Health Care - Drugs — 0.4%
Millennium Pharmaceuticals, Inc.*	73,000	829,280
Watson Pharmaceuticals, Inc.*	20,900	552,387
		1,381,667
Health Care - Products — 0.2%
Invitrogen Corp.*	12,600	801,990

Health Care - Services — 1.2%
Medco Health Solutions, Inc.*	23,900	1,733,467
Tenet Healthcare Corp.*	77,200	496,396
Triad Hospitals, Inc.*	21,900	1,144,275
UnitedHealth Group, Inc.	13,200	699,204
		4,073,342
Hotels & Restaurants — 0.3%
Wyndham Worldwide Corp.*	28,094	959,410

Insurance — 20.5%
Alleghany Corp.*	1,973	736,993
Allstate Corp.	105,400	6,330,324
American Financial Group, Inc.	30,750	1,046,730
American National Insurance Co.	6,561	839,349
Chubb Corp.	57,000	2,945,190
Cincinnati Financial Corp.	46,756	1,982,454
CNA Financial Corp.*	60,752	2,617,804
Conseco, Inc.*	10,900	188,570
Fidelity National Title Group, Inc., Class A	43,867	1,053,247
Hanover Insurance Group, Inc.	14,100	650,292
Hartford Financial Services Group, Inc.	46,300	4,425,354
Lincoln National Corp.	30,200	2,047,258
Loews Corp.	135,700	6,164,851
MetLife, Inc.	182,000	11,493,300
MGIC Investment Corp.	22,700	1,337,484
Nationwide Financial Services, Inc., Class A	14,000	754,040
Odyssey Re Holdings Corp.	16,500	648,615
Ohio Casualty Corp.	16,946	507,533
Old Republic International Corp.	56,775	1,255,863
Principal Financial Group, Inc.	52,500	3,143,175
Radian Group, Inc.	20,000	1,097,600
Reinsurance Group of America, Inc.	16,600	958,152
Safeco Corp.	23,500	1,561,105
StanCorp Financial Group, Inc.	9,400	462,198
The Commerce Group, Inc.	7,900	237,316
The First American Corp.	24,000	1,217,280
The PMI Group, Inc.	22,600	1,021,972
The Travelers Companies, Inc.	177,500	9,189,175
Torchmark, Inc.	13,900	911,701
Transatlantic Holdings, Inc.	7,400	481,888
Unitrin, Inc.	18,100	851,967
UnumProvident Corp.	76,300	1,757,189
Wesco Financial Corp.	1,780	818,800
		70,734,769
Internet Services — 2.5%
Expedia, Inc.*	52,149	1,208,814
IAC/InterActiveCorp*	72,349	2,728,281
Liberty Media Holding Corp. – Interactive, Class A*	149,737	3,566,735
Qwest Communications International, Inc.*	131,900	1,185,781
		8,689,611
Leisure — 0.7%
Brunswick Corp.	300	9,555
Harrah’s Entertainment, Inc.	9,663	816,040
MGM Mirage, Inc.*	20,900	1,452,968
Sabre Holdings Corp., Class A	3,900	127,725
		2,406,288
Machinery — 0.2%
SPX Corp.	7,600	533,520

Metals & Mining — 0.0%
Titanium Metals Corp.*	716	25,690

Multimedia — 7.2%
A.H. Belo Corp. Series A	17,800	332,326
CBS Corp., Class A	8,700	266,307
CBS Corp., Class B	189,495	5,796,652
Gannett Co., Inc.	15,400	866,866
Idearc, Inc.	11,286	396,138
News Corp., Class A	12,608	291,497
Time Warner, Inc.	701,100	13,825,692
Tribune Co.	60,500	1,942,655
Walt Disney Co.	33,218	1,143,696
		24,861,829
Office Equipment — 0.1%
IKON Office Solutions, Inc.	35,000	502,950

Office Furnishings & Supplies — 0.2%
OfficeMax, Inc.	15,900	838,566

Oil & Gas — 8.5%
Anadarko Petroleum Corp.	115,252	4,953,531
Apache Corp.	54,282	3,837,738
Chesapeake Energy Corp.	117,906	3,640,937
ConocoPhillips	37,600	2,569,960
Devon Energy Corp.	40,800	2,824,176
Forest Oil Corp.*	16,600	553,942
Hess Corp.	47,754	2,648,915
Marathon Oil Corp.	38,960	3,850,417
Mariner Energy, Inc.*	9,226	176,493
Newfield Exploration Co.*	9,100	379,561
Pioneer Natural Resources Co.	44,276	1,908,738
Pogo Producing Co.	14,100	678,210
SEACOR Holdings, Inc.*	6,100	600,240
Tidewater, Inc.	11,400	667,812
		29,290,670
Paper & Related Products — 0.6%
Bowater, Inc.	10,900	259,638
Louisiana-Pacific Corp.	26,100	523,566
MeadWestvaco Corp.	46,713	1,440,629
		2,223,833
Real Estate — 0.3%
Realogy Corp.*	32,617	965,789

	SHARES	VALUE
COMMON STOCKS (Continued)
Retail - Food — 0.4%
SUPERVALU, Inc.	32,652	1,275,714

Retail - General — 1.2%
Dillards, Inc., Class A	19,000	621,870
Federated Department Stores, Inc.	79,666	3,588,953
		4,210,823
Retail - Specialty — 0.8%
American Greetings Corp., Class A	9,700	225,137
AutoNation, Inc.*	61,600	1,308,384
Blockbuster, Inc., Class A*	4,500	28,980
Borders Group, Inc.	5,700	116,394
Circuit City Stores-Circuit City Group	9,300	172,329
Rite Aid Corp.*	8,500	49,045
Saks, Inc.	34,500	718,980
		2,619,249
Steel — 0.1%
The Timken Co.	6,300	190,953
Worthington Industries, Inc.	3,000	61,740
		252,693
Telecommunications — 7.8%
Alcatel-Lucent	7,144	84,442
AT&T, Inc.	339,882	13,401,547
Ciena Corp.*	1,985	55,481
Level 3 Communications, Inc.*	15,000	91,500
Sprint Corp.	93,800	1,778,448
Telephone & Data Systems, Inc.	13,200	786,984
Telephone & Data Systems, Inc., Special Shares	9,400	525,460
Tellabs, Inc.*	74,422	736,778
United States Cellular Corp.*	11,700	859,365
Verizon Communications	225,720	8,559,302
		26,879,307
Textile & Apparel — 0.5%
Jones Apparel Group, Inc.	19,600	602,308
Mohawk Industries, Inc.*	12,200	1,001,010
		1,603,318
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	2,300	42,067
Goodyear Tire & Rubber Co.*	12,400	386,756
		428,823
Transportation — 7.8%
Alexander & Baldwin, Inc.	10,000	504,400
Burlington Northern Santa Fe Corp.	58,300	4,689,069
CSX Corp.	117,500	4,705,875
GATX Corp.	14,200	678,760
Kansas City Southern Industries, Inc.*	19,000	676,020
Laidlaw International, Inc.	23,200	802,720
Norfolk Southern Corp.	107,200	5,424,320
Overseas Shipholding Group, Inc.	10,700	669,820
Ryder System, Inc.	15,300	754,902
Union Pacific Corp.	72,800	7,392,840
YRC Worldwide, Inc.*	13,100	526,882
		26,825,608
Waste Management — 0.3%
Allied Waste Industries, Inc.*	93,812	1,181,093

TOTAL COMMON STOCKS (Identified Cost $258,231,060)		340,747,162

SHORT-TERM INVESTMENTS — 1.6%
Other — 1.6%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	5,544,188	5,544,188
		5,544,189
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,544,189)		5,544,189

Total Investments — 100.3% (Identified Cost $263,775,249)#		346,291,351

Liabilities, Less Cash and Other Assets — (0.3%)		(1,124,593)

Net Assets — 100.0%		$345,166,758

#

At March 31, 2007 the aggregate cost of investment securities for income tax purposes was $263,775,249. Net unrealized appreciation aggregated $82,516,102 of which $91,141,982 related to appreciated investment securities and $8,625,880 related to depreciated investment securities.

*	Non-income producing security

Portfolio Sectors (% of portfolio market value)

Financials	33.6%	116,635,524
Communications	23.9%	82,793,007
Industrials	14.8%	51,258,092
Energy	8.5%	29,290,670
Non-Cyclical	7.3%	25,283,595
Cyclical	6.7%	23,187,276
Basic Materials	3.3%	11,331,758
Technology	1.8%	6,232,899
Diversified	0.1%	278,530
Total	100.0%	346,291,351

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2007 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 99.9%
Advertising — 0.2%
Emak Worldwide, Inc.*	800	$3,856
Greenfield Online, Inc.*	11,950	190,005
inVentiv Health, Inc.*	6,500	248,885
Marchex, Inc., Class B(a)	5,300	81,196
Traffix, Inc.	2,100	11,634
ValueVision International, Inc., Class A*	7,900	97,644
		633,220
Aerospace/Defense — 1.9%
AAR Corp.(a)*	7,700	212,212
ARGON ST, Inc.(a)*	3,600	95,256
Armor Holdings, Inc.(a)*	6,900	464,577
BE Aerospace, Inc.*	10,800	342,360
CPI Aerostructures, Inc.(a)*	400	2,744
Curtiss-Wright Corp.	9,700	373,838
DRS Technologies, Inc.	7,038	367,173
Ducommun, Inc.*	2,055	52,875
EDO Corp.(a)	4,300	112,660
GenCorp, Inc.(a)*	26,000	359,840
HEICO Corp.(a)	4,700	171,503
HEICO Corp., Class A	3,120	97,812
Herley Industries, Inc.(a)*	2,900	45,298
Hexcel Corp.(a)*	15,900	315,615
Innovative Solutions and Support, Inc.(a)*	2,950	74,694
K&F Industries Holdings, Inc.(a)*	8,900	239,677
Kaman Corp., Class A	5,300	123,543
Ladish Co., Inc.(a)*	2,600	97,864
LMI Aerospace, Inc.(a)*	2,400	44,712
Mechanical Technology, Inc.*	5,600	8,680
Moog, Inc., Class A*	7,900	329,035
MTC Technologies, Inc.(a)*	3,000	63,090
Orbital Sciences Corp.*	12,500	234,250
SPACEHAB, Inc.*	1,000	590
Teledyne Technologies, Inc.*	16,900	632,736
The Allied Defense Group, Inc.(a)*	600	5,130
The Fairchild Corp., Class A(a)*	2,900	5,858
TransDigm Group, Inc.*	2,600	94,588
Triumph Group, Inc.	2,700	149,418
United Industrial Corp.(a)	1,800	99,360
World Fuel Services Corp.	5,400	249,804
		5,466,792
Agricultural Operations — 0.2%
Alico, Inc.(a)	1,300	74,529
Cadiz, Inc.*	1,100	27,984
Delta & Pine Land Co.	6,900	284,280
LESCO, Inc.*	1,300	18,798
Senesco Technologies, Inc.(a)*	1,100	1,067
The Andersons, Inc.(a)	3,500	155,400
		562,058
Airlines — 0.5%
AirTran Holdings, Inc.(a)*	20,050	205,913
Alaska Air Group, Inc.*	8,000	304,800
ATA Holdings Corp.(b)*	600	—
Continental Airlines, Inc., Class B*	803	29,221
Delta Air Lines, Inc.(a)*	23,300	6,291
ExpressJet Holdings, Inc.(a)*	14,000	81,760
Frontier Airlines Holdings, Inc.(a)*	6,750	40,568
Hawaiian Holdings, Inc.*	9,800	30,870
MAIR Holdings, Inc.(a)*	3,200	21,024
Mesa Air Group, Inc.(a)*	6,600	49,698
Midwest Air Group, Inc.(a)*	4,000	54,040
Northwest Airlines Corp., Class A(a)*	16,600	10,790
Pinnacle Airlines Corp.(a)*	5,250	90,772
Republic Airways Holdings, Inc.*	8,800	202,048
SkyWest, Inc.	14,100	$378,303
World Air Holdings, Inc.(a)*	943	9,996
		1,516,094
Auto & Related — 1.6%
A.S.V., Inc.(a)*	5,100	77,826
Accuride Corp.*	4,400	64,240
Aftermarket Technology Corp.*	4,600	111,688
American Axle & Manufacturing Holdings, Inc.(a)	10,900	298,115
Arctic Cat, Inc.(a)	2,300	44,827
ArvinMeritor, Inc.(a)	14,900	271,925
Asbury Automotive Group, Inc.	11,700	330,525
Bandag, Inc.(a)	1,600	81,104
Coachmen Industries, Inc.(a)	3,000	31,590
Commercial Vehicle Group, Inc.*	4,200	86,520
CSK Auto Corp.*	9,000	154,800
Dollar Thrifty Automotive Group, Inc.*	4,300	219,472
Dorman Products, Inc.*	3,350	38,726
Dura Automotive Systems, Inc.*	3,200	1,088
Fuel Systems Solutions, Inc.(a)*	3,000	55,560
Hayes Lemmerz International, Inc.(a)*	9,700	70,907
Lear Corp.*	12,800	467,328
Lithia Motors, Inc., Class A	2,397	65,702
LoJack Corp.*	4,000	75,920
Midas, Inc.*	3,000	64,710
Miller Industries, Inc.*	2,100	45,801
Monaco Coach Corp.(a)	6,950	110,713
Monro Muffler Brake, Inc.	3,000	105,300
National R.V. Holdings, Inc.*	2,100	4,641
Noble International Ltd.(a)	2,800	46,984
Proliance International, Inc.(a)*	2,890	10,924
Rent-A-Center, Inc.*	8,100	226,638
Rush Enterprises, Inc., Class A*	2,900	55,709
Skyline Corp.	1,200	40,488
Spartan Motors, Inc.(a)	4,600	106,766
Standard Motor Products, Inc.	3,600	61,452
Strattec Security Corp.(a)*	700	31,136
Superior Industries International, Inc.(a)	5,600	116,648
Supreme Industries, Inc., Class A	1,200	7,020
Tenneco Automotive, Inc.*	9,600	244,416
Titan International, Inc.	3,900	98,787
Tower Automotive, Inc.*	6,500	455
United Auto Group, Inc.	16,800	341,040
United Rentals, Inc.*	200	5,500
Visteon Corp.(a)*	28,300	241,682
Wabash National Corp.(a)	6,800	104,856
Winnebago Industries, Inc.(a)	6,500	218,595
		4,838,124
Banks/Savings & Loans — 7.4%
1st Source Corp.	4,467	116,901
Accredited Home Lenders Holding Co.(a)*	3,800	35,226
Alabama National BanCorp.	3,888	275,309
AMCORE Financial, Inc.	5,200	165,100
American Bancorp of New Jersey, Inc.	2,500	28,750
AmericanWest Bancorporation(a)	1,800	38,772
Ameris Bancorp(a)	2,029	49,670
Anchor BanCorp Wisconsin, Inc.	4,800	136,080
Atlantic Coast Federal Corp.(a)	2,500	47,700
Bancfirst Corp.	3,000	139,050
BancorpSouth, Inc.(a)	1,600	39,120
Bank of Florida Corp.(a)	1,500	28,350
Bank of Granite Corp.(a)	2,750	49,280
Bank of the Ozarks, Inc.(a)	3,000	86,160
BankAtlantic Bancorp, Inc., Class A(a)	11,900	130,424
BankFinancial Corp.(a)	4,900	79,723

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
BankUnited Financial Corp., Class A(a)	7,900	167,559
Banner Corp.	2,660	110,523
Berkshire Hills Bancorp, Inc.(a)	1,300	43,745
Beverly Hills Bancorp, Inc.	5,300	40,280
Boston Private Financial Holdings, Inc.(a)	7,200	201,024
Brookline Bancorp, Inc.(a)	12,948	164,051
Camden National Corp.(a)	1,400	60,760
Capital City Bank Group, Inc.(a)	800	26,640
Capital Corp. of the West(a)	1,800	47,790
Capitol Bancorp Ltd.(a)	3,700	136,345
Cardinal Financial Corp.(a)	4,900	48,902
Cathay Bancorp, Inc.(a)	5,818	197,696
Centennial Bank Holdings, Inc.(a)*	12,900	111,585
Center Bancorp, Inc.(a)	2,700	42,147
Center Financial Corp.	3,300	65,241
Central Pacific Financial Corp.(a)	6,100	223,077
CFS Bancorp, Inc.(a)	1,800	26,982
Charter Financial Corp.(a)	2,028	97,344
Chemical Financial Corp.(a)	5,050	150,439
Chittenden Corp.	9,312	281,129
Citizens First Bancorp, Inc.(a)	1,800	41,004
Colony Bankcorp, Inc.(a)	1,100	22,605
Columbia Banking System, Inc.(a)	3,383	114,109
Commercial Bankshares, Inc.	900	43,992
Community Bank Systems, Inc.(a)	6,300	131,796
Community Banks, Inc.(a)	5,200	124,124
Community Trust Bancorp, Inc.	4,498	162,963
Corus Bankshares, Inc.(a)	11,200	191,072
CVB Financial Corp.(a)	17,655	210,094
Dearborn Bancorp, Inc.*	1,050	18,344
Dime Community Bancshares	10,050	132,961
Downey Financial Corp.(a)	700	45,178
East West Bancorp, Inc.	6,400	235,328
Enterprise Financial Services Corp.(a)	1,600	44,800
Financial Institutions, Inc.	1,700	34,119
First Bancorp(a)	2,400	51,312
First Busey Corp., Class A(a)	4,476	95,921
First Charter Corp.	7,500	161,250
First Citizens BancShares, Inc.	200	40,200
First Community Bancorp	6,200	350,548
First Community Bancshares, Inc.	1,561	60,879
First Financial Bancorp(a)	8,665	130,928
First Financial Bankshares, Inc.(a)	3,735	156,198
First Financial Corp.(a)	2,100	64,995
First Financial Holdings, Inc.(a)	1,800	62,280
First Financial Service Corp.	400	11,476
First Indiana Corp.	2,875	62,819
First Mariner Bancorp*	100	1,520
First Merchants Corp.	3,877	91,962
First Niagara Financial Group, Inc.	23,285	323,894
First PacTrust Bancorp, Inc.	200	5,161
First Place Financial Corp.(a)	2,900	62,205
First Regional Bancorp*	2,500	74,250
First Republic Bank	6,825	366,502
First State Bancorp	3,900	87,945
FirstFed Financial Corp.(a)*	3,500	198,905
Flagstar Bancorp, Inc.(a)	13,150	157,142
Flushing Financial Corp.	3,700	60,051
F.N.B. Corp.(a)	12,581	211,990
FNB United Corp.	200	3,350
Franklin Bank Corp.(a)*	4,700	83,989
Frontier Financial Corp.(a)	9,099	227,020
Gateway Financial Holdings, Inc.(a)	1,916	27,859
GB&T Bancshares, Inc.(a)	2,900	52,577
German American Bancorp	1,400	18,606
Glacier Bancorp, Inc.(a)	10,972	263,767
Great Lakes Bancorp, Inc.(a)*	760	9,120
Great Southern Bancorp, Inc.(a)	3,000	87,840
Greater Bay Bancorp	10,600	285,034
Greene County Bancshares, Inc.(a)	2,000	67,820
Hancock Holding Co.	6,500	285,870
Hanmi Financial Corp.(a)	10,800	205,848
Harleysville National Corp.(a)	6,045	107,722
Heartland Financial USA, Inc.(a)	1,100	29,425
Heritage Commerce Corp.	2,100	53,529
Horizon Financial Corp.(a)	2,725	60,168
IBERIABANK Corp.(a)	1,375	76,533
Independent Bank Corp.-MA	3,182	104,815
Independent Bank Corp.-MI	4,683	95,393
Integra Bank Corp.	3,700	82,473
Intervest Bancshares Corp.*	1,400	40,180
K-Fed Bancorp(a)	2,875	53,748
KNBT Bancorp, Inc.	6,200	91,388
Lakeland Bancorp, Inc.(a)	3,921	53,130
Lakeland Financial Corp.(a)	2,500	56,750
Legacy Bancorp, Inc.	1,500	23,250
Macatawa Bank Corp.(a)	3,150	57,960
MAF Bancorp, Inc.	7,095	293,307
MainSource Financial Group, Inc.(a)	3,530	59,939
MB Financial, Inc.(a)	7,640	275,116
MBT Financial Corp.(a)	8,300	107,153
Medallion Financial Corp.(a)	3,400	38,896
Mercantile Bank Corp.	1,000	32,480
Mid-State Bancshares(a)	4,800	176,112
Midwest Banc Holdings, Inc.(a)	5,400	95,634
Nara Bancorp, Inc.(a)	5,200	91,052
National City Corp.	3,924	146,169
National Penn Bancshares, Inc.(a)	9,646	182,309
NBT Bancorp, Inc.(a)	6,860	160,730
NewAlliance Bancshares, Inc.(a)	900	14,589
Northeast Community Bancorp, Inc.	1,100	13,299
Northwest Bancorp, Inc.(a)	11,000	297,990
Oak Hill Financial, Inc.	1,000	24,640
OceanFirst Financial Corp.	2,678	46,463
Old National Bancorp(a)	16,000	290,880
Old Second Bancorp, Inc.(a)	1,700	46,580
Omega Financial Corp.(a)	2,800	79,828
Online Resources Corp.(a)*	7,500	86,025
Pacific Capital Bancorp	9,966	320,108
Pacific Mercantile Bancorp*	1,300	18,460
Pacific Premier Bancorp, Inc.*	300	3,240
Partners Trust Financial Group, Inc.	12,871	147,116
Peapack-Gladstone Financial Corp.(a)	1,250	38,088
PennFed Financial Services, Inc.	2,700	58,509
Pennsylvania Commerce Bancorp, Inc.(a)*	900	25,632
Peoples Bancorp, Inc.(a)	1,400	36,974
PFF Bancorp, Inc.	11,820	358,501
Pinnacle Financial Partners, Inc.(a)*	5,500	167,805
PrivateBancorp, Inc.(a)	2,900	106,024
Prosperity Bancshares, Inc.(a)	9,600	333,504
Provident Bankshares Corp.(a)	7,240	237,906
Provident Financial Holdings, Inc.	1,000	27,520
Provident Financial Services, Inc.	14,515	253,287
Provident New York Bancorp(a)	9,000	127,350
PSB Bancorp, Inc.(a)*	600	10,008
Pulaski Financial Corp.(a)	1,200	18,720
Rainier Pacific Financial Group, Inc.	700	13,902
Renasant Corp.(a)	3,000	74,040
Republic Bancorp, Inc., Class A(a)	8,841	199,895
Riverview Bancorp, Inc.	1,800	28,692

	SHARES	VALUE
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Rome Bancorp, Inc.	1,200	14,700
S&T Bancorp, Inc.(a)	4,800	158,592
S.Y. Bancorp, Inc.(a)	2,891	71,870
Sandy Spring Bancorp, Inc.	6,300	218,232
Seacoast Banking Corp. of Florida(a)	3,210	72,771
Security Bank Corp.(a)	3,300	66,462
Sierra Bancorp(a)	2,100	58,926
Simmons First National Corp., Class A(a)	3,100	93,217
Southern Community Financial Corp.(a)	3,300	33,858
Southside Bancshares, Inc.(a)	1,364	31,249
Southwest Bancorp, Inc.	2,600	66,794
State Bancorp, Inc.	2,277	44,902
Sterling Bancorp	3,740	67,694
Sterling Bancshares, Inc.	18,300	204,594
Sterling Financial Corp.-WA(a)	9,054	282,394
Sterling Financial Corp.-PA(a)	6,200	137,640
Suffolk Bancorp(a)	2,200	71,016
Sun American Bancorp*	3,900	19,500
Sun Bancorp, Inc.(a)*	4,132	76,814
Superior Bancorp(a)*	7,200	77,760
SVB Financial Group(a)*	6,900	335,271
Synergy Financial Group, Inc.(a)	1,938	30,330
Taylor Capital Group, Inc.	2,200	77,000
Temecula Valley Bancorp, Inc.(a)*	1,100	23,485
Texas Capital Bancshares, Inc.*	1,900	38,950
The Bancorp, Inc.(a)*	2,600	67,600
TierOne Corp.	3,600	97,344
Timberland Bancorp, Inc.	1,300	45,825
Tompkins Trustco, Inc.(a)	700	29,302
Trico Bancshares(a)	2,400	56,808
TrustCo Bank Corp. NY(a)	15,734	150,732
Trustmark Corp.	8,400	235,536
UCBH Holdings, Inc.(a)	6,000	111,720
UMB Financial Corp.	9,000	339,840
Umpqua Holdings Corp.(a)	12,242	327,718
Union Bankshares Corp.(a)	2,400	62,256
United Bankshares, Inc.	8,400	294,252
United Community Banks, Inc.(a)	9,809	321,637
United Community Financial Corp.(a)	6,200	68,510
United Financial Bancorp, Inc.	1,600	23,744
Univest Corp. of Pennsylvania(a)	2,000	49,540
USB Holding Co., Inc.(a)	4,000	90,760
Virginia Commerce Bancorp(a)*	3,600	77,940
Washington Banking Co.	1,600	24,480
Washington Trust Bancorp, Inc.(a)	3,000	80,430
WesBanco, Inc.(a)	4,300	132,741
West Bancorporation(a)	3,150	47,534
West Coast Bancorp	2,947	94,216
Westamerica Bancorporation(a)	6,300	303,471
Western Alliance Bancorp(a)*	5,100	158,304
Willow Grove Bancorp, Inc.(a)	2,940	37,926
Wilshire Bancorp, Inc.(a)	6,600	108,240
Wintrust Financial Corp.(a)	4,750	211,897
Yardville National Bancorp(a)	1,850	67,174
		21,992,830
Broadcasting — 1.0%
4Kids Entertainment, Inc.*	2,900	54,868
Acacia Research-Acacia Technologies(a)*	14,000	221,480
Acme Communications, Inc.	3,269	18,633
Beasley Broadcast Group, Inc., Class A(a)	1,657	14,035
Charter Communications, Inc., Class A(a)*	177,800	496,062
Citadel Broadcasting Corp.(a)	30,200	287,202
Cox Radio, Inc., Class A(a)*	7,800	106,470
Crown Media Holdings, Inc., Class A(a)*	16,300	86,879
Cumulus Media, Inc., Class A(a)*	6,400	60,032
DG Fastchannel, Inc.(a)*	7,450	123,893
Entercom Communications Corp.	7,100	200,078
Entravision Communications Corp.*	13,400	125,156
Gray Television, Inc.	8,900	92,738
Lin TV Corp., Class A(a)*	5,500	87,450
Mediacom Communications Corp.*	18,200	148,148
Medialink Worldwide, Inc.(a)*	400	2,324
National Lampoon, Inc.(a)*	1,100	2,068
New Frontier Media, Inc.	10,200	91,800
NTN Communications, Inc.(a)*	5,300	6,095
Radio One, Inc., Class D*	19,012	122,818
Regent Communications, Inc.*	8,600	27,692
Saga Communications, Inc., Class A*	4,250	41,353
Salem Communications Corp., Class A	3,500	43,750
Sinclair Broadcast Group, Inc., Class A	9,900	152,955
Spanish Broadcasting System, Inc., Class A(a)*	8,060	32,240
TiVo, Inc.(a)*	32,800	208,280
Westwood One, Inc.	18,100	124,347
World Wrestling Federation Entertainment, Inc.(a)	5,100	83,130
		3,061,976
Building & Construction — 1.9%
AAON, Inc.(a)	2,600	67,938
Ampco-Pittsburgh Corp.	2,200	63,558
Apogee Enterprises, Inc.	6,200	124,248
Builders FirstSource, Inc.	7,200	115,704
Cavalier Homes, Inc.(a)*	2,900	14,094
Cavco Industries, Inc.	400	13,980
Champion Enterprises, Inc.(a)*	16,800	147,840
Comfort Systems USA, Inc.	8,100	97,038
Comstock Homebuilding Cos, Inc., Class A(a)*	1,700	6,885
Dominion Homes, Inc.(a)*	1,000	4,470
Drew Industries, Inc.(a)*	4,000	114,720
Dycom Industries, Inc.*	8,800	229,328
Emcor Group, Inc.*	6,200	365,676
Fleetwood Enterprises, Inc.(a)*	13,400	105,994
Home Solutions of America, Inc.(a)*	8,500	40,375
Hovnanian Enterprises, Inc., Class A(a)*	9,500	239,020
Infrasource Services, Inc.*	7,900	241,187
Insituform Technologies, Inc., Class A(a)*	5,400	112,266
Integrated Electrical Services, Inc.(a)*	3,398	84,033
Interline Brands, Inc.*	3,200	70,144
KSW, Inc.	1,000	6,400
Layne Christensen Co.(a)*	2,600	94,692
Levitt Corp., Class A(a)	3,000	27,930
M/I Homes, Inc.(a)	2,300	61,065
Meritage Corp.(a)*	5,700	183,084
Michael Baker Corp.*	1,300	31,590
Modine Manufacturing Co.	6,900	158,010
Modtech Holdings, Inc.(a)*	1,500	4,710
NCI Building Systems, Inc.(a)*	3,500	167,090
Orleans Homebuilders, Inc.(a)	3,900	34,515
Palm Harbor Homes, Inc.(a)*	4,600	65,964
Perini Corp.*	5,800	213,788
Simpson Manufacturing Co., Inc.(a)	10,100	311,484
Standard Pacific Corp.(a)	9,900	206,613
Sterling Construction Co., Inc.(a)*	1,200	22,872
Technical Olympic USA, Inc.(a)	10,700	42,693
Texas Industries, Inc.(a)	6,600	498,498
The Shaw Group, Inc.*	10,400	325,208
Trex Co., Inc.(a)*	2,700	58,131

	SHARES	VALUE
COMMON STOCKS (Continued)
Building & Construction (Continued)
U.S. Home Systems, Inc.*	1,100	14,025
URS Corp.*	6,600	281,094
Washington Group International, Inc.	4,900	325,458
WCI Communities, Inc.(a)*	8,600	183,524
		5,576,936
Business Services — 3.5%
Acxiom Corp.	1,700	36,363
Administaff, Inc.	6,100	214,720
Ambassadors International, Inc.(a)	2,197	101,370
AMN Healthcare Services, Inc.*	7,500	169,650
aQuantive, Inc.*	12,000	334,920
Barrett Business Services, Inc.	2,100	48,405
BearingPoint, Inc.(a)*	50,300	385,298
Bowne & Co., Inc.	5,600	88,088
Brady Corp., Class A	8,400	262,080
Catalina Marketing Corp.	9,600	303,168
CDI Corp.(a)	4,200	121,464
CIBER, Inc.*	11,900	93,653
Concur Technologies, Inc.(a)*	10,900	190,314
CorVel Corp.(a)*	2,550	77,137
CRA International, Inc.(a)*	2,300	120,014
Cross Country Healthcare, Inc.*	7,100	129,433
CSG Systems International, Inc.*	10,600	265,212
Diamond Management & Technology Consultants, Inc.	7,300	85,337
EDGAR Online, Inc.(a)*	5,100	13,872
Edgewater Technology, Inc.	2,300	19,412
Electro Rent Corp.*	5,383	77,515
ePlus, Inc.*	1,200	12,780
First Consulting Group, Inc.*	7,200	65,520
Forgent Networks, Inc.(a)*	4,800	4,896
Forrester Research, Inc.*	5,600	158,816
Foundry Networks, Inc.*	26,300	356,891
Franklin Covey Co.*	4,100	32,390
FTI Consulting, Inc.(a)*	8,775	294,752
Gartner, Inc., Class A*	24,900	596,355
Gevity HR, Inc.(a)	5,224	103,122
Heidrick & Struggles International, Inc.*	3,000	145,350
Hill Intl, Inc.(a)	10,900	77,608
Hudson Highland Group, Inc.*	5,400	84,186
infoUSA, Inc.	8,500	81,770
Innodata Isogen, Inc.*	4,600	13,064
Intelli-Check, Inc.(a)*	1,900	13,927
John H. Harland Co.	5,000	256,150
Keane, Inc.*	11,900	161,602
Kelly Services, Inc., Class A	6,800	218,960
Kenexa Corp.*	4,500	140,085
Kforce, Inc.*	17,045	234,710
Korn/Ferry International(a)*	9,400	215,636
Labor Ready, Inc.*	21,300	404,487
LECG Corp.*	4,600	66,608
MAXIMUS, Inc.	4,400	151,712
Microstrategy, Inc., Class A*	2,101	265,545
MPS Group, Inc.*	21,700	307,055
National Technical Systems, Inc.*	1,400	8,498
Navigant Consulting, Inc.*	11,000	217,360
On Assignment, Inc.*	6,400	79,424
PDI, Inc.*	3,600	34,272
RCM Technologies, Inc.*	2,600	18,538
Resources Connection, Inc.*	10,600	339,094
SM&A(a)*	3,200	22,720
Spherion Corp.*	11,700	103,194
SYS(a)*	1,600	3,424
TALX Corp.(a)	11,649	385,931
TeamStaff, Inc.*	2,100	2,478
TeleTech Holdings, Inc.*	14,200	520,998
Tetra Tech, Inc.*	23,400	446,004
TRC Cos., Inc.(a)*	3,950	39,856
Versar, Inc.*	3,800	20,292
Watson Wyatt & Co. Holdings	8,500	413,525
Westaff, Inc.(a)*	3,300	18,876
		10,275,886
Chemicals — 2.2%
A. Schulman, Inc.	5,900	139,004
Aceto Corp.	9,525	75,248
American Vanguard Corp.(a)	5,233	89,432
Arch Chemicals, Inc.	4,700	146,734
Aviza Technology, Inc.	3,294	23,750
Balchem Corp.	3,150	55,692
Cabot Microelectronics Corp.(a)*	4,500	150,795
CF Industries Holdings, Inc.	14,400	555,120
CPAC, Inc.(a)	1,000	8,500
Dionex Corp.*	3,500	238,385
Ferro Corp.	8,500	183,685
GenTek, Inc.(a)*	1,600	54,496
Georgia Gulf Corp.(a)	7,200	116,712
H.B. Fuller Co.	13,100	357,237
Hawkins, Inc.	1,200	17,760
Hercules, Inc.*	22,600	441,604
ICO, Inc.*	5,200	31,928
Kronos Worldwide, Inc.(a)	7,967	258,210
Landec Corp.*	4,600	65,228
Lumera Corp.	3,400	17,034
MacDermid, Inc.	6,500	226,655
Minerals Technologies, Inc.	3,300	205,128
NewMarket Corp.	5,000	203,350
NL Industries, Inc.(a)	10,700	116,630
Olin Corp.	16,000	271,040
OM Group, Inc.*	5,600	250,208
Omnova Solutions, Inc.*	11,400	62,244
Penford Corp.	1,500	30,210
Pioneer Cos., Inc.(a)*	2,400	66,336
PolyOne Corp.*	19,600	119,560
Quaker Chemical Corp.(a)	1,300	30,953
Rockwood Holdings, Inc.*	14,800	409,664
RPM, Inc.	2,000	46,200
Solutia, Inc.*	5,000	3,405
Spartech Corp.	7,100	208,314
Stepan Co.(a)	1,700	44,625
Symyx Technologies*	5,800	102,776
Terra Industries, Inc.(a)*	20,400	357,000
Tronox, Inc., Class A(a)	7,400	106,560
UAP Holding Corp.	14,112	364,795
WD-40 Co.	3,600	114,156
Wellman, Inc.(a)	6,900	24,840
		6,391,203
Commercial Services — 2.0%
Advance America Cash Advance Centers, Inc.(a)	5,400	83,106
Arbitron, Inc.	6,000	281,700
Cash Systems, Inc.(a)*	6,900	40,848
CBIZ, Inc.(a)*	15,700	111,470
Central Parking Corp.(a)	6,600	146,388
Clayton Holdings, Inc.	1,900	29,146
Coinmach Service Corp., Class A(a)	8,300	88,063
Coinstar, Inc.(a)*	5,600	175,280
Collectors Universe, Inc.	1,500	21,015
Competitive Technologies, Inc.*	1,800	5,580

	SHARES	VALUE
COMMON STOCKS (Continued)
Commercial Services (Continued)
CoStar Group, Inc.(a)*	3,300	147,444
CPI Corp.	1,100	57,761
Deluxe Corp.	11,300	378,889
Euronet Worldwide, Inc.(a)*	7,800	209,508
Global Cash Access Holdings, Inc.	5,400	90,126
GP Strategies Corp.*	2,600	23,660
Healthcare Services Group(a)	12,200	349,530
Heartland Payment Systems, Inc.(a)	7,800	184,392
ICT Group, Inc.*	3,000	52,500
Integrated Alarm Services Group, Inc.*	4,600	17,664
Intersections, Inc.*	5,800	58,290
Live Nation, Inc.*	14,400	317,664
Mac-Gray Corp.*	2,000	31,320
McGrath Rentcorp	5,000	158,350
Medifast, Inc.(a)*	2,000	14,320
Mobile Mini, Inc.(a)*	7,100	190,138
Newtek Business Services, Inc.*	7,650	15,530
Perceptron, Inc.*	1,100	9,900
Pfsweb, Inc.(a)*	1,448	1,491
PHH Corp.(a)*	11,200	342,272
Plexus Corp.*	9,100	156,065
Pre-Paid Legal Services, Inc.(a)*	2,300	115,253
Providence Service Corp.(a)*	4,800	113,856
ProxyMed, Inc.(a)*	4,900	14,161
Quanta Services, Inc.(a)*	22,200	559,884
Rewards Network, Inc.(a)*	5,900	31,270
Sirva, Inc.(a)*	16,300	58,191
Source Information Management Co.(a)*	12,800	85,888
Standard Parking Corp.*	2,000	70,740
StarTek, Inc.(a)	3,200	31,328
SYNNEX Corp.*	6,200	131,688
Team, Inc.(a)*	1,600	61,040
TETRA Technologies, Inc.*	12,150	300,226
TGC Industries, Inc.*	3,100	26,691
The Management Network Group, Inc.(a)*	7,100	12,922
TNS, Inc.*	4,600	74,014
UniFirst Corp.	3,000	115,110
Vertrue, Inc.(a)*	1,500	72,165
Viad Corp.	4,500	173,700
Wright Express Corp.*	2,100	63,693
		5,901,230
Communication Services — 0.0%
Telkonet, Inc.(a)*	14,900	40,081
Terremark Worldwide, Inc.(a)*	10,800	87,048
		127,129
Communications Equipment — 1.8%
ANADIGICS, Inc.(a)*	22,000	260,040
Andrew Corp.*	35,100	371,709
Applied Innovation, Inc.*	1,400	4,704
Applied Signal Technology, Inc.	2,700	48,411
Arris Group, Inc.(a)*	23,600	332,288
Atheros Communications, Inc.(a)*	11,600	277,588
Avanex Corp.(a)*	29,700	53,163
Avici Systems, Inc.(a)*	2,900	33,118
Captaris, Inc.*	5,000	28,950
Centillium Communications, Inc.*	7,800	14,976
Ceradyne, Inc.(a)*	5,525	302,439
Cosine Communications, Inc.(a)*	800	2,440
Datalink Corp.*	2,300	18,009
Digi International, Inc.*	5,500	69,850
Endwave Corp.*	2,950	35,105
Finisar Corp.(a)*	122,500	428,750
General Cable Corp.*	7,500	400,725
I.D. Systems, Inc.(a)*	1,600	19,248
Inter-Tel, Inc.	4,400	104,016
InterVoice-Brite, Inc.(a)*	11,100	73,704
Ixia*	14,128	131,390
KVH Industries, Inc.(a)*	3,300	30,756
MasTec, Inc.(a)*	19,900	219,099
Network Equipment Technologies, Inc.*	5,600	54,320
North Pittsburgh Systems, Inc.(a)	2,300	50,071
Oplink Communications, Inc.	4,300	77,271
Optical Cable Corp.*	374	1,990
Optical Communication Products, Inc.(a)*	8,900	11,926
Performance Technologies, Inc.*	2,500	12,525
SeaChange International, Inc.*	6,100	49,654
Sirenza Microdevices, Inc.(a)*	15,339	132,222
Sonus Networks, Inc.(a)*	121,400	979,698
SRS Labs, Inc.*	2,700	37,611
Tekelec(a)*	14,100	210,231
Terayon Communication Systems, Inc.*	13,800	24,150
Tut Systems, Inc.(a)*	5,572	6,352
UTStarcom, Inc.(a)*	25,400	210,566
Verilink Corp.*	2,100	8
ViaSat, Inc.*	6,400	211,008
Vyyo, Inc.(a)*	3,400	27,914
WJ Communications, Inc.(a)*	22,450	38,839
Zhone Technologies, Inc.(a)*	28,283	35,071
		5,431,905
Computer Equipment — 2.5%
Adaptec, Inc.*	25,200	97,524
Agilysys, Inc.	6,376	143,269
Airspan Networks, Inc.(a)*	8,900	33,820
Astro-Med, Inc.	375	4,125
Bookham, Inc.(a)*	20,055	45,525
Brocade Communications Systems, Inc.*	65,042	619,200
Calamp Corp.(a)*	4,625	39,914
California Micro Devices Corp.*	5,100	23,868
Ciprico, Inc.(a)*	500	3,960
Concurrent Computer Corp.*	14,452	22,690
Cray, Inc.*	3,850	53,091
Dataram Corp.	1,599	6,572
Dot Hill Systems Corp.*	9,400	34,310
Electronics for Imaging, Inc.*	12,500	293,125
Emulex Corp.*	19,100	349,339
Hauppauge Digital, Inc.*	1,400	9,562
Hurco Cos., Inc.*	1,000	42,850
Hutchinson Technology, Inc.(a)*	5,700	133,095
Imation Corp.	6,900	278,622
Immersion Corp.(a)*	4,600	41,492
Insight Enterprises, Inc.*	11,250	202,275
Integral Systems, Inc.(a)	2,000	48,340
Interphase Corp.(a)*	1,200	13,392
Iomega Corp.(a)*	12,000	45,000
KEY Tronic Corp.*	1,700	6,970
Komag, Inc.(a)*	6,900	225,837
Kronos, Inc.(a)*	6,700	358,450
Lasercard Corp.(a)*	2,100	24,759
Maxwell Technologies, Inc.(a)*	3,100	38,812
Mentor Graphics Corp.*	27,600	450,984
Mercury Computer Systems, Inc.*	3,800	52,706
Mobility Electronics, Inc.(a)*	5,800	18,038
MTS Systems Corp.	3,400	132,056
NYFIX, Inc.*	5,600	34,160
Palm, Inc.(a)*	21,396	387,909
Quantum Corp.(a)*	64,800	174,960
RadiSys Corp.(a)*	9,500	155,230
Rimage Corp.*	4,700	121,777

	SHARES	VALUE
COMMON STOCKS (Continued)
Computer Equipment (Continued)
SCM Microsystems, Inc.(a)*	3,000	12,840
Semtech Corp.*	35,200	474,496
Sigma Designs, Inc.(a)*	11,000	288,860
Silicon Storage Technology, Inc.(a)*	22,800	112,404
Standard Microsystems Corp.*	4,100	125,214
STEC, Inc.(a)	10,000	70,400
Stratasys, Inc.(a)*	1,350	57,672
Stratos International, Inc.*	2,954	21,919
Synaptics, Inc.(a)*	12,000	306,960
Transact Technologies, Inc.(a)*	1,300	9,048
Trident Microsystems, Inc.*	26,600	533,596
Varian Semiconductor Equipment Associates, Inc.*	9,300	496,434
Virage Logic Corp.(a)*	4,300	31,261
Whitney Holding Corp.	675	20,641
		7,329,353
Computer Services — 1.9%
3D Systems Corp.(a)*	3,800	83,258
Analysts International Corp.*	4,500	8,775
Aspen Technology, Inc.(a)*	12,200	158,600
Avocent Corp.*	9,736	262,580
Black Box Corp.	3,700	135,198
Carreker Corp.*	5,600	44,912
Catapult Communications Corp.*	3,361	32,736
Computer Programs & Systems, Inc.(a)	2,300	61,686
Computer Task Group, Inc.*	3,700	16,687
COMSYS IT Partners, Inc.*	3,800	75,620
Covansys Corp.*	7,400	182,632
Dynamics Research Corp.*	1,100	12,540
eLoyalty Corp.*	1,100	20,911
Extreme Networks, Inc.*	26,200	110,826
IHS, Inc., Class A*	9,400	386,434
Infocrossing, Inc.(a)*	4,800	71,376
Inforte Corp.*	2,100	7,287
Intelligroup, Inc.(a)*	1,500	2,025
INX, Inc.*	400	4,076
Jack Henry & Associates, Inc.	9,600	230,880
Manhattan Associates, Inc.*	12,000	329,160
MICROS Systems, Inc.*	6,000	323,940
NETGEAR, Inc.*	16,800	479,304
NetScout Systems, Inc.*	6,200	56,110
Overland Storage, Inc.*	2,700	11,178
Perot Systems Corp., Class A*	6,600	117,942
Pomeroy Computer Resources, Inc.*	2,000	18,040
Radiant Systems, Inc.(a)*	6,000	78,180
Saba Software, Inc.(a)*	5,749	37,627
Safeguard Scientifics, Inc.(a)*	26,400	78,144
Sapient Corp.*	27,400	187,964
SI International, Inc.*	2,000	57,420
Sonic Foundry, Inc.*	7,800	31,200
SRA International, Inc., Class A(a)*	7,900	192,444
Sybase, Inc.*	6,700	169,376
Sykes Enterprises, Inc.*	8,400	153,216
Syntel, Inc.(a)	14,400	498,960
TechTeam Global, Inc.*	1,700	21,250
The BISYS Group, Inc.*	35,000	401,100
Tier Technologies, Inc., Class B*	3,900	34,320
Tyler Technologies, Inc.(a)*	17,200	218,440
Viewpoint Corp.*	4,900	2,450
Wind River Systems, Inc.*	17,200	170,968
Xanser Corp.*	6,900	37,950
		5,615,722
Computer Software — 3.8%
3Com Corp.*	59,500	232,645
Actuate Corp.*	24,700	128,934
Advent Software, Inc.(a)*	5,600	195,272
Agile Software Corp.(a)*	16,200	112,590
Altiris, Inc.*	5,800	190,878
American Software, Inc., Class A	5,000	40,250
Ansoft Corp.*	4,700	148,708
ANSYS, Inc.*	5,600	284,312
Applix, Inc.*	1,100	14,751
Art Technology Group, Inc.(a)*	23,400	54,288
Authentidate Holding Corp.*	6,200	8,990
AXS-One, Inc.*	7,100	4,402
Blackboard, Inc.(a)*	6,201	208,540
Borland Software Corp.(a)*	16,800	88,536
Bottomline Technologies, Inc.(a)*	5,000	54,500
BSQUARE Corp.(a)*	1,300	5,707
Callidus Software, Inc.*	2,200	16,500
Clarus Corp.*	1,900	15,390
Convera Corp.(a)*	9,100	28,574
Dendrite International, Inc.*	12,500	195,750
Echelon Corp.(a)*	8,700	91,698
Emageon, Inc.(a)	4,900	53,900
Embarcadero Technologies, Inc.*	4,700	32,477
Epicor Software Corp.*	12,700	176,657
EPIQ Systems, Inc.(a)*	3,400	69,292
eResearch Technology, Inc.(a)*	10,050	78,993
etrials Worldwide, Inc.(a)*	2,200	10,802
FalconStor Software, Inc.*	14,350	149,527
GSE Systems, Inc.*	1,596	10,135
Hypercom Corp.(a)*	11,300	67,348
Hyperion Solutions Corp.*	6,000	310,980
ImageWare Systems, Inc.(a)*	2,100	5,103
Informatica Corp.*	17,600	236,368
Interactive Intelligence, Inc.*	3,000	45,720
Intermec, Inc.(a)*	11,800	263,612
Interwoven, Inc.*	11,119	187,911
iPass, Inc.(a)*	4,500	22,635
JDA Software Group, Inc.(a)*	6,100	91,683
Kintera, Inc.(a)*	5,700	9,690
L-1 Identity Solutions, Inc.(a)*	15,900	262,509
Lawson Software, Inc.(a)*	47,000	380,230
Magma Design Automation, Inc.*	15,900	190,164
Mantech International Corp., Class A*	3,500	116,935
MapInfo Corp.*	4,500	90,585
Midway Games, Inc.(a)*	20,100	125,625
Mobius Management Systems, Inc.*	3,983	29,355
Moldflow Corp.*	2,100	31,563
Motive, Inc.(a)*	1,400	4,970
MSC Software Corp.*	9,100	125,125
Neoware Systems, Inc.(a)*	6,600	66,462
NetManage, Inc.*	1,997	10,484
Nuance Communications, Inc.(a)*	78,870	1,207,500
Omnicell, Inc.*	6,200	129,704
Openwave Systems, Inc.(a)*	23,633	192,609
OPNET Technologies, Inc.*	10,000	135,100
Opsware, Inc.(a)*	22,200	160,950
Packeteer, Inc.*	8,800	109,296
Parametric Technology Corp.*	13,320	254,279
PDF Solutions, Inc.(a)*	5,900	66,611
Pegasystems, Inc.(a)	8,200	75,850
Pervasive Software, Inc.*	4,000	16,360
Phoenix Technology Ltd.*	6,950	43,437
PLATO Learning, Inc.(a)*	5,000	21,000
Progress Software Corp.*	8,100	252,720
QAD, Inc.(a)	6,600	60,060

	SHARES	VALUE
COMMON STOCKS (Continued)
Computer Software (Continued)
Quest Software, Inc.*	22,300	362,821
Secure Computing Corp.(a)*	13,550	104,335
Simulations Plus, Inc.*	400	3,960
SPSS, Inc.*	3,432	123,895
SumTotal Systems Inc.*	4,600	36,708
SupportSoft, Inc.*	11,200	63,168
Synplicity, Inc.(a)*	5,675	39,668
Take-Two Interactive Software, Inc.(a)*	15,200	306,128
TeleCommunication Systems, Inc., ClassA*	6,400	23,808
THQ, Inc.(a)*	11,550	394,894
TIBCO Software, Inc.*	42,100	358,692
Tradestation Group, Inc.*	20,400	256,836
Transaction Systems Architects, Inc., Class A*	10,500	340,095
Ulticom, Inc.*	8,240	67,568
Ultimate Software Group, Inc.(a)*	4,700	123,093
Unica Corp.*	2,950	37,023
VA Software Corp.(a)*	14,500	58,435
Verint Systems, Inc.*	6,100	196,115
Witness Systems, Inc.*	10,200	274,890
		11,275,663
Computers — 0.1%
Gateway, Inc.(a)*	70,500	154,395
Merge Technologies, Inc.(a)*	6,100	29,707
PAR Technology Corp.(a)*	3,000	29,760
		213,862
Construction Materials — 0.1%
Eagle Materials, Inc.	3,200	142,816
Huttig Building Products, Inc.*	4,850	29,343
U.S. Concrete, Inc.(a)*	9,700	75,854
		248,013
Consumer Products — 0.7%
Ascendia Brands, Inc.*	2,300	3,933
Blyth, Inc.	8,900	187,879
Central Garden & Pet Co.(a)*	4,200	62,034
Central Garden & Pet Co., Class A	8,400	123,480
CSS Industries, Inc.	2,100	78,708
Cybex International, Inc.(a)*	3,000	15,990
Fossil, Inc.(a)*	14,875	393,741
Jarden Corp.*	7,425	284,378
Mace Security International, Inc.(a)*	3,200	8,480
Natural Alternatives International, Inc.*	1,000	8,020
Natural Health Trends Corp.(a)*	1,400	2,590
Playtex Products, Inc.*	20,800	282,256
Prestige Brands Holdings, Inc.	300	3,555
PW Eagle, Inc.(a)	2,600	85,904
Russ Berrie & Co., Inc.*	4,000	56,400
Senomyx, Inc.(a)*	5,700	70,566
Spectrum Brands, Inc.(a)*	11,000	69,630
Tupperware Corp.	12,700	316,611
Ultralife Batteries, Inc.(a)*	3,600	38,880
		2,093,035
Containers & Glass — 0.1%
Silgan Holdings, Inc.	7,902	403,871

Containers-Paper/Plastic — 0.3%
AEP Industries, Inc.*	1,000	43,000
Constar International, Inc.*	2,100	18,585
Graphic Packaging Corp.(a)*	53,500	253,590
Longview Fibre Co.	12,223	301,052
Rock-Tenn Co., Class A	8,300	275,560
		891,787
Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.	510	6,069
Inter Parfums, Inc.(a)	3,600	75,600
Parlux Fragrances, Inc.(a)*	3,200	17,856
		99,525
Distribution/Wholesale — 0.9%
ACR Group, Inc.*	2,400	12,192
Advanced Marketing Services, Inc.*	2,700	76
Bell Microproducts, Inc.*	6,400	40,960
Bluelinx Holdings, Inc.(a)	4,200	44,100
Brightpoint, Inc.(a)*	9,944	113,759
Building Materials Holding Corp.(a)	4,200	76,062
Central European Distribution Corp.(a)*	7,125	207,409
Directed Electronics, Inc.(a)	1,200	10,752
Handleman Co.(a)	3,700	25,789
Industrial Distribution Group, Inc.*	1,400	17,486
InfoSonics Corp.(a)*	2,200	7,986
Keystone Automotive Industries, Inc.*	3,200	107,840
LKQ Corp.(a)*	17,100	373,806
Nash-Finch Co.(a)	2,000	68,920
Navarre Corp.(a)*	5,100	19,125
NuCo2, Inc.(a)*	2,900	73,138
Owens & Minor, Inc.	8,400	308,532
Reliv’ International, Inc.(a)	3,700	40,515
Rentrak Corp.*	1,900	29,697
ScanSource, Inc.(a)*	5,700	152,988
Spartan Stores, Inc.	4,734	126,871
United Natural Foods, Inc.(a)*	8,900	272,696
United Stationers, Inc.*	6,400	383,488
Watsco, Inc.(a)	5,300	270,671
		2,784,858
Diversified Operations — 2.1%
Actuant Corp., Class A	5,100	259,131
Acuity Brands, Inc.	8,000	435,520
AMERCO(a)*	3,600	251,964
Ameron International Corp.	2,000	131,720
AZZ, Inc.*	700	29,400
Barnes Group, Inc.(a)	11,400	262,314
Chemed Corp.	5,500	269,280
Cornell Corrections, Inc.*	2,700	54,594
Digimarc Corp.*	4,400	44,484
EnPro Industries, Inc.*	4,300	155,015
ESCO Technologies, Inc.(a)*	5,700	255,474
Esterline Technologies Corp.*	5,300	217,671
Federal Signal Corp.	16,800	260,736
Florida East Coast Industries, Inc.	6,100	382,409
Griffon Corp.*	6,250	154,688
Koppers Holdings, Inc.(a)	1,600	41,056
Lancaster Colony Corp.	6,500	287,235
Lydall, Inc.*	2,900	46,081
Mathews International Corp., Class A	7,000	284,900
Myers Industries, Inc.	6,987	130,517
NACCO Industries, Inc., Class A	1,000	137,410
Odyssey Marine Exploration, Inc.(a)*	11,350	41,201
Park-Ohio Holdings Corp.*	2,300	42,550
PICO Holdings, Inc.(a)*	3,200	136,672
Raven Industries, Inc.(a)	3,600	100,980
Sensient Technologies Corp.	10,300	265,534
Standex International Corp.	2,700	76,977
Sturm, Ruger & Co., Inc.*	6,700	90,115
Tredegar Corp.	7,700	175,483
Universal Corp.	4,800	294,480

	SHARES	VALUE
COMMON STOCKS (Continued)
Diversified Operations (Continued)
Vector Group Ltd.(a)	12,547	234,754
VendingData Corp.(a)*	5,100	13,515
Volt Information Sciences, Inc.(a)*	4,949	129,614
Walter Industries, Inc.(a)	10,700	264,825
Zoltek Cos., Inc.(a)*	5,400	188,622
		6,146,921
Education — 0.6%
Corinthian Colleges, Inc.*	19,000	261,250
DeVry, Inc.	14,900	437,315
Educate, Inc.(a)*	4,800	36,768
INVESTools, Inc.*	9,500	132,050
Learning Tree International, Inc.(a)*	3,900	43,875
Lincoln Educational Services(a)*	4,800	68,208
Renaissance Learning, Inc.(a)	6,022	79,310
Strayer Education, Inc.(a)	1,600	200,000
The Geo Group, Inc.*	4,200	190,344
The Princeton Review, Inc.(a)*	8,300	44,571
Universal Technical Institute, Inc.(a)*	5,900	136,172
		1,629,863
Electric Utilities — 0.4%
ALLETE, Inc.	6,400	298,368
Calpine Corp.(a)*	92,000	188,600
Duquesne Light Holdings, Inc.(a)	15,700	310,703
Integrys Energy Group, Inc.(a)	7,139	396,286
Weststar Energy, Inc.	1,400	38,528
		1,232,485
Electrical Equipment — 1.4%
A.O. Smith Corp.	4,400	168,168
Active Power, Inc.(a)*	9,680	18,779
ADDvantage Technologies Group, Inc.*	700	2,408
Advanced Energy Industries, Inc.*	9,800	206,192
Avid Technology, Inc.(a)*	8,895	310,257
Axcelis Technologies, Inc.*	23,000	175,720
Axsys Technologies, Inc.*	2,200	34,716
C&D Technologies, Inc.(a)	7,300	36,719
Checkpoint Systems, Inc.*	8,600	203,476
Cohu, Inc.(a)	4,400	82,720
Credence Systems Corp.(a)*	33,780	111,812
CyberOptics Corp.*	1,700	23,715
Distributed Energy Systems Corp.(a)*	8,600	11,782
Fiberstars, Inc.(a)*	2,200	12,430
FLIR Systems, Inc.(a)*	8,800	313,896
Franklin Electric Co., Inc.(a)	4,300	199,950
Genlyte Group, Inc.*	4,400	310,420
GrafTech International Ltd.*	22,200	201,576
Hi-Shear Technology Corp.	100	1,100
Ibis Technology Corp.(a)*	2,000	2,640
Input/Output, Inc.*	17,500	241,150
Ionatron, Inc.(a)*	15,900	74,094
Littelfuse, Inc.*	4,965	201,579
LTX Corp.*	22,800	139,536
Meade Instruments Corp.*	3,300	8,118
Measurement Specialties, Inc.(a)*	800	18,048
Paxar Corp.*	15,000	430,500
Photon Dynamics, Inc.*	3,600	45,396
Power Integrations, Inc.*	5,300	120,045
Power-One, Inc.(a)*	18,162	103,887
Research Frontiers, Inc.(a)*	2,600	24,960
Rogers Corp.*	3,900	172,965
SIPEX Corp.(a)	1,900	16,625
Technology Research Corp.	400	1,968
Veeco Instruments, Inc.*	5,700	111,150
Vicor Corp.	6,000	60,120
		4,198,617
Electronics — 5.4%
Actel Corp.*	5,500	90,860
Advanced Analogic Technologies, Inc.	9,700	63,826
Aeroflex, Inc.(a)*	16,200	213,030
Aetrium, Inc.*	2,200	8,184
Alliance Semiconductor Corp.*	3,550	16,011
American Superconductor Corp.(a)*	16,500	222,255
American Technical Ceramics Corp.(a)*	200	2,778
AMIS Holdings, Inc.*	19,400	212,430
Amkor Technology, Inc.(a)*	37,200	464,256
Analogic Corp.	2,200	138,336
Anixter International, Inc.(a)*	6,800	448,392
Apogee Technology, Inc.(a)*	700	798
Applied Micro Circuits Corp.*	105,500	385,075
Arotech Corp.(a)*	1,457	4,939
Asyst Technologies, Inc.*	10,200	71,706
Atari, Inc.(a)	2,300	7,613
ATMI, Inc.*	7,700	235,389
Audiovox Corp., Class A*	3,800	55,974
AXT, Inc.(a)*	12,400	59,396
Badger Meter, Inc.(a)	3,000	79,650
Bel Fuse, Inc., Class B(a)	1,100	42,581
Belden CDT, Inc.(a)	9,450	506,425
Benchmark Electronics, Inc.*	16,785	346,778
Brooks Automation, Inc.*	15,874	272,239
BTU International, Inc.(a)*	600	6,000
Capstone Turbine Corp.(a)*	20,500	21,730
Catalyst Semiconductor, Inc.(a)*	4,100	14,883
CEVA, Inc.(a)*	3,975	28,739
Cirrus Logic, Inc.*	18,400	140,944
Coherent, Inc.*	6,900	219,006
CompuDyne Corp.(a)*	1,100	6,677
Conexant Systems, Inc.(a)*	116,333	191,949
Cree, Inc.(a)*	1,600	26,336
CTS Corp.	6,500	89,830
Cubic Corp.	5,600	121,184
Cymer, Inc.*	8,200	340,710
Daktronics, Inc.(a)	11,500	315,560
Digital Theater Systems, Inc.(a)*	3,700	89,651
Diodes, Inc.(a)*	4,800	167,280
DSP Group, Inc.*	5,700	108,300
Electro Scientific Industries, Inc.*	5,780	111,207
Electroglas, Inc.(a)*	4,600	9,752
EMCORE Corp.(a)*	25,100	125,500
Emerson Radio Corp.(a)*	5,100	16,320
Energy Conversion Devices, Inc.(a)*	8,600	300,484
EnerSys(a)*	14,500	249,110
Entegris, Inc.*	35,174	376,362
ESS Technology, Inc.(a)*	8,900	11,392
Exar Corp.*	7,900	104,596
Excel Technology, Inc.*	1,600	43,728
FARO Technologies, Inc.*	3,250	93,827
Flextronics International Ltd.*	11,814	129,245
FormFactor, Inc.*	7,100	317,725
Frequency Electronics, Inc.	1,400	15,288
Genesis Microchip, Inc.(a)*	6,400	59,456
HEI, Inc.(a)*	1,200	1,428
Henry Bros. Electronics, Inc.*	300	1,322
hi/fn, Inc.*	4,900	29,743
Hittite Microwave Corp.(a)*	6,700	269,139
II-VI, Inc.*	15,100	511,135
InFocus Corp.*	8,400	23,520
Innovex, Inc.*	3,812	6,862

	SHARES	VALUE
COMMON STOCKS (Continued)
Electronics (Continued)
Integrated Silicon Solution, Inc.*	9,850	54,865
Interlink Electronics, Inc.(a)*	2,600	8,190
inTEST Corp.*	1,700	7,650
IntriCon Corp.*	1,000	5,900
Iteris, Inc.*	6,798	15,635
Itron, Inc.(a)*	5,300	344,712
IXYS Corp.(a)*	6,800	69,564
Keithley Instruments, Inc.	3,500	53,515
KEMET Corp.*	16,500	126,225
Kopin Corp.(a)*	13,800	46,644
LaBarge, Inc.*	3,700	48,100
Lamson & Sessions Co.(a)*	3,400	94,486
Lattice Semiconductor Corp.*	34,159	199,830
LeCroy Corp.*	2,785	23,255
LogicVision, Inc.(a)*	2,900	2,610
LSI Industries, Inc.	3,900	65,286
MagneTek, Inc.*	6,100	30,744
Mattson Technology, Inc.*	26,600	242,060
Merix Corp.(a)*	3,900	32,058
Methode Electronics, Inc., Class A	8,200	121,114
Micrel, Inc.*	17,200	189,544
Microsemi Corp.(a)*	15,791	328,611
Microtune, Inc.(a)*	24,200	99,704
Mindspeed Technologies, Inc.(a)*	23,300	50,561
MIPS Technologies, Inc., Class A*	21,100	188,423
MKS Instruments, Inc.*	12,400	316,448
Monolithic Power Systems, Inc.(a)	5,800	74,820
MoSys, Inc.(a)*	6,600	55,440
Multi-Fineline Electronix, Inc.(a)*	6,500	99,775
Nanometrics, Inc.*	2,100	14,070
Napco Security Systems, Inc.(a)*	3,750	19,875
NeoMagic Corp.(a)*	1,800	5,814
Netlogic Microsystems, Inc.(a)*	9,500	252,890
Newport Corp.(a)*	8,200	134,234
Nu Horizons Electronics Corp.(a)*	2,900	30,537
OmniVision Technologies, Inc.(a)*	10,200	132,192
ON Semiconductor Corp.(a)*	47,300	421,916
OSI Systems, Inc.(a)*	3,300	87,252
Park Electrochemical Corp.	4,000	108,480
Pericom Semiconductor Corp.*	5,500	53,790
Photronics, Inc.*	9,100	141,505
Pixelworks, Inc.*	3,400	5,610
Planar Systems, Inc.*	2,779	24,094
PLX Technology, Inc.(a)*	5,600	54,544
PMC-Sierra, Inc.(a)*	46,200	323,862
QuickLogic Corp.(a)*	10,100	28,381
Ramtron International Corp.*	10,700	28,676
REMEC, Inc.(a)*	4,693	7,227
RF Monolithics, Inc.(a)*	1,600	8,144
Richardson Electronics Ltd.	2,700	25,218
Rudolph Technologies, Inc.(a)*	6,058	105,652
Sigmatel, Inc.(a)*	9,000	28,260
Silicon Image, Inc.*	18,800	153,408
Skyworks Solutions, Inc.*	35,900	206,425
Sonic Solutions(a)*	4,600	64,860
Spectrum Control, Inc.*	2,800	34,440
Spire Corp.(a)*	1,100	12,243
Staktek Holdings, Inc.(a)*	20,500	66,625
Stoneridge, Inc.*	4,600	47,656
Supertex, Inc.(a)*	2,000	66,420
Syntax Brillian Corp.(a)*	13,175	110,670
Sypris Solutions, Inc.	2,900	18,763
Taser International, Inc.(a)*	13,600	109,208
Technitrol, Inc.	8,000	209,520
Tessera Technologies, Inc.*	9,000	357,660
Transmeta Corp.(a)*	22,000	12,540
TranSwitch Corp.(a)*	20,300	32,277
Trimble Navigation Ltd.*	1,214	32,584
Tripath Technology, Inc.(a)*	2,700	41
TriQuint Semiconductor, Inc.*	30,200	151,000
Ultimate Electronics, Inc.(b)*	1,600	—
Ultra Clean Holdings, Inc.(a)*	1,600	27,680
Ultratech Stepper, Inc.(a)*	4,600	62,606
Universal Display Corp.(a)*	6,900	104,121
Universal Electronics, Inc.*	3,100	86,366
UQM Technologies, Inc.(a)*	4,900	20,335
Vitesse Semiconductor Corp.(a)*	44,300	49,616
Wells-Gardner Electronics Corp.*	1,544	4,939
White Electronic Designs Corp.*	5,200	34,632
ZiLog, Inc.(a)*	3,100	13,857
Zoran Corp.*	9,761	166,132
Zygo Corp.*	3,600	57,636
		15,997,093
Energy — 0.3%
Environmental Power Corp.*	1,200	8,400
Evergreen Energy, Inc.(a)	15,800	103,806
Evergreen Solar, Inc.(a)*	26,600	259,350
Pacific Ethanol, Inc.(a)*	8,100	137,943
Plug Power, Inc.(a)*	15,763	49,811
Quantum Fuel Systems Technologies Worldwide, Inc.(a)*	10,200	12,444
Syntroleum Corp.(a)*	11,200	34,944
Teton Energy Corp.*	3,200	15,488
Watts Industries, Inc., Class A(a)	6,400	243,392
		865,578
Environmental Services — 0.5%
Calgon Carbon Corp.(a)*	7,900	65,649
Compagnie Generale de Geophysique-Veritas*	8,641	359,898
Flanders Corp.(a)*	5,500	39,875
Headwaters, Inc.(a)*	9,300	203,205
Met-Pro Corp.(a)	2,263	32,881
Mine Safety Appliances Co.(a)	7,000	294,420
Rollins, Inc.	14,300	329,043
		1,324,971
Facility Services — 0.1%
ABM Industries, Inc.	10,800	285,012

Financial Services — 2.6%
Advanta Corp., Class A	1,600	64,128
Advanta Corp., Class B	3,900	170,976
AmeriServ Financial, Inc.(a)*	4,400	20,988
Asset Acceptance Capital Corp.*	7,400	114,478
ASTA Funding, Inc.(a)	2,600	112,268
Bankrate, Inc.(a)*	4,000	140,960
BFC Financial Corp.(a)*	5,400	23,760
Cash America International, Inc.	6,200	254,200
Citizens Banking Corp.(a)	15,660	347,026
Citizens South Banking Corp.(a)	1,200	14,988
City Holding Co.	7,900	319,555
CoBiz, Inc.(a)	3,175	63,214
Cohen & Steers, Inc.(a)	11,600	499,728
CompuCredit Corp.(a)*	11,400	355,908
Consumer Portfolio Services, Inc.(a)*	10,500	64,575
Cowen Group, Inc.	2,900	48,256
Delta Financial Corp.(a)	6,000	49,620
Dollar Financial Corp.*	8,600	217,580
eFunds Corp.*	9,800	261,268

	SHARES	VALUE
COMMON STOCKS (Continued)
Financial Services (Continued)
Empire Financial Holding Co.	1,872	5,054
Encore Capital Group, Inc.*	8,300	82,502
eSPEED, Inc., Class A(a)*	13,100	124,450
Federal Agricultural Mortgage Corp., Class C(a)	1,400	38,080
Financial Federal Corp.(a)	5,700	150,024
First Albany Cos., Inc.*	2,647	4,235
First Commonwealth Financial Corp.(a)	15,500	182,125
FirstCity Financial Corp.(a)*	2,100	22,260
Fremont General Corp.(a)	7,700	53,361
GAMCO Investors, Inc., Class A(a)	800	34,664
Greenhill & Co., Inc.(a)	4,200	257,838
Hercules Technology Growth Capital, Inc.(a)	4,600	63,020
HF Financial Corp.	110	2,008
IMPATH Bankruptcy Liquidating Trust, Class A(a)	1,700	1,955
Interactive Data Corp.	5,000	123,750
Investment Technology Group, Inc.*	7,600	297,920
Irwin Financial Corp.(a)	6,200	115,568
Jackson Hewitt Tax Service, Inc.	7,100	228,478
Knight Capital Group, Inc., Class A*	20,400	323,136
LaBranche & Co., Inc.(a)*	8,500	69,360
MarketAxess Holdings, Inc.(a)*	800	13,392
MCG Capital Corp.	12,800	240,128
MicroFinancial, Inc.(a)	400	2,072
Municipal Mortgage & Equity, L. L. C.(a)	5,500	156,750
Netbank, Inc.(a)	1,700	3,757
Ocwen Financial Corp.(a)*	20,100	258,687
Piper Jaffray Cos., Inc.*	3,100	192,014
Portfolio Recovery Associates, Inc.(a)*	3,000	133,950
PRG-Schultz International, Inc.(a)*	1,050	15,004
QC Holdings, Inc.(a)	2,100	27,909
Resource America, Inc.	3,800	89,794
Sanders Morris Harris Group, Inc.(a)	7,700	82,005
Stifel Financial Corp.(a)*	2,565	113,629
Susquehanna Bancshares, Inc.	10,400	241,176
SWS Group, Inc.	5,901	146,404
The South Financial Group, Inc.	4,000	98,880
Thomas Weisel Partners Group, Inc.(a)*	800	15,216
Track Data Corp.(a)*	1,200	4,176
United PanAm Financial Corp.(a)*	2,600	32,500
Westwood Holdings Group, Inc.(a)	258	5,937
World Acceptance Corp.*	9,300	371,535
		7,568,179
Food & Beverages — 1.3%
American Italian Pasta Co., Class A(a)*	4,800	50,400
American States Water Co.(a)	3,550	130,888
Cal-Maine Foods, Inc.(a)	4,000	53,800
Chiquita Brands International, Inc.(a)	9,300	130,386
Cuisine Solutions, Inc.*	2,900	20,938
Diamond Foods, Inc.	1,200	19,980
Diedrich Coffee, Inc.(a)	200	744
Farmer Brothers Co.(a)	1,700	38,590
Flowers Foods, Inc.	11,325	341,675
Green Mountian Coffee, Inc.(a)*	1,600	100,880
Hain Celestial Group, Inc.*	8,079	242,936
Imperial Sugar Co.(a)	1,200	40,236
Interstate Bakeries Corp.(a)*	6,400	24,000
J & J Snack Foods Corp.	3,500	138,215
John B. Sanfilippo & Son, Inc.(a)*	2,650	35,325
Lance, Inc.	6,000	121,440
Lifeway Foods, Inc.(a)*	3,200	28,832
M&F Worldwide Corp.(a)*	4,500	214,245
Maui Land & Pineapple Co., Inc.(a)*	1,200	43,380
MGP Ingredients, Inc.(a)	3,400	69,258
Monterey Pasta Co.*	3,300	14,124
National Beverage Corp.	8,100	142,074
Panera Bread Co., Class A(a)*	4,300	253,958
Peet’s Coffee & Tea, Inc.(a)*	2,900	80,098
Performance Food Group Co.*	8,400	259,308
Premium Standard Farms, Inc.	1,200	25,248
Pyramid Breweries, Inc.(a)*	1,600	6,144
Ralcorp Holdings, Inc.*	5,600	360,080
Reddy Ice Holdings, Inc.(a)	1,000	30,180
Redhook ALE Brewery, Inc.(a)	1,056	7,645
Rocky Mountain Chocolate Factory, Inc.(a)	1,200	16,236
Sanderson Farms, Inc.(a)	3,800	140,828
Scheid Vineyards, Inc., Class A*	20	668
Tasty Baking Co.	800	6,984
The Boston Beer Co., Inc., Class A(a)*	1,400	46,690
Tootsie Roll Industries, Inc.(a)	8,000	239,760
Triarc Cos., Inc., Class A(a)	5,300	99,269
Triarc Cos., Inc., Class B	13,400	230,346
		3,805,788
Forest & Paper Products — 0.3%
Buckeye Technologies, Inc.*	8,000	103,840
Caraustar Industries, Inc.*	5,500	34,540
Chesapeake Corp.(a)	3,900	58,890
Deltic Timber Corp.	1,800	86,328
P.H. Glatfelter Co.	8,400	125,244
Pope & Talbot, Inc.(a)*	6,000	40,500
Schweitzer-Mauduit International, Inc.	3,100	77,035
Universal Forest Products, Inc.	4,200	208,110
Wausau-Mosinee Paper Corp.	10,200	146,472
		880,959
Funeral Services — 0.1%
Carriage Services, Inc.(a)*	3,900	31,551
Stewart Enterprises, Inc., Class A	20,200	162,812
		194,363
Health Care - Biotechnology — 3.1%
Acacia Research-CombiMatrix*	5,028	3,017
Advanced Magnetics, Inc.(a)*	2,800	168,756
Affymetrix, Inc.(a)*	8,451	254,122
Alexion Pharmaceuticals, Inc.(a)*	7,000	302,680
Anesiva, Inc.*	3,675	25,357
Antigenics, Inc.(a)*	10,100	22,523
Applera Corp. - Celera Genomics Group.*	13,301	188,874
Arena Pharmaceuticals ,Inc.(a)*	11,800	128,148
ArQule, Inc.(a)*	8,950	66,767
AtheroGenics, Inc.(a)*	7,900	22,199
AVANT Immunotherapeutics, Inc.*	7,100	10,366
Avigen, Inc.*	4,959	32,184
Barrier Therapeutics, Inc.(a)*	6,000	41,400
BioCryst Pharmaceuticals, Inc.(a)*	5,700	47,709
Bioenvision, Inc.(a)*	8,700	35,583
BioMarin Pharmaceutical, Inc.(a)*	27,300	471,198
BioSante Pharmaceuticals, Inc.(a)*	5,100	30,447
Biosite, Inc.(a)*	2,900	243,513
BioSphere Medical, Inc.(a)*	3,000	22,080
Cambrex Corp.	6,400	157,440
Cell Genesys, Inc.(a)*	9,100	38,220
Ciphergen Biosystems, Inc.(a)*	2,600	3,640
Conceptus, Inc.(a)*	5,800	116,000
Cryolife, Inc.(a)*	5,500	46,255
CuraGen Corp.(a)*	14,150	43,582
Curis, Inc.(a)*	9,600	14,592

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Biotechnology (Continued)
CV Therapeutics, Inc.(a)*	11,900	93,653
CYTOGEN Corp.(a)*	6,500	13,520
Cytomedix, Inc.(a)*	5,100	6,426
Digene Corp.*	5,200	220,532
Discovery Laboratories, Inc.(a)*	18,972	44,964
Diversa Corp.(a)*	9,900	77,319
Dyax Corp.(a)*	20,200	83,224
Emisphere Technologies, Inc.(a)*	5,544	17,741
Encysive Pharmaceuticals, Inc.(a)*	13,000	35,230
EntreMed, Inc.(a)*	8,900	13,350
Enzo Biochem, Inc.(a)*	6,767	102,046
Enzon, Inc.(a)*	9,000	73,350
Exact Sciences Corp.*	5,043	13,515
Exelixis, Inc.*	20,700	205,758
Gene Logic, Inc.(a)*	5,200	11,180
Genitope Corp.(a)*	7,200	29,880
Genta, Inc.(a)*	35,400	10,974
GenVec, Inc.*	14,000	40,320
Geron Corp.(a)*	13,900	97,300
GTC Biotherapeutics, Inc.(a)*	3,000	3,090
GTx, Inc.(a)*	1,300	26,520
Hana Biosciences, Inc.(a)*	6,000	11,460
Harvard Bioscience, Inc.(a)*	6,100	29,402
Hemispherx Biopharma, Inc.(a)*	13,100	21,353
Idera Pharmaceuticals, Inc.*	4,000	34,360
IDM Pharma, Inc.(a)*	2,000	6,600
Illumina, Inc.*	19,343	566,750
Immunomedics, Inc.(a)*	29,900	136,942
Incyte Corp.(a)*	25,500	168,045
Inhibitex, Inc.*	1,700	2,805
Inovio Biomedical Corp.(a)*	17,600	56,848
Integra LifeSciences Holdings(a)*	6,200	282,596
InterMune, Inc.(a)*	7,126	175,727
Introgen Therapeutics, Inc.(a)*	9,500	38,380
Isolagen, Inc.*	6,500	25,545
Keryx Biopharmaceuticals, Inc.(a)*	15,800	166,216
Kosan Biosciences, Inc.*	7,400	40,700
Lexicon Genetics, Inc.(a)*	18,400	66,792
LifeCell Corp.(a)*	6,500	162,305
Lipid Sciences, Inc.(a)*	4,200	6,090
Martek Biosciences Corp.*	6,400	131,968
Matritech, Inc.*	3,100	1,581
Maxygen, Inc.*	7,930	88,419
Medarex, Inc.(a)*	26,900	348,086
MicroIslet, Inc.(a)*	7,600	3,648
Micromet, Inc.(a)*	6,866	18,538
Momenta Pharmaceuticals, Inc.(a)*	5,500	71,280
Monogram Biosciences, Inc.(a)*	24,020	46,599
Myriad Genetics, Inc.(a)*	8,800	303,248
Nabi Biopharmaceuticals(a)*	28,400	150,804
Nanogen, Inc.(a)*	9,100	11,648
Neose Technologies, Inc.(a)*	7,159	18,399
Northfield Laboratories, Inc.(a)*	5,600	20,216
Novavax, Inc.(a)*	13,000	33,670
Nuvelo, Inc.(a)*	13,266	48,819
Orchid Cellmark, Inc.(a)*	10,550	65,937
Oscient Pharmaceuticals Corp.(a)	1,725	9,074
Progenics Pharmaceuticals, Inc.*	4,900	116,032
Regeneration Technologies, Inc.*	6,600	47,850
Regeneron Pharmaceuticals, Inc.*	21,900	473,478
RegeneRx Biopharmaceuticals, Inc.(a)*	8,600	19,780
Repligen Corp.(a)*	6,700	21,172
Sangamo BioSciences, Inc.(a)*	6,800	46,240
Savient Pharmaceuticals, Inc.(a)*	12,400	149,048
Seattle Genetics, Inc.(a)*	11,605	95,045
Sequenom, Inc.(a)*	13,133	48,592
StemCells, Inc.*	17,100	43,092
Stratagene Corp.*	4,050	32,886
Strategic Diagnostics, Inc.(a)*	4,150	21,248
Tanox, Inc.(a)*	11,600	217,616
Techne Corp.*	1,700	97,070
Telik, Inc.(a)*	15,600	84,708
The Medicines Co.*	12,600	316,008
Third Wave Technologies, Inc.*	9,237	47,109
Threshold Pharmaceuticals, Inc.(a)*	13,800	20,286
Titan Pharmaceuticals, Inc.(a)*	8,200	20,336
Trimeris, Inc.(a)*	10,097	69,467
ViaCell, Inc.*	4,067	22,165
Vical, Inc.*	7,400	35,668
		9,172,290
Health Care - Drugs — 2.9%
Acadia Pharmaceuticals, Inc.(a)*	5,900	88,618
Accelrys, Inc.*	5,200	33,176
Acusphere, Inc.(a)*	4,600	12,696
Adolor Corp.(a)*	8,800	77,000
Advancis Pharmaceutical Corp.(a)*	6,600	14,520
ADVENTRX Pharmaceuticals, Inc.(a)*	14,300	35,750
Alkermes, Inc.*	22,100	341,224
Allion Healthcare, Inc.(a)	3,600	14,688
Allos Therapeutics, Inc.(a)*	20,200	120,594
Alpharma, Inc., Class A	9,000	216,720
Anika Therapeutics, Inc.*	2,000	24,700
AP Pharma, Inc.*	1,700	1,734
Ardea Biosciences, Inc.*	700	3,675
ARIAD Pharmaceuticals, Inc.(a)*	14,800	66,452
Array BioPharma, Inc.(a)*	15,600	198,120
Auxilium Pharmaceuticals, Inc.*	2,900	42,572
AVANIR Pharmaceuticals(a)*	5,375	6,558
AXM Pharma, Inc.*	1,300	338
Bradley Pharmaceuticals, Inc., Class A(a)*	3,400	65,246
Caraco Pharmaceutical Laboratories Ltd.(a)*	7,700	93,786
Cell Therapeutics, Inc.(a)*	11,600	18,444
Cellegy Pharmaceuticals, Inc.*	2,400	228
CollaGenex Pharmaceuticals, Inc.(a)*	3,700	49,987
Combinatorx, Inc.(a)	5,477	38,284
Corcept Therapeutics, Inc.(a)*	4,500	4,050
Cortex Pharmaceuticals, Inc.(a)*	7,300	16,571
Critical Therapeutics, Inc.(a)*	6,100	13,298
Cubist Pharmaceuticals, Inc.(a)*	12,000	264,840
Dendreon Corp.(a)*	15,800	204,294
DOV Pharmaceutical, Inc.*	4,300	1,591
Durect Corp.(a)*	14,800	61,568
DUSA Pharmaceuticals, Inc.(a)*	4,150	14,857
Dynavax Technologies Corp.(a)*	8,100	44,064
Elite Pharmaceuticals, Inc., Class A(a)*	3,900	9,165
Hi-Tech Pharmacal Co., Inc.(a)*	2,300	25,645
Icagen, Inc.(a)*	300	483
Immtech International, Inc.(a)*	3,000	17,250
ImmunoGen, Inc.(a)*	13,662	65,441
Impax Laboratories, Inc.(a)*	10,500	107,310
Indevus Pharmaceuticals, Inc.(a)*	21,300	150,591
Infinity Pharmaceuticals, Inc.(a)*	3,850	46,354
Inspire Pharmaceuticals, Inc.(a)*	10,750	61,275
Integrated Biopharma, Inc.(a)*	2,200	14,938
Interpharm Holdings, Inc.*	2,000	3,240
Isis Pharmaceuticals, Inc.(a)*	19,300	178,911
Ista Pharmaceuticals, Inc.(a)*	10,950	92,746
Javelin Pharmaceuticals, Inc.(a)	8,500	50,405

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Drugs (Continued)
K-V Pharmaceutical Co., Class A*	7,300	180,529
K-V Pharmaceutical Co., Class B*	700	17,269
Lannett Co., Inc.*	4,650	23,947
Ligand Pharmaceuticals, Inc., Class B(a)*	13,300	134,064
MannKind Corp.*	10,956	156,671
Medicis Pharmaceutical Corp., Class A(a)	1,600	49,312
Memory Pharmaceuticals, Corp.(a)*	13,800	23,184
Metabasis Therapeutics, Inc.(a)*	6,100	44,835
NeoPharm, Inc.(a)*	6,399	10,878
Neurocrine Biosciences, Inc.(a)	8,000	100,000
Neurogen Corp.*	8,850	57,525
New River Pharmaceuticals, Inc.(a)*	6,900	439,047
NitroMed, Inc.(a)*	8,700	27,144
NPS Pharmaceuticals, Inc.*	10,000	33,900
Omega Protein Corp.(a)*	5,497	38,369
Onyx Pharmaceuticals, Inc.(a)*	13,000	322,920
OSI Pharmaceuticals, Inc.(a)*	11,400	376,200
OXiGENE, Inc.(a)*	5,600	21,448
Pain Therapeutics, Inc.(a)*	19,800	155,232
Panacos Pharmaceuticals, Inc.(a)*	14,500	67,135
Par Pharmaceutical Cos., Inc.(a)*	6,800	170,816
Penwest Pharmaceuticals Co.*	4,800	48,384
PetMed Express, Inc.(a)*	8,500	100,725
Pharmacopeia Drug Discovery, Inc.*	1,800	10,242
Pharmacyclics, Inc.(a)*	4,400	11,704
Pharmion Corp.(a)*	6,400	168,256
POZEN, Inc.(a)*	10,900	160,775
Renovis, Inc.(a)*	5,500	19,250
Rigel Pharmaceuticals, Inc.(a)*	5,550	60,273
Salix Pharmaceuticals Ltd.(a)*	11,000	138,600
Santarus, Inc.(a)*	16,400	115,456
SciClone Pharmaceuticals, Inc.(a)*	13,900	37,947
Sciele Pharma, Inc.(a)*	15,300	362,304
SCOLR Pharma, Inc.(a)*	4,800	11,520
Spectrum Pharmaceuticals, Inc.(a)*	6,500	40,755
Star Scientific, Inc.(a)*	20,050	23,058
Sunesis Pharmaceuticals, Inc.(a)*	1,100	4,950
Super-Gen, Inc.(a)*	17,300	102,070
The Quigley Corp.(a)*	2,100	15,666
United Therapeutics Corp.*	4,000	215,120
Valeant Pharmaceuticals International(a)	19,500	337,155
Valera Pharmaceuticals, Inc.*	3,300	27,555
VaxGen, Inc.*	3,300	6,039
ViroPharma, Inc.*	24,100	345,835
VIVUS, Inc.(a)*	10,200	52,326
Xenoport, Inc.(a)*	5,200	144,872
Zymogenetics, Inc.(a)*	32,100	499,476
		8,524,735
Health Care - Products — 4.2%
1-800 CONTACTS, Inc.(a)*	3,500	58,800
Abaxis, Inc.(a)*	5,400	131,598
ABIOMED, Inc.(a)*	5,000	68,300
Akorn, Inc.(a)*	17,300	116,775
Aksys Ltd.(a)	6,045	314
Align Technology, Inc.(a)*	13,500	214,110
Alnylam Pharmaceuticals, Inc.(a)*	7,800	140,400
American Medical Systems Holdings, Inc.(a)*	15,400	326,018
AMICAS, Inc.*	14,050	39,902
Arcadia Resources, Inc.(a)	21,800	43,164
Arrhythmia Research Technology, Inc.(a)	200	5,244
Arrow International, Inc.	9,889	318,030
ArthroCare Corp.(a)*	5,800	209,032
Aspect Medical Systems, Inc.(a)*	4,300	67,037
ATS Medical, Inc.(a)*	6,700	13,802
AVI BioPharma, Inc.(a)*	10,800	28,944
Bentley Pharmaceuticals, Inc.(a)*	4,900	40,131
BioLase Technology, Inc.(a)*	4,400	42,812
Bioveris Corp.(a)*	3,000	39,870
BSD Medical Corp.*	4,100	33,620
Caliper Life Sciences, Inc.*	9,433	53,296
Candela Corp.*	11,000	125,620
Cantel Medical Corp.(a)*	3,950	60,791
Cardiac Science Corp.*	5,796	53,033
CardioDynamics International Corp.*	6,000	5,100
CardioTech International, Inc.(a)*	3,700	5,772
Cerus Corp.(a)*	5,300	35,775
Cholestech Corp.*	2,800	48,272
Clinical Data, Inc.*	149	3,092
Columbia Laboratories, Inc.(a)*	9,900	13,266
CONMED Corp.*	6,150	179,765
Criticare Systems, Inc.*	2,100	8,106
CryoCor, Inc.*	2,100	11,235
Cyberonics, Inc.(a)*	5,700	107,046
Cyclacel Pharmaceuticals, Inc.(a)*	5,100	39,525
Cypress Bioscience, Inc.*	6,700	50,920
Datascope Corp.(a)	3,400	123,046
DepoMed, Inc.(a)*	17,600	62,832
Digirad Corp.(a)*	2,400	11,064
Digital Angel Corp.(a)*	8,800	17,512
DJ Orthopedics, Inc.*	4,800	181,920
E-Z-EM, Inc.*	2,400	38,592
Eclipsys Corp.(a)*	6,300	121,401
Endocare, Inc.(a)*	2,000	4,440
Endologix, Inc.(a)*	12,600	49,518
Enpath Medical, Inc.*	1,300	13,000
Epicept Corp.(a)*	673	1,164
EPIX Pharmaceuticals, Inc.(a)*	6,166	41,312
Haemonetics Corp.*	6,100	285,175
Halozyme Therapeutics, Inc.(a)*	18,300	147,498
Hanger Orthopedic Group, Inc.*	4,000	46,680
HealthTronics, Inc.*	7,700	41,503
Hollis-Eden Pharmaceuticals, Inc.(a)*	5,500	13,915
Human Genome Sciences, Inc.*	29,200	310,104
I Trax, Inc.(a)*	7,300	28,689
I-Flow Corp.(a)*	4,297	63,338
ICU Medical, Inc.*	2,950	115,640
Immucor, Inc.*	13,602	400,307
Immunicon Corp.(a)*	5,800	17,052
Implant Sciences Corp.(a)*	2,000	4,160
Insmed, Inc.(a)*	10,300	9,783
Integramed America, Inc.*	2,150	32,143
Interleukin Genetics, Inc.(a)*	4,500	19,710
IntraLase Corp.(a)*	9,700	242,306
Invacare Corp.(a)	7,100	123,824
IOMED, Inc.*	700	1,435
IVAX Diagnostics, Inc.*	3,700	3,811
Kensey Nash Corp.(a)*	1,700	51,850
La Jolla Pharmaceutical Co.(a)*	5,900	35,695
Landauer, Inc.(a)	1,300	65,624
Langer, Inc.*	1,700	9,180
Lifecore Biomedical, Inc.*	2,800	52,556
Luminex Corp.(a)*	8,700	119,364
Mannatech, nc.(a)	5,100	81,906
Matrixx Initiatives, Inc.(a)*	1,400	22,750
Medical Action Industries, Inc.*	2,850	68,115
Medtox Scientific, Inc.*	3,700	68,080
Memry Corp.*	14,200	29,962
Mentor Corp.(a)	5,900	271,400

	SHARES	VALUE
COMMON STOCKS (Continued)
Health Care - Products (Continued)
Meridian Bioscience, Inc.	5,500	152,680
Merit Medical Systems, Inc.*	5,744	72,087
MGI Pharma, Inc.*	16,526	371,339
Microtek Medical Holdings, Inc.*	9,600	45,696
Milestone Scientific, Inc.(a)*	500	1,525
Minrad International, Inc.*	9,200	47,656
Misonix, Inc.(a)*	2,200	13,244
MTS Medication Technologies, Inc.(a)*	1,300	14,547
Nastech Pharmaceutical Co., Inc.(a)*	3,900	42,081
Natrol, Inc.(a)	2,600	7,540
Natus Medical, Inc.(a)*	4,600	81,742
Nektar Therapeutics(a)*	28,900	377,434
NMT Medical, Inc.*	2,100	28,560
North American Scientific, Inc.(a)*	2,600	2,548
Noven Pharmaceuticals, Inc.(a)*	4,700	109,040
Nutraceutical International Corp.*	2,300	37,950
NuVasive, Inc.(a)*	7,000	166,250
OraSure Technologies, Inc.(a)*	9,600	70,560
OrthoLogic Corp.(a)*	7,200	11,232
Osteotech, Inc.*	3,100	23,684
Palatin Technologies, Inc.(a)*	14,200	26,270
Palomar Medical Technologies, Inc.(a)*	8,400	335,580
Perrigo Co.	20,400	360,264
PhotoMedex, Inc.(a)*	9,200	12,512
PolyMedica Corp.	4,900	207,417
Possis Medical, Inc.*	3,800	49,438
PSS World Medical, Inc.*	25,900	547,526
QuadraMed Corp.(a)*	8,900	27,056
Quidel Corp.(a)*	17,200	206,400
Retractable Technologies, Inc.*	2,700	8,235
SeraCare Life Sciences, Inc.(a)*	3,373	23,611
Sirona Dental Systems, Inc.(a)	2,900	99,934
Somanetics Corp.(a)*	2,200	43,868
Sonic Innovations, Inc.*	5,560	46,982
SONUS Pharmaceuticals, Inc.*	3,800	19,114
SRI/Surgical Express, Inc.*	200	1,008
STAAR Surgical Co.(a)*	5,280	29,093
Stereotaxis, Inc.(a)*	1,200	14,280
Synovis Life Technologies, Inc.*	1,900	25,688
The Spectranetics Corp.(a)*	8,500	90,950
Theragenics Corp.*	7,500	46,950
Thoratec Corp.(a)*	21,102	441,032
Urologix, Inc.(a)*	2,600	7,878
Uroplasty, Inc.(a)*	1,100	3,531
USANA Health Sciences, Inc.(a)*	3,400	159,358
Vascular Solutions, Inc.(a)*	2,500	24,600
Ventana Medical Systems, Inc.(a)*	7,200	301,680
Viasys Healthcare, Inc.*	15,000	509,850
Vital Signs, Inc.	2,900	150,742
West Pharmaceutical Services, Inc.(a)	8,900	413,227
Wright Medical Group, Inc.*	7,200	160,488
Zila, Inc.(a)*	9,200	19,320
Zoll Medical Corp.*	3,800	101,270
		12,380,420
Health Care - Services — 3.1%
Air Methods Corp.(a)*	2,000	48,040
Albany Molecular Research, Inc.*	6,800	66,980
Alliance Imaging, Inc.(a)*	10,400	90,792
Allied Healthcare International, Inc.(a)*	11,950	36,448
Allscripts Heathcare Solutions, Inc.(a)*	16,300	437,003
Amedisys, Inc.*	5,666	183,748
America Service Group, Inc.(a)*	2,000	33,340
American Dental Partners, Inc.*	1,850	40,201
AMERIGROUP Corp.*	10,900	331,360
AmSurg Corp.*	6,550	160,409
Angelica Corp.	2,000	55,080
Apria Healthcare Group, Inc.(a)	8,500	274,125
Bio-Imaging Technologies, Inc.*	2,000	12,520
Bio-Reference Laboratories, Inc.(a)*	2,300	58,420
BioScrip, Inc.(a)*	7,380	23,099
Capital Senior Living Corp.(a)*	5,200	60,372
Centene Corp.*	9,100	191,009
Dynacq Healthcare, Inc.*	1,300	1,755
Exponent, Inc.*	3,400	67,830
Five Star Quality Care, Inc.(a)*	16,000	164,480
Genesis HealthCare Corp.*	4,100	258,751
Gentiva Health Services, Inc.*	6,500	131,105
HealthExtras, Inc.(a)*	8,600	247,508
Healthspring, Inc.	5,500	129,525
Healthways, Inc.(a)*	6,900	322,575
HMS Holdings Corp.(a)*	5,100	111,690
Hooper Holmes, Inc.*	14,000	62,580
Kendle International, Inc.*	2,300	81,696
Kindred Healthcare, Inc.*	9,400	308,132
LCA-Vision, Inc.(a)	4,100	168,879
Magellan Health Services, Inc.*	5,300	222,600
Matria Healthcare, Inc.(a)*	9,893	260,779
MedCath Corp.*	5,100	139,230
Medical Staffing Network Holdings, Inc.(a)*	6,300	40,005
MedQuist, Inc.*	4,200	41,748
Metropolitan Health Networks, Inc.(a)*	10,500	21,210
Molina Healthcare, Inc.(a)*	5,100	156,009
National Healthcare Corp.(a)	2,100	107,058
National Medical Health Card Systems, Inc.(a)*	907	14,031
NovaMed Eyecare, Inc.*	4,700	30,456
OCA, Inc.(b)(c)*	8,100	81
Odyssey Healthcare, Inc.*	6,850	89,941
Option Care, Inc.	8,275	110,058
PainCare Holdings, Inc.(a)*	9,300	3,441
PAREXEL International Corp.*	5,300	190,641
Pediatric Services of America, Inc.*	500	7,065
Pediatrix Medical Group, Inc.*	5,200	296,712
Pharmanet Development Group, Inc.(a)*	3,450	89,700
Prospect Medical Holdings, Inc.*	1,000	5,000
Psychemedics Corp.	400	6,780
Psychiatric Solutions, Inc.(a)*	9,600	386,976
Quality Systems, Inc.(a)	13,000	520,000
Radiation Therapy Services, Inc.(a)*	5,100	156,264
RadNet, Inc.(a)*	1,750	9,993
RehabCare Group, Inc.*	3,200	50,784
Res-Care, Inc.*	5,800	101,500
Sierra Health Services, Inc.*	7,600	312,892
STERIS Corp.	11,800	313,408
Sun Healthcare Group, Inc.(a)*	9,400	116,090
Sunrise Assisted Living, Inc.(a)*	11,100	438,672
Symbion, Inc.*	4,800	94,128
The Advisory Board Co.*	3,900	197,418
The TriZetto Group, Inc.*	12,400	248,124
U.S. Physical Therapy, Inc.*	2,750	38,280
United Surgical Partners International, Inc.*	8,850	272,668
VistaCare, Inc., Class A(a)*	2,600	22,620
		9,271,814
Household Appliances & Home Furnishings — 0.2%
American Woodmark Corp.(a)	2,700	99,252
Kimball International, Inc., Class B(a)	4,900	94,472

	SHARES	VALUE
COMMON STOCKS (Continued)
Household Appliances & Home Furnishings (Continued)
Tempur-Pedic International, Inc.(a)	17,000	441,830
		635,554
Household Products — 0.2%
Bassett Furniture Industries, Inc.(a)	1,500	22,080
Craftmade International, Inc.	400	6,036
Enesco Group, Inc.*	1,500	6
Ethan Allen Interiors, Inc.(a)	6,400	226,176
Furniture Brands International, Inc.(a)	11,300	178,314
Libbey, Inc.(a)	3,650	51,173
Lifetime Brands, Inc.(a)	2,200	45,958
Quaker Fabric Corp.(a)*	2,400	2,832
Restoration Hardware, Inc.(a)*	7,600	49,856
Salton, Inc.(a)*	2,900	6,960
		589,391
Instruments - Scientific — 0.8%
Angiodynamics, Inc.*	3,663	61,870
Bovie Medical Corp.(a)*	3,000	21,300
Bruker BioSciences Corp.*	22,438	236,048
Cepheid, Inc.(a)*	11,300	134,244
Cutera, Inc.*	2,800	101,332
ev3, Inc.(a)*	12,559	247,412
FEI Co.(a)*	6,800	245,208
Greatbatch, Inc.*	4,400	112,200
Iridex Corp.*	1,000	8,800
IRIS International, Inc.*	4,000	55,800
Kyphon, Inc.(a)*	9,300	419,802
Microvision, Inc.(a)*	9,030	33,230
Neogen Corp.*	1,200	28,296
Neurometrix, Inc.(a)*	1,800	17,478
Occulogix, Inc.*	2,300	3,634
OYO Geospace Corp.(a)	1,000	70,920
RAE Systems, Inc.(a)*	12,600	36,162
Signalife, Inc.(a)*	6,600	11,550
SurModics, Inc.(a)*	3,700	133,200
Symmetry Medical, Inc.(a)*	5,000	81,650
Therma-Wave, Inc.(a)*	6,500	10,075
Vital Images, Inc.(a)*	3,400	113,084
X-Rite, Inc.(a)	5,700	73,815
		2,257,110
Insurance — 2.6%
21st Century Holding Co.(a)	1,000	17,880
21st Century Insurance Group	21,000	445,200
Affirmative Insurance Holdings, Inc.	500	8,650
Alfa Corp.(a)	16,895	312,220
American Equity Investment Life Holding Co.(a)	24,000	315,120
American Physicians Capital, Inc.*	1,950	78,156
Argonaut Group, Inc.*	6,200	200,632
Baldwin & Lyons, Inc., Class B	1,300	33,085
Bristol West Holdings, Inc.	6,500	144,105
Brooke Corp.(a)	1,900	22,876
Citizens, Inc., Class A(a)*	10,658	77,910
CNA Surety Corp.*	9,200	194,120
Crawford & Co., Class A	800	4,440
Crawford & Co., Class B(a)	1,300	7,540
Delphi Financial Group, Inc. Class S	7,125	286,639
Direct General Corp.	2,700	57,402
Donegal Group, Inc., Class A	3,688	62,622
EMC Insurance Group, Inc.	3,800	98,040
FBL Financial Group, Inc., Class A	5,600	219,128
Financial Industries Corp.*	900	5,850
First Acceptance Corp.(a)*	18,600	194,742
FPIC Insurance Group, Inc.*	1,400	62,538
Great American Financial Resources, Inc.	10,000	244,800
Harleysville Group, Inc.	6,800	220,932
Hilb, Rogal & Hamilton Co.	7,800	382,590
Horace Mann Educators Corp.	9,400	193,170
Infinity Property & Casualty Corp.	4,300	201,498
KMG America Corp.*	4,550	21,067
LandAmerica Financial Group, Inc.(a)	3,900	288,249
Meadowbrook Insurance Group, Inc.*	8,300	91,217
Mercer Insurance Group, Inc.	1,100	21,879
NYMAGIC, Inc.	1,100	44,935
Ohio Casualty Corp.	6,300	188,685
Penn Treaty American Corp.*	3,950	23,897
PMA Capital Corp., Class A(a)*	6,100	57,279
Presidential Life Corp.	5,600	110,432
ProAssurance Corp.*	5,300	271,095
ProCentury Corp.	2,400	55,680
RLI Corp.	4,600	252,678
RTW, Inc.*	650	5,311
SCPIE Holdings, Inc.*	300	6,810
Seabright Insurance Holdings*	8,600	158,240
Selective Insurance Group, Inc.	10,800	274,968
State Auto Financial Corp.	8,600	276,318
Stewart Information Services Corp.	2,900	121,191
The Commerce Group, Inc.	2,800	84,112
The Midland Co.	600	25,452
The Navigators Group, Inc.*	3,600	180,612
The Phoenix Companies, Inc.	18,100	251,228
Tower Group, Inc.	4,700	151,434
Triad Guaranty, Inc.(a)*	2,200	91,102
U.S.I. Holdings Corp.*	1,600	26,960
Unico American Corp.*	1,700	21,539
United America Indemnity Ltd.*	1,396	32,387
United Fire & Casualty Co.	6,100	214,293
Universal American Financial Corp.*	11,700	226,746
Vesta Insurance Group, Inc.*	6,900	24
Zenith National Insurance Corp.	750	35,452
		7,703,157
Internet Services — 3.1%
1-800-FLOWERS.COM, Inc., Class A*	5,700	44,346
24/7 Real Media, Inc.(a)*	9,700	77,891
Access Integrated Technologies, Inc., Class A(a)*	4,600	24,978
ActivIdentity Corp.*	9,400	47,470
Alloy, Inc.*	2,325	27,621
Answerthink, Inc.*	9,400	30,738
Aptimus, Inc.*	500	1,700
Arbinet-thexchange, Inc.*	2,900	18,328
Ariba, Inc.(a)*	17,950	168,730
Audible, Inc.(a)*	4,700	48,833
Autobytel, Inc.(a)*	16,450	58,233
Blue Coat Systems, Inc.(a)*	3,200	117,536
BroadVision, Inc.(a)*	20,617	55,460
CACI International, Inc., Class A*	4,400	206,184
Chordiant Software, Inc.*	12,418	128,526
CMGI, Inc.*	9,100	19,292
CNET Networks, Inc.(a)*	33,000	287,430
Cogent Communications Group, Inc.(a)*	10,900	257,567
Corillian Corp.(a)*	20,200	100,798
CyberSource Corp.(a)*	7,600	95,076
Digital River, Inc.(a)*	6,100	337,025
Drugstore.com, Inc.(a)*	20,600	53,148
EarthLink, Inc.*	26,500	194,775
eCollege.Com(a)*	4,700	84,365
Entrust Technologies, Inc.*	15,450	62,263

	SHARES	VALUE
COMMON STOCKS (Continued)
Internet Services (Continued)
Equinix, Inc.(a)*	5,500	470,965
GSI Commerce, Inc.(a)*	9,500	214,605
Harris Interactive, Inc.*	19,600	118,188
HealthStream, Inc.*	4,300	18,490
Hollywood Media Corp.(a)*	13,900	61,021
i2 Technologies, Inc.(a)*	3,900	93,600
iGATE Capital Corp.*	11,640	95,914
Internap Network Services Corp.(a)*	7,300	114,975
Internet Capital Group, Inc.(a)*	8,600	92,020
j2 Global Communications, Inc.(a)*	10,400	288,288
Jupitermedia Corp.(a)*	7,800	51,636
Keynote Systems, Inc.*	2,850	38,247
Lionbridge Technologies, Inc.(a)*	12,600	64,134
Looksmart Ltd.*	4,300	16,469
MIVA, Inc.(a)*	6,600	25,344
Move, Inc.*	33,500	185,590
Napster, Inc.(a)*	100	414
Netflix, Inc.(a)*	14,400	333,936
NetRatings, Inc.*	6,900	143,520
Network Engines, Inc.(a)*	8,200	16,564
NIC, Inc.	13,500	72,360
Overstock.com, Inc.(a)*	5,100	84,660
PC-Tel, Inc.*	4,700	47,799
Perficient, Inc.(a)*	6,000	118,680
Priceline.com, Inc.*	8,400	447,384
Quovadx, Inc.*	4,000	10,200
Real Networks, Inc.(a)*	33,100	259,835
RightNow Technologies, Inc.(a)*	15,000	245,700
S1 Corp.*	19,500	117,000
SafeNet, Inc.*	5,772	163,348
Selectica, Inc.*	3,600	6,984
SonicWALL, Inc.*	22,100	184,756
Stamps.com, Inc.(a)*	4,650	66,820
TheStreet.com, Inc.(a)	5,500	67,375
Think Partnership, Inc.*	26,800	64,856
Travelzoo, Inc.(a)*	3,100	113,987
Tumbleweed Communications Corp.*	21,900	67,014
United Online, Inc.(a)	31,650	444,049
ValueClick, Inc.*	16,000	418,080
Varsity Group, Inc.(a)*	3,000	4,560
Vignette, Corp.*	6,010	111,606
Vocus, Inc.*	5,900	118,767
Web.com, Inc.*	2,600	11,388
WebEx Communications, Inc.*	9,000	511,740
webMethods, Inc.*	26,900	193,411
Websense, Inc.*	9,400	216,106
WebSideStory, Inc.(a)*	3,800	49,210
Xanadoo Co.*	10	2,475
Zix Corp.(a)*	5,500	9,955
		9,222,338
Leisure — 1.5%
Aldila, Inc.(a)	1,000	16,360
Ambassadors Group, Inc.	4,000	132,960
Ameristar Casinos, Inc.(a)	11,100	356,421
Bally Technologies, Inc.(a)*	10,900	257,022
Bally Total Fitness Holding Corp.*	8,700	5,307
Bluegreen Corp.(a)*	5,500	62,095
Carmike Cinemas, Inc.(a)	2,800	64,960
Churchill Downs, Inc.	2,300	104,397
Dover Downs Gaming & Entertainment, Inc.	2,700	34,776
Dover Motorsports, Inc.(a)	3,600	18,900
Escala Group, Inc.(a)*	6,900	27,807
Escalade, Inc.(a)	1,950	18,408
GameTech International, Inc.*	2,100	25,662
Gaming Partners International Corp.(a)	1,300	23,660
Gaylord Entertainment Co.*	4,322	228,504
Great Wolf Resorts, Inc.*	1,800	23,814
ILX Resorts, Inc.(a)	900	8,370
Interstate Hotels & Resorts, Inc.*	7,500	47,325
Isle of Capri Casinos, Inc.(a)*	7,600	194,712
Johnson Outdoors, Inc., Class A*	1,000	18,420
K2, Inc.*	10,900	131,781
Lakes Entertainment, Inc.(a)*	4,300	47,945
Life Time Fitness, Inc.(a)*	6,700	344,447
Magna Entertainment Corp., Class A(a)*	2,000	7,280
Marine Products Corp.(a)	8,400	80,388
Monarch Casino & Resort, Inc.*	4,000	104,000
MTR Gaming Group, Inc.*	5,200	68,016
Multimedia Games, Inc.(a)*	5,200	61,880
Nevada Gold & Casinos, Inc.(a)*	2,000	4,020
Pinnacle Entertainment, Inc.*	8,200	238,374
PokerTek, Inc.(a)	1,700	16,864
Progressive Gaming International Corp.(a)*	6,900	31,050
Red Lion Hotels Corp.*	4,200	52,248
Shuffle Master, Inc.(a)*	6,262	114,282
Silverleaf Resorts, Inc.	7,000	32,480
Six Flags, Inc.(a)*	21,800	131,018
Speedway Motorsports, Inc.(a)	3,400	131,750
Sunterra Corp.*	4,650	73,005
The Marcus Corp.	4,500	104,670
Topps Co., Inc.	8,000	77,760
Trump Entertainment Resorts, Inc.(a)*	6,155	111,221
Vail Resorts, Inc.(a)*	8,200	445,506
VCG Holding Corp.(a)	1,200	11,352
WMS Industries, Inc.(a)*	6,700	262,908
		4,354,125
Machinery — 2.0%
Alamo Group, Inc.	2,000	46,420
Albany International Corp., Class A	5,300	190,482
Applied Industrial Technologies, Inc.	8,925	219,019
Astec Industries, Inc.*	4,000	161,000
Baldor Electric Co.	9,400	354,756
Baldwin Technology Co.*	2,900	14,500
CARBO Ceramics, Inc.(a)	5,350	249,042
Cascade Corp.	2,800	167,664
Cherokee International Corp.(a)*	3,500	19,740
Columbus McKinnon Corp.*	3,900	87,321
Dril-Quip, Inc.*	8,200	354,896
Flotek Industries, Inc.(a)*	1,600	45,600
Flow International Corp.(a)*	8,000	85,920
FSI International, Inc.*	6,300	28,161
Gardner Denver, Inc.*	4,000	139,400
Gehl Co.(a)*	2,400	60,912
Gerber Scientific, Inc.*	5,000	53,050
Global Power Equipment Group, Inc.(a)*	11,450	19,351
Gulf Islands Fabrication, Inc.(a)	2,600	69,524
Hardinge, Inc.	1,100	28,776
Intevac, Inc.(a)*	6,783	178,868
Kadant, Inc.*	1,800	45,648
Kennametal, Inc.	300	20,283
Key Technology, Inc.	1,200	18,960
Kulicke and Soffa Industries, Inc.*	12,000	111,000
Lindsay Manufacturing Co.(a)	2,500	79,475
Lone Star Technologies, Inc.*	6,200	409,386
Lufkin Industries, Inc.	3,100	174,158
Milacron, Inc.(a)*	7,986	5,271
Powell Industries, Inc.*	2,300	73,600

	SHARES	VALUE
COMMON STOCKS (Continued)
Machinery (Continued)
Presstek, Inc.(a)*	7,800	47,190
Regal-Beloit Corp.(a)	6,100	282,918
Robbins & Myers, Inc.	8,300	309,507
Rofin-Sinar Technologies, Inc.*	2,600	153,868
SatCon Technology Corp.(a)*	6,900	8,970
Sauer-Danfoss, Inc.	10,000	301,000
Semitool, Inc.(a)*	6,400	83,200
Tecumseh Products Co., Class A(a)*	2,100	21,147
Tennant Co.	3,500	110,215
The Middleby Corp.(a)*	1,500	197,760
TurboChef Technologies, Inc.(a)*	5,800	88,276
Twin Disc, Inc.	1,100	46,970
Universal Compression Holdings, Inc.*	5,700	385,776
Woodward Governor Co.	7,500	308,775
		5,857,755
Manufacturing — 1.4%
Amtech Systems, Inc.*	1,200	8,736
AptarGroup, Inc.	1,800	120,474
Ballantyne of Omaha, Inc.*	2,500	12,750
Blount International, Inc.(a)*	10,400	129,480
Bolt Technology Corp.(a)*	1,000	34,290
Briggs & Stratton Corp.(a)	10,900	336,265
Charles & Colvard Ltd.(a)	4,337	27,236
CLARCOR, Inc.	11,300	359,340
Cognex Corp.(a)	10,000	216,700
Core Molding Technologies, Inc.*	2,200	17,160
Cycle Country Accessories Corp.(a)*	1,000	2,200
EFJ, Inc.(a)*	8,900	47,526
Encore Wire Corp.(a)	4,400	111,408
Fedders Corp.(a)*	6,600	5,940
Friedman Industries	700	6,468
Hawk Corp., Class A*	900	8,910
iRobot Corp.(a)	5,000	65,350
JAKKS Pacific, Inc.(a)*	5,500	131,450
Lakeland Industries, Inc.(a)*	440	6,160
Lennox International, Inc.	11,100	396,270
MFRI, Inc.(a)*	1,000	18,540
Nanophase Technologies Corp.(a)*	4,200	24,654
Nordson Corp.	6,900	320,574
Portec Rail Products, Inc.	900	9,144
Quanex Corp.	8,125	344,094
Quixote Corp.	1,900	38,000
Smith & Wesson Holding Corp.(a)*	7,400	96,866
SonoSite, Inc.(a)*	3,400	96,084
Steinway Musical Instruments, Inc.	900	29,043
Sun Hydraulics Corp.(a)	2,800	74,844
Superior Essex, Inc.*	4,284	148,526
The Gorman-Rupp Co.(a)	2,500	80,075
TTM Technologies, Inc.(a)*	21,600	206,064
Varian, Inc.*	6,300	367,038
Wabtec Corp.	9,800	338,002
		4,235,661
Metals & Mining — 1.7%
A.M. Castle & Co.	3,700	108,632
Alpha Natural Resources, Inc.(a)*	6,300	98,469
AMCOL International Corp.(a)	5,900	174,935
Brush Engineered Materials, Inc.*	5,600	271,432
Century Aluminum Co.*	6,500	304,720
CIRCOR International, Inc.	3,400	121,380
Cleveland-Cliffs, Inc.(a)	7,200	460,872
Coeur d’Alene Mines Corp.(a)*	61,200	251,532
Compass Minerals International, Inc.(a)	6,300	210,420
Empire Resources, Inc.(a)	1,300	14,534
Gibraltar Industries, Inc.	6,000	135,720
Hecla Mining Co.(a)*	26,300	238,278
Kaiser Aluminum Corp.(a)	4,533	353,574
Kaydon Corp.(a)	6,200	263,872
Liquidmetal Technologies, Inc.(a)*	500	485
Metal Management, Inc.	10,100	466,620
Mines Management, Inc.(a)*	2,000	9,800
Mueller Industries, Inc.	7,800	234,780
NN, Inc.	3,000	37,470
North American Galvanizing & Coatings, Inc.*	1,600	8,192
Royal Gold, Inc.(a)	4,400	132,440
RTI International Metals, Inc.*	4,200	382,242
Stillwater Mining Co.(a)*	19,200	243,648
USEC, Inc.(a)*	18,300	297,375
Westmoreland Coal Co.(a)*	2,000	40,300
Wolverine Tube, Inc.(a)*	2,500	5,800
		4,867,522
Multimedia — 0.5%
Emmis Communications Corp., Class A(a)	9,900	83,556
Gemstar-TV Guide International, Inc.*	107,364	449,855
Image Entertainment, Inc.(a)*	3,800	15,922
LodgeNet Entertainment Corp.*	6,600	202,752
Macrovision Corp.(a)*	10,900	273,045
Martha Stewart Living Omnimedia, Inc., Class A(a)	5,600	95,256
Media General, Inc., Class A	4,600	175,536
PlanetOut, Inc.(a)*	5,000	17,000
Schawk, Inc.(a)	5,600	101,416
Triple Crown Media, Inc.*	730	6,125
Young Broadcasting, Inc., Class A*	3,800	15,352
		1,435,815
Office Equipment — 0.2%
Global Imaging Systems, Inc.*	10,900	212,550
IKON Office Solutions, Inc.	28,000	402,360
Marlin Business Services, Inc.(a)*	2,600	56,888
TRM Corp.(a)*	3,750	10,463
		682,261
Office Furnishings & Supplies — 0.4%
Aaron Rents, Inc.	9,600	253,824
Acco Brands Corp.*	11,200	269,808
Ennis Business Forms, Inc.	5,200	139,152
Interface, Inc.	11,877	189,913
Knoll, Inc.	8,400	200,172
Standard Register Co.(a)	4,600	58,190
		1,111,059
Oil & Gas — 4.5%
Abraxas Petroleum Corp.(a)*	8,400	27,300
Allis-Chalmers Energy, Inc.(a)*	7,500	118,125
American Oil & Gas, Inc.(a)*	8,100	43,983
Aquila, Inc.*	74,100	309,738
Arena Resources, Inc.(a)*	3,100	155,372
Atlas America, Inc.*	4,893	276,406
ATP Oil & Gas Corp.(a)*	5,900	221,840
Atwood Oceanics, Inc.(a)*	6,200	363,878
Berry Petroleum Co., Class A	8,900	272,874
Bois d’Arc Energy, Inc.	2,200	29,106
Boots & Coots International Well Control, Inc.(a)*	12,900	35,733
Brigham Exploration Co.*	11,000	68,420
Callon Petroleum Co.*	3,700	50,209
Carrizo Oil & Gas, Inc.(a)*	5,700	199,272
Cheniere Energy, Inc.(a)*	6,400	199,360
Clayton Williams Energy, Inc.*	2,100	59,577

	SHARES	VALUE
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Complete Production Services, Inc.	15,500	308,605
Comstock Resources, Inc.*	9,500	260,110
Contango Oil & Gas Co.(a)*	3,500	76,825
Dawson Geophysical Co.*	1,100	54,483
Delta Natural Gas, Inc.(a)	200	5,000
Delta Petroleum Corp.(a)*	18,480	424,301
Dune Energy, Inc.(a)*	11,800	22,892
Edge Petroleum Corp.(a)*	3,100	38,812
Encore Aquisition Co.*	11,050	267,299
Endeavor International Corp.*	31,350	64,267
Energy Partners Ltd.(a)*	6,800	123,420
Energy West, Inc.	200	2,850
EnergySouth, Inc.(a)	900	37,737
ENGlobal Corp.(a)*	10,800	59,940
EXCO Resources, Inc.	9,700	160,826
FX Energy, Inc.(a)*	8,650	65,567
Gasco Energy, Inc.(a)*	16,000	39,040
Giant Industries, Inc.*	2,600	196,690
Goodrich Petroleum Corp.(a)*	5,500	184,965
Grey Wolf, Inc.(a)*	42,400	284,080
Gulfport Energy Corp.(a)*	6,800	90,848
Hanover Compressor Co.(a)*	7,000	155,750
Harvest Natural Resources, Inc.(a)*	7,500	73,050
Hornbeck Offshore Services, Inc.(a)*	5,800	166,170
Houston Amern Energy Corp.(a)	8,700	50,199
Houston Exploration Co.*	4,900	264,355
Hydril Co.*	3,100	298,344
Infinity, Inc.(a)*	2,300	7,797
Key Energy Services, Inc.*	14,400	235,440
Mariner Energy, Inc.	19,000	363,470
Markwest Hydrocarbon, Inc.(a)	2,410	149,420
Matrix Service Co.*	7,400	149,702
McMoRan Exploration Co.(a)*	5,700	78,147
Metretek Technologies, Inc.(a)*	2,400	32,016
Mitcham Industries, Inc.(a)*	1,800	26,370
NATCO Group, Inc., Class A*	3,200	109,184
Natural Gas Services Group(a)*	2,500	35,425
New Jersey Resources Corp.	5,250	262,762
Newpark Resources, Inc.*	18,800	132,540
Oceaneering International, Inc.*	10,600	446,472
Oil States International, Inc.*	8,900	285,601
OMNI Energy Services Corp.(a)*	2,800	28,504
Parallel Petroleum Corp.(a)*	6,800	156,060
Parker Drilling Co.*	24,000	225,360
Penn Virginia Corp.	4,100	300,940
Petrohawk Energy Corp.(a)*	27,556	362,913
Petroleum Development Corp.*	2,800	149,996
PetroQuest Energy, Inc.(a)*	10,000	116,900
Piedmont Natural Gas Co., Inc.(a)	2,600	68,588
Pioneer Drilling Co.*	10,400	131,976
Quest Resource Corp.*	3,800	34,846
RGC Resources, Inc.	200	5,670
RPC, Inc.(a)	47,850	797,181
SEACOR Holdings, Inc.*	3,273	322,063
SEMCO Energy, Inc.*	7,800	59,436
South Jersey Industries, Inc.(a)	6,400	243,520
St. Mary Land & Exploration Co.	2,500	91,700
Stone Energy Corp.*	4,537	134,704
SulphCo, Inc.(a)*	13,800	47,196
Superior Energy Services, Inc.	858	29,575
Superior Well Services, Inc.	1,300	29,705
Swift Energy Co.*	5,800	242,266
The Exploration Co. of Delaware(a)	7,300	79,205
The Meridian Resource Corp.*	18,700	45,067
Toreador Resources Corp.(a)	3,300	59,895
Transmeridian Exploration, Inc.(a)*	42,400	121,264
Tri-Valley Corp.(a)*	4,600	34,086
Trico Marine Services, Inc.(a)*	2,600	96,876
VAALCO Energy, Inc.(a)*	22,100	114,478
W-H Energy Services, Inc.*	5,700	266,418
Warren Resources, Inc.(a)*	6,500	84,695
Westside Energy Corp.	4,700	11,985
Whiting Petroleum Corp.*	8,100	319,221
		13,334,253
Paper & Related Products — 0.1%
Bowater, Inc.(a)	9,200	219,144
Potlatch Corp.(a)*	435	19,914
Xerium Technologies, Inc.	7,200	57,744
		296,802
Personal Care — 0.3%
Chattem, Inc.(a)*	3,400	200,396
Elizabeth Arden, Inc.*	10,900	237,838
Nature’s Sunshine Products, Inc.	2,700	31,752
Nu Skin Enterprises, Inc., Class A	14,700	242,844
Revlon, Inc., Class A(a)*	93,549	100,097
		812,927
Photo Equipment & Supplies — 0.0%
American Science & Engineering, Inc.(a)*	2,000	105,340
Concord Camera Corp.	540	2,522
		107,862
Printing — 0.3%
Cenveo, Inc.(a)*	18,900	459,270
Champion Industries Inc/WV	2,100	17,346
Consolidated Graphics, Inc.*	2,200	162,910
Valassis Communications, Inc.*	10,500	180,495
		820,021
Publishing — 0.5%
Document Security Systems, Inc.(a)*	2,400	25,992
Journal Register Co.(a)	16,900	100,724
Lee Enterprises, Inc.	8,300	249,415
Marvel Entertainment, Inc.(a)*	16,500	457,875
Playboy Enterprises, Inc., Class B(a)*	5,900	60,711
PRIMEDIA, Inc.*	58,100	154,546
ProQuest Co.(a)*	6,300	56,700
Scholastic Corp.*	9,500	295,450
Sun-Times Media Group, Inc., Class A(a)	25,000	124,000
		1,525,413
Real Estate — 0.2%
Avatar Holdings, Inc.(a)*	1,100	78,584
California Coastal Communities, Inc.(a)*	1,800	36,522
Consolidated-Tomoka Land Co.(a)	1,100	82,995
Emeritus Corp.(a)*	3,500	118,125
Grubb & Ellis Co.*	5,200	61,100
Lodgian, Inc.*	7,500	100,200
Tejon Ranch Co.(a)*	3,300	156,090
United Capital Corp.*	1,250	42,638
ZipRealty, Inc.(a)*	700	4,956
		681,210
Restaurants — 1.9%
AFC Enterprises, Inc.(a)*	5,600	112,280
Applebee’s International, Inc.	13,375	331,432
Benihana, Inc., Class A*	2,300	65,182
BJ’s Restaurants, Inc.(a)*	4,800	101,424
Bob Evans Farms, Inc.	7,400	273,430
Buca, Inc.(a)*	4,300	23,650
California Pizza Kitchen, Inc.(a)*	3,900	128,271
CBRL Group, Inc.(a)	6,200	287,060

	SHARES	VALUE
COMMON STOCKS (Continued)
Restaurants (Continued)
CEC Entertainment, Inc.*	6,650	276,241
Champps Entertainment, Inc.*	2,200	12,452
CKE Restaurants, Inc.	15,300	288,558
Domino’s Pizza, Inc.	12,400	402,628
Famous Dave’s of America, Inc.*	2,145	38,760
IHOP Corp.(a)	3,200	187,680
J. Alexander’s Corp.	800	8,840
Jack in the Box, Inc.*	6,800	470,084
Krispy Kreme Doughnuts, Inc.*	13,000	132,470
Landry’s Seafood Restaurants, Inc.(a)	4,400	130,240
Luby’s, Inc.*	5,200	50,804
McCormick & Schmick’s Seafood Restaurants, Inc.*	2,800	75,068
O’ Charley’s, Inc.*	4,200	81,018
P.F. Chang’s China Bistro, Inc.(a)*	9,600	402,048
Papa John’s International, Inc.(a)*	13,400	393,960
RARE Hospitality International, Inc.*	7,109	213,910
Red Robin Gourmet Burgers, Inc.*	3,300	128,106
Rubio’s Restaurants, Inc.(a)*	1,700	19,414
Ruby Tuesday, Inc.(a)	12,900	368,940
Sonic Corp.*	14,575	324,731
Texas Roadhouse, Inc., Class A(a)*	3,300	47,025
The Steak n Shake Co.*	5,600	93,912
		5,469,618
Retail - Food — 0.5%
Calavo Growers, Inc.	1,000	11,620
Ingles Markets, Inc.	2,600	106,184
Pathmark Stores, Inc.*	10,900	139,520
Ruddick Corp.	9,500	285,760
Smart & Final, Inc.*	9,400	204,638
The Great Atlantic & Pacific Tea Co., Inc.(a)*	9,100	301,938
Weis Markets, Inc.	5,400	241,380
Wild Oats Markets, Inc.(a)*	5,400	98,280
		1,389,320
Retail - General — 0.5%
99 Cents Only Stores(a)*	15,300	225,369
Casey’s General Stores, Inc.	11,074	276,961
dELiA*s, Inc.(a)*	5,186	47,607
Duckwall-ALCO Stores, Inc.(a)*	200	8,210
Fred’s, Inc.(a)	8,787	129,169
Kirklands, Inc.(a)*	3,500	17,395
Longs Drug Stores Corp.	7,100	366,644
PriceSmart, Inc.(a)*	6,250	96,000
RedEnvelope, Inc.(a)*	1,100	8,866
Retail Ventures, Inc.(a)*	10,400	218,920
The Pantry, Inc.*	4,100	185,402
		1,580,543
Retail - Specialty — 4.5%
A.C. Moore Arts & Crafts, Inc.(a)*	4,000	85,360
Aeropostale, Inc.*	10,850	436,496
America’s Car-Mart, Inc.(a)*	2,350	31,396
American Greetings Corp., Class A(a)	15,500	359,755
Bakers Footwear Group, Inc.*	400	3,632
bebe stores, inc.(a)	18,300	318,054
Big 5 Sporting Goods Corp.	4,800	124,416
Blair Corp.(a)	752	31,576
Blockbuster, Inc., Class A(a)*	33,800	217,672
Blockbuster, Inc., Class B*	20,900	125,400
Books-A-Million, Inc.	3,300	46,992
Borders Group, Inc.(a)	12,900	263,418
Brown Shoe Co., Inc.*	6,300	264,600
Cabela’s, Inc., Class A*	13,000	322,530
Cache, Inc.*	2,800	49,700
Callaway Golf Co.(a)	15,200	239,552
Casual Male Retail Group, Inc.(a)*	8,600	101,738
Charlotte Russe Holding, Inc.*	5,500	158,785
Children’s Place Retail Stores, Inc.*	6,000	334,560
Christopher & Banks Corp.(a)	7,637	148,692
Citi Trends, Inc.(a)	3,000	128,220
Collegiate Pacific, Inc.	4,400	34,320
Conn’s, Inc.(a)*	4,400	108,900
Cost Plus, Inc.(a)*	3,697	36,970
Deb Shops, Inc.(a)	2,836	76,799
Design Within Reach, Inc.(a)*	2,300	13,202
DSW, Inc., Class A(a)*	3,200	135,072
Finlay Enterprises, Inc.*	1,200	6,972
First Cash Financial Services, Inc.*	6,200	138,136
Footstar, Inc.*	1,400	11,956
Friedman’s, Inc., Class A(b)	1,600	—
Gander Mountain Co.(a)*	3,800	42,408
Genesco, Inc.(a)*	4,900	203,497
Gottschalks, Inc.*	2,200	31,394
Group 1 Automotive, Inc.	4,900	194,873
GTSI Corp.(a)*	2,500	27,500
Guitar Center, Inc.(a)*	6,500	293,280
Hancock Fabrics, Inc.(a)*	3,000	5,100
Haverty Furniture Cos., Inc.	4,200	58,800
Hibbett Sports, Inc.*	7,150	204,419
Hot Topic, Inc.*	9,675	107,393
Jo-Ann Stores, Inc.(a)*	5,100	138,975
Jos. A. Bank Clothiers, Inc.(a)*	3,475	122,841
K-Swiss, Inc., Class A(a)	5,700	154,014
Kenneth Cole Productions, Inc., Class A	2,300	59,041
La-Z-Boy, Inc.(a)	9,900	122,562
Lenox Group, Inc.(a)*	3,700	24,346
MarineMax, Inc.(a)*	3,300	76,494
Mothers Work, Inc.(a)*	400	13,256
Movado Group, Inc.	9,800	288,610
Movie Gallery, Inc.(a)*	10,146	45,606
Movie Star, Inc.*	3,600	8,496
Pacific Sunwear of California, Inc.*	15,275	318,178
Payless ShoeSource, Inc.*	13,300	441,560
PC Connection, Inc.(a)*	5,000	71,500
PC Mall, Inc.(a)*	2,200	21,934
Pep Boys - Manny, Moe & Jack(a)	10,900	208,081
Pier 1 Imports, Inc.(a)	16,400	113,324
R.G. Barry Corp.*	1,900	19,798
RC2 Corp.*	4,400	177,716
Regis Corp.	3,900	157,443
Rex Stores Corp.*	1,575	25,767
Rocky Brands, Inc.(a)*	1,000	11,400
School Specialty, Inc.*	4,400	158,884
Select Comfort Corp.(a)*	10,750	191,350
Sharper Image Corp.(a)*	2,400	26,520
Shoe Carnival, Inc.*	3,000	99,900
Sonic Automotive, Inc., Class A	6,700	190,950
Sotheby’s Holdings, Inc., Class A	21,400	951,872
Stage Stores, Inc.	9,300	216,783
Stein Mart, Inc.	9,630	157,162
Systemax, Inc.(a)*	6,600	123,618
Tandy Leather Factory, Inc.(a)*	2,200	15,840
The Bombay Co., Inc.(a)*	6,300	7,686
The Bon-Ton Stores, Inc.(a)	2,600	146,224
The Boyds Collection Ltd.(b)(c)*	10,600	5,300
The Buckle, Inc.(a)	5,850	208,845
The Cato Corp., Class A	6,100	142,679
The Dress Barn, Inc.*	13,600	283,016

	SHARES	VALUE
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
The Gymboree Corp.*	6,600	264,462
The Men’s Wearhouse, Inc.	7,500	352,875
The Nautilus Group, Inc.(a)	16,200	249,966
The Talbots, Inc.(a)	11,300	266,906
Transport World Entertainment Corp.*	5,400	30,672
Tuesday Morning Corp.(a)	8,700	129,108
Tween Brands, Inc.*	6,200	221,464
Tweeter Home Entertainment Group, Inc.(a)*	4,200	6,804
United Retail Group, Inc.*	2,200	26,444
West Marine, Inc.(a)*	4,300	78,303
Wet Seal, Inc.(a)*	36,675	240,221
Wilsons The Leather Experts, Inc.(a)*	9,950	14,925
Zale Corp.*	9,200	242,696
Zumiez, Inc.(a)*	2,200	88,264
		13,284,216
Steel — 0.8%
AK Steel Holding Corp.*	22,000	514,580
Chaparral Steel Co.	8,000	465,360
Material Sciences Corp.*	2,900	28,942
Northwest Pipe Co.	1,100	43,813
Olympic Steel, Inc.(a)	1,200	37,188
Omega Flex, Inc.(a)	1,500	33,855
Ryerson Tull, Inc.(a)	9,299	368,426
Schnitzer Steel Industries, Inc., Class A(a)	4,750	190,808
Shiloh Industries, Inc.(a)	3,600	40,608
Steel Technologies, Inc.	1,900	56,202
Universal Stainless & Alloy Products, Inc.(a)	1,400	66,458
Valmont Industries, Inc.(a)	5,000	289,150
Worthington Industries, Inc.(a)	17,800	366,324
		2,501,714
Telecommunications — 2.6%
ADTRAN, Inc.	15,600	379,860
Alaska Communications Systems Group, Inc.(a)	8,600	126,850
Anaren Microwave, Inc.*	3,900	68,679
APAC Telecommunications Corp.(a)*	11,000	51,590
Aware, Inc.(a)*	4,900	30,380
Axesstel, Inc.(a)*	4,200	7,686
Boston Communications Group, Inc.(a)*	3,200	5,760
C-Cor.net Corp.*	14,300	198,198
CallWave, Inc.(a)*	4,600	13,156
Carrier Access Corp.*	7,100	36,281
Cbeyond, Inc.	500	14,665
CellStar Corp.(a)*	2,300	5,865
Centennial Communications Corp., Class A(a)	24,548	202,030
Ciena Corp.(a)*	6,414	179,271
Cincinnati Bell, Inc.*	54,400	255,680
Citizens Communications Co.	2,918	43,624
CommScope, Inc.*	10,400	446,160
Comtech Telecommunications Corp.*	4,325	167,507
Consolidated Communications Holdings, Inc.(a)	5,100	101,439
CPI International, Inc.	3,600	69,192
CT Communications, Inc.(a)	4,126	99,437
D&E Communications, Inc.	2,900	38,628
Ditech Networks, Inc.*	6,000	48,720
Dobson Communications Corp., Class A*	40,500	347,895
EMS Technologies, Inc.*	2,600	50,102
Eschelon Telecom, Inc.*	1,300	37,570
FairPoint Communications, Inc.(a)	300	5,763
FiberTower Corp.(a)*	29,600	153,624
General Communication, Inc., Class A*	10,800	151,200
Glenayre Technologies, Inc.*	17,850	38,735
GlobeTel Communications Corp.*	15,500	4,030
GulfMark Offshore, Inc.*	4,800	209,520
Harmonic, Inc.*	15,700	154,174
Harris Stratex Networks, Inc.(a)*	9,725	186,623
Hickory Tech Corp.(a)	2,300	15,939
iBasis, Inc.*	7,000	76,930
IDT Corp.	1,900	21,432
IDT Corp., Class B(a)	17,900	203,165
InfoSpace, Inc.*	6,000	154,020
InterDigital Communication Corp.(a)*	4,000	126,680
Knology, Inc.(a)*	15,100	239,033
LCC International, Inc., Class A(a)*	5,900	24,839
Level 3 Communications, Inc.(a)*	23,334	142,337
Lightbridge, Inc.*	5,400	94,878
Loral Space & Communications, Inc.	4,400	223,872
Metro One Telecommunications, Inc.(a)*	1,025	2,204
MRV Communications, Inc.(a)*	37,600	133,480
NEON Communications, Inc.(a)	17,500	82,075
NMS Communications Corp.(a)*	9,600	17,280
Novatel Wireless, Inc.*	6,200	99,448
Outdoor Channel Holdings, Inc.(a)*	5,300	54,166
PAETEC Holding Corp.(a)	7,100	74,408
ParkerVision, Inc.(a)*	4,400	58,124
Path 1 Network Technologies, Inc.*	600	48
Plantronics, Inc.(a)	10,000	236,200
Powerwave Technologies, Inc.(a)*	20,515	116,730
Preformed Line Products Co.(a)	850	31,442
Premiere Global Services, Inc.*	14,800	166,056
Price Communications Corp.	11,225	224,500
Primus Telecommunications Group, Inc.(a)*	13,500	7,155
Radyne Corp.(a)*	4,200	38,304
RCN Corp.*	7,700	196,735
RELM Wireless Corp.(a)*	2,400	9,600
RF Micro Devices, Inc.(a)*	42,400	264,152
Rural Cellular Corp., Class A(a)*	5,700	68,172
Spherix, Inc.(a)*	3,000	7,260
SunCom Wireless Holdings, Inc., Class A(a)*	23,200	38,976
SureWest Communications(a)	3,708	92,218
Sycamore Networks, Inc.*	61,300	229,262
SymmetriCom, Inc.(a)*	9,284	77,057
Telular Corp.(a)*	3,600	12,816
Tollgrade Communications, Inc.*	2,200	27,632
USA Mobility, Inc.(a)	3,000	59,790
Westell Technologies, Inc., Class A*	11,100	24,087
Wireless Facilities, Inc.(a)*	15,500	20,150
Wireless Telecom Group, Inc.	5,200	12,688
XETA Technologies, Inc.*	1,300	4,004
		7,739,238
Textile & Apparel — 1.5%
Ashworth, Inc.*	2,900	21,953
Carter’s, Inc.(a)*	13,000	329,420
Charming Shoppes, Inc.*	27,100	350,945
Cherokee, Inc.(a)	700	30,142
Columbia Sportswear Co.(a)	750	46,733
Culp, Inc.*	1,500	10,620
Cutter & Buck, Inc.	2,291	27,148
Deckers Outdoor Corp.*	2,600	184,652
Delta Apparel, Inc.	1,100	19,140
DHB Industries, Inc.*	12,100	41,745
G & K Services, Inc., Class A	4,200	152,376
G-III Apparel Group Ltd.*	2,300	43,815

	SHARES	VALUE
COMMON STOCKS (Continued)
Textile & Apparel (Continued)
Hartmarx Corp.*	6,900	51,060
Iconix Brand Group, Inc.(a)*	11,500	234,600
Kellwood Co.	5,600	164,248
Maidenform Brands, Inc.*	5,600	129,192
Nexcen Brands, Inc.(a)	10,150	100,688
Oakley, Inc.(a)	15,100	304,114
Oxford Industries, Inc.	3,900	192,816
Perry Ellis International, Inc.*	3,000	95,970
Phoenix Footwear Group, Inc.(a)*	800	3,640
Quiksilver, Inc.*	36,900	428,040
Skechers U.S.A., Inc., Class A*	5,800	194,706
Steven Madden Ltd.	3,900	113,880
Stride Rite Corp.(a)	6,500	100,035
Superior Uniform Group, Inc.	1,100	14,102
Tag-It Pacific, Inc.*	2,600	3,510
Tandy Brands Accessories, Inc.(a)	1,300	17,069
Tarrant Apparel Group(a)*	5,200	9,672
The Dixie Group, Inc.*	2,300	27,669
The Finish Line, Inc., Class A	9,100	114,660
The Warnaco Group, Inc.*	10,100	286,840
True Religion Apparel, Inc.(a)*	4,000	64,960
Unifi, Inc.(a)*	9,400	27,072
Wolverine World Wide, Inc.	12,200	348,554
		4,285,786
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.	13,500	246,915

Tobacco — 0.1%
Alliance One International, Inc.*	21,200	195,676

Tools-Hand Held — 0.1%
Toro Co.	6,400	327,936

Transportation — 1.9%
ABX Air, Inc.*	12,800	87,680
AirNet Systems, Inc.(a)*	700	2,247
Alexander & Baldwin, Inc.	2,500	126,100
Arkansas Best Corp.(a)	5,300	188,415
Atlas Air Worldwide Holdings, Inc.(a)	4,200	221,466
Bristow Group, Inc.(a)*	5,200	189,540
Celadon Group, Inc.(a)*	4,500	75,150
Covenant Transport, Inc., Class A*	1,500	16,530
Dynamex, Inc.*	2,300	58,512
Eagle Bulk Shipping, Inc.(a)	15,000	290,850
EGL, Inc.*	9,900	392,337
Forward Air Corp.	6,850	225,228
Frozen Food Express Industries, Inc.	5,100	42,432
GATX Corp.	6,000	286,800
Genesee & Wyoming, Inc., Class A*	7,525	200,240
Greenbrier Companies, Inc.(a)	2,900	77,430
Heartland Express, Inc.	21,624	343,389
Hub Group, Inc., Class A*	14,400	417,456
Interpool, Inc.(a)	7,700	188,034
Kansas City Southern Industries, Inc.(a)*	11,315	402,588
Kirby Corp.*	10,000	349,800
Knight Transportation, Inc.(a)	18,000	320,760
Marten Transport Ltd.*	4,300	68,284
Old Dominion Freight Line, Inc.*	7,852	226,216
P.A.M. Transportation Services, Inc.*	1,400	28,868
PHI, Inc.(a)*	2,300	62,238
Quality Distribution, Inc.(a)*	3,600	31,140
Saia, Inc.*	2,100	49,875
Stonepath Group, Inc.*	3,500	665
Swift Transportation Co., Inc.*	680	21,189
TAL International Group, Inc.	5,400	129,600
Target Logistics, Inc.(a)	3,500	8,715
Universal Truckload Services, Inc.(a)*	3,300	79,893
USA Truck, Inc.(a)*	1,900	29,526
Werner Enterprises, Inc.(a)	16,275	295,717
		5,534,910
Utilities — 1.6%
Artesian Resources Corp., Class A	300	6,180
Avista Corp.	12,400	300,452
BIW Ltd.	200	3,530
Black Hills Corp.(a)	7,300	268,421
California Water Service Group(a)	4,300	164,776
Cascade Natural Gas Corp.	2,500	65,875
Central Vermont Public Service Corp.	2,500	72,050
CH Energy Group, Inc.(a)	2,700	131,463
Chesapeake Utilities Corp.	600	18,564
Cleco Corp.	12,400	320,292
Connecticut Water Service, Inc.	1,900	45,695
El Paso Electric Co.*	10,200	268,770
Empire District Electric Co.	6,300	156,240
FuelCell Energy, Inc.(a)*	11,200	88,032
Green Mountain Power Corp.	800	27,896
IDACORP, Inc.	9,000	304,560
MGE Energy, Inc.(a)	4,500	159,570
Middlesex Water Co.	2,299	42,279
Northwest Natural Gas Co.	6,800	310,556
NorthWestern Corp.	6,400	226,752
Otter Tail Power Co.(a)	7,214	247,008
PNM Resources, Inc.	6,150	198,645
SJW Corp.(a)	3,300	133,584
Southwest Gas Corp.	7,800	303,186
Southwest Water Co.(a)	4,608	66,447
The Laclede Group, Inc.	4,500	139,860
UIL Holdings Corp.	5,166	179,260
Unisource Energy Corp.	7,400	277,870
Unitil Corp.(a)	500	13,585
WGL Holdings, Inc.(a)	10,200	326,196
		4,867,594
Waste Management — 0.3%
American Ecology Corp.(a)	3,766	72,345
Casella Waste Systems, Inc., Class A*	4,800	46,848
Clean Harbors, Inc.(a)*	4,100	185,402
Darling International, Inc.*	17,800	115,700
Rentech, Inc.(a)*	43,300	135,962
Synagro Technologies, Inc.(a)	16,400	93,480
Waste Connections, Inc.*	6,975	208,831
Waste Industries USA, Inc.	2,800	76,916
		935,484
TOTAL COMMON STOCKS (Identified Cost $234,660,401)		295,099,346

WARRANTS — 0.0%
Health Care - Products — 0.0%
Caliper Life Sciences, Inc.*	404	788

TOTAL WARRANTS (Identified Cost $433)		788

SHORT-TERM INVESTMENTS — 1.0%
Other — 1.0%
SSgA Government Money Market Fund	1	1

	SHARES	VALUE
SHORT-TERM INVESTMENTS (Continued)
Other (Continued)
SSgA Money Market Fund	2,981,898	2,981,898
		2,981,899
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,981,899)		2,981,899
Total Investments — 100.9% (Identified Cost $237,642,733)#		298,082,033

Liabilities, Less Cash and Other Assets — (0.9%)		(2,616,833)
Net Assets — 100.0%		$295,465,200

(a)	All or a portion of security out on loan.
(b)	Bankrupt security/delisted.
(c)	Securities were fair valued by management. Total market value for such investments amounted to $5,381, which represents less than .002% of net assets.
*	Non-income producing security.
#

At March 31, 2007 the aggregate cost of investment securities for income tax purposes was 237, 642, 733. Net unrealized appreciation aggregated 60,439,300 of which 81,778,418 related to appreciated investment securities and 21,339,118 related to depreciated investment securities.

Portfolio Sectors (% of portfolio market value)

Non-Cyclical	23.1%	68,871,932
Industrials	17.1%	50,999,826
Cyclical	14.0%	41,604,074
Financials	13.7%	40,927,275
Communications	9.8%	29,177,034
Technology	8.4%	25,116,861
Basic Materials	5.0%	14,938,200
Energy	4.8%	14,199,831
Diversified	2.1%	6,146,921
Utilities	2.0%	6,100,079

Total	100.0%	298,082,033

SA International HBtM Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2007 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS — 99.4%
Australia — 4.3%
Amcor Ltd.	166,033	$1,015,876
APN News & Media Ltd.(a)	48,103	229,218
Australia & New Zealand Banking Group Ltd.	127,360	3,065,411
AWB Ltd.(a)	46,796	134,628
AXA Asia Pacific Holdings Ltd.	149,930	877,253
BHP Steel Ltd.(a)	137,580	1,170,695
Boral Ltd.	121,871	813,817
Brickworks Ltd.(a)	12,302	130,601
Challenger Financial Services Group Ltd.(a)	33,100	127,952
Commonwealth Bank of Australia	140,243	5,712,194
CSR Ltd.(a)	104,850	289,749
Downer EDI Ltd.(a)	58,459	323,099
Foster’s Group Ltd.	236,113	1,310,719
Futuris Corp., Ltd.(a)	52,639	92,143
Iluka Resources Ltd.(a)	35,028	167,198
Insurance Australia Group Ltd.(a)	109,355	519,321
John Fairfax Holdings Ltd.(a)	63,105	254,679
Mayne Nickless Ltd.(a)	94,973	279,387
National Australia Bank Ltd.	280,197	9,173,691
OneSteel Ltd.(a)	111,620	466,757
Origin Energy Ltd.	106,150	775,076
Pacific Brands Ltd.	30,073	74,819
PaperlinX Ltd.	21,463	72,531
Publishing & Broadcasting Ltd.	10,737	172,720
Qantas Airways Ltd.	532,584	2,265,931
Santos Ltd.	79,294	652,237
St. George Bank Ltd.(a)	12,044	341,909
Suncorp-Metway Ltd.	24,877	419,334
TABCORP Holdings Ltd.(a)	70,551	942,808
Washington H Soul Pattinson & Co., Ltd.	11,161	81,585
		31,953,338
Austria — 0.5%
Boehler-Uddeholm AG	3,212	309,293
Flughafen Wien AG*	630	61,768
OMV AG	16,399	1,034,095
Voest-Alpine Stahl AG	22,412	1,627,579
Wienerberger AG*	17,203	1,075,592
		4,108,327
Belgium — 1.4%
Ackermans & van Haaren NV	937	82,144
Banque Nationale de Belgique (BNB)	30	149,173
Bekaert NV	3,700	503,597
Cumerio	5,444	160,542
Cumerio-VVPR*	210	22
Delhaize Group	28,541	2,626,530
Dexia	175,514	5,243,926
Fortis	17,855	816,433
InBev NV	5,474	395,696
S.A. D’Ieteren NV	154	63,847
Solvay SA	1,349	207,550
Tessenderlo Chemie NV	2,800	136,008
Umicore*	210	20
		10,385,488
Bermuda — 0.1%
Great Eagle Holdings Ltd.	22,400	75,968
Kerry Properties Ltd.(a)	111,524	571,622
		647,590
Canada — 4.2%
AGF Management Ltd.(a)	6,100	181,746
Alcan, Inc.	80,679	4,211,347
Astral Media, Inc.	10,600	369,607
Atco Ltd., Class I	7,700	313,904
Barrick Gold Corp.(a)	75,200	2,148,571
BCE, Inc.(a)	72,230	2,045,546
Bombardier, Inc., Class B*	185,400	749,383
Canadian Pacific Railway Ltd.(a)	29,965	1,688,114
Canfor Corp.*	14,800	135,432
CanWest Global Communications Corp.*	11,800	113,200
Celestica, Inc.*	23,800	145,537
CGI Group, Inc.*	91,100	788,601
Corus Entertainment, Inc., Class B	4,500	171,936
Domtar Corp.*(a)	28,400	258,898
Emera, Inc.(a)	5,700	102,194
Empire Co., Ltd, Class A	7,800	271,298
EnCana Corp.(a)	44,286	2,243,302
Fairfax Financial Holdings Ltd.(a)	2,700	608,899
George Weston Ltd.(a)	10,500	645,993
Gerdau Ameristeel Corp.	14,600	173,240
Industrial Alliance Insurance and Financial Services, Inc.(a)	20,285	624,790
Magna International, Inc., Class A(a)	11,024	828,258
Manitoba Telecom Services, Inc.	2,300	92,966
Maple Leaf Foods, Inc.	5,800	71,739
MDS, Inc.	17,689	335,246
MI Developments, Inc., Class A(a)	2,400	89,847
National Bank of Canada	7,400	401,034
Nova Chemicals Corp.*	7,350	227,532
Onex Corp.	16,900	469,958
Petro-Canada	38,700	1,515,574
Power Corp. of Canada	5,600	180,595
Quebecor World, Inc.	11,600	146,295
Quebecor, Inc., Class B	4,900	164,268
Sherritt International Corp.	48,300	697,122
Sobeys, Inc.	6,900	218,449
Sun Life Financial, Inc.(a)	137,520	6,264,681
Torstar Corp., Class B(a)	4,700	80,351
TransAlta Corp.(a)	69,400	1,504,901
Transcontinental, Inc., Class A	5,300	98,240
West Fraser Timber Co., Ltd.	4,900	179,781
		31,558,375
Cayman Islands — 0.0%
China State Construction International Holdings Ltd.	30,222	22,626

Denmark — 1.3%
AP Moller - Maersk A/S*	247	2,580,098
Carlsberg A/S(a)	6,325	689,073
Codan A/S	5,320	503,197
Danisco A/S(a)	12,180	960,776
Danske Bank(a)	84,803	3,949,706
Jyske Bank A/S*	7,940	639,857
Sydbank(a)	7,400	398,446
Vestas Wind Systems*	5,600	314,090
		10,035,243
Finland — 1.3%
Fortum Corp.(a)	56,873	1,660,433
Huhtamaki Van Leer Oyj Series 1(a)	11,200	185,588
Kemira GrowHow Oyj	5,121	69,105
Kemira Oyj	24,100	552,446
Kesko Oyj(a)	19,100	1,019,986
Metsa-Serla Oyj Series B(a)	16,600	129,209
Oko Bank (OKO Osuuspankkien Keskuspankki Oyj)(a)	12,800	218,435
Outokumpu Oyj(a)	27,400	942,870
Rautaruukki Oyj(a)	22,100	1,031,228
Sampo Oyj, Class A(a)	15,100	458,825

	SHARES	VALUE
COMMON STOCKS (Continued)
Finland (Continued)
Stora Enso Oyj(a)	64,400	1,119,672
UPM-Kymmene Oyj(a)	81,000	2,065,843
		9,453,640
France — 10.4%
Accor SA(a)	5,800	554,930
Air France(a)	27,345	1,248,907
Assurances Generales de France(a)	15,711	2,634,262
Axa(a)	259,150	11,000,685
BNP Paribas SA(a)	157,621	16,482,644
Bongrain SA	1,018	95,630
Business Objects SA*(a)	9,675	352,597
Cap Gemini SA(a)	17,720	1,350,591
Casino Guichard-Perrachon SA(a)	4,781	483,267
Ciments Francais	2,017	425,806
CNP Assurances(a)	5,341	622,732
Compagnie de Saint-Gobain(a)	46,018	4,503,212
Compagnie Generele des Etablissements Michelin, Class B(a)	11,183	1,236,425
Credit Agricole SA(a)	89,565	3,496,504
Credit Industriel et Commercial	500	198,069
Faurecia*	2,942	205,781
France Telecom SA	134,090	3,545,395
Imerys SA(a)	800	74,360
Lafarge SA(a)	25,572	4,025,000
Lagardere S.C.A.(a)	3,574	275,512
Pinault-Printemps-Redoute SA(a)	14,410	2,307,045
PSA Peugoet Citroen	30,890	2,179,638
Remy Cointreau SA(a)	3,982	269,046
Renault SA(a)	33,276	3,896,268
Schneider Electric SA(a)	12,148	1,543,928
SCOR(a)	14,662	396,493
Societe BIC SA	1,858	130,084
Societe Generale(a)	11,521	1,993,358
Sodexho Alliance SA(a)	8,610	631,138
Suez SA(a)	42,726	2,255,958
Technip-Coflexip SA(a)	9,288	682,204
Thomson(a)	23,737	457,458
Valeo SA(a)	6,706	393,812
Vivendi Universal SA(a)	179,479	7,301,876
		77,250,615
Germany — 14.2%
Aareal Bank AG*	2,000	96,828
Allianz AG(a)	67,381	13,851,639
BASF AG	1,800	202,889
Bayerische Motoren Werke AG(a)	78,074	4,612,065
Bilfinger Berger AG	2,054	187,127
Commerzbank AG(a)	104,017	4,607,403
DaimlerChrysler AG(a)	238,124	19,553,888
Deutsche Bank AG(a)	86,194	11,624,424
Deutsche Lufthansa AG	44,510	1,210,198
Deutsche Telekom AG(a)	580,696	9,614,597
E. On AG(a)	103,294	14,060,447
GEA Group AG	18,322	507,720
Hannover Rueckversicherungs-AG*(a)	13,447	599,767
Hochtief AG	10,848	1,101,167
Hypo Real Estate Holding AG	6,500	415,009
Infineon Technologies AG*	140,994	2,196,788
Lanxess*(a)	5,343	275,540
Muenchener Rueckversicherungs-Gesellschaft AG(a)	50,969	8,630,495
Preussag AG	25,070	620,615
Suedzucker AG(a)	4,706	90,002
Thyssen Krupp AG(a)	75,636	3,746,805
Volkswagen AG(a)	53,293	8,018,336
		105,823,749
Greece — 0.4%
Alpha Bank A.E.	5,724	181,430
Bank of Greece	2,413	316,583
Coca-Cola Hellenic Bottling Company SA	27,026	1,138,555
Commercial Bank of Greece*	6,240	173,083
Hellenic Petroleum SA	24,460	349,373
Hellenic Telecommunications Organization SA*	22,270	609,975
		2,768,999
Hong Kong — 2.4%
Cathay Pacific Airways Ltd.(a)	32,000	80,678
Cheung Kong (Holdings) Ltd.(a)	332,000	4,202,155
China Travel International Investment Hong Kong Ltd.	110,000	51,384
China Unicom Ltd.	376,000	541,831
Hang Lung Development Co., Ltd.	174,000	616,832
Henderson Land Development Co., Ltd.(a)	159,000	927,897
Hongkong and Shanghai Hotels Ltd.	66,303	104,370
Hopewell Holdings Ltd.	107,000	413,550
Hutchison Whampoa Ltd.(a)	341,000	3,277,419
Hysan Development Co., Ltd.	141,040	382,663
MTR Corp.(a)	129,436	324,012
New Asia Realty & Trust Co., Ltd.	50,000	52,791
New World Development Co., Ltd.(a)	478,423	1,084,959
Shanghai Industrial Holdings Ltd.	46,000	106,202
Sino Land Co., Ltd.(a)	480,424	1,036,621
Sun Hung Kai Properties Ltd.	242,000	2,796,667
Tsim Sha Tsui Properties Ltd.	59,702	210,116
Wharf (Holdings) Ltd.	274,000	1,011,659
Wheelock and Co., Ltd.(a)	233,000	522,430
		17,744,236
Ireland — 1.8%
Allied Irish Banks Plc	66,521	1,975,028
Bank of Ireland	31,312	675,055
CRH Plc	123,241	5,271,027
Irish Life & Permanent Plc	200,834	5,519,639
		13,440,749
Italy — 2.7%
Banca Monte dei Paschi di Siena SpA(a)	190,583	1,195,415
Banca Popolare di Lodi*	42,955	672,142
Banca Popolare di Milano(a)	92,950	1,440,769
Banche Popolari Unite Scrl(a)	47,656	1,411,734
Benetton Group SpA(a)	15,382	249,331
Buzzi Unicem SpA(a)	14,055	427,824
C.I.R.-Compagnie Industriali Riunite SpA(a)	21,709	86,811
Caltagirone Editore SpA	14,478	120,921
Compagnia Assicuratrice Unipol SpA(a)	70,148	271,597
ERG SpA(a)	9,000	246,510
Fastweb(a)	7,010	448,227
Fiat SpA*(a)	74,800	1,887,709
Italcementi SpA(a)	10,703	320,924
Italmobiliare SpA	1,968	227,932
Milano Assicurazioni	25,000	216,157
SAI SpA	23,500	1,080,212
Societa’ Cattolica di Assicurazioni SpA(a)	1,516	91,602
Telecom Italia SpA(a)	1,724,050	4,922,768
UniCredito Italiano SpA*	495,467	4,691,477
		20,010,062
Japan — 11.9%
ADEKA Corp.(a)	6,000	69,510
Aichi Steel Corp.(a)	15,000	91,099

	SHARES	VALUE
COMMON STOCKS (Continued)
Japan (Continued)
Aisin Seiki Co., Ltd.	22,200	779,875
Ajinomoto Co., Inc.(a)	66,000	761,247
Amada Co., Ltd.(a)	51,000	584,332
Anritsu Corp.(a)	10,000	47,803
Aomori Bank Ltd.	6,000	24,905
Aoyama Trading Co., Ltd.(a)	8,500	270,404
Asahi Breweries Ltd.	45,100	725,037
Asahi Kasei Corp.(a)	14,000	102,173
Asahi National Broadcasting Co., Ltd.	109	219,734
ASATSU-DK, Inc.(a)	3,400	107,583
Autobacs Seven Co., Ltd.(a)	4,000	143,580
Awa Bank Ltd.	29,000	165,270
Bank of Kyoto Ltd.(a)	35,000	402,798
Bank of Nagoya Ltd.	22,000	132,114
CALSONIC KANSEI CORP.(a)	21,000	101,280
Canon Sales Co., Inc.	8,000	168,077
Central Glass Co., Ltd.(a)	26,000	176,260
Chiba Bank Ltd.	21,000	185,770
Chudenko Corp.(a)	5,700	96,968
Chugoku Bank Ltd.	26,000	342,568
Citizen Watch Co.	33,000	310,450
Coca-Cola West Japan Co., Ltd.(a)	8,000	173,861
COMSYS Holdings Corp.	9,000	96,840
Cosmo Oil Co., Ltd.(a)	83,000	348,760
Dai Nippon Printing Co., Ltd.(a)	123,000	1,939,710
Dai-Tokyo Fire and Marine Insurance Co., Ltd.(a)	13,900	97,187
DAIBIRU Corp.(a)	5,000	71,577
Daicel Chemical Industries Ltd.*(a)	24,000	164,335
Daihatsu Motor Co., Ltd.(a)	33,000	314,941
Dainippon Ink and Chemicals, Inc.	32,000	127,385
Daio Paper Corp.(a)	10,000	80,296
Daishi Bank Ltd.	40,000	169,778
Dowa Fire & Marine Insurance Co., Ltd.(a)	24,000	153,311
Eighteenth Bank Ltd.	8,000	37,494
Ezaki Glico Co., Ltd.	13,000	154,587
Fuji Electric Co., Ltd.(a)	32,000	148,888
Fuji Heavy Industries Ltd.(a)	87,000	452,890
Fuji Photo Film	95,000	3,894,867
Fukuyama Transporting Co., Ltd.(a)	17,000	68,975
Futaba Industrial Co., Ltd.(a)	7,300	177,587
Glory Ltd.	8,700	169,834
Gunma Bank Ltd.	52,000	369,328
GUNZE Ltd.(a)	29,000	168,970
Hachijuni Bank Ltd.(a)	68,000	474,291
Hankyu Department Stores, Inc.(a)	18,000	167,499
Heiwa Corp.(a)	4,000	49,539
Higo Bank Ltd.(a)	29,000	197,831
Hiroshima Bank Ltd.(a)	26,000	143,529
Hitachi Cable Ltd.(a)	25,000	142,687
Hitachi Kokusai Electric, Inc.(a)	9,000	104,648
Hitachi Ltd.(a)	587,000	4,563,586
Hitachi Maxell Ltd.(a)	5,000	68,600
Hitachi Software Engineering Co., Ltd.	4,200	87,526
Hitachi Transport System Ltd.	12,000	137,694
Hokkoku Bank Ltd.(a)	38,000	166,461
Hokuetsu Paper Mills Ltd.(a)	13,000	67,010
House Foods Corp.(a)	9,800	167,550
Hyakugo Bank Ltd.	31,000	199,609
Hyakujushi Bank Ltd.	35,000	212,266
INPEX Holdings, Inc.	1	8,676
Itoham Foods, Inc.(a)	13,000	59,601
Iyo Bank Ltd.	34,000	342,415
Japan Airport Terminal Co., Ltd.	5,000	73,108
Joyo Bank Ltd.(a)	110,000	688,640
JSAT Corp.(b)(c)	7	16,374
Juroku Bank Ltd.	33,000	187,785
Kadokawa Holdings, Inc.(a)	1,100	36,023
Kagoshima Bank Co., Ltd.	22,000	160,558
Kamigumi Co., Ltd.(a)	37,000	319,126
Kandenko Co., Ltd.(a)	14,000	96,338
Kanto Auto Works Ltd.(a)	4,900	62,310
Katokichi Co., Ltd.(a)	13,500	85,089
Keiyo Bank	24,000	155,965
Kikkoman Corp.(a)	16,000	205,503
Kinden Corp.(a)	23,000	206,788
Kirin Brewery Co., Ltd.(a)	81,000	1,172,645
Kissei Pharmaceutical Co., Ltd.(a)	4,000	69,238
Kokusai Securities Co., Ltd.(a)	28,800	329,731
Kokuyo Co., Ltd.(a)	11,000	145,868
Komori Corp.	8,000	186,790
Kuraray Co., Ltd.(a)	49,000	530,575
Kureha Chemical Industry Co., Ltd.	17,000	85,604
Kyocera Corp.(a)	21,700	2,050,670
Kyorin Co., Ltd.(a)	11,000	140,067
Kyowa Hakko Kogyo Co., Ltd.(a)	41,000	380,130
Mabuchi Motor Co., Ltd.(a)	2,300	142,619
Maeda Corp.(a)	13,000	47,438
Makita Corp.(a)	11,000	408,880
Marubeni Corp.(a)	120,000	730,830
Marui Co., Ltd.*(a)	22,000	270,404
Maruichi Steel Tube Ltd.(a)	8,000	249,054
Matsushita Electric Industrial Co., Ltd.(a)	355,000	7,171,565
Matsushita Electric Works Ltd.	53,000	609,050
Meiji Seika Kaisha Ltd.(a)	47,000	218,679
Millea Holdings, Inc.	103,000	3,819,844
Mitsubishi Heavy Industries Ltd.(a)	545,000	3,532,429
Mitsubishi Logistics Corp.(a)	14,000	238,762
Mitsui Chemicals, Inc.(a)	86,000	753,456
Mitsui Sumitomo Insurance Co., Ltd.	241,000	3,031,846
Morinaga Milk Industry Co., Ltd.	12,000	59,303
Musashino Bank Ltd.(a)	600	32,203
Nagase & Co., Ltd.	15,000	189,470
National House Industrial Co., Ltd.(a)	15,000	100,030
NEC Corp.	94,000	505,320
Nichicon Corp.	7,300	98,977
Nikko Cordial Corp.(a)	9,000	128,839
Nippon Express Co., Ltd.(a)	106,000	666,304
Nippon Kayaku Co., Ltd.(a)	11,000	91,039
Nippon Light Metal Co.(a)	40,000	113,639
Nippon Meat Packers, Inc.(a)	27,000	330,940
Nippon Mining Holdings, Inc.(a)	30,000	259,516
Nippon Mitsubishi Oil Corp.(a)	228,000	1,854,021
Nippon Paint Co., Ltd.	32,000	180,462
Nippon Paper Group, Inc.(a)	164	584,494
Nippon Sheet Glass Co., Ltd.	59,000	310,143
Nippon Shokubai Co., Ltd.(a)	13,000	140,654
Nippon Suisan Kaisha Ltd.(a)	13,000	85,255
Nippon Television Network Corp.	1,360	224,768
Nipponkoa Insurance Co., Ltd.(a)	24,000	206,184
Nipro Corp.	3,000	58,691
Nishimatsu Construction Co., Ltd.(a)	37,000	119,908
Nisshin Flour Milling Co., Ltd.(a)	25,500	260,065
Nisshin Oillio Group Ltd.(a)	16,000	101,799
Nisshin Steel Co., Ltd.(a)	126,000	544,448
Nisshinbo Industries, Inc.(a)	23,000	288,955
Nissin Food Products Co., Ltd.(a)	8,900	327,036
Obayashi Corp.(a)	58,000	374,942
Oita Bank Ltd.	15,000	108,578
Oji Paper Co.(a)	129,000	685,791

	SHARES	VALUE
COMMON STOCKS (Continued)
Japan (Continued)
Okumura Corp.(a)	27,000	148,360
Ono Pharmaceutical Co., Ltd.	9,500	533,322
Onward Kashiyama Co., Ltd.	9,000	125,471
Pioneer Corp.(a)	18,700	244,954
Q.P. Corp.	13,000	118,207
Rengo Co., Ltd.(a)	31,000	176,405
Ricoh Co., Ltd.(a)	4,000	90,333
Rinnai Corp.	4,100	109,505
Ryosan Co., Ltd.(a)	2,200	56,701
San-In Godo Bank Ltd.	22,000	208,838
Sanwa Shutter Corp.(a)	26,000	162,327
Sanyo Chemical Industries Ltd.	4,000	27,525
Sapporo Hokuyo Holdings, Inc.(a)	44	441,628
Seiko Epson Corp.(a)	17,200	507,668
Seino Transportation Co., Ltd.(a)	23,000	217,743
Sekisui Chemical Co., Ltd.(a)	74,000	591,043
Sekisui House Ltd.	64,000	998,392
Shiga Bank Ltd.(a)	30,000	208,991
Shikoku Bank Ltd.	3,000	11,636
Shima Seiki Mfg. Ltd.(a)	1,000	26,368
Shimachu Co., Ltd.	6,600	195,926
Shinko Securities Co., Ltd.(a)	72,000	365,619
Sohgo Security Services Co., Ltd.	7,900	145,145
SONY CORP.	138,700	7,066,840
Sumitomo Bakelite Co., Ltd.(a)	18,000	130,447
Sumitomo Corp.(a)	87,000	1,568,834
Sumitomo Electric Industries Ltd.(a)	53,000	807,859
Sumitomo Forestry Co., Ltd.(a)	20,000	211,628
Sumitomo Osaka Cement Co., Ltd.(a)	55,000	165,611
Suzuken Co., Ltd.	8,500	302,216
Taiheiyo Cement Corp.(a)	70,000	310,211
Taisho Pharmaceutical Co., Ltd.(a)	24,000	440,948
Taiyo Yuden Co., Ltd.(a)	16,000	334,113
Takara Standard Co., Ltd.(a)	9,000	52,056
TDK Corp.(a)	13,500	1,173,564
The 77 Bank Ltd.(a)	42,000	274,725
The Aichi Bank Ltd.	1,200	132,386
THE AKITA BANK Ltd.	13,000	66,789
The Bank of Iwate Ltd.	2,000	116,021
The Fuji Fire & Marine Insurance Co.(a)	32,000	132,012
The Fukui Bank Ltd.	6,000	20,006
The Nanto Bank Ltd.	29,000	154,663
The Ogaki Kyoritsu Bank Ltd.	29,000	126,296
The Shizuoka Bank Ltd.(a)	93,000	992,770
The Sumitomo Warehouse Co., Ltd.	19,000	150,623
The Yamanashi Chuo Bank Ltd.	20,000	136,435
The Yasuda Fire & Marine Insurance Co., Ltd.(a)	164,000	2,049,215
The Yokohama Rubber Co., Ltd.(a)	30,000	184,749
Toda Corp.(a)	30,000	143,920
Toho Bank Ltd.	29,000	126,049
Tokai Tokyo Securities Co., Ltd.	7,000	41,679
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	237,737
Tokyo Style Co., Ltd.	9,000	98,754
Toppan Printing Co., Ltd.(a)	79,000	826,522
TOPPON FORMS CO., LTD.	6,400	81,548
Toshiba Tec Corp.	24,000	143,920
Tostem Corp.(a)	37,000	804,108
Toyo Ink Manufacturing Co., Ltd.(a)	23,000	86,080
Toyo Seikan Kaisha Ltd.(a)	25,000	505,040
Toyo Suisan Kaisha Ltd.	9,000	177,604
Toyoda Gosei Co., Ltd.(a)	7,600	180,037
Toyota Auto Body Co., Ltd.	12,300	231,740
Uny Co. Ltd.	23,000	316,344
Victor Company of Japan Ltd.*(a)	12,000	62,774
Wacoal Corp.(a)	16,000	203,190
Yamagata Bank Ltd.	15,000	80,253
Yamaguchi Financial Group, Inc.(a)	22,000	297,163
Yamaha Corp.	26,200	586,110
Yamatake Corp.	2,000	46,442
Yamato Kogyo Co., Ltd.(a)	6,000	188,832
Yamazaki Baking Co., Ltd.(a)	19,000	173,734
Yodogawa Steel Works Ltd.(a)	19,000	117,169
		88,962,684
Netherlands — 6.3%
ABN AMRO Holding NV	303,912	13,095,889
Aegon NV	328,127	6,547,453
Buhrmann NV	24,956	336,432
DSM NV(a)	39,655	1,778,781
European Aeronautic Defense and Space Co.(a)	41,601	1,291,896
Hagemeyer NV	88,169	419,786
Hunter Douglas NV	4,458	393,501
ING Groep NV(a)	313,953	13,289,234
Koninklijke (Royal) Philips Electronics NV(a)	204,928	7,835,686
Koninklijke Ahold NV*	29,350	343,461
Koninklijke Vopak NV	4,566	256,476
Mittal Steel Co. NV(a)	21,448	1,140,785
Oce NV(a)	12,300	225,694
Vedior NV	251	5,579
		46,960,653
New Zealand — 0.1%
Air New Zealand Ltd.	45,631	76,399
Contact Energy Ltd.(a)	58,930	388,334
Fisher & Paykel Appliances Holdings Ltd.(a)	59,654	156,644
Fletcher Building Ltd.(a)	45,461	357,801
		979,178
Norway — 1.1%
Aker Yards ASA	11,630	200,900
Den Norske Bank ASA(a)	115,100	1,624,701
Norsk Hydro ASA(a)	101,600	3,368,057
Norske Skogindustrier ASA(a)	28,143	481,520
Orkla ASA	28,000	1,973,875
Storebrand ASA	34,900	559,236
		8,208,289
Papua New Guinea — 0.0%
Oil Search Ltd.	35,788	107,600

Portugal — 0.2%
Banco Comercial Portugues SA(a)	67,961	246,315
Banco Espirito Santo SA	50,391	963,045
Portucel - Empresa Produtora de Pasta e Papel SA	143,000	504,896
		1,714,256
Singapore — 0.7%
Chartered Semiconductor Manufacturing Ltd.*(a)	300,000	286,665
Fraser & Neave Ltd.	226,500	761,244
Jardine Cycle & Carriage Ltd.	32,000	250,947
Neptune Orient Lines Ltd.	158,000	337,356
Singapore Airlines Ltd.*	175,000	1,914,396
Singapore Land Ltd.	33,000	230,518
STATS ChipPAC Ltd.*	382,000	458,164
United Industrial Corp. Ltd.	90,000	171,999

	SHARES	VALUE
COMMON STOCKS (Continued)
Singapore (Continued)
United Overseas Land Ltd.*	153,000	514,218
		4,925,507
Spain — 6.0%
Acciona SA	8,496	1,842,439
Acerinox SA(a)	34,212	871,636
Aguas De Barcelona SA*(a)	130	4,529
Azucarera Ebro Agricolas SA(a)	22,833	539,587
Banco de Andalucia	1,120	139,528
Banco De Sabadell SA(a)	45,704	2,179,702
Banco Pastor SA(a)	22,568	520,647
Banco Santander Central Hispano SA	1,207,886	21,582,114
Cementos Portland SA(a)	3,533	533,929
Corp. Mapfre SA(a)	141,510	726,742
Endesa SA	129,899	7,032,470
Gas Natural SDG SA	31,479	1,479,816
Iberia Lineas Aereas de Espana SA(a)	99,500	530,955
Repsol-YPF SA(a)	167,543	5,655,581
Sociedad General de Aguas de Barcelona SA, Class A(a)	13,107	467,156
Sol Melia SA(a)	13,600	327,396
		44,434,227
Sweden — 3.2%
Electrolux AB(a)	20,400	516,940
Fabege AB(a)	14,615	367,208
Invik & Company AB	1,575	41,827
Mo Och Domsjoe AB (MoDo) Series B(a)	10,400	428,063
NCC AB	5,400	173,559
Nordea AB(a)	401,950	6,416,284
Skandinaviska Enskilda Banken AB Series A(a)	34,900	1,116,708
SSAB Svenskt Stal AB Series A(a)	24,000	740,449
SSAB Svenskt Stal AB Series B(a)	10,500	301,398
Svenska Cellulosa AB (SCA) Series B(a)	37,100	1,986,471
Svenska Handelsbanken AB Series A(a)	50,200	1,491,278
Tele2 AB, Class B	59,800	980,265
TeliaSonera AB	374,250	3,228,164
Trelleborg AB Series B	13,200	342,995
Volvo AB Series A(a)	18,900	1,626,196
Volvo AB Series B	43,100	3,628,201
Wihlborgs Fastigheter AB	5,846	125,541
		23,511,547
Switzerland — 5.9%
Baloise Holdings Ltd.	14,302	1,492,003
Banque Cantonale Vaudoise	1,400	667,904
Berner Kantonalbank	1,170	206,482
Ciba Specialty Chemicals AG(a)	11,200	739,370
Clariant AG*	21,639	372,071
Credit Suisse Group(a)	239,579	17,228,508
Ems-Chemie Holding AG(a)	82	10,346
Givaudan SA(a)	1,211	1,122,517
Helvetia Patria Holding	1,240	532,261
Holcim Ltd.	31,326	3,143,967
Luzerner Kantonalbank*	700	155,864
Rieter Holding AG	430	214,716
Sika AG	310	527,915
Swiss Life Holding	5,438	1,367,797
Swiss Re	51,980	4,758,189
Syngenta AG*	14,564	2,792,454
Valiant Holding*	2,700	368,951
Zurich Financial Services	27,475	7,947,267
		43,648,582
United Kingdom — 19.0%
Alliance & Leicester Group Treasury Plc(a)	11,000	245,544
Amlin Plc	61,764	344,677
Amvescap Plc	123,119	1,357,180
Anglo American Plc	270,001	14,227,810
Arriva Plc	12,620	184,823
Associated British Foods Plc	101,883	1,732,766
Aviva Plc	471,872	6,952,489
BAE Systems Plc	155,117	1,404,564
Barratt Developments Plc	34,875	758,579
BBA Aviation Plc	41,301	228,450
Bellway Plc	12,000	375,580
Bodycote International Plc	5,475	33,490
Bovis Homes Group Plc	16,171	366,702
Bradford & Bingley Plc	58,724	525,091
British Airways Plc*	173,882	1,663,471
Cable & Wireless Plc	341,025	1,118,370
Carnival Plc	36,263	1,748,143
Compass Group Plc	128,011	856,743
Corus Group Plc	95,113	1,136,457
Derwent London Plc	5,353	228,761
DS Smith Plc	45,421	200,053
DSG International Plc	258,115	863,747
easyJet Plc*	57,000	778,679
Fiberweb Plc	12,292	51,356
Friends Provident Plc	332,054	1,258,241
George Wimpey Plc	63,008	788,199
GKN Plc	115,118	864,494
Greene King Plc	20,826	452,174
Hanson Plc	121,903	1,961,672
HBOS Plc	665,628	13,718,372
International Power Plc	150,973	1,178,330
ITV Plc	677,227	1,453,065
J Sainsbury Plc	280,691	3,036,131
Kingfisher Plc	407,132	2,229,948
Ladbrokes Plc	93,074	737,426
Marston’s Plc	38,800	337,199
Millennium & Copthorne Hotels Plc	42,008	562,296
Mitchells & Butlers Plc	66,257	1,026,434
Old Mutual Plc	465,871	1,504,869
Pearson Plc	120,492	2,068,231
Persimmon Plc	49,504	1,370,093
Resolution Plc	117,318	1,432,949
Rolls-Royce Group Plc*	48,701	473,815
Rolls-Royce Group plc	2,883,099	5,817
Royal & Sun Alliance Insurance Group Plc	511,663	1,631,636
Royal Bank of Scotland Group Plc	619,916	24,210,225
Schroders Plc	11,172	278,853
Scottish & Newcastle Plc	141,113	1,670,810
Scottish Power Plc	223,045	3,512,423
Signet Group Plc	509	1,258
Slough Estates Plc	69,540	1,073,186
Taylor Woodrow Plc	96,480	929,639
Trinity Mirror Plc	42,590	446,009
Vodafone Group Plc	9,254,792	24,684,838
Whitbread Plc	30,138	1,119,465
William Morrison Supermarkets Plc	41,694	253,399
Wilson Bowden Plc	11,000	457,960
Woolworths Group Plc	191,054	115,645
WPP Group Plc	201,712	3,057,361
Xstrata	80,556	4,141,860
		141,427,847
TOTAL COMMON STOCKS (Identified Cost $467,513,470)		740,083,407

	SHARES	VALUE
RIGHTS — 0.0%
Sweden — 0.0%
Fabege AB*(c)	14,615	11,259

TOTAL RIGHTS (Identified Cost $0)		11,259
SHORT-TERM INVESTMENTS — 0.7%
Other — 0.7%
SSgA Government Money Market Fund	2	2
SSgA Money Market Fund	5,379,001	5,379,001
		5,379,003
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,379,003)		5,379,003
Total Investments — 100.1% (Identified Cost $472,892,473)#		745,473,669

Liabilities, Less Cash and Other Assets — (0.1%)		(426,882)
Net Assets — 100.0%		$745,046,787

(a)	All or a portion of security out on loan.
(b)	Acquired security/delisted.
(c)	Securities were fair valued by management. Total market value for such investments amounted to $27,633, which represents less than 0.004% of net assets.
*	Non-income producing security.
#

At March 31, 2007 the aggregate cost of investment securities for income tax purposes was $472,892,473. Net unrealized appreciation aggregated $272,581,196 of which $273,654,091 related to appreciated investment securities and $1,072,895 related to depreciated investment securities.

Portfolio Sectors (% of portfolio market value)

United Kingdom	19.0%	141,427,847
Other	17.8%	133,453,599
Germany	14.2%	105,823,749
Japan	11.9%	88,962,684
France	10.4%	77,250,615
Netherlands	6.3%	46,960,653
Spain	6.0%	44,434,227
Switzerland	5.9%	43,648,582
Australia	4.3%	31,953,338
Canada	4.2%	31,558,375

Total	100.0%	745,473,669

International HBtM Fund

Ten Largest Industry Holdings March 31, 2007

(As a percentage of Net Assets):

Industry	Percentage
Banks	19.8%
Financial Services	12.8%
Insurance	9.6%
Telecommunications	7.0%
Building & Construction	4.9%
Auto & Related	4.2%
Electronics	4.0%
Utilities	3.8%
Metals & Mining	3.6%
Automobiles	2.6%

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2007 (UNAUDITED)

	SHARES	VALUE
MUTUAL FUNDS — 100.2%
Other — 100.2%
DFA International Small Company Portfolio	12,802,062	$267,051,007
TOTAL MUTUAL FUNDS (Identified Cost $151,732,608)		267,051,007
Total Investments — 100.2% (Identified Cost $151,732,608)#		267,051,007

Liabilities, Less Cash and Other Assets — (0.2%)		(422,792)
Net Assets — 100.0%		$266,628,215

#

At March 31, 2007 the aggregate cost of investment securities for income tax purposes was $151,732,608. Net unrealized appreciation aggregated $115,318,399 which related solely to appreciated investment securities.

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

INTERNATIONAL SMALL COMPANY PORTFOLIO

March 31, 2007

(Unaudited)

Value†

AFFILIATED INVESTMENT COMPANIES — (99.8%)

Investment in The Continental Small Company Series of The DFA Investment Trust Company	$1,969,577,674

Investment in The Japanese Small Company Series of The DFA Investment Trust Company	1,311,378,444

Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,148,446,901

Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	800,012,829

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,544,220,141)	5,229,415,848

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 04/02/07 (Collateralized by $22,635,000 FNMA 3.25%, 12/25/31, valued at $13,229,412) to be repurchased at $13,038,637 (Cost $13,033,000)	$13,033	13,033,000

TOTAL INVESTMENTS — (100.0%) (Cost $3,557,253,141)##		$5,242,448,848

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  At March 31, 2007, the Fund consists of forty-four operational portfolios, of which, International Small Company Portfolio (the “Portfolio”) is included in this document.  The Fund’s investment advisor is Dimensional Fund Advisors LP.  The Portfolio is a “Fund-of-Funds”, which invests in four series (the “Master Funds”) of The DFA Investment Trust Company, which is also advised by Dimensional Fund Advisors LP.  The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

The International Small Company Portfolio invests in the four Master Funds indicated on its Schedule of Investments. Its investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

Federal Tax Cost Note

At March 31, 2007, the total cost of securities for federal income tax purposes was $3,557,411,356.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS
March 31, 2007
(Unaudited)

		Shares	Value ††

COMMON STOCKS — (73.3%)
Consumer Discretionary — (15.8%)
#	ABILIT Corp.	110,900	$641,160
	Aeon Fantasy Co., Ltd.	58,032	1,596,463
	Ahresty Corp.	73,000	1,971,421
	Aichi Machine Industry Co., Ltd.	292,000	752,524
#	Aigan Co., Ltd.	63,200	500,819
#	Aisan Industry Co., Ltd.	191,300	2,165,978
#	Akebono Brake Industry Co., Ltd.	386,000	3,347,908
#	Akindo Sushiro Co., Ltd.	16,000	559,801
#	Alpha Corp.	28,700	600,362
	Alpine Electronics, Inc.	226,300	4,055,222
#	Amiyaki Tei Co., Ltd.	245	573,800
	Amuse, Inc.	20,000	228,150
#	Anrakutei Co., Ltd.	50,000	330,020
#	AOI Advertising Promotion, Inc.	39,000	252,953
	AOKI Holdings, Inc.	162,700	3,097,131
	Araya Industrial Co., Ltd.	180,000	565,216
	Arealink Co., Ltd.	2,000	1,431,743
# *	Asahi Tec Corp.	633,000	1,114,059
	Ashimori Industry Co., Ltd.	182,000	400,542
	Asics Trading Co., Ltd.	20,000	233,871
	Asti Corp.	50,000	348,415
*	Atom Corp.	133,200	557,172
	Atsugi Co., Ltd.	675,000	1,143,050
#	Aucnet, Inc.	31,600	455,455
	Automobile Foundry Co., Ltd.	125,000	381,388
#	Avex Group Holdings, Inc.	148,100	2,400,351
# *	Banners Co., Ltd.	86,000	59,268
#	Belluna Co., Ltd.	189,460	2,597,614
#	Best Denki Co., Ltd.	265,500	1,496,479
#	Bookoff Corp.	65,000	1,167,816
	Cabin Co., Ltd.	129,142	614,211
# *	CARCHS Co., Ltd.	710,600	718,671
	Catena Corp.	92,000	241,384
# *	Cecile Co., Ltd.	102,600	603,515
#	Chiyoda Co., Ltd.	145,000	3,547,622
	Chofu Seisakusho Co., Ltd.	121,000	2,593,489
*	Chori Co., Ltd.	549,000	1,064,271
	Chuo Corp.	81,000	274,664
	Chuo Spring Co., Ltd., Nagoya	202,000	959,134
#	Clarion Co., Ltd.	728,000	1,167,321
#	Cleanup Corp.	150,000	1,386,642
#	Colowide Co., Ltd.	188,950	972,956
# *	Columbia Music Entertainment, Inc.	477,000	455,495

1

	Corona Corp.	101,200	$1,731,004
	Cross Plus, Inc.	22,000	393,437
#	Cybozu, Inc.	1,538	781,871
	D&M Holdings, Inc.	287,000	1,111,807
	Daido Kogyo Co., Ltd.	145,000	392,195
#	Daido Metal Co., Ltd.	134,000	853,404
#	Daidoh, Ltd.	129,000	1,555,574
	Daikoku Denki Co., Ltd.	46,100	836,725
	Daimaruenawin Co., Ltd	400	2,433
	Dainichi Co., Ltd.	59,200	455,242
#	Daisyo Corp.	67,200	871,778
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	106,851
#	Daiwa Seiko, Inc.	405,000	792,403
#	Daiwabo Co., Ltd.	478,000	1,299,464
#	Descente, Ltd.	249,000	1,213,666
# *	Dia Kensetsu Co., Ltd.	284,800	276,245
#	Doshisha Co., Ltd.	61,100	1,236,147
#	Doutor Coffee Co., Ltd.	87,200	1,680,429
#	Dynic Corp.	127,000	310,928
	Eagle Industry Co., Ltd.	170,000	1,831,779
# *	Econach Co., Ltd.	177,000	272,387
*	Edosawa Co., Ltd.	12,000	29,992
	Eikoh, Inc.	41,800	174,954
	Exedy Corp.	90,000	2,555,560
	F&A Aqua Holdings, Inc.	62,238	523,697
	Fine Sinter Co., Ltd.	49,000	214,399
#	Foster Electric Co., Ltd.	78,000	907,791
#	France Bed Holdings Co., Ltd.	826,000	1,672,721
#	Fuji Co., Ltd.	120,400	1,906,444
	Fuji Corp, Ltd.	117,000	699,497
#	Fuji Kiko Co., Ltd.	151,000	429,774
#	Fuji Kyuko Co., Ltd.	378,000	2,123,118
# *	Fujibo Holdings, Inc.	332,000	637,586
	Fujikura Rubber, Ltd.	74,000	586,243
#	Fujita Kanko, Inc.	411,000	3,272,832
	Fujitsu Business Systems, Ltd.	90,900	1,411,345
# *	Fujitsu General, Ltd.	348,000	698,659
# *	Furukawa Battery Co., Ltd.	73,000	128,823
	Fuso Lexel, Inc.	59,700	547,749
	G-7 Holdings, Inc.	29,200	189,265
#	Gakken Co., Ltd.	329,000	841,892
#	Genki Sushi Co., Ltd.	19,200	212,676
	GEO Co., Ltd.	122	247,249
	Global-Dining, Inc.	13,300	77,893
# *	Goldwin, Inc.	175,000	358,916
#	Gourmet Kineya Co., Ltd.	68,000	553,383
# *	GSI Creos Corp.	194,000	269,323
#	Gulliver International Co., Ltd.	36,120	2,376,642
	Happinet Corp.	37,000	496,283
#	Haruyama Trading Co., Ltd.	49,900	478,385
	Himaraya Co., Ltd.	38,300	387,406
	HIS Co., Ltd.	118,200	3,391,742
#	Hitachi Powdered Metal Co., Ltd.	97,000	513,816
	Horipro, Inc.	43,800	472,385
*	Ichida and Co., Ltd.	60,400	60,891

2

	Ichikawa Co., Ltd.	63,000	$280,783
	Ichikoh Industries, Ltd.	296,000	819,307
	Imasen Electric Industrial Co., Ltd.	44,900	458,093
	Impact 21 Co., Ltd.	64,100	1,128,369
	Imperial Hotel, Ltd.	2,800	132,150
#	Impress Holdings, Inc.	1,124	297,416
	Inaba Seisakusho Co., Ltd.	55,500	870,949
	Ishizuka Glass Co., Ltd.	109,000	287,129
*	Izuhakone Railway Co., Ltd.	300	13,747
# *	Izutsuya Co., Ltd.	350,000	396,929
#	Janome Sewing Machine Co., Ltd.	607,000	871,386
#	Japan Vilene Co., Ltd.	211,000	1,344,644
#	Jeans Mate Corp.	38,208	376,482
#	Jidosha Buhin Kogyo Co., Ltd.	67,000	266,863
# *	Joban Kosan Co., Ltd.	226,000	331,172
#	Joshin Denki Co., Ltd.	201,000	1,410,801
	Juki Corp.	440,000	2,899,229
	Juntendo Co., Ltd.	35,000	55,046
#	Jyomo Co., Ltd.	186,000	352,831
#	Kabuki-Za Co., Ltd.	39,000	1,607,153
#	Kadokawa Holdings, Inc.	94,400	3,080,405
	Kanto Auto Works, Ltd.	243,500	3,086,830
	Kasai Kogyo Co., Ltd.	119,000	530,685
	Kato Sangyo Co., Ltd.	130,700	1,721,555
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	629,788
# *	Kawashima Textile Manufacturers, Ltd.	289,000	521,498
#	Kayaba Industry Co., Ltd.	709,000	3,908,656
	Keiiyu Co., Ltd.	68,200	471,542
#	Keiyo Co., Ltd.	188,900	1,267,461
	Kentucky Fried Chicken Japan, Ltd.	73,000	1,371,216
#	Kenwood Corp.	1,250,000	1,891,130
	Kinki Nippon Tourist Co., Ltd.	283,000	905,511
#	Kinugawa Rubber Industrial Co., Ltd.	203,000	364,078
#	Kisoji Co., Ltd.	82,100	1,477,427
	Koekisha Co., Ltd.	13,600	225,303
#	Kohnan Shoji Co., Ltd.	86,900	901,899
#	Kojima Co., Ltd.	121,300	1,033,177
#	Komatsu Seiren Co., Ltd.	135,000	668,222
	Konaka Co., Ltd.	100,960	1,152,002
# *	Kosugi Sangyo Co., Ltd.	416,000	284,365
	Kurabo Industries, Ltd.	832,000	2,304,183
	Kuraudia Co., Ltd.	4,800	60,147
	Kuroganeya Co., Ltd.	14,000	60,005
	K’s Holdings Corp.	137,572	3,655,666
#	Kyoritsu Maintenance Co., Ltd.	46,660	1,081,687
#	Kyoto Kimono Yuzen Co., Ltd.	572	586,762
	Kyowa Leather Cloth Co., Ltd.	75,400	459,562
#	Laox Co., Ltd.	206,000	389,172
#	Look, Inc.	102,000	242,409
#	Maezawa Kyuso Industries Co., Ltd.	51,700	852,994
# *	Magara Construction Co., Ltd.	135,000	236,290
# *	Mamiya-Op Co., Ltd.	285,000	311,584
#	Marche Corp.	23,000	208,264
#	Mars Engineering Corp.	72,900	1,482,894
	Marubeni Telecom Co., Ltd.	207	187,573

3

#	Maruei Department Store Co., Ltd.	136,000	$429,333
	Maruzen Co., Ltd. (5982)	46,000	266,232
# *	Maruzen Co., Ltd. (8236)	329,000	552,160
#	Matsuya Co., Ltd.	179,000	3,673,442
#	Matsuya Foods Co., Ltd.	59,700	816,836
#	Matsuzakaya Holdings Co., Ltd.	529,077	4,824,931
	Meiwa Industry Co., Ltd.	38,000	127,210
	Mikuni Corp.	96,000	393,356
# *	Misawa Homes Holdings, Inc.	117,100	2,453,815
	Misawa Resort Co., Ltd.	172,000	829,540
	Mitsuba Corp.	155,690	1,216,840
#	Mitsui Home Co., Ltd.	228,000	1,454,942
	Miyuki Keori Co., Ltd.	106,000	362,616
#	Mizuno Corp.	462,000	2,916,068
#	MOS Food Services, Inc.	104,000	1,426,858
#	MR Max Corp.	127,200	616,520
	Mutow Co., Ltd.	79,400	353,153
# *	Naigai Co., Ltd.	236,000	241,756
#	Nexyz Corp.	3,700	226,419
	Nice Corp.	378,000	1,414,991
#	Nichimo Corp.	592,000	539,841
#	Nidec Copal Corp.	194,500	2,118,835
#	Nidec Tosok Corp.	62,600	600,201
#	Nihon Eslead Corp.	53,048	1,374,995
	Nihon Tokushu Toryo Co., Ltd.	56,000	354,194
#	Nikko Travel Co., Ltd.	12,200	72,355
	Nippon Felt Co., Ltd.	69,000	501,558
#	Nippon Piston Ring Co., Ltd.	262,000	587,340
#	Nippon Restaurant System, Inc.	51,800	1,841,356
	Nippon Seiki Co., Ltd.	155,000	3,615,646
	Nishimatsuya Chain Co., Ltd.	179,400	3,022,961
	Nissan Shatai Co., Ltd.	520,000	2,642,572
#	Nissen Co., Ltd.	188,000	1,313,842
#	Nittan Valve Co., Ltd.	85,000	771,054
	Nitto Kako Co., Ltd.	98,000	139,375
# *	Nitto Seimo Co., Ltd.	50,000	57,654
	Noritake Co., Ltd.	530,000	2,637,197
	Noritsu Koki Co., Ltd.	114,800	2,043,844
# *	Omikenshi Co., Ltd.	176,000	214,462
*	Orient Watch Co., Ltd.	12,000	4,175
#	Pacific Industrial Co., Ltd.	187,000	1,254,086
#	PanaHome Corp.	506,000	3,354,712
	Parco Co., Ltd.	285,000	3,616,835
#	Paris Miki, Inc.	191,900	3,172,147
#	Pentax Corp.	396,000	2,319,308
	Piolax, Inc.	41,100	811,748
	Press Kogyo Co., Ltd.	385,000	1,895,816
# *	Renown, Inc.	153,800	1,410,973
#	Resorttrust, Inc.	178,608	4,151,624
#	Rhythm Watch Co., Ltd.	454,000	695,783
#	Right On Co., Ltd.	103,225	3,006,238
	Riken Corp.	368,000	2,334,853
#	Ringer Hut Co., Ltd.	69,500	867,374
	Roland Corp.	85,700	1,973,251
#	Royal Co., Ltd.	142,000	1,789,465

4

#	Sagami Chain Co., Ltd.	78,000	$733,173
	Sagami Co., Ltd.	80,000	214,070
	Sagami Rubber Industries Co., Ltd.	15,000	49,820
#	Saint Marc Holdings Co., Ltd.	38,300	2,252,230
#	Saizeriya Co., Ltd.	176,900	2,183,154
#	Sakai Ovex Co., Ltd.	205,000	346,305
	Sanden Corp.	473,000	2,066,202
	Sanei-International Co., Ltd.	59,300	2,255,816
	Sankyo Seiko Co., Ltd.	188,000	1,081,579
	Sanoh Industrial Co., Ltd.	118,000	757,064
#	Sanrio Co., Ltd.	268,400	3,956,315
*	Sansui Electric Co., Ltd.	4,135,000	770,376
	Sanyo Housing Nagoya Co., Ltd.	363	523,462
#	Sanyo Shokai, Ltd.	458,000	4,103,438
#	Seiko Corp.	387,407	2,389,897
	Seiren Co., Ltd.	221,000	2,341,791
	Senshukai Co., Ltd.	164,000	2,239,582
	Shaddy Co., Ltd.	62,700	776,245
#	Shikibo, Ltd.	372,000	541,459
#	Shinyei Kaisha	96,000	232,596
#	Shiroki Co., Ltd.	276,000	789,193
#	Shobunsha Publications, Inc.	53,500	636,322
#	Shochiku Co., Ltd.	437,000	3,280,356
	Showa Corp.	231,500	3,392,617
# *	Showa Rubber Co., Ltd.	41,300	58,551
*	Silver Ox, Inc.	50,000	61,334
# *	Silver Seiko, Ltd.	1,091,000	507,677
#	Simree Co., Ltd.	41,000	168,610
	SK Japan Co., Ltd.	17,550	86,268
	SNT Corp.	86,300	559,963
*	Sofmap Co., Ltd.	27,300	76,185
	Soft99 Corp.	73,400	632,886
	Sotoh Co., Ltd.	51,000	599,418
	SPK Corp.	16,800	274,288
#	Suminoe Textile Co., Ltd.	236,000	766,339
	Suzutan Co., Ltd.	26,200	121,373
# *	SxL Corp.	493,000	483,350
	Tachikawa Corp.	50,800	318,649
#	Tachi-S Co., Ltd.	111,040	1,160,372
	Takamatsu Corp.	130,300	2,097,876
#	Taka-Q Co., Ltd.	73,500	251,837
	TAKE AND GIVE. NEEDS Co., Ltd.	1,213	747,976
#	Tasaki Shinju Co., Ltd.	116,000	576,708
	Taya Co., Ltd.	5,000	41,477
	TBK Co., Ltd.	90,000	377,360
*	TDF Corp.	27,000	84,588
#	Tecmo, Ltd.	79,800	629,696
#	Teikoku Piston Ring Co., Ltd.	111,000	959,089
#	Teikoku Sen-I Co., Ltd.	80,000	350,612
#	Ten Allied Co., Ltd.	50,000	189,007
	Tenma Corp.	104,900	1,900,743
	The Japan General Estate Co., Ltd.	103,300	2,641,202
	The Japan Wool Textile Co., Ltd.	306,000	2,674,276
	Tigers Polymer Corp.	59,000	410,984
#	Toabo Corp.	219,000	233,180

5

	Toei Co., Ltd.	438,000	$2,448,184
# *	Tohoku Misawa Homes Co., Ltd.	37,500	90,723
	Tohoku Pioneer Corp.	62,100	893,561
# *	Tokai Kanko Co., Ltd.	861,000	226,378
	Tokai Senko KK, Nagoya	102,000	157,438
# *	Tokyo Dome Corp.	648,000	3,508,737
	Tokyo Kaikan Co., Ltd.	9,000	55,530
	Tokyo Soir Co., Ltd.	49,000	165,872
	Tokyo Style Co., Ltd.	354,000	3,869,501
#	Tokyotokeiba Co., Ltd.	971,000	2,667,913
	Tokyu Recreation Co., Ltd.	77,000	452,119
#	Tomy Co., Ltd.	321,793	2,052,026
# *	Tonichi Carlife Group, Inc.	108,000	236,297
	Topre Corp.	185,000	1,682,766
*	Tosco Co., Ltd.	81,000	269,908
	Totenko Co., Ltd.	57,000	140,650
#	Touei Housing Corp.	92,440	1,432,215
#	Toyo Radiator Co., Ltd.	238,000	1,083,542
#	Toyo Tire & Rubber Co., Ltd.	705,000	2,933,749
	Tsukamoto Co., Ltd.	67,000	107,883
	Tsutsumi Jewelry Co., Ltd.	69,300	1,825,720
#	Unitika, Ltd.	1,614,000	2,237,658
	U-Shin, Ltd.	97,000	650,675
*	Verite Co., Ltd.	24,000	52,125
	Watabe Wedding Corp.	29,500	396,081
#	Watami Food Service Co., Ltd.	137,400	1,952,254
	Wondertable, Ltd.	97,000	139,486
	XNET Corp.	91	145,679
#	Yamatane Corp.	338,000	538,184
	Yamato International, Inc.	43,000	356,663
	Yellow Hat, Ltd., Tokyo	75,600	578,009
	Yokohama Reito Co., Ltd.	163,000	1,290,998
#	Yomiuri Land Co., Ltd.	261,000	1,573,091
	Yonex Co., Ltd.	41,000	304,482
#	Yorozu Corp.	69,200	975,283
#	Yoshimoto Kogyo Co., Ltd.	115,000	1,812,138
#	Yoshinoya D&C Co., Ltd.	2,227	4,117,742
#	Zenrin Co., Ltd.	122,400	3,278,077
#	Zensho Co., Ltd.	278,000	3,183,550
Total Consumer Discretionary			338,435,558

Consumer Staples — (7.1%)
#	Aderans Co., Ltd.	141,350	3,427,196
	Ahjikan Co., Ltd.	10,500	82,868
#	Ariake Japan Co., Ltd.	111,900	2,299,148
#	Asahi Soft Drinks Co., Ltd.	177,000	2,627,937
	Bull-Dog Sauce Co., Ltd.	37,000	455,817
#	Calpis Co., Ltd.	272,000	2,478,900
	Cawachi, Ltd.	83,400	2,255,743
	CFS Corp.	90,500	468,686
#	Chubu Shiryo Co., Ltd.	76,000	532,520
	Chuo Gyorui Co., Ltd.	93,000	323,716
	Coca-Cola Central Japan Co., Ltd.	311	2,416,214
	CVS Bay Area, Inc.	55,000	103,442
#	DyDo Drinco, Inc.	57,200	2,332,758

6

#	Echo Trading Co., Ltd.	11,000	$114,156
#	Ensuiko Sugar Refining Co., Ltd.	103,000	277,659
	Fancl Corp.	244,600	3,392,078
# *	First Baking Co., Ltd.	140,000	198,096
#	Fuji Oil Co., Ltd.	294,400	2,467,402
#	Fujicco Co., Ltd.	110,600	1,219,834
# *	Fujiya Co., Ltd.	391,000	875,319
	Hagoromo Foods Corp.	41,000	384,216
#	Harashin Narus Holdings Co., Ltd.	57,000	738,168
# *	Hayashikane Sangyo Co., Ltd.	267,000	319,100
#	Heiwado Co., Ltd.	204,000	3,183,505
# *	Hohsui Corp.	120,000	190,878
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	555,369
#	Hokuto Corp.	113,300	2,008,372
#	Inageya Co., Ltd.	166,000	1,313,054
	Itochu Shokuh Co., Ltd.	44,300	1,490,863
	Itoham Foods, Inc.	729,000	3,331,892
#	Izumiya Co., Ltd.	300,000	2,311,760
	J-Oil Mills, Inc.	563,000	2,177,285
#	Kagome Co., Ltd.	242,200	3,848,959
	Kameda Seika Co., Ltd.	71,800	878,225
#	Kasumi Co., Ltd.	199,000	1,097,199
	Katokichi Co., Ltd.	475,200	2,986,047
#	Key Coffee, Inc.	71,200	1,022,757
#	Kibun Food Chemifa Co., Ltd.	88,000	1,188,611
#	Kirindo Co., Ltd.	22,800	201,663
	Kyodo Shiryo Co., Ltd.	313,000	442,701
#	Kyokuyo Co., Ltd.	337,000	750,894
#	Life Corp.	179,900	2,338,310
	Mandom Corp.	81,300	2,030,233
	Marudai Food Co., Ltd.	454,000	1,617,764
#	Maruha Group, Inc.	1,202,000	2,260,115
	Maruya Co., Ltd.	14,000	54,708
	Maxvalu Tohok Co., Ltd.	18,200	153,121
	Maxvalu Tokai Co., Ltd.	56,000	1,131,941
#	Meito Sangyo Co., Ltd.	79,900	1,614,307
	Mercian Corp.	424,000	1,139,450
#	Mikuni Coca-Cola Bottling Co., Ltd.	179,000	1,870,983
#	Milbon Co., Ltd.	39,940	1,239,623
	Ministop Co., Ltd.	94,100	1,625,654
#	Mitsui Sugar Co., Ltd.	477,850	1,773,274
#	Miyoshi Oil & Fat Co., Ltd.	246,000	495,859
#	Morinaga & Co., Ltd.	933,000	2,189,862
	Morinaga Milk Industry Co., Ltd.	809,000	3,987,452
#	Morishita Jinton Co., Ltd.	47,800	156,917
#	Morozoff, Ltd.	110,000	319,155
	Myojo Foods Co., Ltd.	129,000	895,680
#	Nagatanien Co., Ltd.	121,000	914,085
#	Nakamuraya Co., Ltd.	186,000	954,708
#	Nichimo Co., Ltd.	112,000	215,321
#	Nichiro Corp.	494,000	888,221
#	Nihon Chouzai Co., Ltd.	23,000	517,356
	Nihon Shokuh Kako Co., Ltd.	71,000	193,034
#	Niitaka Co., Ltd.	7,260	65,585
	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,521,055

7

	Nippon Flour Mills Co., Ltd.	600,000	$2,420,911
	Nippon Formula Feed Manufacturing Co., Ltd.	216,000	319,783
	Nissin Sugar Manufacturing Co., Ltd.	152,000	406,088
	Nitto Flour Milling Co., Ltd.	141,000	425,764
#	Nosan Corp.	416,000	1,057,732
#	Oenon Holdings, Inc.	201,000	534,964
	Oie Sangyo Co., Ltd.	20,900	168,244
	Okuwa Co., Ltd.	156,000	2,217,501
	Olympic Corp.	66,700	460,884
	Oriental Yeast Co., Ltd.	103,000	632,877
	Pietro Co., Ltd.	10,300	87,286
#	Pigeon Corp.	65,300	1,122,413
	Poplar Co., Ltd.	25,760	209,266
	Posful Corp.	58,800	213,549
# *	Prima Meat Packers, Ltd.	724,000	883,873
	Riken Vitamin Co., Ltd.	81,400	2,443,971
#	Rock Field Co., Ltd.	42,100	683,381
#	Ryoshoku, Ltd.	153,200	3,368,819
	S Foods, Inc.	99,500	943,174
#	Sakata Seed Corp.	175,600	2,181,160
	Seijo Corp.	33,600	799,751
#	Shikoku Coca-Cola Bottling Co., Ltd.	74,500	850,403
	Shoei Foods Corp.	44,000	237,844
#	Showa Sangyo Co., Ltd.	620,000	1,524,547
	Snow Brand Milk Products Co., Ltd.	924,500	3,565,929
	Snow Brand Seed Co., Ltd.	30,000	122,218
#	Sogo Medical Co., Ltd.	20,800	433,323
	Sonton Food Industry Co., Ltd.	43,000	426,653
#	Sotetsu Rosen Co., Ltd.	70,000	274,777
	Starzen Corp.	266,000	661,151
#	Sugi Pharmacy Co., Ltd.	203,700	4,123,246
#	T.Hasegawa Co., Ltd.	142,700	2,348,242
#	Takara Holdings, Inc.	365,000	2,574,765
# *	The Maruetsu, Inc.	411,000	1,804,990
#	The Nisshin Oillio Group, Ltd.	601,000	3,804,185
	Three F Co., Ltd.	17,700	128,353
#	Tobu Store Co., Ltd.	220,000	605,921
#	Toho Co., Ltd.	162,000	546,979
#	Tohto Suisan Co., Ltd.	120,000	354,430
	Tokyu Store Chain Corp.	240,000	1,399,307
#	Torigoe Co., Ltd.	80,000	559,901
# *	Toyo Sugar Refining Co., Ltd.	157,000	240,638
	Tsukiji Uoichiba Co., Ltd.	57,000	125,661
	Tsuruha Holdings, Inc.	46,400	1,867,124
	U. Store Co., Ltd.	63,600	462,478
#	Unicafe, Inc.	14,260	198,505
#	Unicharm Petcare Corp.	50,000	1,738,352
	Unimat Offisco Corp.	79,200	1,070,288
#	Valor Co., Ltd.	178,400	2,074,670
	Warabeya Nichiyo Co., Ltd.	52,760	719,768
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	443,704
#	Yaoko Co., Ltd.	67,000	1,787,163
#	Yomeishu Seizo Co., Ltd.	102,000	1,017,230
	Yonekyu Corp.	92,500	937,316
#	Yuasa Funashoku Co., Ltd.	112,000	375,965

8

	Yukiguni Maitake Co., Ltd.	77,180	$295,995
	Yutaka Foods Corp.	6,000	86,363
Total Consumer Staples			152,304,555

Energy — (0.9%)
#	BP Castrol K.K.	69,800	244,980
# *	Fuji Kosan Co., Ltd.	264,000	320,330
	Itochu Enex Co., Ltd.	322,400	2,445,302
	Japan Oil Transportation Co., Ltd.	79,000	220,239
#	Kanto Natural Gas Development Co., Ltd.	192,000	1,307,271
#	Kyoei Tanker Co., Ltd.	115,000	304,539
#	Mitsuuroko Co., Ltd.	234,200	1,652,848
#	Modec, Inc.	130,400	3,685,470
#	Nippon Gas Co., Ltd.	153,000	1,455,502
	Nippon Seiro Co., Ltd.	64,000	183,642
	Sala Corp.	121,000	598,691
	San-Ai Oil Co., Ltd.	241,000	1,145,649
	Shinko Plantech Co., Ltd.	159,000	1,793,812
#	Sinanen Co., Ltd.	245,000	1,242,268
#	Toa Oil Co., Ltd.	369,000	572,742
#	Toyo Kanetsu K.K.	478,000	1,256,216
Total Energy			18,429,501

Financials — (6.8%)
	Azel Corp.	214,000	599,226
# *	Bank of the Ryukyus, Ltd.	94,880	2,217,732
#	Central Finance Co., Ltd.	319,000	1,697,404
#	Century Leasing System, Inc.	180,200	2,524,374
#	Cosmo Securities Co., Ltd.	1,357,000	2,568,583
#	Credia Co., Ltd.	28,000	143,629
#	Daibiru Corp.	301,000	4,273,738
#	Daiko Clearing Services Corp.	51,000	587,273
	Fukushima Bank, Ltd.	700,000	851,773
	Fuyo General Lease Co., Ltd.	108,000	4,238,525
	Gro-BeLS Co., Ltd.	177,000	256,324
	Higashi-Nippon Bank, Ltd.	643,000	3,210,676
#	Ichiyoshi Securities Co., Ltd.	165,000	2,641,747
	Keihanshin Real Estate Co., Ltd.	144,000	1,050,313
	Kirayaka Holdings, Inc.	98,000	220,085
#	Kiyo Holdings, Inc.	2,147,000	3,941,142
#	Kobayashi Yoko Co., Ltd.	30,400	314,204
#	Kosei Securities Co., Ltd.	295,000	503,598
*	Kyushu-Shinwa Holdings, Inc.	1,490,000	2,182,521
#	Marusan Securities Co., Ltd.	254,000	3,514,513
	Meiwa Estate Co., Ltd.	89,300	1,379,891
#	Mito Securities Co., Ltd.	260,000	1,325,331
	Mitsubishi UFJ Financial Group, Inc.	1	10,027
	Miyazaki Bank, Ltd.	507,000	2,249,770
	Nisshin Fudosan Co., Ltd.	75,900	988,084
#	Odakyu Real Estate Co., Ltd.	120,000	567,727
	Osaka Securities Finance Co., Ltd.	54,000	236,219
#	Pocket Card Co., Ltd.	82,000	505,369
	Ricoh Leasing Co., Ltd.	103,200	2,711,931
#	Sankei Building Co., Ltd.	235,000	2,250,436
#	Sanyo Electric Credit Co., Ltd.	130,800	3,572,813

9

# *	Seven Seas Holdings Co., Ltd.	194,000	$329,010
	Shikoku Bank, Ltd.	736,000	2,842,036
#	Shimizu Bank, Ltd.	32,900	1,535,537
	Shinki Co., Ltd.	217,500	613,751
	Shoei Co., Ltd.	34,848	998,680
#	Suruga Corp.	126,300	3,061,973
#	Tachihi Enterprise Co., Ltd.	42,650	1,806,114
	Takagi Securities Co., Ltd.	186,000	826,263
	The Aichi Bank, Ltd.	28,700	3,148,857
	The Akita Bank, Ltd.	683,000	3,490,298
	The Aomori Bank, Ltd.	627,000	2,588,051
	The Bank of Ikeda, Ltd.	47,500	2,222,296
	The Bank of Iwate, Ltd.	66,500	3,836,875
	The Bank of Okinawa, Ltd.	76,500	2,822,672
	The Bank of Saga, Ltd.	599,000	2,196,287
*	The Chiba Kogyo Bank, Ltd.	174,200	2,419,882
	The Chukyo Bank, Ltd.	751,000	2,392,309
	The Daisan Bank, Ltd.	637,000	2,157,378
	The Daito Bank, Ltd.	376,000	553,533
	The Ehime Bank, Ltd.	552,000	1,909,400
	The Eighteenth Bank, Ltd.	630,000	2,938,294
	The Fukui Bank, Ltd.	820,000	2,720,646
	The Hokuetsu Bank, Ltd.	852,000	2,193,123
	The Kagawa Bank, Ltd.	276,350	1,743,629
#	The Kanto Tsukuba Bank, Ltd.	181,300	1,686,883
	The Kita-Nippon Bank, Ltd.	27,906	1,243,019
	The Michinoku Bank, Ltd.	538,000	1,896,447
	The Minato Bank, Ltd.	1,428,000	3,144,373
	The Nagano Bank, Ltd.	288,000	1,054,764
	The Oita Bank, Ltd.	503,000	3,624,222
#	TOC Co., Ltd.	443,950	2,935,403
	Tochigi Bank, Ltd.	396,000	2,233,296
	Toho Bank, Ltd.	778,000	3,365,251
	Toho Real Estate Co., Ltd.	180,000	1,232,805
	Tohoku Bank, Ltd.	281,000	525,925
#	Tokushima Bank, Ltd.	258,200	1,794,746
	Tokyo Rakutenchi Co., Ltd.	204,000	911,220
#	Tokyo Theatres Co., Inc.	248,000	668,881
	Tokyu Community Corp.	49,400	1,475,424
	Tokyu Livable, Inc.	44,100	3,357,160
	Tomato Bank, Ltd.	364,000	801,525
#	Tottori Bank, Ltd.	303,000	842,066
#	Towa Bank, Ltd.	833,000	1,572,658
# *	Towa Real Estate Development Co., Ltd.	371,000	1,999,524
	Toyo Securities Co., Ltd.	295,000	1,353,973
	Yamagata Bank, Ltd.	599,000	3,186,926
#	Yuraku Real Estate Co., Ltd.	200,000	1,166,482
Total Financials			146,754,845

Health Care — (2.7%)
	Aloka Co., Ltd.	95,000	994,963
	As One Corp.	64,880	1,805,920
	ASKA Pharmaceutical Co., Ltd.	103,000	822,935
	Create Medic Co., Ltd.	28,000	291,072
#	Eiken Chemical Co., Ltd.	73,000	808,020

10

	FALCO biosystems, Ltd.	35,200	$279,734
#	Fuso Pharmaceutical Industries, Ltd.	295,000	870,847
	Hitachi Medical Corp.	126,000	1,284,512
#	Hogy Medical Co., Ltd.	56,000	2,612,132
	Iwaki & Co., Ltd.	55,000	133,150
#	Japan Medical Dynamic Marketing, Inc.	44,900	116,163
#	Jeol, Ltd.	259,000	1,703,062
	JMS Co., Ltd.	108,000	370,665
	Kaken Pharmaceutical Co., Ltd.	389,000	3,164,851
	Kawamoto Corp.	4,000	19,382
	Kawanishi Holdings, Ltd.	7,400	98,087
	Kawasumi Laboratories, Inc.	45,000	266,720
#	Kissei Pharmaceutical Co., Ltd.	196,000	3,376,904
#	KYORIN Co., Ltd.	203,000	2,577,598
	Mochida Pharmaceutical Co., Ltd.	430,000	4,134,696
#	Nichii Gakkan Co.	124,500	2,240,456
	Nihon Kohden Corp.	154,000	3,576,990
#	Nikkiso Co., Ltd.	243,000	1,820,479
# *	Nippon Chemiphar Co., Ltd.	119,000	647,305
	Nippon Shinyaku Co., Ltd.	243,000	2,047,420
#	Nipro Corp.	193,000	3,762,754
	Nissui Pharmaceutical Co., Ltd.	67,800	542,943
#	Paramount Bed Co., Ltd.	109,400	2,151,839
	Rion Co., Ltd.	5,000	32,105
	Rohto Pharmaceutical Co., Ltd.	373,000	4,264,385
#	Seikagaku Corp.	196,500	2,101,052
#	SSP Co., Ltd.	414,000	2,402,079
	Torii Pharmaceutical Co., Ltd.	98,900	1,668,316
	Towa Pharmaceutical Co., Ltd.	57,800	1,834,223
	Vital-Net, Inc.	131,300	928,740
#	Wakamoto Pharmaceutical Co., Ltd.	102,000	443,091
#	Zeria Pharmaceutical Co., Ltd.	153,000	1,383,429
Total Health Care			57,579,019

Industrials — (21.8%)
#	A&A Material Corp.	235,000	339,590
#	Advan Co., Ltd.	91,900	1,180,362
	ADVANEX, Inc.	121,000	225,162
	Aeon Delight Co., Ltd.	71,400	2,221,657
	Aica Kogyo Co., Ltd.	243,000	3,318,049
#	Aichi Corp.	267,800	2,498,291
	Aida Engineering, Ltd.	273,000	1,911,528
	Airport Facilities Co., Ltd.	171,970	1,084,886
	Airtech Japan, Ltd.	26,700	257,981
	Alps Logistics Co., Ltd.	53,900	938,949
# *	Altech Co., Ltd.	23,000	83,832
#	Altech Corp.	31,150	375,067
#	Amano Corp.	274,000	3,336,874
	Ando Corp.	264,000	534,418
	Anest Iwata Corp.	152,000	857,041
*	Arai-Gumi, Ltd.	131,150	136,792
#	ART Corp.	34,000	1,135,046
#	Asahi Diamond Industrial Co., Ltd.	251,000	1,829,850
	Asahi Kogyosha Co., Ltd.	101,000	381,766
	Asahi Pretec Corp.	122,050	3,050,198

11

#	Asanuma Corp.	234,000	$436,068
	Asia Air Survey Co., Ltd.	32,000	105,706
#	Asunaro Aoki Construction Co., Ltd.	156,000	1,020,410
	Ataka Construction & Engineering Co., Ltd.	60,000	180,011
	Bando Chemical Industries, Ltd.	349,000	1,804,262
	Biken Techno Corp.	14,100	103,075
	Bunka Shutter Co., Ltd.	245,000	1,504,958
	Central Glass Co., Ltd.	617,000	4,168,911
	Central Security Patrols Co., Ltd.	45,800	460,454
#	Chudenko Corp.	220,000	3,728,682
#	Chugai Ro Co., Ltd.	308,000	1,246,042
#	Chuo Denki Kogyo Co., Ltd.	71,000	386,716
#	CKD Corp.	227,000	2,109,621
	Commuture Corp.	144,202	1,071,320
#	Cosel Co., Ltd.	142,300	2,530,635
	CTI Engineering Co., Ltd.	38,200	284,329
	Dai-Dan Co., Ltd.	145,000	917,096
	Daihen Corp.	471,000	2,746,116
	Daiho Corp.	202,000	400,632
	Daiichi Chuo Kisen Kaisha	772,000	2,290,595
#	Dai-Ichi Jitsugyo Co., Ltd.	177,000	874,713
#	Daimei Telecom Engineering Corp.	143,000	1,688,565
	Daiseki Co., Ltd.	131,812	2,582,586
# *	Daisue Construction Co., Ltd.	316,500	297,177
	Daiwa Industries, Ltd.	164,000	1,133,911
	Danto Holdings Corp.	92,000	308,726
#	Densei-Lambda K.K.	64,284	917,618
	Denyo Co., Ltd.	83,000	927,259
	DMW Corp.	1,600	73,346
# *	Eneserve Corp.	82,100	319,581
	Enshu, Ltd.	188,000	490,048
#	Freesia Macross Corp.	1,355,000	562,091
# *	Fudo Tetra Corp.	619,800	519,851
	Fuji Electric Engineering & Construction Co., Ltd.	41,000	63,943
# *	Fujisash Co., Ltd.	106,300	130,617
#	Fujita Corp.	115,010	433,572
	Fujitec Co., Ltd.	312,000	2,133,975
	Fukuda Corp.	136,000	512,265
	Fukusima Industries Corp.	27,500	298,107
#	Fukuyama Transporting Co., Ltd.	959,000	3,876,287
	Funai Consulting, Co., Ltd.	102,000	695,956
#	Furukawa Co., Ltd.	1,357,000	3,361,063
	Furusato Industries, Ltd.	52,000	852,617
	Futaba Corp.	163,800	3,898,211
#	Gecoss Corp.	116,700	690,898
#	GS Yuasa Corp.	1,282,000	2,711,972
#	Hakuyosha Co., Ltd.	88,000	254,392
# *	Haltec Corp.	62,000	86,102
#	Hamai Co., Ltd.	97,000	267,584
	Hanwa Co., Ltd.	720,000	3,589,981
#	Hazama Corp.	293,600	394,968
	Hibiya Engineering, Ltd.	120,000	1,036,958
#	Hisaka Works, Ltd.	41,000	757,143
	Hitachi Metals Techno, Ltd.	57,500	291,620

12

#	Hitachi Plant Technologies, Ltd.	681,570	$4,101,458
	Hitachi Tool Engineering, Ltd.	89,000	1,322,682
	Hitachi Transport System, Ltd.	358,000	4,088,802
# *	Hitachi Zosen Corp.	2,701,000	4,712,402
	Hokuetsu Industries Co., Ltd.	96,000	309,711
	Hokuriku Electrical Construction Co., Ltd.	56,000	199,432
#	Hosokawa Micron Corp.	136,000	1,147,471
#	Howa Machinery, Ltd.	389,000	501,430
	IBJ Leasing Co., Ltd.	127,800	3,201,086
#	Ichiken Co., Ltd.	105,000	264,505
	Ichinen Co., Ltd.	56,000	301,706
#	Idec Corp.	128,000	2,071,126
#	Iino Kaiun Kaisha, Ltd.	355,000	3,778,297
	i-Logistics Corp.	91,000	294,116
#	Inaba Denki Sangyo Co., Ltd.	88,300	3,084,748
	Inabata and Co., Ltd.	215,000	1,724,322
# *	Inoue Kogyo Co., Ltd.	425,000	273,882
#	Inui Steamship Co., Ltd.	83,000	582,829
# *	Iseki & Co., Ltd.	779,000	1,608,309
# *	Ishikawa Seisakusho, Ltd.	154,000	167,158
*	Ishikawajima Construction Materials Co., Ltd.	43,000	78,369
	Ishikawajima Transport Machinery Co., Ltd.	68,000	317,669
	Itoki Crebio Corp.	179,000	1,519,127
	Iwasaki Electric Co., Ltd.	238,000	577,861
#	Iwatani International Corp.	870,000	2,592,587
# *	J Bridge Corp.	186,000	198,960
#	Jalux, Inc.	39,100	736,484
#	Jamco Corp.	82,000	715,418
	Japan Airport Terminal Co., Ltd.	305,700	4,446,249
# *	Japan Bridge Corp.	44,350	133,328
#	Japan Cash Machine Co., Ltd.	94,115	983,672
	Japan Foundation Engineering Co., Ltd.	95,600	353,234
#	Japan Kenzai Co., Ltd.	83,740	524,571
#	Japan Pulp and Paper Co., Ltd.	514,000	2,003,478
# *	Japan Servo Co., Ltd.	80,000	324,979
	Japan Steel Tower Co., Ltd.	44,000	197,733
#	Japan Transcity Corp.	217,000	975,110
	JFE Shoji Holdings, Inc.	813,000	4,045,110
	K.R.S. Corp.	39,200	519,685
#	Kamagai Gumi Co., Ltd.	470,800	905,200
	Kamei Corp.	121,000	946,321
	Kanaden Corp.	108,000	701,024
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	936,540
	Kanamoto Co., Ltd.	102,000	886,823
#	Kandenko Co., Ltd.	150,000	1,028,019
# *	Kanematsu Corp.	1,431,625	3,086,984
# *	Kanematsu-NNK Corp.	125,000	172,375
#	Katakura Industries Co., Ltd.	119,000	2,040,212
	Kato Works Co., Ltd.	190,000	920,257
# *	Kawada Industries, Inc.	158,000	290,839
*	Kawagishi Bridge Works Co., Ltd.	38,000	144,512
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	397,897
# *	Kimmon Manufacturing Co., Ltd.	180,000	272,765
#	Kimura Chemical Plants Co., Ltd.	61,000	335,012
#	Kinki Sharyo Co., Ltd.	212,000	900,557

13

*	Kinsho Corp.	91,000	$323,983
	Kintetsu World Express, Inc.	120,000	4,242,093
	Kioritz Corp.	210,000	637,958
	Kitagawa Iron Works Co., Ltd.	306,000	745,445
#	Kitano Construction Corp.	237,000	551,290
	Kitazawa Sangyo Co., Ltd.	57,000	231,923
	Kitz Corp.	406,000	3,673,348
#	Koike Sanso Kogyo Co., Ltd.	136,000	789,340
	Koito Industries, Ltd.	102,000	371,578
# *	Kokusai Kogyo Co., Ltd.	114,000	516,531
#	Komai Tekko, Inc.	109,000	279,331
	Komatsu Wall Industry Co., Ltd.	33,700	561,054
	Kondotec, Inc.	40,500	343,125
	Kosaido Co., Ltd.	79,000	471,772
#	Kuroda Electric Co., Ltd.	103,100	1,353,214
#	Kyodo Printing Co., Ltd.	311,000	1,207,948
#	Kyoei Sangyo Co., Ltd.	97,000	337,551
#	Kyokuto Boeki Kaisha, Ltd.	82,000	288,493
	Kyokuto Kaihatsu Kogyo Co., Ltd.	138,300	1,131,779
	Kyosan Electric Manufacturing Co., Ltd.	193,000	733,530
	Kyowa Exeo Corp.	354,000	3,874,087
	Kyudenko Corp.	264,000	1,663,391
*	Link Consulting Associates - Japan Corp.	24,300	25,429
# *	Lonseal Corp.	127,000	183,036
#	Maeda Corp.	641,000	2,331,643
	Maeda Road Construction Co., Ltd.	322,000	2,538,079
	Maezawa Industries, Inc.	59,300	282,711
#	Maezawa Kaisei Industries Co., Ltd.	48,200	723,838
	Makino Milling Machine Co., Ltd.	345,000	4,397,389
	Marubeni Construction Material Lease Co., Ltd.	78,000	177,810
*	Maruka Machinery Co., Ltd.	28,100	358,412
	Maruwn Corp.	66,000	216,642
#	Maruyama Manufacturing Co., Inc.	150,000	366,570
	Maruzen Showa Unyu Co., Ltd.	312,000	1,124,464
#	Matsuda Sangyo Co., Ltd.	82,300	2,068,496
	Matsui Construction Co., Ltd.	98,600	475,541
# *	Matsuo Bridge Co., Ltd.	72,000	86,639
#	Max Co., Ltd.	188,000	2,829,467
#	Meidensha Corp.	785,050	2,529,297
# *	Meiji Machine Co., Ltd.	213,000	158,369
#	Meiji Shipping Co., Ltd.	109,000	369,910
	Meisei Industrial Co., Ltd.	29,000	126,162
#	Meitec Corp.	138,800	4,471,573
	Meito Transportation Co., Ltd.	22,000	170,254
# *	Meiwa Trading Co., Ltd.	119,000	371,348
#	Mirai Group Co., Ltd.	100,000	113,503
	Mitani Corp.	52,900	655,951
#	Mitsubishi Cable Industries, Ltd.	681,000	1,088,115
#	Mitsubishi Kakoki Kaisha, Ltd.	243,000	776,970
#	Mitsubishi Pencil Co., Ltd.	116,500	1,952,630
	Mitsuboshi Belting, Ltd.	266,000	1,777,978
#	Mitsui Matsushima Co., Ltd.	246,000	363,489
	Mitsui-Soko Co., Ltd.	487,000	3,208,395
	Mitsumura Printing Co., Ltd.	95,000	375,609
	Miura Co., Ltd.	144,800	3,750,874

14

	Miura Printing Corp.	19,000	$51,543
# *	Miyaji Engineering Group	203,000	259,830
# *	Miyakoshi Corp.	31,100	545,521
*	Mori Denki Mfg. Co., Ltd.	628,000	111,518
	Morita Corp.	144,000	834,817
	Moshi Moshi Hotline, Inc.	59,350	2,744,993
	Mystar Engineering Corp.	15,600	85,448
	NAC Co., Ltd.	28,900	475,766
#	Nachi-Fujikoshi Corp.	604,000	3,028,509
	Naikai Zosen Corp.	58,000	287,385
	Nakano Corp.	103,000	193,703
	Narasaki Sangyo Co., Ltd.	68,000	106,564
	NEC Leasing, Ltd.	72,600	1,502,213
#	NEC System Integration & Construction, Ltd.	172,100	2,174,590
	New Tachikawa Aircraft Co., Ltd.	10,100	215,560
	Nichias Corp.	435,000	3,744,216
	Nichiban Co., Ltd.	125,000	492,516
#	Nichiha Corp.	117,680	1,641,579
#	Nihon Spindle Manufacturing Co., Ltd.	115,000	318,434
	Nikko Co., Ltd.	127,000	372,803
#	Nippei Toyama Corp.	173,000	2,005,947
	Nippo Corp.	400,000	3,101,914
#	Nippon Carbon Co., Ltd.	387,000	1,470,410
# *	Nippon Conveyor Co., Ltd.	168,000	163,206
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,624,119
	Nippon Denwa Shisetu Co., Ltd.	208,000	791,001
*	Nippon Filcon Co., Ltd.	67,000	627,579
#	Nippon Hume Corp.	91,000	329,145
	Nippon Jogesuido Sekkei Co., Ltd.	289	299,142
#	Nippon Kanzai Co., Ltd.	71,000	1,932,060
#	Nippon Koei Co., Ltd., Tokyo	279,000	846,054
	Nippon Konpo Unyu Soko Co., Ltd.	259,000	3,618,082
#	Nippon Parking Development Co., Ltd.	10,609	731,774
	Nippon Seisen Co., Ltd.	84,000	489,206
#	Nippon Sharyo, Ltd.	506,000	1,388,774
	Nippon Shindo Co., Ltd.	50,000	125,079
	Nippon Signal Co., Ltd.	202,000	1,449,186
	Nippon Steel Trading Co., Ltd.	399,000	1,293,146
	Nippon Thompson Co., Ltd.	252,000	2,328,604
#	Nippon Tungsten Co., Ltd.	82,000	240,176
#	Nippon Yusoki Co., Ltd.	126,000	747,247
#	Nishimatsu Construction Co., Ltd.	946,000	3,054,478
	Nishishiba Electric Co., Ltd.	73,000	135,989
# *	Nissan Diesel Motor Co., Ltd.	1,167,000	5,233,407
#	Nissei Corp.	102,400	1,318,880
	Nissei Plastic Industrial Co., Ltd.	68,000	441,075
	Nissin Corp.	325,000	1,168,586
#	Nissin Electric Co., Ltd.	370,000	1,478,425
	Nitchitsu Co., Ltd.	60,000	210,042
	Nitta Corp.	99,800	2,131,941
	Nitto Boseki Co., Ltd.	841,000	3,060,693
	Nitto Electric Works, Ltd.	154,800	2,477,566
	Nitto Kohki Co., Ltd.	78,300	1,824,944
	Nitto Seiko Co., Ltd.	129,000	924,712
# *	Nittoc Construction Co., Ltd.	156,000	149,269

15

	Noda Corp.	33,800	$150,477
#	Nomura Co., Ltd.	193,000	1,041,886
#	Noritz Corp.	177,100	3,385,052
# *	Oak Capital Corp.	649,354	461,347
	Obayashi Road Corp.	106,000	206,251
	Odakyu Construction Co., Ltd.	63,500	184,029
*	Ohmori Co., Ltd.	95,400	27,385
	Oiles Corp.	101,952	2,232,295
	Okabe Co., Ltd.	174,000	876,968
#	Okamoto Machine Tool Works, Ltd.	146,000	703,774
	Okamura Corp.	389,000	4,264,504
# *	Okano Valve Manufacturing Co.	43,000	212,919
#	Oki Electric Cable Co., Ltd.	117,000	285,628
	OKK Corp.	233,000	920,197
#	Okumura Corp.	724,000	3,965,340
#	O-M, Ltd.	107,000	624,851
	Onoken Co., Ltd.	66,800	957,162
#	Organo Corp.	189,000	2,653,543
#	Oriental Construction Co., Ltd.	65,900	242,650
	Original Engineering Consultants Co., Ltd.	9,000	31,381
	Oyo Corp.	100,400	1,131,216
	P.S. Mitsubishi Construction Co., Ltd.	76,800	274,598
*	Pasco Corp.	242,500	447,733
#	Pasona, Inc.	1,438	3,032,862
	Patlite Corp.	64,880	608,202
# *	Penta-Ocean Construction Co., Ltd.	1,666,000	2,141,319
# *	PIA Corp.	29,500	447,697
#	Pilot Corp.	156	1,250,976
#	PRONEXUS, Inc.	124,000	1,227,295
#	Raito Kogyo Co., Ltd.	178,900	577,542
#	Rasa Industries, Ltd.	251,000	885,916
	Rheon Automatic Machinery Co., Ltd.	64,000	225,218
	Riken Electric Wire Co., Ltd.	39,000	71,512
	Ryobi, Ltd.	519,000	4,163,320
# *	Saeki Kensetsu Kogyo Co., Ltd.	211,000	157,004
*	Sailor Pen Co., Ltd.	127,000	170,070
#	Sakai Heavy Industries, Ltd.	126,000	290,390
# *	Sakurada Co., Ltd.	225,000	95,100
# *	Sanix, Inc.	127,300	218,369
#	Sanki Engineering Co., Ltd.	249,000	1,596,716
	Sanko Metal Industrial Co., Ltd.	118,000	268,618
	Sankyo-Tateyama Holdings, Inc.	1,094,000	2,374,761
	Sanritsu Corp.	17,800	172,524
	Sanyo Denki Co., Ltd.	204,000	1,556,100
	Sanyo Engineering & Construction, Inc.	48,000	235,615
	Sanyo Industries, Ltd., Tokyo	102,000	264,497
#	Sasebo Heavy Industries Co., Ltd., Tokyo	538,000	2,048,886
# *	Sata Construction Co., Ltd.	234,000	207,776
#	Sato Corp.	107,200	2,161,837
	Sato Shoji Corp.	67,000	647,446
	Sawafuji Electric Co., Ltd.	48,000	136,541
	Secom Joshinetsu Co., Ltd.	34,800	799,887
	Secom Techno Service Co., Ltd.	44,500	1,906,119
	Seibu Electric Industry Co., Ltd.	67,000	351,970
#	Seika Corp.	274,000	1,007,507
# *	Seikitokyu Kogyo Co., Ltd.	335,000	266,480

16

	Sekisui Jushi Co., Ltd.	153,000	$1,203,054
	Senko Co., Ltd.	348,000	1,181,096
#	Senshu Electric Co., Ltd.	33,300	833,495
#	Shibaura Mechatronics Corp.	163,000	793,271
	Shibusawa Warehouse Co., Ltd.	241,000	1,104,754
	Shibuya Kogyo Co., Ltd.	84,500	688,977
#	Shima Seiki Manufacturing Co., Ltd.	130,300	3,405,510
	Shin Nippon Air Technologies Co., Ltd.	76,080	600,536
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	631,609
#	Shinko Electric Co., Ltd.	490,000	1,827,147
#	Shin-Kobe Electric Machinery Co., Ltd.	161,000	825,480
	Shinmaywa Industries, Ltd.	413,000	2,131,590
#	Shinnihon Corp.	198,400	1,085,708
	Shinsho Corp.	271,000	911,027
#	Shinwa Kaiun Kaisha, Ltd.	514,000	2,595,721
	Shiraishi Corp.	25,000	26,751
#	Sho-Bond Corp.	92,900	999,402
#	Shoko Co., Ltd.	324,000	559,876
#	Showa Aircraft Industry Co., Ltd.	114,000	1,704,484
#	Showa KDE Co., Ltd.	124,000	232,087
	Sintokogio, Ltd.	197,000	2,823,060
	Soda Nikka Co., Ltd.	67,000	290,238
#	Sodick Co., Ltd.	175,000	1,294,577
#	Space Co., Ltd.	75,320	696,043
	Subaru Enterprise Co., Ltd.	59,000	191,583
	Sugimoto & Co., Ltd.	35,000	562,331
# *	Sumitomo Coal Mining Co., Ltd.	670,500	761,364
	Sumitomo Densetsu Co., Ltd.	107,400	363,693
# *	Sumitomo Mitsui Construction Co., Ltd.	363,560	824,231
#	Sumitomo Precision Products Co., Ltd.	166,000	934,710
	Sumitomo Warehouse Co., Ltd.	130,000	1,026,033
	Sun Wave Corp.	155,000	440,850
	Suzuki Metal Industry Co., Ltd.	71,000	218,090
#	SWCC Showa Holdings Co., Ltd.	720,000	1,005,251
	Tadano, Ltd.	150,000	1,772,702
	Taihei Dengyo Kaisha, Ltd.	142,000	1,117,921
#	Taihei Kogyo Co., Ltd.	249,000	1,366,883
# *	Taiheiyo Kaiun Co., Ltd.	167,000	228,161
# *	Taiheiyo Kouhatsu, Inc.	198,000	222,342
#	Taiho Kogyo Co., Ltd.	89,500	1,286,783
#	Taikisha, Ltd.	129,000	1,466,043
#	Taisei Rotec Corp.	271,000	512,104
#	Takada Kiko Co., Ltd.	44,000	184,681
	Takano Co., Ltd.	47,000	561,609
#	Takaoka Electric Manufacturing Co., Ltd.	320,000	650,223
#	Takara Printing Co., Ltd.	39,055	357,012
#	Takara Standard Co., Ltd.	515,000	2,968,928
#	Takasago Thermal Engineering Co., Ltd.	289,000	2,602,620
#	Takashima & Co., Ltd.	137,000	305,791
	Takigami Steel Construction Co., Ltd.	50,000	241,329
	Takisawa Machine Tool Co., Ltd.	191,000	503,576
#	Takuma Co., Ltd.	294,000	1,987,584
	Tanseisha Co., Ltd.	74,000	335,104
#	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	669,838
	TCM Corp.	339,000	1,082,139

17

	Techno Associe Co., Ltd.	59,900	$693,097
	Techno Ryowa, Ltd.	66,600	505,929
	Teikoku Electric Manufacturing Co., Ltd.	27,300	522,136
# *	Tekken Corp.	478,000	590,523
	Teraoka Seisakusho Co., Ltd.	55,000	447,728
#	The Keihin Co., Ltd.	204,000	469,591
	The Kodensha Co., Ltd.	25,000	77,538
#	The Nippon Road Co., Ltd.	299,000	578,813
	The Yasuda Warehouse Co., Ltd.	94,000	1,021,476
*	Toa Corp.	723,000	770,587
#	Toa Doro Kogyo Co., Ltd.	155,000	298,477
# *	Tobishima Corp.	1,231,500	876,216
#	Tocalo Co., Ltd.	53,000	1,464,991
	Todentu Corp.	121,000	396,839
	Toenec Corp.	240,000	1,012,014
	Tokai Lease Co., Ltd.	86,000	187,242
	Tokimec, Inc.	272,000	699,304
	Toko Electric Corp.	88,000	362,899
	Tokyo Biso Kogyo Corp.	19,000	129,153
	Tokyo Energy & Systems, Inc.	115,000	1,111,628
#	Tokyo Kikai Seisakusho, Ltd.	281,000	912,171
#	Tokyo Leasing Co., Ltd.	223,800	3,591,760
	Tokyo Sangyo Co., Ltd.	78,000	311,543
#	Tokyu Construction Co., Ltd.	332,800	2,364,564
	Toli Corp.	203,000	588,003
#	Tomoe Corp.	115,500	423,741
#	Tonami Transportation Co., Ltd.	301,000	815,750
#	Tori Holdings Co., Ltd.	2,969,000	754,629
#	Torishima Pump Manufacturing Co., Ltd.	96,000	904,603
	Toshiba Plant Kensetsu Co., Ltd.	337,000	2,556,507
#	Tosho Printing Co., Ltd.	208,000	691,131
#	Totetsu Kogyo Co., Ltd.	111,000	784,942
# *	Toyo Construction Co., Ltd.	919,000	801,352
#	Toyo Electric Co., Ltd.	143,000	589,072
#	Toyo Engineering Corp.	622,000	3,234,369
#	Toyo Machinery & Metal Co., Ltd.	61,000	377,518
	Toyo Shutter Co., Ltd.	11,800	144,189
#	Toyo Wharf & Warehouse Co., Ltd.	249,000	527,035
#	Trusco Nakayama Corp.	114,100	2,306,127
	Tsubakimoto Chain Co.	609,000	3,807,066
	Tsubakimoto Kogyo Co., Ltd.	97,000	377,010
#	Tsudakoma Corp.	204,000	546,501
#	Tsugami Corp.	272,000	1,552,221
#	Tsukishima Kikai Co., Ltd.	152,000	1,575,807
	Tsurumi Manufacturing Co., Ltd.	89,000	888,139
	Tsuzuki Denki Co., Ltd.	75,000	253,925
	TTK Co., Ltd.	62,000	367,092
	Uchida Yoko Co., Ltd.	175,000	832,635
	Ueki Corp.	47,000	82,885
	UFJ Central Leasing Co., Ltd.	69,000	3,302,325
#	Union Tool Co.	76,600	3,137,481
#	Utoc Corp.	88,000	575,028
# *	Venture Link Co., Ltd.	405,500	857,959
# *	Wakachiku Construction Co., Ltd.	395,000	413,980
	Wavelock Holdings Co., Ltd.	31,500	189,920

18

	Weathernews, Inc.	20,000	$93,331
	Yahagi Construction Co., Ltd.	135,000	647,578
	Yamato Corp.	82,000	320,885
	Yamaura Corp.	40,500	116,607
	Yamazen Co., Ltd.	315,000	2,301,537
#	Yokogawa Bridge Corp.	142,400	804,375
	Yondenko Corp.	124,800	677,400
#	Yuasa Trading Co., Ltd.	751,000	1,415,601
#	Yuken Kogyo Co., Ltd.	135,000	541,439
	Yurtec Corp.	263,000	1,390,372
	Yushin Precision Equipment Co., Ltd.	49,940	850,828
Total Industrials			467,205,211

Information Technology — (9.2%)
	Aichi Tokei Denki Co., Ltd.	113,000	334,614
	Aiphone Co., Ltd.	67,000	1,314,121
# *	Allied Telesis Holdings K.K.	279,600	257,775
#	Alpha Systems, Inc.	40,100	1,190,749
#	Anritsu Corp.	431,000	2,048,701
#	AOI Electronics Co., Ltd.	38,400	797,618
*	Apic Yamada Corp.	36,000	224,777
	Argo 21 Corp.	35,200	298,360
#	Arisawa Manufacturing Co., Ltd.	139,400	1,464,449
#	CAC Corp.	70,900	609,129
	Canon Electronics, Inc.	70,000	2,276,986
	Canon Finetech, Inc.	146,070	2,790,079
#	Capcom Co., Ltd.	204,900	2,934,391
#	Chino Corp.	143,000	465,058
#	CMK Corp.	216,000	2,614,421
	Computer Engineering & Consulting, Ltd.	57,100	664,060
	Core Corp.	45,700	384,220
	Cresco, Ltd.	11,600	113,686
	Daiko Denshi Tsushin, Ltd.	23,000	53,887
#	Daiwabo Information System Co., Ltd.	62,000	850,530
#	Denki Kogyo Co., Ltd.	243,000	2,147,994
	DKK TOA Corp.	31,000	82,512
#	Dodwell B.M.S., Ltd.	148,900	749,190
	DTS Corp.	43,600	1,551,196
#	eAccess, Ltd.	4,747	3,152,823
	Eizo Nanao Corp.	77,600	2,559,580
*	Elna Co., Ltd.	97,000	172,180
#	Enplas Corp.	67,800	1,104,375
#	Epson Toyocom Corp.	437,000	3,158,451
	ESPEC Corp.	74,000	931,785
# *	FDK Corp.	386,000	548,540
	Fuji Soft, Inc.	127,000	3,774,074
*	Fujitsu Access, Ltd.	82,300	377,811
# *	Fujitsu Component, Ltd.	177	276,010
	Fujitsu Devices, Inc.	78,000	1,062,717
#	Fujitsu Fronttec, Ltd.	75,000	629,564
	Fuso Dentsu Co., Ltd.	16,000	61,305
#	Future System Consulting Corp.	1,504	1,122,696
#	GMO Internet, Inc.	197,000	1,597,358
	Graphtec Corp.	39,000	59,843
	Hakuto Co., Ltd.	75,600	1,165,765

19

	Hitachi Business Solution Co., Ltd.	43,200	$263,135
	Hitachi Information Systems, Ltd.	150,600	3,321,620
	Hitachi Kokusai Electric, Inc.	319,000	3,686,904
	Hitachi Software Engineering Co., Ltd.	194,800	4,038,463
	Hitachi Systems & Services, Ltd.	86,000	1,812,498
#	Hochiki Corp.	88,000	473,872
#	Hokuriku Electric Industry Co., Ltd.	286,000	629,329
	Horiba, Ltd.	50,000	1,686,280
	Hosiden Corp.	246,600	3,529,429
	Icom, Inc.	51,000	1,399,723
# *	Ikegami Tsushinki Co., Ltd.	174,000	257,304
	Ines Corp.	166,300	1,070,470
	I-Net Corp.	47,800	353,966
#	Information Services International-Dentsu, Ltd.	101,000	1,055,496
	INTEC Holdings, Ltd.	180,128	2,408,863
	Invoice, Inc.	36,923	1,856,589
	Ishii Hyoki Co., Ltd.	24,300	480,341
# *	Iwatsu Electric Co., Ltd.	311,000	444,297
	Japan Aviation Electronics Industry, Ltd.	213,000	2,651,489
	Japan Business Computer Co., Ltd.	68,900	729,709
	Japan Digital Laboratory Co., Ltd.	109,200	1,738,046
*	Japan Radio Co., Ltd.	446,000	1,378,883
#	Jastec Co., Ltd.	54,600	525,181
	JBIS Holdings, Inc.	47,400	186,313
	JIEC Co., Ltd.	199	193,956
	Kaga Electronics Co., Ltd.	96,300	1,722,952
#	Kanematsu Electronics, Ltd.	85,300	647,284
# *	Kasuga Electric Works, Ltd.	44,000	47,086
	Kawatetsu Systems, Inc.	174	190,328
#	Koa Corp.	147,400	2,156,351
#	Koei Co., Ltd.	233,700	3,950,705
# *	Kubotek Corp.	285	81,983
	Kyoden Co., Ltd.	160,000	612,398
	Kyowa Electronic Instruments Co., Ltd.	52,000	169,856
	Macnica, Inc.	62,500	1,844,474
	Marubeni Infotec Corp.	21,000	50,698
	Marubun Corp.	90,700	1,247,431
	Maruwa Co., Ltd.	34,000	685,319
#	Maspro Denkoh Corp.	62,600	526,284
#	Megachips Corp.	89,600	1,808,975
# *	Meisei Electric Co., Ltd.	318,000	269,276
#	Melco Holdings, Inc.	9,000	231,010
#	Mimasu Semiconductor Industry Co., Ltd.	107,581	2,281,089
#	Miroku Jyoho Service Co., Ltd.	107,000	313,456
#	Mitsui High-Tec, Inc.	138,300	1,800,201
	Mitsui Knowledge Industry Co., Ltd.	37,300	590,870
	Mitsumi Electric Co., Ltd.	188,000	6,206,013
	Moritex Corp.	35,100	205,796
*	Mutoh Industries, Ltd.	164,000	387,705
# *	Nagano Japan Radio Co., Ltd.	85,000	150,657
	Nakayo Telecommunications, Inc.	49,000	162,099
	NEC Fielding, Ltd.	188,600	2,476,987
	NEC Mobiling, Ltd.	46,000	870,721
# *	NEC Tokin Corp.	392,000	1,598,964
#	Net One Systems Co., Ltd.	1,869	2,211,699

20

# *	Netmarks, Inc.	523	$351,536
#	New Japan Radio Co., Ltd.	112,000	669,028
#	NextCom K.K.	1,000	324,560
#	Nichicon Corp.	272,300	3,673,303
#	Nihon Dempa Kogyo Co., Ltd.	69,900	3,425,739
	Nihon Inter Electronics Corp.	94,700	541,652
	Nippon Avionics Co., Ltd.	83,000	314,399
	Nippon Ceramic Co., Ltd.	83,000	1,130,857
	Nippon Chemi-Con Corp.	431,000	3,814,590
	Nippon Systemware Co., Ltd.	30,000	167,505
#	Nissho Electronics Corp.	81,600	606,191
#	NIWS Co. HQ, Ltd.	2,210	714,239
	Nohmi Bosai, Ltd.	191,000	1,265,908
	NSD Co., Ltd.	178,600	2,754,629
	Okaya Electric Industries Co., Ltd.	62,000	334,274
	Ono Sokki Co., Ltd.	93,000	707,692
	Origin Electric Co., Ltd.	107,000	716,928
#	Osaki Electric Co., Ltd.	131,000	1,322,865
	PCA Corp.	17,500	244,668
# *	Pixela Corp.	33,000	248,050
*	Pulstec Industrial Co., Ltd.	21,200	46,364
	Ricoh Elemex Corp.	75,000	558,238
	Rikei Corp.	22,500	59,028
	Riken Keiki Co., Ltd.	71,400	576,287
#	Roland DG Corp.	61,400	2,138,581
#	Ryoden Trading Co., Ltd.	155,000	1,286,665
	Ryosan Co., Ltd.	128,300	3,292,397
	Ryoyo Electro Corp.	110,900	1,431,908
	Sanken Electric Co., Ltd.	80,000	837,798
	Sanko Co., Ltd.	22,000	114,343
	Sanshin Electronics Co., Ltd.	106,000	1,330,447
	Satori Electric Co., Ltd.	57,880	932,478
	Sekonic Corp.	36,000	94,231
	Shindengen Electric Manufacturing Co., Ltd.	281,000	1,252,661
	Shinkawa, Ltd.	63,900	1,472,993
	Shinko Shoji Co., Ltd.	78,000	1,525,994
	Shizuki Electric Co., Inc.	88,000	290,514
#	Siix Corp.	38,700	569,380
	SMK Corp.	272,000	1,751,642
	Sokkisha Co., Ltd.	107,000	490,699
	Sorun Corp.	95,100	823,237
*	SPC Electronics Corp.	48,200	131,387
	SRA Holdings	41,000	649,635
	Star Micronics Co., Ltd.	177,400	3,813,487
#	Sumida Corp.	63,549	1,134,595
#	Sumisho Computer Systems Corp.	160,100	3,360,335
#	Suntelephone Co., Ltd.	58,000	538,335
#	SUNX, Ltd.	109,500	913,253
	Tachibana Eletech Co., Ltd.	64,100	649,710
#	Tamura Corp.	244,000	1,101,495
#	Tamura Taiko Holdings, Inc.	194,000	602,114
# *	Teac Corp.	584,000	677,191
	Teikoku Tsushin Kogyo Co., Ltd.	156,000	754,898
#	TIS, Inc.	153,200	3,629,025
	TKC Corp.	103,300	1,802,832

21

#	Toko, Inc.	309,000	$1,180,152
#	Tokyo Denpa Co., Ltd.	24,900	326,949
	Tokyo Electron Device, Ltd.	321	574,014
#	Tomen Electronics Corp.	51,900	872,117
	Tose Co., Ltd.	23,100	328,241
*	Totoku Electric Co., Ltd., Tokyo	129,000	243,387
	Toukei Computer Co., Ltd.	28,410	364,423
#	Towa Corp.	74,800	467,921
# *	Towa Meccs Corp.	127,000	79,389
#	Toyo Corp.	113,600	1,505,237
#	Trans Cosmos, Inc.	167,900	3,412,934
	Trinity Industrial Corp.	56,000	474,497
	Tsuzuki Densan Co., Ltd.	22,500	109,976
	Uniden Corp.	206,000	1,590,229
# *	Union Holdings Co., Ltd.	105,000	133,178
	Yamaichi Electronics Co., Ltd.	64,400	492,958
	Yaskawa Information Systems Corp.	40,000	164,197
	Ye Data, Inc.	43,000	121,201
	Yokowo Co., Ltd.	64,200	678,692
	Zuken, Inc.	88,400	819,567
Total Information Technology			197,546,252

Materials — (8.4%)
	Achilles Corp.	633,000	1,109,847
	Adeka Corp.	338,000	3,894,841
	Agro-Kanesho Co., Ltd.	7,000	54,378
	Arakawa Chemical Industries, Ltd.	64,600	803,394
	Aronkasei Co., Ltd.	107,000	544,771
	Asahi Organic Chemicals Industry Co., Ltd.	317,000	1,340,921
	Chuetsu Pulp and Paper Co., Ltd.	358,000	773,784
	Chugai Mining Co., Ltd.	729,000	658,563
#	Chugoku Marine Paints, Ltd.	223,000	2,021,721
#	Chugokukogyo Co., Ltd.	105,000	157,611
*	Co-Op Chemical Co., Ltd.	163,000	200,423
#	Dai Nippon Toryo, Ltd.	458,000	818,558
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	484,003
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	332,899
	Daiken Corp.	450,000	1,524,974
#	Daiki Aluminium Industry Co., Ltd.	148,000	1,012,527
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,843,355
#	Daio Paper Corp.	446,000	3,563,797
#	Daiso Co., Ltd.	352,000	1,207,072
	DC Co., Ltd.	101,000	546,144
	Dijet Industrial Co., Ltd.	81,000	196,259
	Dynapac Co., Ltd.	25,000	89,144
#	FP Corp.	74,600	2,615,804
	Fujikura Kasei Co., Ltd.	90,000	916,977
	Fumakilla, Ltd.	59,000	173,851
	Geostar Corp.	43,000	89,970
#	Godo Steel, Ltd.	537,000	2,861,017
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	829,131
	Harima Chemicals, Inc.	80,000	549,463
	Hodogaya Chemical Co., Ltd.	261,000	896,324
	Hokkan Holdings, Ltd.	215,000	689,087
	Hokko Chemical Industry Co., Ltd.	90,000	314,289

22

#	Hokuetsu Paper Mills, Ltd.	513,000	$2,634,530
#	Hokushin Co., Ltd.	64,000	132,262
	Honshu Chemical Industry Co., Ltd.	35,000	322,504
	Ihara Chemical Industry Co., Ltd.	155,000	450,905
#	ISE Chemicals Corp.	81,000	927,446
# *	Ishihara Sangyo Kaisha, Ltd.	1,289,500	2,363,047
#	Ishii Iron Works Co., Ltd.	110,000	242,758
#	Japan Carlit Co., Ltd.	59,800	414,101
	JSP Corp.	109,600	1,342,194
#	Kanto Denka Kogyo Co., Ltd.	183,000	1,045,635
	Kasei (C.I.) Co., Ltd.	119,000	414,292
#	Katakura Chikkarin Co., Ltd.	43,000	130,099
	Kawasaki Kasei Chemicals, Ltd.	121,000	208,009
# *	Kishu Paper Co., Ltd.	267,000	612,431
	Koatsu Gas Kogyo Co., Ltd.	176,000	1,180,326
#	Kohsoku Corp.	64,500	378,897
	Konishi Co., Ltd.	62,700	595,534
	Kumiai Chemical Industry Co., Ltd.	263,000	585,960
	Kureha Corp.	660,000	3,314,031
#	Kurimoto, Ltd.	458,000	1,231,949
#	Kurosaki Harima Corp.	277,000	1,396,050
#	MEC Co., Ltd.	62,800	630,838
	Mesco, Inc.	30,000	165,906
#	Mitsubishi Paper Mills, Ltd.	1,124,000	2,084,984
	Mitsubishi Shindoh Co., Ltd.	179,000	645,174
#	Mitsubishi Steel Manufacturing Co., Ltd.	506,000	2,661,336
# *	Mitsui Mining Co., Ltd.	738,000	1,342,020
	Mory Industries, Inc.	135,000	677,162
#	Nakabayashi Co., Ltd.	185,000	405,375
#	Nakayama Steel Works, Ltd.	427,000	1,641,221
#	Neturen Co., Ltd., Tokyo	149,000	1,660,089
	Nichia Steel Works, Ltd.	157,900	678,474
	Nichireki Co., Ltd.	96,000	338,311
	Nifco, Inc.	171,000	4,414,398
	Nihon Kagaku Sangyo Co., Ltd.	81,000	659,812
	Nihon Matai Co., Ltd.	111,000	245,760
#	Nihon Nohyaku Co., Ltd.	224,000	848,389
	Nihon Parkerizing Co., Ltd.	225,000	3,776,384
	Nihon Seiko Co., Ltd.	18,000	61,083
*	Nippon Carbide Industries Co., Inc.	201,000	422,286
	Nippon Chemical Industrial Co., Ltd.	288,000	877,022
#	Nippon Chutetsukan K.K.	97,000	196,120
*	Nippon Chuzo K.K.	99,000	229,413
#	Nippon Concrete Industries Co., Ltd.	157,000	449,039
#	Nippon Denko Co., Ltd.	352,000	1,584,879
	Nippon Fine Chemical Co., Ltd.	82,000	586,421
	Nippon Foil Mfg., Co., Ltd.	51,000	84,681
#	Nippon Kasei Chemical Co., Ltd.	318,000	673,574
#	Nippon Kinzoku Co., Ltd.	200,000	831,040
#	Nippon Koshuha Steel Co., Ltd.	449,000	1,029,833
#	Nippon Metal Industry Co., Ltd.	608,000	2,758,136
	Nippon Paint Co., Ltd.	798,000	4,472,616
	Nippon Pigment Co., Ltd.	43,000	151,964
	Nippon Pillar Packing Co., Ltd.	76,000	726,819
	Nippon Soda Co., Ltd.	519,000	2,398,886

23

#	Nippon Valqua Industries, Ltd.	294,000	$1,130,918
#	Nippon Yakin Kogyo Co., Ltd.	406,000	3,748,757
	Nittetsu Mining Co., Ltd.	288,000	2,382,188
	Nitto FC Co., Ltd.	72,000	417,823
	NOF Corp.	695,000	3,541,201
#	Okamoto Industries, Inc.	386,000	1,353,413
#	Okura Industrial Co., Ltd.	192,000	700,824
*	Osaka Organic Chemical Industry, Ltd.	67,700	407,792
	Osaka Steel Co., Ltd.	146,100	2,793,341
	Riken Technos Corp.	202,000	718,441
# *	S Science Co., Ltd.	3,265,000	689,900
#	S.T. Chemical Co., Ltd.	94,700	1,251,707
	Sakai Chemical Industry Co., Ltd.	364,000	2,604,718
	Sakata INX Corp.	198,000	1,057,836
#	Sanyo Chemical Industries, Ltd.	410,000	2,810,223
#	Sanyo Special Steel Co., Ltd.	563,000	3,956,016
	Sekisui Plastics Co., Ltd.	324,000	1,181,198
	Shikoku Chemicals Corp.	190,000	1,134,927
	Shinagawa Refractories Co., Ltd.	203,000	887,931
#	Shin-Etsu Polymer Co., Ltd.	286,100	3,486,008
	Shinko Wire Co., Ltd.	157,000	279,332
	Showa Tansan Co., Ltd.	49,000	175,044
	Somar Corp.	43,000	170,625
#	Stella Chemifa Corp.	39,600	1,283,310
#	Sumitomo Light Metal Industries, Ltd.	1,239,000	3,050,935
	Sumitomo Osaka Cement Co., Ltd.	215,000	643,840
	Sumitomo Pipe & Tube Co., Ltd.	100,000	725,630
	Sumitomo Seika Chemicals Co., Ltd.	222,000	1,260,056
#	Taisei Lamick Co., Ltd.	18,900	484,381
	Takasago International Corp.	348,000	1,857,889
	Takiron Co., Ltd.	249,000	873,081
	Tayca Corp.	154,000	438,936
	The Nippon Synthetic Chemical Industry Co., Ltd.	326,000	1,494,390
	The Pack Corp.	61,800	1,142,906
# *	Titan Kogyo Kabushiki Kaisha	59,000	98,151
	Toagosei Co., Ltd.	921,000	3,820,505
	Toda Kogyo Corp.	146,000	620,732
	Tohcello Co., Ltd.	119,000	1,415,169
# *	Toho Rayon Co., Ltd.	495,000	2,659,415
#	Toho Zinc Co., Ltd.	436,000	3,930,694
*	Tohpe Corp.	36,000	46,635
	Tokai Carbon Co., Ltd.	651,360	5,343,210
	Tokai Pulp & Paper Co., Ltd.	198,000	624,435
	Tokushu Paper Manufacturing Co., Ltd.	146,000	763,444
	Tokyo Rope Manufacturing Co., Ltd.	526,000	1,011,496
	Tokyo Tekko Co., Ltd.	152,000	1,191,747
	Tomoegawa Paper Co., Ltd.	125,000	398,356
	Tomoku Co., Ltd.	302,000	672,020
	Topy Industries, Ltd.	768,000	3,080,318
#	Toyo Kohan Co., Ltd.	335,000	1,345,172
	TYK Corp.	145,000	377,376
	Ube Material Industries, Ltd.	250,000	925,628
#	Wood One Co., Ltd.	159,000	1,346,475
	Yamamura Glass Co., Ltd.	369,000	1,106,795
	Yodogawa Steel Works, Ltd.	640,000	3,936,139

24

	Yuki Gosei Kogyo Co., Ltd.	49,000	$148,195
#	Yushiro Chemical Industry Co., Ltd.	48,000	1,020,006
Total Materials			179,464,934

Other — (0.0%)
*	Fujii & Co., Ltd.	44,000	373
*	Gajoen Kanko	37,000	0
*	Kakuei (L.) Corp.	100,000	849
*	Maruishi Holdings Co., Ltd.	214,000	1,816
*	New Real Property KK	43,900	0
*	Nichiboshin, Ltd.	1,190	1,010
Total Other			4,048

Telecommunication Services — (0.1%)
	JSAT Corp.	1,049	2,423,646

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	215,000	550,612
	Hokuriku Gas Co., Ltd.	99,000	310,965
	Okinawa Electric Power Co., Ltd.	61,171	3,817,488
#	Saibu Gas Co., Ltd.	1,296,000	3,112,532
#	Shizuoka Gas Co., Ltd.	250,000	1,773,487
	Tokai Corp.	240,000	917,727
Total Utilities			10,482,811

TOTAL COMMON STOCKS			1,570,630,380

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	0

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 04/02/07 (Collateralized by $3,185,000 FNMA 5.50%, 02/01/37, valued at $3,140,338) to be repurchased at $3,094,338	$3,093	3,093,000

SECURITIES LENDING COLLATERAL — (26.5%)
Repurchase Agreement, Countrywide Securities 5.38%, 04/02/07 (Collateralized by $97,189,949 FHLMC, rates ranging from 5.000% to 5.879%(r), maturities ranging from 09/14/09 to 01/01/37; FNMA 4.387%(r), 02/01/35 & 6.500%, 02/01/37, valued at $87,626,544) to be repurchased at $85,921,080	85,908	85,908,241
Repurchase Agreement, Deutsche Bank Securities 5.39%, 04/02/07 (Collateralized by $162,094,815 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 05/01/16 to 03/01/37, valued at $82,288,501) to be repurchased at $80,687,079	80,675	80,675,000

25

Repurchase Agreement, UBS Warburg LLC 5.38%, 04/02/07 (Collateralized by $573,717,244 FHLMC, rates ranging from 4.000% to 6.000%, maturities from 09/01/18 to 01/01/37 & FNMA, rates ranging from 4.500% to 8.000%, maturities ranging from 06/01/08 to 03/01/37, valued at $410,041,153) to be repurchased at $402,060,077	402,000	$402,000,000

TOTAL SECURITIES LENDING COLLATERAL		568,583,241

TOTAL INVESTMENTS - (100.0%) (Cost $2,047,230,543)##		$2,142,306,621

See accompanying Notes to Financial Statements.

26

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2007
(Unaudited)

		Shares	Value††

AUSTRALIA — (38.2%)
COMMON STOCKS — (38.1%)
	A.I., Ltd.	519,249	$111,107
#	ABB Grain, Ltd.	599,432	3,743,037
*	Acclaim Exploration NL	435,905	15,467
*	Adacel Technologies, Ltd.	113,249	58,552
*	Adamus Resources, Ltd.	284,933	126,507
	Adcorp Australia, Ltd.	229,411	81,594
#	Adelaide Bank, Ltd.	435,674	4,842,142
#	Adelaide Brighton, Ltd.	2,191,287	6,071,077
*	Admiralty Resources NL	2,345,675	255,101
	Adtrans Group, Ltd.	32,047	93,991
*	Advanced Magnesium, Ltd.	16,619	5,165
	Aevum, Ltd.	184,099	430,816
*	AFT Corp., Ltd.	495,284	3,206
*	Agenix, Ltd.	333,983	28,286
# *	Agincourt Resources, Ltd.	849,929	1,235,704
# *	Aim Resources, Ltd.	3,007,455	594,419
*	Ainsworth Game Technology, Ltd.	393,653	181,408
*	AJ Lucas Group, Ltd.	214,698	198,026
*	Alchemia, Ltd.	524,103	414,087
#	Alesco Corp., Ltd.	292,467	2,952,988
*	Alkane Exploration, Ltd.	782,100	151,697
# *	Allegiance Mining NL	2,701,235	1,558,194
# *	Alliance Resources, Ltd.	985,086	1,625,226
*	Allied Medical, Ltd.	11,746	0
	Altium, Ltd.	162,100	125,645
# *	Amadeus Energy, Ltd.	737,757	467,024
	Amalgamated Holdings, Ltd.	369,347	1,939,185
	Amcom Telecommunications, Ltd.	596,711	84,481
	Ammtec, Ltd.	8,165	25,036
*	Anadis, Ltd.	136,900	24,368
*	Andean Resources, Ltd.	638,917	257,883
*	Anglo Australian Resources NL	1,799,335	82,900
#	Ansell, Ltd.	602,086	5,636,582
*	Antares Energy, Ltd.	627,352	382,847
# *	Anzon Australia, Ltd.	367,321	360,707
	AP Eagers, Ltd.	33,223	295,492
#	APA Group	1,753,156	5,934,890
# *	Aquila Resources, Ltd.	99,994	375,284
	ARB Corporation, Ltd.	267,440	925,539
# *	ARC Energy, Ltd.	887,033	951,293
	Ariadne Australia, Ltd.	291,838	143,861
*	Arrow Energy NL	2,258,440	3,189,284
	ASG Group, Ltd.	30,858	27,184
	Aspen Group, Ltd.	955,217	1,844,387

1

	Astron, Ltd.	75,215	$124,619
	Atlas Group Holding, Ltd.	409,029	269,016
	Atlas South Sea Pearl, Ltd.	82,585	27,981
*	Aurora Oil & Gas, Ltd.	574,181	181,310
	Ausdrill, Ltd.	533,105	859,994
*	AuSelect, Ltd.	190,565	190,154
	Ausmelt, Ltd.	44,782	30,866
	Auspine, Ltd.	198,619	575,477
	Ausron, Ltd.	60,281	2,831
	Austal, Ltd.	774,406	1,972,734
*	Austar United Communications, Ltd.	5,107,520	6,432,408
	Austereo Group, Ltd.	1,574,384	2,607,922
*	Austin Group, Ltd.	70,265	11,965
*	Austpac Resources NL	2,001,772	258,748
#	Australand Property Group	833,886	1,470,120
#	Australian Agricultural Co., Ltd.	1,002,242	1,926,074
#	Australian Infrastructure Fund	1,530,273	3,414,836
#	Australian Pharmaceutical Industries, Ltd.	1,014,953	1,722,429
# *	Australian Worldwide Exploration, Ltd.	1,801,281	4,135,999
*	Auto Group, Ltd.	41,309	6,016
# *	Autron Corporation, Ltd.	989,247	72,168
	Avatar Industries, Ltd.	195,019	253,717
# *	Avexa, Ltd.	119,842	70,790
#	AVJennings Homes, Ltd.	891,113	885,763
#	AWB, Ltd.	1,431,329	4,108,485
*	Babcock & Brown Environmental Investments, Ltd.	534,224	474,983
*	Ballarat South Gold, Ltd.	1,996	14,573
#	Bank of Queensland, Ltd.	447,912	6,271,364
	Beach Petroleum, Ltd.	3,542,268	3,561,360
	Beaconsfield Gold NL	89,078	30,991
*	Bemax Resources, Ltd.	2,432,157	460,696
#	Bendigo Bank, Ltd.	388,121	5,331,354
# *	Bendigo Mining NL	1,918,780	620,014
	Beyond International, Ltd.	61,256	45,102
# *	Biota Holdings, Ltd.	718,460	905,119
	Blackmores, Ltd.	63,460	1,128,492
*	Blina Diamonds, Ltd.	15,073	6,705
*	BMA Gold, Ltd.	710,924	57,521
# *	Bolnisi Gold NL	1,170,501	2,797,468
#	Boom Logistics, Ltd.	667,064	1,899,683
# *	Boulder Steel, Ltd.	1,288,627	505,485
*	BQT Solutions, Ltd.	659,898	87,804
#	Bradken, Ltd.	427,776	3,047,891
*	Breakaway Resporces. Ltd.	547,846	172,719
	Brickworks, Ltd.	63,458	672,880
	BSA, Ltd.	451,608	219,185
#	Cabcharge Australia, Ltd.	472,102	4,063,127
*	Calliden Group, Ltd.	590,393	214,709
#	Campbell Brothers, Ltd.	211,161	3,767,570
	Candle Australia, Ltd.	214,050	570,968
*	Cape Range Wireless, Ltd.	3,581,304	11,591
# *	Capral Aluminium, Ltd.	743,515	480,966
	Cardno, Ltd.	208,626	1,013,683
*	Carnarvon Petroleum, Ltd.	1,734,433	160,587
#	Cash Converters International, Ltd.	955,600	505,558

2

# *	CBH Resources, Ltd.	3,079,365	$1,254,053
	CCI Holdings, Ltd.	20,606	9,257
#	CDS Technologies, Ltd.	13,276	11,355
	CEC Group, Ltd.	137,373	247,750
	Cedar Woods Properties, Ltd.	89,116	379,132
*	Cellestis, Ltd.	379,480	1,133,811
#	Cellnet Group, Ltd.	154,345	148,052
# *	Centamin Egypt, Ltd.	1,611,779	1,288,633
#	Centennial Coal, Ltd.	1,220,596	3,196,430
*	Centralian Minerals, Ltd.	41,182	2,299
*	Ceramic Fuel Cells, Ltd.	636,650	625,414
	Chandler Macleod, Ltd.	83,076	77,488
*	Chemeq, Ltd.	166,742	10,104
*	ChemGenex Pharmaceuticals, Ltd.	439,709	281,005
*	ChemGenex Pharmaceuticals, Ltd. (B1SVYW1)	43,970	28,105
*	Chrome Corp., Ltd.	96,000	310
*	Circadian Technologies, Ltd.	64,591	73,010
*	Citigold Corp., Ltd.	2,412,844	829,938
#	City Pacific, Ltd.	587,165	2,035,016
*	Clinical Cell Culture, Ltd.	595,955	27,115
# *	Clinuvel Pharmaceuticals, Ltd.	1,128,482	1,111,189
*	Clough, Ltd.	2,019,486	1,136,813
*	Clover Corp., Ltd.	269,348	24,006
*	Cluff Resources Pacific NL	911,746	8,853
	CMI, Ltd.	81,810	107,421
*	CO2 Group, Ltd.	280,693	74,810
#	Coates Hire, Ltd.	1,064,671	4,221,630
	Codan, Ltd.	142,942	154,844
#	Coffey International, Ltd.	482,699	1,528,383
#	Collection House, Ltd.	385,044	294,338
#	Commander Communications, Ltd.	887,980	1,441,966
# *	Compass Resources NL	500,378	2,167,232
*	Coneco, Ltd.	27,850	13,088
#	ConnectEast Group	5,055,130	6,112,052
*	Conquest Mining, Ltd.	900,509	580,443
#	Consolidated Minerals, Ltd.	827,856	1,671,723
	Consolidated Rutile, Ltd.	1,468,122	813,567
*	Coplex Resources NL	231,400	16,850
# *	Copperco, Ltd.	1,377,495	550,733
#	Corporate Express Australia, Ltd.	712,055	3,613,999
#	Count Financial, Ltd.	962,884	2,062,091
#	Coventry Group, Ltd.	129,400	439,354
*	CP1, Ltd.	297,500	199,752
*	CPI Group, Ltd.	68,585	20,494
#	Crane Group, Ltd.	248,557	3,293,402
*	Crescent Gold, Ltd.	936,746	309,231
*	Croesus Mining NL	878,058	195,370
*	Cue Energy Resources, Ltd.	452,354	51,355
# *	Customers, Ltd.	2,049,484	389,985
*	Cytopia, Ltd.	187,724	106,322
	Danks Holdings, Ltd.	10,425	72,458
	Devine, Ltd.	577,507	677,418
*	Dioro Exploration NL	857,142	56,820
*	Dioro Exploration NL Issue 07	285,714	18,956
#	Dominion Mining, Ltd.	388,277	743,105

3

*	Dragon Mining, Ltd.	1,665,100	$182,007
*	Drillsearch Energy, Ltd.	650,000	70,861
#	DUET Group	2,053,481	5,437,358
*	E*TRADE Australia, Ltd.	297,591	998,574
	Eastern Star Gas, Ltd.	2,021,796	500,047
*	Echelon Resources, Ltd.	7,950	2,558
*	Ellex Medical Lasers, Ltd.	162,000	111,424
#	emitch, Ltd.	729,934	736,799
	Emporer Mines, Ltd.	1,284,668	124,731
#	Energy Developments, Ltd.	577,938	2,273,505
# *	Energy World Corp., Ltd.	2,223,718	1,431,968
*	engin, Ltd.	674,773	106,302
#	Envestra, Ltd.	3,381,709	3,403,333
*	Environmental Clean Technologies, Ltd.	13,473	2,560
*	Envirozel, Ltd.	710,966	253,419
*	Epsilon Energy, Ltd.	14,583	4,838
	Equigold NL	687,438	908,208
*	ERG, Ltd.	3,388,940	575,275
# *	Espreon, Ltd.	178,000	89,061
# *	Falcon Minerals, Ltd.	595,369	180,406
#	Fantastic Holdings, Ltd.	363,333	1,203,883
	Felix Resources, Ltd.	773,857	3,121,947
*	First Australian Resources, Ltd.	1,610,976	155,964
#	FKP, Ltd.	896,058	5,285,761
#	Fleetwood Corp., Ltd.	195,097	1,416,067
	Flight Centre, Ltd.	350,031	4,621,581
	Forest Enterprises Australia, Ltd.	1,210,450	719,571
#	Funtastic, Ltd.	647,350	986,959
	Futuris Corp., Ltd.	2,988,467	5,219,386
*	Gale Pacific, Ltd.	125,851	70,922
	Gazal Corp., Ltd.	104,542	193,947
# *	Genetic Technologies, Ltd.	830,383	100,779
# *	Geodynamics, Ltd.	483,625	417,729
# *	Gindalbie Metals, Ltd.	1,695,584	793,566
*	Giralia Resources NL	599,030	387,153
*	Globe International, Ltd.	882,836	185,532
*	Gold Aura, Ltd.	61,645	4,486
*	Golden Gate Petroleum, Ltd.	480,988	100,987
*	Goldstream Mining NL	564,840	274,521
	Gowing Bros., Ltd.	79,311	255,386
#	Graincorp, Ltd. Series A	229,458	1,929,792
*	Grange Resources, Ltd.	288,220	356,143
#	GRD, Ltd.	775,365	1,356,490
*	Great Gold Mines NL	17,866	578
#	Great Southern Plantations, Ltd.	1,304,118	2,129,017
*	Greater Pacific Gold, Ltd.	2,677,443	97,717
	GUD Holdings, Ltd.	242,060	1,612,905
#	Gunns, Ltd.	1,428,079	3,601,705
*	GVM Metals, Ltd.	161,382	110,843
#	GWA International, Ltd.	1,138,089	3,685,203
*	Havilah Resources NL	180,633	271,258
#	Healthscope, Ltd.	967,031	4,297,829
*	Herald Resources, Ltd.	763,346	659,447
*	Heron Resources, Ltd.	645,833	665,592
	HGL, Ltd.	97,331	151,958

4

*	Highlands Pacific, Ltd.	2,102,300	$416,231
#	Hills Industries, Ltd.	710,303	3,176,241
#	Home Building Society, Ltd.	125,058	1,534,337
*	Horizon Oil, Ltd.	2,936,144	724,821
#	Housewares International, Ltd.	498,037	1,083,027
	HPAL, Ltd.	460,122	721,024
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	267,562
*	Hyro, Ltd.	820,204	188,844
#	IBA Health, Ltd.	1,401,759	1,480,809
	IBT Education, Ltd.	829,394	1,309,679
*	ICSGlobal, Ltd.	177,934	31,011
#	iiNet, Ltd.	487,339	457,769
#	Iluka Resources, Ltd.	940,972	4,481,832
	Imdex, Ltd.	658,486	685,806
*	Imugene, Ltd.	474,785	97,698
#	Incitec Pivot, Ltd.	226,180	9,037,579
	Independence Group NL	455,762	1,826,678
*	Independent Practitioner Network, Ltd.	457,414	92,522
*	Indophil Resources NL	1,510,858	916,301
# *	Industrea, Ltd.	2,261,223	739,985
	Infomedia, Ltd.	1,307,138	749,910
	Institute of Drug Technology Australia, Ltd.	82,205	129,727
	Integrated Group, Ltd.	277,729	570,470
	Integrated Research, Ltd.	261,513	103,699
	Intellect Holdings, Ltd.	48,362	7,210
*	Intermoco, Ltd.	2,462,900	55,797
*	International All Sports, Ltd.	58,815	13,747
*	Intrepid Mines, Ltd.	320,115	129,599
#	Invocare, Ltd.	398,052	1,830,723
#	IOOF Holdings, Ltd.	259,743	2,092,172
#	Iress Market Technology, Ltd.	446,372	2,922,310
#	IWL, Ltd.	231,277	917,291
*	Ixla, Ltd.	89,921	1,673
# *	Jabiru Metals, Ltd.	1,483,409	1,487,001
#	JB Hi-Fi, Ltd.	412,988	2,523,406
#	Jones (David), Ltd.	1,777,508	6,531,897
#	Jubilee Mines NL	494,194	6,976,575
*	Jumbuck Entertainment, Ltd.	7,000	9,049
#	Just Group, Ltd.	878,600	2,956,704
	K&S Corp., Ltd.	146,366	459,162
#	Kagara Zinc, Ltd.	831,710	3,442,418
# *	Keycorp, Ltd.	215,466	74,876
# *	Kimberley Diamond Co. NL	1,612,349	1,137,380
*	Kings Minerals NL	1,474,069	698,067
#	Kingsgate Consolidated, Ltd.	354,586	1,358,883
	Kresta Holdings, Ltd.	507,262	114,839
# *	Lafayette Mining, Ltd.	3,463,956	209,536
*	Lakes Oil NL	8,526,651	138,348
	Lemarne Corp., Ltd.	30,790	62,298
*	Leyshon Resources, Ltd.	103,357	48,267
*	Life Therapeutics, Ltd.	393,649	400,448
	Lighting Corp., Ltd.	180,200	112,277
*	Lihir Gold, Ltd.	407,395	1,067,067
#	Lipa Pharmaceuticals, Ltd.	311,162	185,869
*	Longreach Group, Ltd.	92,007	4,839

5

	Lycopodium, Ltd.	30,000	$78,202
# *	Lynas Corp., Ltd.	1,572,869	1,112,462
#	MacArthur Coal, Ltd.	741,351	2,840,616
	MacMahon Holdings, Ltd.	2,104,807	1,445,862
*	Macmin Silver, Ltd.	1,807,467	393,873
*	Macquarie Corporate Telecommunications, Ltd.	35,019	27,718
*	Magnesium International, Ltd.	32,803	1,990
# *	Marion Energy, Ltd.	827,082	414,174
	Maryborough Sugar Factory, Ltd.	2,512	6,105
*	Matrix Oil NL	2,091	305
	MaxiTRANS Industries, Ltd.	637,133	360,671
*	McGuigan Simeon Wines, Ltd.	471,127	1,112,666
#	McMillan Shakespeare, Ltd	124,748	464,335
	McPherson’s, Ltd.	248,582	578,021
#	Melbourne IT, Ltd.	303,585	914,231
*	Mermaid Marine Australia, Ltd.	486,084	606,374
# *	Metabolic Pharmaceuticals, Ltd.	1,162,738	136,334
# *	Metal Storm, Ltd.	2,280,892	302,714
	MFS Diversified Group	342,171	249,094
*	MFS Living and Leisure Group	187,375	147,025
	MFS, Ltd.	674,982	2,890,221
*	Midwest Corp., Ltd.	631,112	939,592
*	Mikoh Corp., Ltd.	611,820	189,563
	Mincor Resources NL	786,558	1,947,610
# *	Mineral Deposits, Ltd.	1,182,751	1,433,382
	Monadelphous Group, Ltd.	328,057	2,816,734
*	Morning Star Gold NL	25,000	6,269
	Mortgage Choice, Ltd.	472,800	1,170,212
*	Mosaic Oil NL	1,892,182	236,376
*	Mount Gibson Iron, Ltd.	3,112,758	2,011,301
*	Multiemedia, Ltd.	13,645,745	87,795
*	MXL, Ltd.	2,132,080	118,552
#	MYOB, Ltd.	1,417,459	1,341,493
	Namoi Cotton Cooperative, Ltd.	176,490	96,295
	National Can Industries, Ltd.	97,017	137,795
	National Hire Group, Ltd.	102,000	131,945
	New Hope Corp., Ltd.	3,147,946	3,890,991
# *	Nexus Energy, Ltd.	1,486,722	1,060,664
*	Niagara Mining, Ltd.	1,071,981	211,734
# *	Nido Petroleum, Ltd.	3,072,766	447,347
*	North Australian Diamonds, Ltd.	3,646,488	106,120
# *	Norwood Abbey, Ltd.	326,063	24,634
# *	Novogen, Ltd.	391,594	775,450
#	Nufarm, Ltd.	287,774	2,884,204
*	Nusep	17,442	0
# *	Nylex, Ltd.	146,174	187,639
	Oakton, Ltd.	333,169	1,197,512
*	Occupational & Medical Innovations, Ltd.	31,208	13,114
# *	Oceana Gold, Ltd.	2,649,296	1,596,504
*	Optiscan Imaging, Ltd.	37,101	14,080
*	Orbital Corp., Ltd.	1,883,099	327,581
*	Orchard Petroleum, Ltd.	708,000	463,696
	OrotonGroup, Ltd.	79,968	174,526
	Pacific Brands, Ltd.	2,047,113	5,077,348
*	Pan Australian Resources, Ltd.	5,452,477	1,915,570

6

*	Pan Pacific Petroleum NL	491,700	$77,602
*	Panbio, Ltd.	58,078	16,854
	Paperlinx, Ltd.	1,815,157	6,109,867
*	Payce Consolidated, Ltd.	29,670	65,056
	PCH Group, Ltd.	647,651	454,799
#	Peet, Ltd.	903,458	2,924,510
*	People Telecom, Ltd.	535,431	34,540
*	Peplin, Ltd.	65,000	40,968
*	Peptech, Ltd.	634,000	959,256
	Perilya, Ltd.	780,779	2,276,583
# *	Perseverance Corp., Ltd.	2,771,255	827,561
*	Petra Diamonds, Ltd.	65,193	198,859
# *	Petsec Energy, Ltd.	594,617	906,423
# *	Pharmaxis, Ltd.	774,099	2,010,036
*	Planet Gas, Ltd.	395,000	95,450
*	Plantcorp NL	4,329	0
# *	Platinum Australia, Ltd.	737,059	850,781
*	PMP, Ltd.	1,213,151	1,764,774
*	Polartechnics, Ltd.	272,423	77,997
#	Port Bouvard, Ltd.	240,678	495,691
*	Portman, Ltd.	63,656	253,487
*	PowerTel, Ltd. Series B	204,372	375,431
	PPK Group, Ltd.	99,965	63,778
*	Prana Biotechnology, Ltd.	195,424	56,368
*	Precious Metals Australia, Ltd.	246,084	303,903
#	Primary Health Care, Ltd.	508,734	5,018,758
	Prime Television, Ltd.	416,327	1,245,882
# *	Primelife Corp., Ltd.	673,327	574,530
# *	Progen Industries, Ltd.	177,688	1,053,554
#	Programmed Maintenance Service, Ltd.	282,393	1,176,392
	Promentum, Ltd.	181,910	324,749
# *	pSvida, Ltd.	1,649,727	359,011
	Queensland Cotton Holdings, Ltd.	109,244	434,631
#	Ramsay Health Care, Ltd.	430,216	3,997,906
	Raptis Group, Ltd.	12,000	11,247
#	RCR Tomlinson, Ltd.	448,851	667,590
#	Reckon, Ltd.	117,500	100,255
# *	Redflex Holdings, Ltd.	348,704	932,881
# *	Redport, Ltd.	1,380,196	245,678
#	Reece Australia, Ltd.	251,463	4,893,271
*	Renison Consolidated Mines NL	1,364,371	94,788
# *	Repco Corp., Ltd.	758,607	1,043,102
*	Repcol, Ltd.	554,848	43,546
# *	Resolute Mining, Ltd.	923,264	1,029,737
*	Resonance Health, Ltd.	51,212	874
*	Resource Pacific Holdings, Ltd.	817,900	937,456
#	Ridley Corp., Ltd.	1,187,634	1,083,737
# *	Riversdale Mining, Ltd.	572,935	876,645
# *	Roc Oil Co., Ltd.	1,199,440	2,861,857
	Rock Building Society, Ltd.	25,092	110,670
	Ross Human Directions, Ltd.	143,461	72,968
*	Rubicon Resources, Ltd.	50,129	6,287
#	Rural Press, Ltd.	487,796	5,359,227
#	Ruralco Holdings, Ltd.	68,360	198,536
#	SAI Global, Ltd.	580,337	1,697,830

7

*	Salinas Energy, Ltd.	399,290	$101,940
*	Sally Malay Mining, Ltd.	747,085	2,372,633
#	Salmat, Ltd.	471,824	1,528,826
*	Samson Oil & Gas, Ltd.	677,329	119,635
*	Scarborough Minerals P.L.C. CDI	43,536	35,108
	Schaffer Corp., Ltd.	33,766	206,272
	SDI, Ltd.	369,901	268,763
#	Select Harvests, Ltd.	164,363	1,489,316
# *	Senetas Corp., Ltd.	1,846,596	356,689
#	Servcorp, Ltd.	237,854	963,928
	Service Stream, Ltd.	684,662	797,455
# *	Shield Mining, Ltd.	72,292	10,818
# *	Silex System, Ltd.	545,555	4,715,145
# *	Sino Gold, Ltd.	648,503	3,282,898
	Sino Strategic International, Ltd.	124,164	282,367
# *	Sirtex Medical, Ltd.	216,786	599,408
#	Skilled Group, Ltd.	415,037	1,813,671
#	Smorgon Steel Group, Ltd.	3,274,819	5,396,828
	SMS Management & Technology, Ltd.	250,004	954,802
#	Southern Cross Broadcasting (Australia), Ltd.	266,247	3,565,748
*	Southern Pacific Petroleum NL	698,740	0
	SP Telemedia, Ltd.	1,630,898	1,187,595
	Specialty Fashion Group, Ltd.	807,082	1,275,130
*	Sphere Investments, Ltd.	403,662	611,087
#	Spotless Group, Ltd.	886,508	3,315,769
*	ST Synergy, Ltd.	33,420	35,029
# *	St. Barbara, Ltd.	3,184,987	1,351,553
	Staging Connections Group, Ltd.	256,027	318,694
# *	Starpharma Holdings, Ltd.	497,958	173,362
	Straits Resources, Ltd.	768,752	2,324,278
*	Strategic Minerals Corp. NL	358,100	36,276
*	Strathfield Group, Ltd.	492,553	19,397
	Stuart Petroleum, Ltd.	201,731	154,709
#	STW Communications Group, Ltd.	838,338	2,123,318
# *	Summit Resources, Ltd.	799,926	3,183,948
*	Sundance Resources, Ltd.	5,993,157	700,124
#	Sunland Group, Ltd.	1,212,300	3,289,996
#	Super Cheap Auto Group, Ltd.	427,006	1,397,837
#	Sydney Attractions Group, Ltd.	83,067	375,549
# *	Sydney Gas, Ltd.	661,636	192,703
#	Symex Holdings, Ltd.	311,160	133,582
	Talent2 International, Ltd.	359,897	727,017
# *	Tamaya Resources, Ltd.	1,972,779	318,809
*	Tandou, Ltd.	10,230	3,763
*	Tap Oil, Ltd.	626,490	762,385
	Tassal Group, Ltd.	514,964	1,078,730
#	Technology One, Ltd.	1,181,590	969,582
*	Tectonic Resources NL	259,183	19,943
#	Ten Network Holdings, Ltd.	1,658,273	4,237,928
*	Tennant Creek Gold, Ltd.	418,423	141,696
*	TFS Corp., Ltd.	576,300	268,294
	Thakral Holdings Group	2,439,283	1,805,917
#	The Reject Shop, Ltd.	100,526	934,615
#	Timbercorp, Ltd.	1,191,916	1,770,940
*	Tomato Technologies, Ltd.	454,331	80,863

8

*	Toodyay Resources, Ltd.	20,163	$391
*	Tooth & Co., Ltd.	153,000	7,428
*	Tower Australia Group, Ltd.	626,340	1,368,285
# *	Tox Free Solutions, Ltd.	256,486	466,591
#	Transfield Services, Ltd.	768,280	7,396,860
	Troy Resources NL	193,584	487,150
	Trust Co. Ltd.	75,179	709,042
*	Unilife Medical Solutions, Ltd.	544,389	125,409
*	Union Resources, Ltd.	1,290,000	21,884
#	United Group, Ltd.	393,438	4,330,738
*	Universal Resources, Ltd.	109,414	10,141
# *	Unwired Group, Ltd.	892,774	194,732
	UXC, Ltd.	725,716	1,014,138
#	Veda Advantage, Ltd.	921,433	2,435,484
# *	Ventracor, Ltd.	1,048,486	787,093
*	Victoria Petroleum NL	747,800	123,709
*	View Resources, Ltd.	1,186,369	320,335
# *	Village Life, Ltd.	203,651	12,659
	Village Roadshow, Ltd.	591,536	1,577,670
#	Vision Group Holdings, Ltd.	267,832	630,017
	Waterco, Ltd.	34,448	44,523
	Watpac, Ltd.	404,736	1,318,582
#	Wattyl, Ltd.	378,352	1,011,073
# *	Webjet, Ltd.	1,295,731	313,848
	Webster, Ltd.	127,169	112,393
*	Wedgetail Mining, Ltd.	904,454	142,416
*	Wentworth Holdings, Ltd.	316,666	71,612
# *	Western Areas NL	665,529	2,603,323
#	WHK Group, Ltd.	919,209	1,664,815
	Wide Bay Australia, Ltd.	47,718	463,246
	Willmott Forests, Ltd.	51,672	58,506
TOTAL COMMON STOCKS			495,949,248

PREFERRED STOCKS — (0.1%)
#	Village Roadshow, Ltd. Class A	334,417	907,244

RIGHTS/WARRANTS — (0.0%)
*	Amcom Telecommunications, Ltd. Options 12/31/09	596,711	19,312
*	Avexa, Ltd. Rights 04/12/07	47,936	7,951
*	Ballarat South Gold, Ltd. Warrants	6,458	0
*	ChemGenex Pharmaceuticals, Ltd. Options 02/08/12	14,657	474
*	Chrome Corp., Ltd. Options 09/30/09	32,000	39
*	Emerald Oil & Gas NL Warrants 05/31/08	2,091	115
*	Geodynamics, Ltd. Rights 04/03/07	142,669	6,003
*	Gold Aura, Ltd. Options 03/31/09	10,274	258
*	Havilah Resources NL Issue 2007 Warrants 04/30/10	2,017	1,306
*	Horizon Oil, Ltd. Options 02/28/08	132,777	8,057
*	Macmin Silver, Ltd. Options 10/30/08	56,483	5,484
*	Morning Star Gold NL Options 12/31/08	12,500	1,466
*	Nylex, Ltd. Options 12/08/09	37,267	15,076
*	Oceana Gold, Ltd. Options 01/01/09	377,098	57,971
*	Pan Pacific Petroleum NL Options 06/30/07	163,900	6,631
*	Victoria Petroleum NL Rights 01/31/10	127,012	8,016
TOTAL RIGHTS/WARRANTS			138,159

9

TOTAL — AUSTRALIA			$496,994,651

CANADA — (0.0%)
COMMON STOCKS — (0.0%)
*	Chai-Na-Ta Corp.	75,456	2,415

HONG KONG — (22.1%)
COMMON STOCKS — (22.1%)
*	139 Holdings, Ltd.	620,000	26,207
	ABC Communications (Holdings), Ltd.	930,000	57,385
	Aeon Credit Service (Asia) Co., Ltd.	740,000	643,086
	Alco Holdings, Ltd.	1,468,000	758,448
	Allan International Holdings, Ltd.	592,000	87,130
	Allied Group, Ltd.	683,200	1,884,605
	Allied Properties, Ltd.	1,268,600	1,395,285
	AMVIG Holdings, Ltd.	2,109,000	1,705,204
*	Anex International Holdings, Ltd.	152,000	7,330
*	Applied Development Holdings, Ltd.	1,243,000	67,501
*	APT Satellite Holdings, Ltd.	850,000	197,977
*	Artel Solutions Group Holdings, Ltd.	2,315,000	10,962
*	Artfield Group, Ltd.	466,000	89,357
	Arts Optical International Holdings, Ltd.	730,000	246,373
*	Asia Commercial Holdings, Ltd.	72,800	7,715
	Asia Financial Holdings, Ltd.	2,768,908	1,343,417
#	Asia Satellite Telecommunications Holdings, Ltd.	982,500	2,208,850
*	Asia Standard Hotel Group, Ltd.	25,610,000	431,356
	Asia Standard International Group, Ltd.	17,351,298	546,725
*	Asia TeleMedia, Ltd.	2,832,000	147,087
*	Asia Tele-Net & Technology Corp., Ltd.	521,000	34,065
	Asia Zirconium, Ltd.	1,164,000	135,236
*	Asian Union New Media Group, Ltd.	28,920,000	353,612
*	Associated International Hotels, Ltd.	974,000	1,497,330
	Automated Systems Holdings, Ltd.	340,000	84,003
*	B.A.L. Holdings, Ltd.	406	34
	Baltrans Holdings, Ltd.	676,000	440,223
*	Beijing Development (Hong Kong), Ltd.	166,000	57,779
*	Bestway International Holdings, Ltd.	801,600	42,317
	Bossini International Holdings, Ltd.	3,871,500	218,297
	Bright International Group, Ltd.	710,000	65,417
*	Build King Holdings, Ltd.	375,756	11,610
*	C C Land Holdings, Ltd.	2,888,000	1,712,477
	Cafe de Coral Holdings, Ltd.	1,516,000	2,735,493
*	Capital Estate, Ltd.	14,160,000	142,020
	Capital Strategic Investment, Ltd.	2,406,500	491,259
*	Carico Holdings, Ltd.	2,948	91
	Cash Financial Services Group, Ltd.	427,018	18,241
*	Casil Telecommunications Holdings, Ltd.	1,420,000	141,755
*	CATIC International Holdings, Ltd.	5,332,000	292,782
	CCT Telecom Holdings, Ltd.	1,724,970	260,914
	CEC International Holdings, Ltd.	220,279	5,914

10

*	Celestial Asia Securities Holdings, Ltd.	639,054	$27,370
	Century City International Holdings, Ltd.	39,346,000	797,347
	Champion Technology Holdings, Ltd.	3,536,719	704,679
	Chaoda Modern Agriculture (Holdings), Ltd.	5,434,000	3,811,936
	Chen Hsong Holdings, Ltd.	1,576,000	1,024,107
	Cheuk Nang (Holdings), Ltd.	244,140	196,056
	Chevalier International Holdings, Ltd.	733,482	750,832
	Chevalier Itech Holdings, Ltd.	355,250	157,215
*	Chia Hsin Cement Greater China Holding Corp.	642,000	105,012
*	China Aerospace International Holdings, Ltd.	4,955,400	728,009
*	China Agri-Industries, Ltd.	4,150,000	1,853,651
*	China Best Group Holding, Ltd.	9,296,000	139,921
*	China Credit Holdings, Ltd.	3,464,000	113,050
*	China Digicontent Co., Ltd.	2,710,000	3,468
	China Electronics Corp. Holdings Co., Ltd.	890,250	162,672
#	China Everbright International, Ltd.	3,945,000	1,097,745
#	China Gas Holdings, Ltd.	8,286,000	1,851,016
*	China Grand Forestry Resources Group, Ltd.	10,932,000	1,382,620
	China Green (Holdings), Ltd.	1,785,000	1,369,091
*	China Haidian Holdings, Ltd.	4,610,000	313,867
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	200,483
# *	China Insurance International Holdings Co., Ltd.	3,562,000	4,257,214
*	China Investments Holdings, Ltd.	210,000	10,154
#	China Metal International Holdings, Ltd.	2,844,000	1,036,699
*	China Mining Resources Group, Ltd.	9,162,000	2,105,335
*	China Motion Telecom International, Ltd.	5,080,000	245,998
	China Motor Bus Co., Ltd.	74,000	567,737
*	China Oil & Gas Group, Ltd.	1,573,200	190,848
	China Oriental Group Co., Ltd.	6,922,974	2,288,127
# *	China Pharmaceutical Group, Ltd.	3,810,000	644,007
	China Power International Development, Ltd.	6,754,000	3,265,489
	China Rare Earth Holdings, Ltd.	2,728,000	668,385
	China Resources Logic, Ltd.	7,086,000	725,171
*	China Rich Holdings, Ltd.	676,000	28,551
*	China Sciences Conservational Power, Ltd.	210,400	19,388
*	China Sci-Tech Holdings, Ltd.	278,600	6,778
*	China Seven Star Shopping, Ltd.	8,410,000	1,170,801
	China Shineway Pharmaceutical Group, Ltd.	2,204,000	1,513,701
*	China Solar Energy Holdings, Ltd.	9,802,905	973,520
*	China Star Entertainment, Ltd.	440,292	20,850
	China Travel International Investment Hong Kong, Ltd.	675,844	314,659
*	China Wireless Technologies, Ltd.	1,288,000	256,101
# *	Chinese People Gas Holdings Co., Ltd.	7,760,000	526,371
	Chinney Investments, Ltd.	1,144,000	124,208
	Chitaly Holdings, Ltd.	550,000	100,358
#	Chong Hing Bank, Ltd.	1,197,000	3,157,415
	Chow Sang Sang Holdings International, Ltd.	1,513,680	1,021,843
*	Chu Kong Shipping Development Co., Ltd.	1,584,000	320,178
	Chuang’s China Investments, Ltd.	3,082,500	195,257
	Chuang’s Consortium International, Ltd.	3,534,884	320,322
	Chun Wo Holdings, Ltd.	2,002,926	255,915
	Chung Tai Printing Holdings, Ltd.	548,000	81,185
# *	CITIC 21CN Co., Ltd.	8,720,000	999,964
# *	CITIC Resources Holdings, Ltd.	11,420,000	5,208,272
	City e-Solutions, Ltd.	186,000	25,972

11

*	City Telecom (H.K.), Ltd.	1,402,000	$223,769
# *	Clear Media, Ltd.	1,135,000	1,237,324
*	Climax International Co., Ltd.	40,700	1,182
*	CNT Group, Ltd.	3,078,000	94,072
	Coastal Greenland, Ltd.	5,792,000	812,654
#	COFCO International, Ltd.	4,150,000	3,096,679
	COL Capital, Ltd.	480,240	207,226
#	Comba Telecom Systems Holdings, Ltd.	2,218,000	820,560
*	Compass Pacific Holdings, Ltd.	624,000	10,118
	Computer & Technologies Holdings, Ltd.	432,000	50,584
	Continental Holdings, Ltd.	98,825	11,091
*	Convenience Retail Asia, Ltd.	64,000	24,545
	COSCO International Holdings, Ltd.	3,463,600	1,818,387
	Coslight Technology International Group, Ltd.	1,134,000	913,317
	Cosmos Machinery Enterprises, Ltd.	1,616,400	139,752
*	Crocodile Garments, Ltd.	1,539,000	103,918
	Cross-Harbour Holdings, Ltd.	586,520	485,539
*	Culturecom Holdings, Ltd.	9,183,000	152,786
	Daisho Microline Holdings, Ltd.	1,236,000	249,647
*	Dan Form Holdings Co., Ltd.	2,866,600	238,628
*	Daqing Petroleum & Chemical Group, Ltd.	8,037,500	438,665
*	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	166,529
#	Dickson Concepts International, Ltd.	816,630	936,205
#	Digital China Holdings, Ltd.	2,170,000	850,772
*	DVN Holdings, Ltd.	1,953,516	572,004
*	Dynamic Global Holdings, Ltd.	3,522,000	18,932
	Dynamic Holdings, Ltd.	384,000	134,858
# *	Dynasty Fine Wines Group, Ltd.	2,330,000	988,333
	Eagle Nice (International) Holdings, Ltd.	70,000	18,950
*	Easyknit Enterprises Holdings, Ltd.	2,930,000	1,000,468
*	Easyknit International Holdings, Ltd.	1,299,716	82,864
*	EcoGreen Fine Chemical Group	990,000	315,744
*	Eforce Holdings, Ltd.	2,620,000	60,891
#	EganaGoldpfeil Holdings, Ltd.	4,035,757	2,834,107
*	E-Kong Group, Ltd.	620,000	90,084
	Emperor Entertainment Hotel, Ltd.	2,410,000	458,281
	Emperor International Holdings, Ltd.	3,748,360	846,462
	Enerchina Holdings, Ltd.	3,068,800	222,746
*	ENM Holdings, Ltd.	3,816,000	305,944
*	EPI (Holdings), Ltd.	157,951	8,019
# *	eSun Holdings, Ltd.	2,167,600	1,722,785
*	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	457,222
*	Ezcom Holdings, Ltd.	72,576	446
	Fairwood Holdings, Ltd.	316,600	443,784
#	Far East Consortium International, Ltd.	4,040,750	1,697,564
*	Far East Hotels & Entertainment, Ltd.	1,853,000	85,060
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	27,988
	First Natural Foods Holdings, Ltd.	2,055,000	247,094
#	First Pacific Co., Ltd.	6,992,000	4,260,687
*	First Sign International Holdings, Ltd.	1,424,000	43,473
#	Fong’s Industries Co., Ltd.	1,470,000	1,152,400
*	Forefront International Holdings, Ltd.	658,000	48,002
*	Fortuna International Holdings, Ltd.	140,160	12,757
*	Founder Holdings, Ltd.	2,350,000	195,037
	Fountain Set Holdings, Ltd.	2,150,000	746,361

12

	Four Seas Food Investment Holdings, Ltd.	347,184	$46,457
	Four Seas Mercantile Holdings, Ltd.	592,000	234,876
*	Frasers Property China, Ltd.	14,809,000	348,280
*	Freeman Corp., Ltd.	173,661	3,566
#	FU JI Food & Catering Services	1,321,000	4,151,443
	Fubon Bank Hong Kong, Ltd.	2,938,000	1,703,293
*	Fujian Holdings, Ltd.	237,800	10,707
	Fujikon Industrial Holdings, Ltd.	912,000	211,713
# *	Fushan International Energy Group, Ltd.	5,614,000	1,656,822
#	Geely Automobile Holdings, Ltd.	7,350,000	973,921
*	Genesis Energy Holdings, Ltd.	5,810,000	265,665
*	Get Nice Holdings, Ltd.	1,566,000	138,131
*	GFT Holdings, Ltd.	192,000	3,882
	Giordano International, Ltd.	4,322,000	2,102,617
#	Global Bio-Chem Technology Group Co., Ltd.	6,180,000	1,580,971
	Global Green Tech Group, Ltd.	2,674,000	389,160
*	Global Tech (Holdings), Ltd.	5,612,000	35,912
	Glorious Sun Enterprises, Ltd.	2,756,000	1,340,840
	Gold Peak Industries (Holdings), Ltd.	1,059,250	148,233
*	Goldbond Group Holdings, Ltd.	2,609,500	92,820
*	Golden Harvest Entertainment (Holdings), Ltd.	1,954,000	79,684
*	Golden Meditech Company, Ltd.	1,500,119	603,441
	Golden Resorts Group, Ltd.	3,284,000	949,874
	Golden Resources Development International, Ltd.	1,456,500	66,846
*	Gold-Face Holdings, Ltd.	2,003,600	0
	Goldlion Holdings, Ltd.	2,343,000	487,689
	Golik Holdings, Ltd.	930,500	35,495
#	Grande Holdings, Ltd.	618,000	207,419
	Group Sense (International), Ltd.	2,448,000	165,784
	Guangnan Holdings, Ltd.	1,779,600	402,905
	Guangzhou Investment Co., Ltd.	3,476,000	850,774
*	Guo Xin Group, Ltd.	3,640,000	120,153
	GZI Transport, Ltd.	3,084,000	1,804,144
	Hang Fung Gold Technology, Ltd.	1,860,482	348,012
	Hang Ten Group Holdings, Ltd.	1,705,850	152,627
*	Hans Energy Co., Ltd.	6,376,000	505,935
	Harbour Centre Development, Ltd.	593,000	1,046,656
# *	Heng Tai Consumables Group, Ltd.	2,798,000	510,463
*	Hi Sun Technology (China), Ltd.	3,435,000	1,094,411
	High Fashion International, Ltd.	268,000	58,233
	HKC (Holdings), Ltd.	9,123,771	1,603,575
#	HKR International, Ltd.	3,715,936	2,126,302
	Hon Kwok Land Investment Co., Ltd	1,132,535	442,624
*	Honesty Treasure International Holdings, Ltd.	6,280,000	157,321
	Hong Kong Catering Management, Ltd.	542,796	79,310
	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	902,915
*	Hong Kong Parkview Group, Ltd.	1,130,000	76,649
*	Hong Kong Pharmaceuticals Holdings, Ltd.	183,400	8,215
	Hongkong Chinese, Ltd.	3,320,000	614,588
*	Hop Hing Holdings, Ltd.	660,265	31,394
	Hsin Chong Construction Group, Ltd.	1,569,658	209,791
#	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	567,622
	Huabao International Holdings, Ltd.	19,300	11,674
	Huafeng Textile International Group, Ltd.	1,496,400	107,136
*	Hualing Holdings, Ltd.	12,708,000	551,407

13

#	Hung Hing Printing Group, Ltd.	1,603,275	$906,611
	Hutchison Harbour Ring, Ltd.	17,106,000	1,269,229
*	Hycomm Wireless, Ltd.	4,709,000	64,766
# *	I.T, Ltd.	2,734,000	492,392
	I-Cable Communications, Ltd.	4,440,000	940,309
*	IDT International, Ltd.	6,240,183	360,293
# *	Imagi International Holdings, Ltd.	3,037,000	1,657,276
	Integrated Distribution Services Group, Ltd.	775,000	1,875,139
*	Interchina Holdings Co., Ltd.	8,130,000	130,736
	IPE Group, Ltd.	1,740,000	267,478
	ITC Corp., Ltd.	4,553,728	349,177
*	Jinhui Holdings Co., Ltd.	1,348,000	561,661
	Jiuzhou Development Co., Ltd.	2,632,000	379,840
	Joyce Boutique Holdings, Ltd.	1,530,000	63,693
*	Junefield Department Store Group, Ltd.	256,000	6,225
	K Wah International Holdings, Ltd.	6,049,698	2,222,797
*	Kader Holdings Co., Ltd.	545,600	22,735
*	Kanstar Environmental Paper Products Holdings, Ltd.	1,220,000	56,517
	Kantone Holdings, Ltd.	7,527,435	511,493
*	Karl Thomson Holdings, Ltd.	1,238,000	527,420
	Karrie International Holdings, Ltd.	1,024,000	270,740
	Keck Seng Investments (Hong Kong), Ltd.	924,600	433,263
	Kee Shing Holdings	886,000	103,040
	Kin Yat Holdings, Ltd.	586,000	120,560
	King Fook Holdings, Ltd.	1,000,000	63,964
*	King Pacific International Holdings, Ltd.	1,404,200	21,925
#	Kingdee International Software Group Co., Ltd.	638,000	480,271
	Kingmaker Footwear Holdings, Ltd.	1,476,955	165,769
#	Kingway Brewery Holdings, Ltd.	3,834,000	1,627,308
*	Kong Sun Holdings, Ltd.	2,198,000	7,033
	Kowloon Development Co., Ltd.	2,212,500	4,241,724
*	KPI Co., Ltd.	396,000	9,383
	KTP Holdings, Ltd.	560,400	46,539
*	Kwoon Chung Bus Holdings, Ltd.	556,000	85,382
	Lai Fung Holdings, Ltd.	18,003,000	908,109
*	Lai Sun Development Co., Ltd.	36,841,000	1,381,767
*	Lai Sun Garment (International), Ltd.	4,010,000	332,240
	Lam Soon (Hong Kong), Ltd.	302,310	177,959
	Le Saunda Holdings, Ltd.	1,424,000	382,814
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,956
#	Lee & Man Holdings, Ltd.	1,780,000	370,254
	Lerado Group (Holding) Co., Ltd.	1,602,000	223,813
#	Li Ning Co., Ltd.	2,733,000	5,391,141
*	LifeTec Group, Ltd.	3,969,000	109,291
	Lippo, Ltd.	1,171,760	462,501
	Liu Chong Hing Investment, Ltd.	829,200	1,186,814
	Luen Thai Holdings, Ltd.	1,345,000	197,649
	Luk Fook Holdings (International), Ltd.	1,192,000	437,462
	Luks Industrial Group, Ltd.	1,301,555	871,235
#	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	814,482
*	M Dream Inworld Group, Ltd.	3,054	4
# *	Macau Prime Properties Holdings, Ltd.	5,460,920	285,998
#	Macau Success, Ltd.	5,560,000	568,117
*	MACRO-LINK International Investment Co., Ltd.	1,036,250	37,318
*	Mae Holdings, Ltd.	11,100	1,161

14

	Magnificent Estates, Ltd.	12,744,000	$520,400
*	Magnum International Holdings, Ltd.	112,500	24,917
	Mainland Headwear Holdings, Ltd.	696,000	296,388
	Man Yue International Holdings, Ltd.	1,084,000	330,413
	Matrix Holdings, Ltd.	943,947	248,413
	Matsunichi Communications Holdings, Ltd.	1,156,000	732,377
	Mei Ah Entertainment Group, Ltd.	1,142,000	50,737
	Melbourne Enterprises, Ltd.	45,500	264,105
	Midas International Holdings, Ltd.	774,000	40,129
#	Midland Holdings, Ltd.	2,078,000	1,319,847
	Min Xin Holdings, Ltd.	1,137,200	407,600
#	Mingyuan Medicare Development Co., Ltd.	5,900,000	631,445
# *	Minmetals Resources, Ltd.	4,563,780	1,713,287
*	Mirabell International Holdings, Ltd.	436,000	414,314
	Miramar Hotel & Investment Co., Ltd.	746,000	1,257,397
*	Morning Star Resources, Ltd.	1,845,000	29,039
*	Moulin Global Eyecare Holdings, Ltd.	699,274	0
*	Nam Tai Electronic & Electrical Products, Ltd.	1,817,000	304,811
*	Nan Hai Corp., Ltd.	188,572,743	1,876,858
	Nanyang Holdings, Ltd.	137,500	230,182
	National Electronics Holdings, Ltd.	2,156,000	109,084
	Natural Beauty Bio-Technology, Ltd.	4,980,000	949,167
#	Neo-China Group (Holdings), Ltd.	13,340,000	1,860,959
	New Century Group Hong Kong, Ltd.	2,880,920	306,743
*	New Island Printing Holdings, Ltd.	176,000	12,164
*	New Smart Energy Group, Ltd.	432,800	29,381
*	New World Cyberbase, Ltd.	217,884	131,196
	New World Mobile Holdings, Ltd.	22,140	4,643
	Newocean Green Energy Holdings, Ltd.	513,120	40,759
	Next Media, Ltd.	6,410,000	2,202,846
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	142,075
#	Norstar Founders Group, Ltd.	3,256,000	1,458,242
# *	Onfem Holdings, Ltd.	1,780,000	147,810
*	Orient Power Holdings, Ltd.	804,000	19,345
#	Oriental Press Group, Ltd.	6,256,000	1,166,926
	Oriental Watch Holdings, Ltd.	610,000	132,475
#	Pacific Andes International Holdings, Ltd.	3,104,000	854,446
	Pacific Basin Shipping, Ltd.	3,551,000	3,045,131
#	Pacific Century Insurance Holdings, Ltd.	1,818,000	1,833,332
	Pacific Century Premium Developments, Ltd.	6,470,000	2,044,916
*	Pacific Plywood Holdings, Ltd.	886,000	18,278
	Paliburg Holdings, Ltd.	13,272,000	585,389
	Paul Y Engineering Group, Ltd.	62,822	10,009
#	Peace Mark Holdings, Ltd.	2,738,022	2,988,996
*	Pearl Oriental Innovation, Ltd.	775,200	238,111
	Pegasus International Holdings, Ltd.	226,000	37,339
	Perfectech International Holdings, Ltd.	571,450	64,983
	Pico Far East Holdings, Ltd.	3,238,000	751,121
#	Playmates Holdings, Ltd.	5,047,000	824,823
	Pokfulam Development Co., Ltd.	234,000	150,704
*	Pokphand (C.P.) Co., Ltd.	5,970,000	185,602
#	Poly Hong Kong Investment, Ltd.	3,438,000	927,473
*	Poly Investments Holdings, Ltd.	267,000	57,433
	Ports Design, Ltd.	1,507,500	4,007,783
*	Premium Land, Ltd.	645,000	104,065

15

#	Prime Success International Group, Ltd.	4,538,000	$4,904,674
	Proview International Holdings, Ltd.	1,584,884	216,417
#	Public Financial Holdings, Ltd.	2,876,000	2,186,738
	PYI Corp., Ltd.	4,094,129	1,816,175
*	Pyxis Group, Ltd.	1,936,000	64,475
	Qin Jia Yuan Media Services Co., Ltd.	1,295,000	349,472
*	QPL International Holdings, Ltd.	2,009,000	171,344
	Quality Healthcare Asia, Ltd.	478,995	214,818
	Raymond Industrial, Ltd.	675,400	147,823
	Regal Hotels International Holdings, Ltd.	22,882,000	2,016,807
*	Riche Multi-Media Holdings, Ltd.	7,060,000	57,549
*	Rivera Holdings, Ltd.	5,710,000	229,821
*	Riverhill Holdings, Ltd.	4,072	56
#	Road King Infrastructure, Ltd.	1,799,000	2,970,192
	Roadshow Holdings, Ltd.	1,456,000	131,891
	S.A.S. Dragon Holdings, Ltd.	1,696,000	181,589
	Sa Sa International Holdings, Ltd.	3,260,000	954,358
	Safety Godown Co., Ltd.	408,000	182,305
*	San Miguel Brewery Hong Kong, Ltd.	612,800	117,366
*	Sanyuan Group, Ltd.	415,000	7,967
	SCMP Group, Ltd.	4,380,000	1,580,597
	Sea Holdings, Ltd.	832,000	458,912
*	Seapower Resources International, Ltd.	16,551,680	436,269
	SEEC Media Group, Ltd.	2,550,000	106,150
*	Shanghai Allied Cement, Ltd.	1,152,080	86,756
#	Shanghai Real Estates, Ltd.	5,678,000	1,415,183
*	Shanghai Zenghai Property, Ltd.	10,597,000	390,786
	Shaw Brothers Hong Kong, Ltd.	639,000	1,159,285
	Shell Electric Manufacturing (Holdings) Co., Ltd.	1,254,172	455,245
	Shenyin Wanguo (Hong Kong), Ltd.	1,212,500	354,751
#	Shenzhen International Holdings, Ltd.	29,925,000	2,062,199
*	Shougang Concord Century Holdings, Ltd.	3,916,000	329,102
*	Shougang Concord Grand (Group), Ltd.	2,451,000	181,939
#	Shougang Concord International Enterprises Co., Ltd.	16,002,000	1,185,329
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	246,026
#	Shui On Construction & Materials, Ltd.	736,000	1,652,424
*	Shun Ho Resources Holdings, Ltd.	483,000	44,325
*	Shun Ho Technology Holdings, Ltd.	1,037,452	102,821
#	Silver Grant International Industries, Ltd.	5,033,000	1,299,024
*	Sincere Co., Ltd.	505,500	25,932
	Sing Tao News Corp., Ltd.	1,842,000	305,411
#	Singamas Container Holdings, Ltd.	1,608,000	902,875
	Sino Biopharmaceutical, Ltd.	5,880,000	997,183
*	Sino Gas Group, Ltd.	3,277,600	224,562
	Sino Golf Holdings, Ltd.	438,000	57,884
*	Sino Prosper Holdings, Ltd.	2,390,000	195,764
*	Sinocan Holdings, Ltd.	350,000	1,747
	SinoCom Software Group, Ltd.	2,486,000	445,105
*	Sino-i Technology, Ltd.	51,703,158	781,795
	Sinolink Worldwide Holdings, Ltd.	7,857,600	1,700,926
	Sinopec Kantons Holdings, Ltd.	2,788,000	740,710
# *	Skyfame Realty Holdings, Ltd.	2,737,750	559,506
	Skyworth Digital Holdings, Ltd.	5,920,000	702,725
	Smartone Telecommunications Holdings, Ltd.	1,263,000	1,454,705
*	SMI Publishing Group, Ltd.	250,511	481

16

*	Softbank Investment International (Strategic), Ltd.	7,398,000	$93,585
	Solartech International Holdings, Ltd.	49,600	4,495
#	Solomon Systech International, Ltd.	6,810,000	1,067,721
*	South China Brokerage Co., Ltd.	4,872,000	66,751
*	South China Industries, Ltd.	1,124,000	172,974
	Southeast Asia Properties & Finance, Ltd.	263,538	40,474
	Starlight International Holdings, Ltd.	1,903,792	616,179
	Starlite Holdings, Ltd.	694,000	42,094
	Stelux Holdings International, Ltd.	1,307,702	108,228
*	Styland Holdings, Ltd.	101,808	287
	Sun Hing Vision Group Holdings, Ltd.	358,000	150,281
	Sun Hung Kai & Co., Ltd.	3,323,600	2,894,938
	Sun Innovation Holdings, Ltd.	14,203	3,798
	Sunway International Holdings, Ltd.	866,000	30,201
	SW Kingsway Capitol Holdings, Ltd.	2,206,000	65,097
#	Symphony Holdings, Ltd.	4,305,000	620,322
	Tack Fat Group International, Ltd.	4,448,000	671,436
	Tack Hsin Holdings, Ltd.	542,000	23,912
	Tai Cheung Holdings, Ltd.	1,641,000	1,004,351
	Tai Fook Securities Group, Ltd.	1,506,000	362,219
	Tai Sang Land Development, Ltd.	576,984	239,857
*	Tak Shun Technology Group, Ltd.	3,723,200	299,062
	Tak Sing Alliance Holdings, Ltd.	2,909,865	850,201
#	Tan Chong International, Ltd.	1,212,000	294,021
	TCC International Holdings, Ltd.	1,124,000	206,067
*	TCL Communication Technology Holdings, Ltd.	5,930,000	189,034
# *	TCL Multimedia Technology Holdings, Ltd.	9,606,000	736,704
*	Technology Venture Holdings, Ltd.	586,000	26,269
	Techtronic Industries Co., Ltd.	630,000	757,882
*	Termbray Industries International (Holdings), Ltd.	2,304,900	153,394
	Tern Properties Co., Ltd.	61,200	24,046
*	Texhong Textile Group, Ltd.	1,930,000	375,521
	Texwinca Holdings, Ltd.	3,610,000	2,431,921
*	The Sun’s Group, Ltd.	17,004	2,523
*	Tian An China Investments Co., Ltd.	3,081,275	2,361,916
	Tian Teck Land, Ltd.	1,098,000	719,393
#	Tianjin Development Holdings, Ltd.	2,484,000	1,869,367
*	Tidetime Sun (Group), Ltd.	196,280	4,668
#	Titan Petrochemicals Group, Ltd.	10,420,000	761,401
*	Tomorrow International Holdings, Ltd.	129,642	28,477
	Tongda Group Holdings, Ltd.	8,210,000	608,138
	Tonic Industries Holdings, Ltd.	1,380,000	51,455
#	Top Form International, Ltd.	2,760,000	447,664
*	Topsearch International (Holdings), Ltd.	234,000	28,081
	Tristate Holdings, Ltd.	188,000	62,077
	Truly International Holdings, Ltd.	1,288,000	1,194,558
	Tungtex (Holdings) Co., Ltd.	910,000	248,997
*	Tysan Holdings, Ltd.	1,040,773	65,935
*	United Power Investment, Ltd.	4,568,000	213,112
	Universe International Holdings, Ltd.	573,339	13,949
*	Upbest Group, Ltd.	3,280,000	917,756
	U-Right International Holdings, Ltd.	4,746,000	197,162
	USI Holdings, Ltd.	988,999	573,388
	Van Shung Chong Holdings, Ltd.	359,335	54,475
	Varitronix International, Ltd.	907,293	490,909

17

	Vedan International (Holdings), Ltd.	640,000	$82,753
	Veeko International Holdings, Ltd.	1,420,000	28,214
#	Victory City International Holdings, Ltd.	1,787,856	743,961
*	Vital Biotech Holdings, Ltd.	470,000	11,643
	Vitasoy International Holdings, Ltd.	2,805,000	1,178,339
# *	Vongroup, Ltd.	3,570,000	302,940
	VS International Group, Ltd.	1,068,000	41,718
*	VST Holdings, Ltd.	2,202,000	648,651
	Vtech Holdings, Ltd.	657,000	4,727,442
	Wah Ha Realty Co., Ltd.	278,600	73,452
*	Wah Nam International Holdings, Ltd.	38,696	877
	Wai Kee Holdings, Ltd.	2,057,738	789,844
	Wang On Group, Ltd.	467,223	418,082
*	Warderly International Holdings, Ltd.	520,000	36,483
	Wellnet Holdings, Ltd.	2,553,200	231,940
*	Willie International Holdings, Ltd.	4,476,000	83,573
*	Winfoong International, Ltd.	1,210,000	81,972
	Wing On Co. International, Ltd.	802,000	1,330,755
*	Wing Shan International, Ltd.	896,000	53,126
	Wong’s International (Holdings), Ltd.	737,641	85,547
*	Wonson International Holdings, Ltd.	202,000	22,700
*	World Houseware (Holdings), Ltd.	605,700	15,116
# *	Xinyi Glass Holding Co., Ltd.	3,170,000	1,559,577
	Y. T. Realty Group, Ltd.	965,000	191,267
	Yangtzekiang Garment Manufacturing Co., Ltd.	607,500	108,048
*	Yanion International Holdings, Ltd.	1,538,000	459,537
*	Yaohan International Holdings, Ltd.	974,000	0
*	Yau Lee Holdings, Ltd.	534,000	35,538
	YGM Trading, Ltd.	284,000	212,473
	Yip’s Chemical Holdings, Ltd.	1,176,000	597,166
	Yugang International, Ltd.	21,940,000	797,230
*	Yunnan Enterprises Holdings, Ltd.	240,000	15,059
TOTAL COMMON STOCKS			287,335,660

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	20,899
# *	Champion Technology Holdings, Ltd. Warrants 08/03/08	676,493	26,840
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	12,748
*	Chun Wo Holdings, Ltd. Warrants 02/28/09	334,383	13,695
*	Global Green Tech Group, Ltd. Warrants 07/07/08	133,600	2,702
*	Honesty Treasure International Holdings, Ltd. Warrants 06/06/09	410,800	3,260
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	3,600
# *	Playmates Holdings, Ltd. Warrants 05/27/07	793,800	23,773
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	26,809
*	Topsearch International (Holdings), Ltd. Warrants 10/31/08	23,400	222
TOTAL RIGHTS/WARRANTS			134,548

TOTAL — HONG KONG			287,470,208

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,731
*	Promet Berhad	1,143,000	0

18

*	Rekapacific Berhad	473,000	$0

TOTAL — MALAYSIA			3,731

NEW ZEALAND — (2.6%)
COMMON STOCKS — (2.6%)
*	Abano Healthcare Group, Ltd.	31,300	65,891
	AFFCO Holdings, Ltd.	1,806,887	491,500
# *	CanWest Media Works (NZ), Ltd.	333,144	522,549
	Cavalier Corp., Ltd.	283,674	688,751
	CDL Hotels New Zealand, Ltd.	1,387,344	743,011
	CDL Investments New Zealand, Ltd.	370,498	105,930
	Colonial Motor Co., Ltd.	126,795	330,273
	Ebos Group, Ltd.	149,477	575,329
#	Fisher & Paykel Appliances Holdings, Ltd.	1,161,792	3,041,521
#	Freightways, Ltd.	508,275	1,577,683
	Hallenstein Glassons Holdings, Ltd.	241,638	863,917
	Hellaby Holdings, Ltd.	218,615	608,449
	Horizon Energy Distribution, Ltd.	40,420	111,374
#	Infratil, Ltd.	275,800	1,105,492
	Mainfreight, Ltd.	348,717	1,819,255
	Michael Hill International, Ltd.	156,746	1,023,461
*	New Zealand Oil & Gas, Ltd.	823,359	529,146
	New Zealand Refining Co., Ltd.	392,780	1,724,788
	Northland Port Corp. (New Zealand), Ltd.	219,997	502,416
#	Nuplex Industries, Ltd.	327,516	1,718,316
#	Port of Tauranga, Ltd.	541,952	2,358,158
	Provenco Group, Ltd.	524,201	370,385
	Pumpkin Patch, Ltd.	505,313	1,561,490
#	Pyne Gould Guinness, Ltd.	802,384	846,815
#	Restaurant Brand New Zealand, Ltd.	369,175	236,966
*	Richina Pacific, Ltd.	309,644	86,048
*	Rubicon, Ltd.	995,760	682,407
	Ryman Healthcare Group, Ltd.	2,079,995	3,351,457
	Sanford, Ltd.	418,047	1,444,763
	Scott Technology, Ltd.	60,843	100,060
*	Seafresh New Zealand, Ltd.	80,520	1,610
	South Port New Zealand, Ltd.	30,744	47,116
	Southern Capital, Ltd.	98,000	83,223
	Steel & Tube Holdings, Ltd.	379,638	1,180,310
*	Tasman Farms, Ltd.	157,056	0
	Taylors Group, Ltd.	29,646	41,296
*	Tenon, Ltd.	19,132	40,998
	Tourism Holdings, Ltd.	402,452	666,037
*	Tower, Ltd.	729,717	1,169,627
	Warehouse Group, Ltd.	200,774	968,597
TOTAL COMMON STOCKS			33,386,415

RIGHTS/WARRANTS — (0.0%)
*	New Zealand Oil & Gas, Ltd. Warrants 06/30/08	350,923	26,322

TOTAL — NEW ZEALAND			33,412,737

19

SINGAPORE — (8.1%)
COMMON STOCKS — (8.1%)
*	Acma, Ltd.	3,040,700	$132,322
*	Addvalue Technologies, Ltd.	1,043,000	69,035
# *	Advanced Holdings, Ltd.	343,000	63,036
*	AEM-Evertech Holdings, Ltd.	558,000	84,560
	Amtek Engineering, Ltd.	1,599,250	722,716
	Apollo Enterprises, Ltd.	193,000	158,325
*	Aqua-Terra Supply Co., Ltd.	310,000	92,535
	Armstrong Industrial Corp.	1,460,000	167,433
*	ASA Group Holdings, Ltd.	586,000	34,751
*	ASI Marine Holdings, Ltd.	440,000	294,424
*	Asia Environment Holdings, Ltd.	375,000	120,657
*	A-Sonic Aerospace, Ltd.	626,996	96,918
	Aussino Group, Ltd.	967,000	271,817
#	Benjamin (F.J.) Holdings, Ltd.	1,095,000	514,435
*	Best World International, Ltd.	218,000	133,070
	Beyonics Technology, Ltd.	1,945,800	454,194
	Bonvests Holdings, Ltd.	825,000	1,080,299
*	BRC Asia, Ltd.	794,000	81,068
	Broadway Industrial Group, Ltd.	461,000	260,023
*	Brothers (Holdings), Ltd.	252,314	67,552
#	Bukit Sembawang Estates, Ltd	214,002	1,523,893
*	CEI Contract Manufacturing, Ltd.	432,000	52,651
	Cerebos Pacific, Ltd.	282,000	616,142
	CH Offshore, Ltd.	1,304,200	360,773
	Chemical Industries (Far East), Ltd.	105,910	49,564
#	China Dairy Group, Ltd.	1,502,000	477,861
	China Merchants Holdings Pacific, Ltd.	652,000	347,291
*	China Petrotech Holdings	324,000	119,970
	Chip Eng Seng Corp., Ltd.	1,775,000	448,506
	Chosen Holdings, Ltd.	1,284,000	131,838
	Chuan Hup Holdings, Ltd.	4,385,000	980,832
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	36,338
*	Compact Metal Industries, Ltd.	643,000	12,688
	Cougar Logistics Corp.	482,500	88,950
	Courts Singapore, Ltd.	495,000	221,215
#	Creative Technology Co., Ltd.	171,900	1,100,117
# *	CSC Holdings, Ltd.	1,649,000	273,234
	CSE Global, Ltd.	1,262,000	1,253,718
	CWT, Ltd.	923,000	570,453
*	Delong Holdings, Ltd.	8,056,000	1,297,101
	Eagle Brand Holdings, Ltd.	5,158,000	186,819
*	Eastern Asia Technology, Ltd.	1,844,260	133,289
*	Eastgate Technology, Ltd.	870,000	28,891
	ECS Holdings, Ltd.	1,375,000	387,783
	Ellipsiz, Ltd.	338,000	217,428
	Eng Wah Organisation, Ltd.	265,000	41,223
	Engro Corp., Ltd.	236,000	174,194
*	Enviro-Hub Holdings, Ltd.	876,666	313,351
*	Eu Yan Sang International, Ltd.	182,000	76,101
*	Eucon Holdings, Ltd.	755,000	81,762
#	Ezra Holdings Pte, Ltd.	335,000	1,192,708
	Federal International (2000), Ltd.	308,000	98,987
*	Firstlink Investments Corp., Ltd.	995,000	65,549
*	Food Empire Holdings, Ltd.	834,000	567,197

20

	Freight Links Express Holdings, Ltd.	3,893,000	$202,562
	Frontline Technologies Corp., Ltd.	3,170,000	260,913
#	Fu Yu Manufacturing, Ltd.	2,273,750	420,270
	Fuji Offset Plates Manufacturing, Ltd.	33,750	8,720
	GB Holdings, Ltd.	200,000	129,711
	GK Goh Holdings, Ltd.	1,494,000	1,033,241
# *	Global Voice Group, Ltd.	2,054,000	208,573
#	Goodpack, Ltd.	1,592,000	1,581,930
	GP Industries, Ltd.	3,120,209	1,022,395
#	Guocoland, Ltd.	1,312,000	3,633,538
*	Hersing Corp., Ltd.	257,000	77,370
	Hiap Moh Corp., Ltd.	34,874	12,413
#	Hi-P International, Ltd.	1,404,000	710,966
	Ho Bee Investment, Ltd.	1,319,000	1,962,878
*	Hong Fok Corp., Ltd.	1,796,000	1,548,655
	Hong Leong Asia, Ltd.	1,048,000	1,322,754
	Hotel Grand Central, Ltd.	968,395	656,730
	Hotel Plaza, Ltd.	1,189,000	1,807,513
	Hotel Properties, Ltd.	1,675,000	5,615,379
	Hour Glass, Ltd.	311,372	262,510
#	HTL International Holdings, Ltd.	1,839,843	1,100,306
	Huan Hsin Holdings, Ltd.	1,138,400	404,315
	HupSteel, Ltd.	1,350,300	457,259
	Hwa Hong Corp., Ltd.	2,488,000	1,180,569
#	Hyflux, Ltd.	663,000	1,159,119
#	IDT Holdings, Ltd.	718,000	224,526
	IFS Capital, Ltd.	290,000	204,143
*	Indofood Agri Resources, Ltd.	10,488	8,120
*	Inno-Pacific Holdings, Ltd.	680,000	13,481
	Innovalues Precision, Ltd.	520,000	457,717
	Internet Technology Group, Ltd.	874,408	25,936
*	Interra Resources, Ltd.	37,086	8,365
*	Intraco, Ltd.	292,500	96,069
	IPC Corp., Ltd.	700,000	73,714
	Isetan (Singapore), Ltd.	122,500	511,767
*	Jadason Enterprises, Ltd.	580,000	89,643
*	Jasper Investments, Ltd.	2,267,000	29,939
	Jaya Holdings, Ltd.	2,733,000	2,603,235
	JK Yaming International, Ltd.	907,000	219,703
	Jurong Cement, Ltd.	132,500	156,978
	Jurong Technologies Industrial Corp., Ltd.	1,590,600	797,441
	K1 Ventures, Ltd.	5,340,500	1,159,569
#	Keppel Telecommunications and Transportation, Ltd.	2,058,000	3,248,012
	Khong Guan Flour Milling, Ltd.	19,000	32,834
	Kian Ann Engineering, Ltd.	868,000	137,114
	Kian Ho Bearings, Ltd.	781,500	138,858
	Kim Eng Holdings, Ltd.	859,000	903,708
	Koh Brothers, Ltd.	1,494,000	381,070
*	KS Energy Services, Ltd.	125,000	240,960
*	L & M Group Investments, Ltd.	7,107,100	23,423
#	Labroy Marine, Ltd.	3,343,000	4,514,131
*	LanTroVision (S), Ltd.	1,676,250	65,440
	LC Development, Ltd.	2,041,254	301,589
	Lee Kim Tah Holdings, Ltd.	1,600,000	597,680
*	Liang Huat Aluminium, Ltd.	2,954,000	58,384

21

*	Lion Asiapac, Ltd.	473,000	$50,953
	Low Keng Huat Singapore, Ltd.	372,000	528,330
	Lum Chang Holdings, Ltd.	1,134,030	238,461
	Magnecomp International, Ltd.	931,000	429,905
*	Manhattan Resources, Ltd.	459,000	125,237
	Manufacturing Integration Technology, Ltd.	588,000	81,310
*	MDR, Ltd.	2,040,000	74,523
# *	Mediaring.Com, Ltd.	4,262,500	1,086,881
*	Memtech International, Ltd.	1,044,000	147,158
	Metro Holdings, Ltd.	2,256,960	1,278,559
	Midas Holdings, Ltd.	598,000	659,291
*	Miyoshi Precision, Ltd.	369,000	73,986
	MMI Holdings, Ltd.	1,994,000	2,186,578
	Multi-Chem, Ltd.	1,263,000	185,419
	Natsteel, Ltd.	273,000	271,364
	Nera Telecommunications, Ltd.	1,450,000	391,952
	New Toyo International Holdings, Ltd.	1,043,000	210,009
	Norelco Centreline Holdings, Ltd.	941,000	317,996
*	Orchard Parade Holdings, Ltd.	1,084,022	921,870
#	Osim International, Ltd.	1,965,600	1,210,500
	Ossia International, Ltd.	728,332	96,088
	Pan-United Corp., Ltd.	2,193,000	1,232,473
	Pan-United Marine, Ltd.	1,096,500	1,360,697
	PCI, Ltd.	734,000	200,481
*	Penguin Boat International, Ltd.	320,000	38,852
	Pertama Holdings, Ltd.	459,750	125,755
*	Petra Foods, Ltd.	5,000	5,533
	Popular Holdings, Ltd.	1,813,000	369,688
	PSC Corp., Ltd.	5,723,200	359,687
	QAF, Ltd.	668,000	239,070
	Qian Hu Corp., Ltd.	408,200	84,940
	Robinson & Co., Ltd.	284,832	954,020
	Rotary Engineering, Ltd.	2,273,600	1,389,050
	San Teh, Ltd.	838,406	282,170
	SBS Transit, Ltd.	1,011,000	1,914,288
*	SC Global Developments, Ltd.	266,000	812,871
*	Sea View Hotel, Ltd.	66,000	0
*	Seatown Corp., Ltd.	101,000	1,997
	Sembawang Kimtrans, Ltd.	1,618,750	706,882
*	Sim Lian Group, Ltd.	364,000	149,882
	Sin Soon Huat, Ltd.	1,307,000	226,463
	Sing Investments & Finance, Ltd.	141,750	188,892
#	Singapore Food Industries, Ltd.	1,707,000	1,023,837
	Singapore Reinsurance Corp., Ltd	1,695,028	346,307
	Singapore Shipping Corp., Ltd.	1,930,000	483,206
	Singapura Finance, Ltd.	174,062	182,165
# *	Sinomem Technology, Ltd.	902,000	584,185
	SMB United, Ltd.	2,010,000	370,671
	SNP Corp., Ltd.	466,495	322,219
*	SP Chemicals, Ltd.	697,000	489,661
*	SP Corp., Ltd.	454,000	33,113
	Stamford Land Corp., Ltd.	3,229,000	871,467
#	Straits Trading Co., Ltd.	1,117,200	3,052,709
*	Sunningdale Tech, Ltd.	1,027,000	195,045
*	Sunright, Ltd.	378,000	98,247

22

	Superbowl Holdings, Ltd.	980,000	$128,848
	Superior Metal Printing, Ltd.	490,500	41,931
#	Tat Hong Holdings, Ltd.	898,000	814,708
*	Thakral Corp., Ltd.	6,028,000	375,685
	Tiong Woon Corp. Holding, Ltd.	1,359,000	496,232
	Transmarco, Ltd.	106,500	52,228
	Trek 2000 International, Ltd.	1,004,000	253,398
	TT International, Ltd.	2,109,600	368,399
*	Tuan Sing Holdings, Ltd.	3,362,000	629,992
*	Ultro Technologies, Ltd.	530,000	30,912
	Unisteel Technology, Ltd.	1,217,500	2,356,556
	United Engineers, Ltd.	846,666	1,791,478
	United Overseas Insurance, Ltd.	125,500	353,509
*	United Pulp & Paper Co., Ltd.	354,000	96,070
# *	United Test & Assembly Center, Ltd.	1,052,000	627,680
	UOB-Kay Hian Holdings, Ltd.	1,681,000	1,703,761
	Vicom, Ltd.	120,000	116,849
#	WBL Corp., Ltd.	647,000	1,965,594
	Xpress Holdings, Ltd.	2,342,000	223,096
*	Yellow Pages (Singapore), Ltd.	248,000	210,887
*	YHI International, Ltd.	977,000	250,793
	Yoma Strategic Holdings, Ltd.	132,000	27,041
*	Yongnam Holdings, Ltd.	1,506,000	275,120
TOTAL COMMON STOCKS			104,985,385

RIGHTS/WARRANTS — (0.0%)
# *	Bukit Sembawang Estates, Ltd. Warrants 11/13/07	107,001	469,009
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	3,441
*	Singapura Finance, Ltd. Warrants 02/24/09	34,812	13,079
TOTAL RIGHTS/WARRANTS			485,529

TOTAL — SINGAPORE			105,470,914

UNITED KINGDOM — (0.1%)
COMMON STOCKS — (0.1%)
	Tullow Oil P.L.C.	290,691	2,080,170

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc.	7,260	0

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 04/02/07 (Collateralized by $8,990,000 FNMA 4.50%, 05/25/17, valued at $4,551,867) to be repurchased at $4,484,939	$4,483	4,483,000

23

SECURITIES LENDING COLLATERAL — (28.6%)
Repurchase Agreement, Countrywide Securities 5.38%, 04/02/07 (Collateralized by $10,068,181 FHLMC 5.000%, 04/15/34 & FNMA 6.500%, 02/01/37, valued at $10,255,702) to be repurchased at $10,056,105	10,055	$10,054,602
Repurchase Agreement, Deutsche Bank Securities 5.39%, 04/02/07 (Collateralized by $469,964,346 FNMA, rates ranging from 4.000% to 7.000%, maturities ranging from 12/01/11 to 03/01/37, valued at $344,148,001) to be repurchased at $337,450,516	337,400	337,400,000
Repurchase Agreement, UBS Warburg LLC 5.38%, 04/02/07 (Collateralized by $24,990,000 FNMA 6.000%, 02/01/37, valued at $25,288,559) to be repurchased at $24,796,232	24,793	24,792,527
TOTAL SECURITIES LENDING COLLATERAL		372,247,129

TOTAL INVESTMENTS - (100.0%) (Cost $1,057,176,868)##		$1,302,164,955

See accompanying Notes to Financial Statements.

24

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (98.9%)
Consumer Discretionary — (18.9%)
	4imprint Group P.L.C.	96,735	$860,962
*	Abbeycrest P.L.C.	42,590	15,505
	Aga Food Service Group P.L.C.	486,985	3,815,882
	Alba P.L.C.	184,693	689,740
	Alexandra P.L.C.	124,343	327,846
	Alexon Group P.L.C.	205,641	843,819
	Alpha Airports Group P.L.C.	489,053	672,669
	Arena Leisure P.L.C.	1,411,547	1,828,276
	Avon Rubber P.L.C.	126,434	475,486
	Beale P.L.C.	22,161	29,304
	Bellway P.L.C.	298,107	9,339,194
	Ben Bailey P.L.C.	40,986	549,373
	Blacks Leisure Group P.L.C.	181,058	1,108,269
	Bloomsbury Publishing P.L.C.	281,545	1,099,801
	Boot (Henry) P.L.C.	81,607	1,894,146
	Bovis Homes Group P.L.C.	449,404	10,199,575
	BPP Holdings P.L.C.	222,896	2,778,389
	Brown (N) Group P.L.C.	898,268	5,755,255
	Caffyns P.L.C.	6,000	123,384
	Carpetright P.L.C.	141,976	3,247,715
*	Celtic P.L.C.	61,138	58,640
	Centaur Media P.L.C.	523,800	1,446,352
	Character Group P.L.C.	97,314	353,022
	Chime Communications P.L.C.	1,055,433	1,069,224
	Chrysalis Group P.L.C.	526,419	1,444,652
	Churchill China P.L.C.	30,000	160,086
	Clinton Cards P.L.C.	740,506	896,796
	Colefax Group P.L.C.	60,000	245,706
	Cosalt P.L.C.	47,460	348,104
	Crest Nicholson P.L.C.	333,923	4,070,293
	Creston P.L.C.	213,773	767,173
	Dawson Holdings P.L.C.	194,502	413,899
*	Dawson International P.L.C.	100,688	9,782
	Dignity P.L.C.	252,324	3,316,616
*	Entertainment Rights P.L.C.	2,258,940	1,478,599
	Euromoney Institutional Investor P.L.C.	277,986	3,279,139
	Findel P.L.C.	380,020	5,195,650
	First Choice Holidays P.L.C.	1,764,534	10,003,536
*	Forminster P.L.C.	43,333	3,198
	French Connection Group P.L.C.	314,710	1,374,091
	Fuller Smith & Turner P.L.C. Series A	53,097	1,870,476
	Future P.L.C.	933,632	770,827
*	Galiform P.L.C.	2,006,635	6,141,908

1

	Game Group P.L.C.	1,507,827	$4,174,496
	Games Workshop Group P.L.C.	104,823	728,933
*	Gaskell P.L.C.	36,000	1,771
	GCAP Media P.L.C.	564,659	2,389,142
*	Global Natural Energy P.L.C.	11,004	20,232
	Greene King P.L.C.	411,407	8,929,736
	Halfords Group P.L.C.	954,932	7,179,784
	Haynes Publishing Group P.L.C.	14,703	93,553
	Headlam Group P.L.C.	305,483	3,581,114
*	Highbury House Communications P.L.C.	439,166	0
	HMV Group P.L.C.	1,650,324	3,605,864
	Holidaybreak P.L.C.	182,382	2,746,766
	Hornby P.L.C.	154,220	896,757
	Huntsworth P.L.C.	818,058	1,706,330
*	Instore P.L.C.	818,461	334,200
	Investinmedia P.L.C.	29,998	79,006
	Jessops P.L.C.	461,640	136,242
	JJB Sports P.L.C.	835,083	4,131,576
	John David Group P.L.C.	114,500	986,608
	Johnston Press P.L.C.	351,694	3,223,427
	Lambert Howarth Group P.L.C.	43,203	48,737
*	Land of Leather Holdings P.L.C.	156,210	897,258
	Laura Ashley Holdings P.L.C.	2,887,571	1,622,147
	Lookers P.L.C.	709,211	2,849,071
	Luminar P.L.C.	280,268	4,163,832
	Mallett P.L.C.	46,337	218,727
	Manganese Bronze Holdings P.L.C.	62,777	992,825
	Marchpole Holdings P.L.C.	111,635	366,099
*	Mayflower Corp. P.L.C.	550,636	0
	Menzies (John) P.L.C.	219,888	2,290,218
	Mice Group P.L.C.	844,000	401,148
	Millennium and Copthorne Hotels P.L.C.	204,514	2,739,250
*	Monsoon P.L.C.	71,000	549,856
	Moss Bros Group P.L.C.	234,511	303,828
	Mothercare P.L.C.	283,079	2,269,705
*	MyTravel Group P.L.C.	1,643,447	10,138,925
*	Newcastle United P.L.C.	253,896	311,889
	Next Fifteen Communications P.L.C.	25,000	46,818
*	Nord Anglia Education P.L.C.	130,842	825,625
	Northamber P.L.C.	75,888	101,645
*	NXT P.L.C.	339,588	193,645
*	Owen (H.R.) P.L.C.	71,542	151,196
*	Pace Micro Technology P.L.C.	638,041	917,839
*	Partridge Fine Arts P.L.C.	26,127	21,337
#	Pendragon P.L.C.	2,261,855	5,382,224
	Photo-Me International P.L.C.	1,340,534	1,841,645
*	Pinewood Shep P.L.C.	187,350	815,386
*	Pittards P.L.C.	60,985	6,069
	Portmeirion Group P.L.C.	22,856	155,400
*	Pressac P.L.C.	78,129	1,153
*	QXL Ricardo P.L.C.	61,280	1,149,821
	Redrow P.L.C.	644,914	8,274,474
*	Regent Inns P.L.C.	459,957	986,108
	Restaurant Group P.L.C.	753,607	5,440,418
*	Sanctuary Group P.L.C.	690,814	173,971

2

	SCS Upholstery P.L.C.	127,472	$999,122
	Sinclair (William) Holdings P.L.C.	53,000	105,254
	Sirdar P.L.C.	69,754	39,864
	SMG P.L.C.	965,594	1,205,815
	Smith News P.L.C.	635,227	1,738,306
*	Southampton Leisure Holdings P.L.C.	19,615	18,818
*	SPG Media Group P.L.C.	75,298	8,150
*	Sportech P.L.C.	1,096,974	339,917
	St. Ives P.L.C.	399,504	2,452,496
*	Stylo P.L.C.	64,096	98,762
	Taylor Nelson Sofres P.L.C.	1,605,792	7,465,038
	Ted Baker P.L.C.	161,948	1,868,153
*	TG21 P.L.C.	85,507	8,835
*	Tinopolis P.L.C.	175,752	124,507
	Topps Tiles P.L.C.	712,603	4,210,544
*	Torotrak P.L.C.	316,569	288,352
*	Tottenham Hotspur P.L.C.	150,000	251,332
	UTV P.L.C.	217,432	1,835,698
	Victoria P.L.C.	12,000	55,639
	Vitec Group P.L.C.	134,662	1,567,704
	Wagon P.L.C.	227,775	604,277
*	Wembley P.L.C.	68,694	2,704
*	Westcity P.L.C.	96,111	85,582
	Wetherspoon (J.D.) P.L.C.	552,111	8,173,172
	WH Smith P.L.C.	635,227	5,151,758
	Wilmington Group P.L.C.	310,304	1,561,982
	Wilson Bowden P.L.C.	7,000	291,400
	Woolworths Group P.L.C.	5,587,422	3,379,260
Total Consumer Discretionary			235,898,626

Consumer Staples — (4.3%)
	Anglo-Eastern Plantations P.L.C.	111,453	684,792
	Arla Foods UK P.L.C.	1,960,198	2,733,393
	Barr (A.G.) P.L.C.	59,252	1,481,284
	Cranswick P.L.C.	159,211	2,947,721
	Dairy Crest Group P.L.C.	499,825	6,556,549
	Devro P.L.C.	623,198	1,670,160
*	European Home Retail P.L.C.	109,256	45,150
	Greggs P.L.C.	38,326	3,643,586
	Marston’s P.L.C.	1,139,704	9,902,831
	McBride P.L.C.	723,350	3,404,552
	Nichols P.L.C.	66,550	402,232
	Northern Foods P.L.C.	1,762,847	4,272,406
	Premier Foods P.L.C.	1,020,492	5,860,059
	PZ Cussons P.L.C.	1,207,838	4,078,912
	R.E.A. Holdings P.L.C.	34,233	272,296
	Robert Wiseman Dairies P.L.C.	283,369	2,567,977
*	Swallowfield P.L.C.	15,000	19,651
	Thorntons P.L.C.	313,060	1,124,038
	Uniq P.L.C.	463,373	1,753,791
	Young & Co’s Brewery P.L.C.	10,000	490,128
	Young & Co’s Brewery P.L.C. Class A	5,234	320,917
Total Consumer Staples			54,232,425

3

Energy — (6.5%)
	Abbot Group P.L.C.	896,741	$4,690,637
	Anglo Pacific Group P.L.C.	333,865	920,046
	Burren Energy P.L.C.	421,226	6,610,616
*	Dana Petroleum P.L.C.	337,760	6,484,743
*	Emerald Energy P.L.C.	220,639	626,713
	Expro International Group P.L.C.	417,648	7,239,113
	Fisher (James) & Sons P.L.C.	192,145	2,283,967
*	Fortune Oil P.L.C.	5,933,254	679,123
	Hunting P.L.C.	441,804	6,568,171
	JKX Oil and Gas P.L.C.	501,885	3,001,621
*	KBC Advanced Technologies P.L.C.	163,011	172,400
	Lupus Capital P.L.C.	429,989	161,739
	Melrose Resources P.L.C.	388,991	3,115,444
*	Premier Oil P.L.C.	331,220	8,225,358
*	Soco International P.L.C.	294,449	9,042,515
	Sondex P.L.C.	252,247	1,782,529
*	U.K. Coal P.L.C.	590,118	6,412,300
*	Venture Production P.L.C.	434,519	5,655,471
	Wood Group (John) P.L.C.	1,504,358	7,933,577
Total Energy			81,606,083

Financials — (18.5%)
	Aberdeen Asset Management P.L.C.	2,223,016	9,510,809
	Arbuthnot Banking Group P.L.C.	67,329	739,013
	Atrium Underwriting P.L.C.	180,581	999,557
*	Bradstock Group P.L.C.	5,200	4,502
	Brewin Dolphin Holdings P.L.C.	874,105	3,188,656
	Brit Insurance Holdings P.L.C.	1,320,379	8,378,383
	Brixton P.L.C.	952,536	9,541,026
	Capital & Regional P.L.C.	275,300	8,341,250
*	Catlin Group, Ltd.	242,131	2,382,316
	Chesnara P.L.C.	92,900	338,997
*	CLS Holdings P.L.C.	268,490	3,881,106
*	Collins Stewart P.L.C.	407,502	2,040,837
	Countrywide P.L.C.	628,110	7,340,326
	Daejan Holdings P.L.C.	43,621	4,512,923
	Derwent Valley Holdings P.L.C.	400,762	17,149,649
	Development Securities P.L.C.	177,708	2,237,984
	Domestic & General Group P.L.C.	150,694	3,485,479
	DTZ Holdings P.L.C.	209,951	2,747,478
	Erinaceous Group P.L.C.	465,172	1,931,074
	Evolution Group P.L.C.	1,152,902	3,347,111
	F&C Asset Management P.L.C.	1,670,683	6,101,832
*	Freeport P.L.C.	152,318	1,201,454
	Grainger Trust P.L.C.	436,048	5,531,852
	Great Portland Estates P.L.C.	722,131	11,032,536
	Guiness Peat Group P.L.C.	1,424,556	2,325,444
*	Hampton Trust P.L.C.	232,050	0
	Hardy Underwriting Group P.L.C.	138,704	780,644
*	Hawtin P.L.C.	196,500	55,041
	Helical Bar P.L.C.	369,082	3,115,750
*	Henderson Group P.L.C.	3,396,725	9,783,063
	Highway Insurance Holdings P.L.C.	844,999	1,177,313
	Hiscox, Ltd.	1,606,168	8,503,922
	Hitachi Capital UK P.L.C.	158,219	707,834

4

	IG Group Holdings P.L.C.	1,022,499	$5,970,889
	Intermediate Capital Group P.L.C.	181,009	6,945,746
	Jardine Lloyd Thompson Group P.L.C.	678,286	5,870,171
	JS Real Estate P.L.C.	17,524	239,263
	Kensington Group P.L.C.	248,504	3,259,649
	Kiln P.L.C.	1,107,206	2,569,830
	Liontrust Asset Management P.L.C.	27,832	215,412
	London Scottish Bank P.L.C.	491,096	1,115,886
*	Marylebone Warwick Balfour Group P.L.C.	379,622	2,192,163
	McKay Securities P.L.C.	97,232	893,087
*	Minerva P.L.C.	574,142	4,323,100
	Mucklow (A & J) Group P.L.C.	221,136	2,090,608
*	Panmure Gorden & Co. P.L.C.	15,272	46,940
	Paragon Group of Companies P.L.C.	153,200	1,748,925
	Park Group P.L.C.	291,600	128,370
	Primary Health Properties P.L.C.	61,769	570,101
*	Probus Estates P.L.C.	83,333	164
	Quintain Estates & Development P.L.C.	161,208	2,841,706
	Rathbone Brothers P.L.C.	132,562	3,417,467
	Rensburg Sheppards P.L.C.	152,060	2,613,045
	Rugby Estates P.L.C.	15,328	183,597
	Rutland Trust P.L.C.	85,288	113,416
	S & U P.L.C.	21,140	231,630
*	Safeland P.L.C.	25,000	47,808
	Savills P.L.C.	443,892	5,792,866
	Shaftesbury P.L.C.	572,839	8,544,676
	Shore Capital Group P.L.C.	1,074,979	1,819,943
	St. Modwen Properties P.L.C.	417,287	5,784,080
	Stanley (Charles) Group P.L.C.	117,317	778,482
	Town Centre Securities P.L.C.	206,327	2,453,411
	Tullett Prebon P.L.C.	247,502	2,353,288
	Unite Group P.L.C.	457,428	4,677,709
	Warner Estate Holdings P.L.C.	172,730	2,755,635
	Workspace Group P.L.C.	663,597	6,586,947
Total Financials			231,591,171

Health Care — (2.8%)
*	Acambis P.L.C.	372,178	940,466
*	Alizyme P.L.C.	660,805	1,499,920
*	Antisoma P.L.C.	1,491,544	1,463,873
*	Ark Theraputics Group P.L.C.	608,010	1,529,401
*	Asterand P.L.C.	160,000	16,085
*	Axis-Shield P.L.C.	215,716	1,088,382
	Bespak P.L.C.	114,539	1,762,259
*	Biocompatibles International P.L.C.	150,111	522,500
*	Bioquell P.L.C.	90,893	249,696
*	BTG P.L.C.	489,797	1,171,759
	Care U.K. P.L.C.	205,547	2,727,041
*	Clinical Computing P.L.C.	46,666	5,890
	Corin Group P.L.C.	151,637	1,153,058
	Dechra Pharmaceuticals P.L.C.	204,340	1,283,629
*	Ferraris Group P.L.C.	171,391	79,812
*	Genetix Group P.L.C.	151,246	232,452
*	Global Health Partners P.L.C.	932	3,533
	Goldshield Group P.L.C.	123,034	413,738

5

*	Gyrus Group P.L.C.	506,195	$4,503,824
*	iSOFT Group P.L.C.	737,364	505,451
*	MDY Healthcare P.L.C.	586,814	28,202
*	Medical Solutions P.L.C.	140,731	17,383
	Nestor Healthcare Group P.L.C.	443,850	1,392,008
*	Osmetech P.L.C.	66,935	29,701
*	Oxford Biomedica P.L.C.	2,007,523	1,855,385
*	Phytopharm P.L.C.	111,349	85,140
*	Pinnacle Staffing Group P.L.C.	303,219	51,460
*	Protherics P.L.C.	1,046,492	1,351,511
*	Provalis P.L.C.	796,584	4,703
	Ransom (William) & Son P.L.C.	30,000	26,861
*	SkyePharma P.L.C.	1,738,458	979,579
	SSL International P.L.C.	765,633	6,032,032
	Theratase P.L.C.	138,068	166,456
*	Vectura Group P.L.C.	491,081	849,394
*	Vernalis P.L.C.	1,131,506	1,248,199
Total Health Care			35,270,783

Industrials — (32.7%)
*	AEA Technology P.L.C.	539,970	1,134,821
	Aggreko P.L.C.	1,038,893	10,327,712
	Air Partner P.L.C.	35,296	625,956
*	Airflow Streamlines P.L.C.	20,500	23,599
	Alumasc Group P.L.C.	131,547	571,222
	Amec P.L.C.	683,554	7,145,822
	Arriva P.L.C.	577,614	8,468,211
	Ashtead Group P.L.C.	1,337,718	3,980,148
	Atkins (WS) P.L.C.	445,124	8,493,103
*	Autologic Holdings P.L.C.	96,590	217,163
*	Avis Europe P.L.C.	3,154,308	4,365,375
	Babcock International Group P.L.C.	851,276	6,689,662
*	Bailey (C.H.) P.L.C.	20,950	37,360
*	BB Holdings, Ltd.	8,709	37,485
*	BBA Aviation P.L.C.	546,674	3,022,480
	Black Arrow Group P.L.C.	56,500	80,608
	Bodycote International P.L.C.	1,195,464	7,309,536
	Braemar Seascope Group P.L.C.	73,913	588,995
	Brammer P.L.C.	189,691	1,198,538
	BSS Group P.L.C.	489,028	4,653,487
	Business Post Group P.L.C.	199,404	1,807,015
	Camellia P.L.C.	2,437	418,773
	Carillion P.L.C.	1,140,139	8,974,896
*	Carlisle Group, Ltd.	3,484	7,437
	Carr’s Milling Industries P.L.C.	35,330	377,466
	Carter & Carter Group P.L.C.	122,848	2,938,997
	Castings P.L.C.	163,887	871,501
	Charles Taylor Consulting P.L.C.	143,225	1,164,795
*	Charter P.L.C.	561,590	9,826,191
	Chemring Group P.L.C.	130,647	4,784,627
	Chloride Group P.L.C.	1,013,356	3,235,553
	Christie Group P.L.C.	53,263	263,670
	Clarke (T.) P.L.C.	148,717	673,442
	Clarkson P.L.C.	54,733	1,045,332
	Communisis P.L.C.	577,296	729,207

6

	Cookson Group P.L.C.	694,799	$8,502,180
*	Corporate Services Group P.L.C.	3,685,688	662,426
*	Costain Group P.L.C.	1,306,155	1,327,987
*	Danka Business Systems P.L.C.	1,029,605	279,105
	Dart Group P.L.C.	296,000	763,204
	Datamonitor P.L.C.	276,307	3,212,706
	Davis Service Group P.L.C.	657,656	7,545,837
	De La Rue P.L.C.	676,542	9,530,512
	Dewhurst P.L.C. Class A Non-Voting	15,500	49,413
	Dewhurst P.L.C. ORD	9,000	34,447
	Domino Printing Sciences P.L.C.	449,538	3,209,416
*	easyJet P.L.C.	759,858	10,357,137
	Eleco P.L.C.	104,685	199,077
	Enodis P.L.C.	1,641,473	6,679,644
	Enterprise P.L.C.	270,194	3,191,755
	Fenner P.L.C.	596,817	2,524,288
	FKI P.L.C.	2,068,038	4,742,659
	Forth Ports P.L.C.	184,831	7,542,564
*	Fortress Holdings P.L.C.	120,728	6,533
	Galliford Try P.L.C.	1,117,974	3,774,739
	Gibbs & Dandy P.L.C.	37,672	286,487
	Gleeson (M.J.) Group P.L.C.	189,545	1,534,809
	Glotel P.L.C.	119,419	141,127
	Go-Ahead Group P.L.C.	178,245	8,944,925
*	Hampson Industries P.L.C.	320,091	914,165
*	Harvey Nash Group P.L.C.	226,666	335,638
	Havelock Europa P.L.C.	123,687	399,311
	Heath (Samuel) & Sons P.L.C.	7,500	72,318
	Helphire Group P.L.C.	553,273	4,805,725
*	Heywood Williams Group P.L.C.	297,460	576,493
	Homeserve P.L.C.	238,474	8,367,998
	Hyder Consulting P.L.C.	159,637	1,453,843
	Interserve P.L.C.	476,869	4,551,912
	Intertek Group P.L.C.	512,085	9,144,922
*	Invensys P.L.C.	1,628,063	9,317,363
	Ite Group P.L.C.	966,080	2,985,965
	James Halstead P.L.C.	104,416	1,223,408
	Johnson Service Group P.L.C.	206,862	1,303,249
	Keller Group P.L.C.	266,279	4,835,711
	Kier Group P.L.C.	145,769	6,893,747
	Latchways P.L.C.	40,210	889,769
	Lavendon Group P.L.C.	154,941	1,266,216
	Lincat Group P.L.C.	19,000	217,965
	Litho Supplies P.L.C.	20,000	24,536
*	Lorien P.L.C.	60,000	79,012
	Low & Bonar P.L.C.	707,849	1,952,155
	Management Consulting Group P.L.C.	1,055,808	962,035
	McAlpine (Alfred) P.L.C.	407,456	3,552,643
	Metalrax Group P.L.C.	508,719	801,717
	Michael Page International P.L.C.	1,224,495	12,921,499
	Mitie Group P.L.C.	1,263,634	5,722,102
	Molins P.L.C.	68,000	225,318
	Morgan Crucible Company P.L.C.	1,212,085	6,376,632
	Morgan Sindall P.L.C.	146,726	3,615,405
	Mouchel Parkman P.L.C.	437,972	3,817,434

7

	MS International P.L.C.	71,500	$230,075
	New Avesco P.L.C.	29,998	59,459
	Northern Recruitment Group P.L.C.	36,500	74,935
	Northgate P.L.C.	252,005	5,382,506
	Ocean Wilsons Holdings, Ltd.	84,250	1,337,736
*	OneSource Services, Inc.	544	6,870
	OPD Group P.L.C.	95,878	810,011
	Parkwood Holdings P.L.C.	72,980	199,291
*	Penna Consulting P.L.C.	91,728	155,236
*	Planestation Group P.L.C.	76,551	0
*	Quantica P.L.C.	245,300	209,108
*	Regus Group P.L.C.	3,628,946	10,603,079
	Reliance Security Group P.L.C.	49,710	681,255
*	Renold P.L.C.	270,995	745,064
	Ricardo P.L.C.	220,336	1,525,955
	Robert Walters P.L.C.	326,957	2,061,829
	ROK P.L.C.	113,782	2,406,872
	RPS Group P.L.C.	824,831	5,283,573
	Salvesen (Christian) P.L.C.	950,714	1,097,300
	Senior P.L.C.	1,436,031	2,280,554
	Serco Group P.L.C.	134,385	1,215,568
	Severfield-Rowan P.L.C.	84,679	3,079,158
	Shanks Group P.L.C.	884,042	4,673,758
	SIG P.L.C.	445,720	11,120,704
	Smart (J.) & Co. (Contractors) P.L.C.	22,500	387,419
	Speedy Hire P.L.C.	183,252	4,220,769
	Spirax-Sarco Engineering P.L.C.	318,471	6,464,030
	Spring Group P.L.C.	596,238	736,692
#	Stagecoach Group P.L.C.	1,865,823	6,598,679
*	Stanelco P.L.C.	2,148,370	44,295
	Tarsus Group P.L.C.	175,001	849,106
	TDG P.L.C.	326,296	1,866,653
	Tex Holdings P.L.C.	14,000	34,024
*	The 600 Group P.L.C.	218,038	223,918
	Thorpe (F.W.) P.L.C.	24,000	298,550
*	Tinsley (Eliza) Group P.L.C.	19,844	3,515
*	Trafficmaster P.L.C.	517,604	696,767
	Tribal Group P.L.C.	125,000	300,246
	Trifast P.L.C.	359,985	570,777
	Ultra Electronics Holdings P.L.C.	274,276	6,711,258
	Umeco P.L.C.	177,143	1,640,628
*	Universal Salvage P.L.C.	104,608	402,441
*	Volex Group P.L.C.	241,088	685,972
	Vp P.L.C.	166,643	1,180,295
	VT Group P.L.C.	708,023	6,850,859
	Waterman Group P.L.C.	74,473	268,694
	Watermark Group P.L.C.	189,106	80,796
	Weir Group P.L.C.	829,368	9,932,405
	Whatman P.L.C.	520,176	2,956,231
	White Young Green P.L.C.	177,478	1,524,392
*	Wilshaw P.L.C.	198,409	15,130
	Wincanton P.L.C.	471,185	3,440,057
	WSP Group P.L.C.	254,125	3,493,674
	XP Power P.L.C.	73,546	764,091
Total Industrials			409,221,627

8

Information Technology — (10.8%)
	Abacus Group P.L.C.	285,469	$816,183
	Acal P.L.C.	98,344	775,942
	Alphameric P.L.C.	486,081	472,616
*	Alterian P.L.C.	151,434	460,454
	Amstrad P.L.C.	311,793	884,953
	Anite Group P.L.C.	1,273,342	2,052,081
*	ARC International P.L.C.	623,793	565,822
*	Autonomy Corp. P.L.C.	651,472	8,814,721
	Aveva Group P.L.C.	257,544	4,158,895
	Axon Group P.L.C.	207,398	2,652,698
*	Bede P.L.C.	135,978	19,136
	CML Microsystems P.L.C.	28,361	72,490
	Compel Group P.L.C.	119,994	350,238
	Computacenter P.L.C.	377,178	2,068,418
*	CSR P.L.C.	107,309	1,366,183
	Detica Group P.L.C.	435,311	3,535,206
	Dialight P.L.C.	111,362	457,816
	Dicom Group P.L.C.	325,477	1,469,885
	Dimension Data Holdings P.L.C.	939,000	927,104
	Diploma P.L.C.	83,772	1,487,477
	DRS Data & Research Services P.L.C.	26,825	19,390
	E2V Technologies P.L.C.	200,840	1,534,029
	Electrocomponents P.L.C.	1,319,110	7,493,214
	Electronic Data Processing P.L.C.	55,200	72,906
*	Eurodis Electron P.L.C.	2,118,657	43,777
	Filtronic P.L.C.	338,741	894,153
*	Financial Objects P.L.C.	17,000	23,311
	GB Group P.L.C.	415,333	335,771
*	Gresham Computing P.L.C.	204,631	494,554
	Halma P.L.C.	1,554,692	6,723,911
	ICM Computer Group P.L.C.	64,101	563,023
*	Imagination Technologies Group P.L.C.	908,378	2,285,233
	Independent Media Distribution P.L.C.	21,621	16,569
*	Innovation Group P.L.C.	2,187,297	1,414,410
*	Intec Telecom Systems P.L.C.	983,242	813,848
	Intelek P.L.C.	99,880	28,627
*	Kewill Systems P.L.C.	309,597	481,442
	Laird Group P.L.C.	685,436	7,373,111
	Macro 4 P.L.C.	68,736	294,565
	Micro Focus International P.L.C.	238,050	1,070,427
	Microgen P.L.C.	307,694	307,925
	Misys P.L.C.	2,032,165	9,568,913
	Morse P.L.C.	450,565	821,814
	MTL Instruments Group P.L.C.	71,580	715,083
*	nCipher P.L.C.	99,572	466,477
	Netstore P.L.C.	143,737	91,388
	Northgate Information Solutions P.L.C.	1,948,142	3,184,965
*	NSB Retail Systems P.L.C.	1,119,725	638,916
	Oxford Instruments P.L.C.	167,896	818,120
*	Parity Group P.L.C.	7,621	10,855
	Phoenix IT Group, Ltd.	75,000	510,782
*	Plasmon P.L.C.	259,985	182,413
	Premier Farnell P.L.C.	1,368,932	5,507,745

9

	Psion P.L.C.	462,761	$1,536,537
*	Raymarine P.L.C.	260,960	2,360,745
	Renishaw P.L.C.	222,795	3,320,459
	Revenue Assurance Services P.L.C.	30,304	74,043
	RM P.L.C.	359,199	1,350,857
	Rotork P.L.C.	365,656	6,090,128
	Royalblue Group P.L.C.	134,098	2,938,249
*	SCi Entertainment Group P.L.C.	183,051	1,686,146
*	Scipher P.L.C.	34,563	765
*	SDL P.L.C.	229,834	1,538,216
*	Servicepower Technologies P.L.C.	235,191	53,043
	Spectris P.L.C.	508,179	8,809,511
*	Spirent Communications P.L.C.	2,769,967	3,349,737
*	Superscape Group P.L.C.	508,419	106,271
*	Surfcontrol P.L.C.	104,638	977,593
*	Tadpole Technology P.L.C.	427,207	40,983
*	Telent P.L.C.	263,768	2,454,174
*	Telspec P.L.C.	25,000	3,249
	Trace Group P.L.C.	33,552	56,452
	TT electronics P.L.C.	531,652	2,507,055
	Vega Group P.L.C.	69,342	350,582
	Vislink P.L.C.	550,671	1,061,516
*	Wolfson Microelectronics P.L.C.	453,006	2,631,391
*	Workplace Systems International P.L.C.	238,739	29,096
	XAAR P.L.C.	220,887	1,011,739
	XANSA P.L.C.	1,086,619	1,868,278
	Zetex P.L.C.	276,462	488,496
Total Information Technology			134,905,296

Materials — (3.4%)
*	Amberley Group P.L.C.	200,000	38,373
*	API Group P.L.C.	103,483	183,495
	Baggeridge Brick P.L.C.	136,350	512,002
	British Polythene Industries P.L.C.	97,215	961,459
	Carclo P.L.C.	214,230	461,778
	Chamberlin & Hill P.L.C.	18,000	70,369
	Chapelthorpe P.L.C.	656,803	46,124
*	Coral Products P.L.C.	50,000	12,748
	Croda International P.L.C.	495,398	6,271,367
	Cropper (James) P.L.C.	22,000	78,553
	Delta P.L.C.	500,743	1,349,898
	DS Smith P.L.C.	1,410,480	6,198,321
	Dyson Group P.L.C.	116,928	531,440
	Elementis P.L.C.	1,769,990	3,130,646
	Ennstone P.L.C.	1,455,712	1,351,215
	Filtrona P.L.C.	724,553	3,838,229
	Hill & Smith Holdings P.L.C.	237,645	1,620,577
*	Inveresk P.L.C.	150,000	50,039
	Macfarlane Group P.L.C.	378,287	226,430
	Marshalls P.L.C.	662,347	4,513,063
*	OpSec Security Group P.L.C.	117,822	215,590
	Porvair P.L.C.	139,099	367,820
	RPC Group P.L.C.	402,719	2,003,928
*	Scapa Group P.L.C.	456,918	230,151
*	Scarborough Minerals P.L.C.	14,622	12,134

10

	Treatt P.L.C.	14,957	$95,302
	UCM Group P.L.C.	41,980	68,425
	Victrex P.L.C.	314,861	4,810,424
	Yule Catto & Co. P.L.C.	521,859	2,448,545
	Zotefoams P.L.C.	96,852	240,263
Total Materials			41,938,708

Other — (0.0%)
*	Aries Insurance Services P.L.C.	62,500	0
*	Full Circle Future, Ltd.	135,600	0
*	Garton Engineering P.L.C.	10,248	0
*	IMS Group P.L.C.	75,000	0
*	Industrial & Commercial Holdings P.L.C.	5,000	148
*	Pisces Property Services P.L.C.	62,500	0
*	Richmond Oil & Gas P.L.C.	220,000	0
*	RMS Communications P.L.C.	15,000	0
*	Secure Ventures (No. 6) P.L.C.	62,500	0
*	Secure Ventures (No. 7) P.L.C.	62,500	0
*	SFI Holdings, Ltd. Series A	26,713	16,296
*	Tandem Group P.L.C.	327,365	0
*	Terence Chapman Group P.L.C.	62,500	390
*	Whitecroft P.L.C.	105,000	0
Total Other			16,834

Telecommunication Services — (0.9%)
*	Colt Telecom Group P.L.C.	858,120	3,011,605
	Kingston Communications P.L.C.	1,458,104	2,240,904
*	Redstone P.L.C.	125,910	185,210
	Telecom Plus P.L.C.	294,204	1,140,310
*	Thus Group P.L.C.	549,382	1,994,826
*	Vanco P.L.C.	232,704	2,301,552
Total Telecommunication Services			10,874,407

Utilities — (0.1%)
	Dee Valley Group P.L.C.	12,109	265,223
	Hydro International P.L.C.	27,669	81,387
	Northumbrian Water Group P.L.C.	209,002	1,279,089
Total Utilities			1,625,699

TOTAL COMMON STOCKS			1,237,181,659

RIGHTS/WARRANTS — (0.0%)
*	Letter of Entitlements - Audemars Piguet	90,242	0
*	Lupus Capital P.L.C. Rights 04/18/07	171,995	3,385
*	Planestation Group P.L.C. Warrants 01/13/11	229,653	0
*	SFI Holdings, Ltd. Litigation Certificate	26,713	0
*	Ultraframe Litigation Notes	319,285	0
TOTAL RIGHTS/WARRANTS			3,385

11

	Face Amount	Value†
	(000)

TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 04/02/07 (Collateralized by $440,000 FNMA 5.50%, 02/25/36, valued at $417,277) to be repurchased at $407,176	$407	$407,000

SECURITIES LENDING COLLATERAL — (1.1%)
Repurchase Agreement, Countrywide Securities 5.38%, 04/02/07 (Collateralized by $694,216 FHLMC 5.000%, 04/15/34, valued at $699,255) to be repurchased at $685,544	685	685,442
Repurchase Agreement, UBS Warburg LLC 5.38%, 04/02/07 (Collateralized by $17,956,408 FNMA 5.500%, 04/01/33 & 6.000%, 02/01/36, valued at $12,818,325) to be repurchased at $12,566,536	12,565	12,564,658
TOTAL SECURITIES LENDING COLLATERAL		13,250,100

TOTAL INVESTMENTS - (100.0%) (Cost $753,695,848)##		$1,250,842,144

See accompanying Notes to Financial Statements.

12

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

March 31, 2007

(Unaudited)

		Shares	Value ††

AUSTRIA — (2.0%)
COMMON STOCKS — (2.0%)
	Agrana Beteiligungs AG	17,295	$1,744,770
#	Andritz AG	27,387	6,869,291
	Austria Email AG	715	6,880
*	Austrian Airlines AG	82,551	1,193,556
	BKS Bank AG	520	72,937
	Boehler-Uddeholm AG	104,608	10,080,101
# *	BWIN Interactive Entertainment AG	49,188	2,366,881
#	BWT AG	24,819	1,450,136
*	CA Immobilien Anlagen AG	134,542	4,496,713
*	Christ Water Techology AG	24,819	493,098
	Constantia Packaging AG	21,263	1,392,113
*	Conwert Immobilien Invest AG	54,426	1,197,465
	Eybl International AG	3,191	68,614
#	Flughafen Wien AG	32,850	3,220,368
	Frauenthal Holding AG	10,460	302,332
*	Intercell AG	51,979	1,703,847
#	Lenzing AG	3,948	1,672,274
*	Manner (Josef) & Co. AG	870	61,015
#	Mayr-Melnhof Karton AG	11,760	2,625,280
	Oberbank AG	8,153	1,362,378
#	Palfinger AG	11,176	1,739,827
# *	RHI AG	65,590	3,245,100
	Rosenbauer International AG	2,134	360,285
*	S&T System Integration & Technology Distribution AG	5,233	400,913
#	Schoeller-Bleckmann Oilfield Equipment AG	23,403	1,224,109
*	Sparkassen Immobilien AG	58,185	1,100,937
	UBM Realitaetenentwicklung AG	1,440	99,978
	Uniqa Versicherungen AG	88,000	2,937,926
*	Wolford AG	5,946	297,538

TOTAL — AUSTRIA			53,786,662

BELGIUM — (3.1%)
COMMON STOCKS — (3.1%)
*	Abfin SA	2,560	0
	Ackermans & Van Haaren SA	81,918	7,208,863
#	Agfa Gevaert NV	26,889	608,695
	Arinso International SA	29,855	819,466
	Banque Nationale de Belgique	778	3,881,443
#	Barco NV	47,169	4,353,271
	Bekaert SA	52,431	7,156,788
	Brantano Group NV	5,881	276,971
	Brederode SA	12,180	508,820
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	237,537

	Cofinimmo SA	17,021	$3,547,874
	Compagnie du Bois Auvage SA	87	38,568
*	Compagnie du Bois Auvage SA VVPR STRIP	87	19
	Compagnie Francois d’Entreprises (CFE)	2,080	3,231,167
	Compagnie Immobiliere de Belgique SA	9,579	608,135
	Compagnie Maritime Belge SA	59,856	3,992,862
	Cumerio NV SA	9,586	283,836
#	Deceuninck NV	63,700	2,003,462
	Dolmen Computer Applications NV	15,360	247,611
	D’Ieteren NV SA	11,529	4,749,738
	Duvel Moorgat SA	8,788	460,473
	Econocom Group SA	61,340	658,105
# *	Elia System Operator SA NV	117,849	4,851,754
	# Euronav SA	65,285	2,198,731
	EVS Broadcast Equipment SA	5,500	351,846
	Exmar NV	52,575	1,734,209
	Floridienne SA	2,033	212,998
*	ICOS Vision Systems NV	23,655	992,075
	Image Recognition Integrated Systems (I.R.I.S.)	4,016	239,476
# *	Innogenetics NV	75,886	814,967
*	Integrated Production & Test Engineering NV	9,275	62,442
*	International Brachtherapy SA	34,403	338,104
*	Ion Beam Application SA	62,304	1,817,740
*	Jensen-Group NV	14,485	117,630
	Kinepolis	15,062	1,155,557
	Lotus Bakeries SA	1,401	434,367
	Melexis NV	82,111	1,556,028
	Nord-Sumatra Investissements SA	650	518,140
	Omega Pharma SA	78,769	6,128,272
# *	Option NV	79,228	1,458,045
*	Papeteries Catala SA	315	72,586
*	Picanol	16,120	326,585
*	Real Software SA	639,542	462,263
	Recticel SA	47,637	646,831
*	Resilux	3,440	214,417
	Rosier SA	655	157,489
	Roularta Media Group NV	16,073	1,366,984
	Sapec SA	3,635	483,357
*	SAPEC SA Strip VVPR	75	179
	Sioen Industries NV	40,931	555,043
	Sipef NV	2,209	781,051
	Societe Anonyme Des Glaces de Moustier-sur-Sambre	13,370	923,465
*	Spector Photo Group SA	60,648	108,329
*	Systemat-Datarelay SA	25,608	232,950
	Ter Beke NV	2,281	205,835
	Tessenderlo Chemie NV	80,138	3,927,840
	Unibra SA	1,600	234,598
	Van De Velde NV	22,472	1,114,214
	VPK Packaging Group SA	12,678	676,783
	Warehouses De Pauw SCA	10,753	779,588
# *	Zenitel	20,197	99,883
TOTAL COMMON STOCKS			83,226,355

RIGHTS/WARRANTS — (0.0%)
*	Carrieres Unies Porphyre SA Coupons	45	$0

TOTAL — BELGIUM			83,226,355

DENMARK — (2.6%)
COMMON STOCKS — (2.6%)
*	Aktieselskabet Ringkjoebing Bank A.S.	4,295	758,304
#	Aktieselskabet Roskilde Bank A.S.	32,685	3,677,277
	Aktieselskabet Skjern Bank A.S.	2,730	429,174
*	Aktieselskabet Skjern Bank A.S. Issue 07	546	86,142
#	Alk-Abello A.S.	15,055	2,784,481
# *	Alm. Brand A.S.	28,360	1,891,246
#	Amagerbanken A.S.	25,720	1,762,277
	Ambu A.S.	19,440	352,490
	Arkil Holdings A.S. Series B	670	126,510
#	Auriga Industries A.S. Series B	29,250	847,625
#	Bang & Olufsen Holding A.S. Series B	31,337	3,871,640
# *	Bavarian Nordic A.S.	13,980	1,282,158
*	Bavarian Nordic A.S. Issue 07	2,796	258,158
	Biomar Holding A.S.	11,548	663,348
*	BoConcept Holding A.S.	3,750	290,679
	Bonusbanken A.S.	69,455	532,342
	Bording (F.E.) A.S. Series B	600	86,823
	Brodrene Hartmann A.S. Series B	5,865	217,157
*	Brondbyernes I.F. Fodbold A.S. Series B	5,800	89,013
*	Capinordic A.S.	156,300	753,343
*	Dampskibsselskabet Norden A.S.	840	818,112
*	Danionics A.S. Series A	32,000	108,150
	Dantherm Holding A.S.	13,100	250,186
*	Danware A.S.	5,785	110,823
#	DFDS A.S.	11,760	1,581,837
#	DiBa Bank A.S.	7,265	700,457
	Dicentia A.S.	6,000	34,020
	Djursland Bank A.S.	1,670	219,589
#	DLH A.S. Series B	29,700	561,112
#	East Asiatic Co., Ltd.	50,573	2,423,469
# *	EDB Gruppen A.S.	5,780	236,037
	Fionia Bank A.S. Rights	3,468	1,004,531
#	Fluegger A.S. Series B	4,198	507,890
#	Forstaedernes Bank A.S.	46,188	1,877,193
	Glunz & Jensen A.S.	2,870	31,195
	GPV Industi A.S.	1,700	90,955
#	H&H International A.S. Series B	1,600	531,369
	Hadsten Bank A.S.	555	182,462
#	Harboes Bryggeri A.S.	10,250	401,963
	Hedegaard (Peder P.) A.S.	1,360	149,898
	Hojgaard Holding A.S. Series B	2,500	103,960
#	IC Companys A.S.	33,305	1,902,644
*	Incentive A.S.	3,575	11,857
	ITH Industri Invest A.S.	3,600	147,084
	Lan & Spar Bank A.S.	4,725	376,724
*	Lastas A.S. Series B	6,600	188,884
	Lollands Bank A.S.	750	75,117
*	Maconomy A.S.	37,500	111,526
	Migatronic A.S. Series B	400	25,225

# *	Mols-Linien A.S.	4,700	$420,705
# *	NeuroSearch A.S.	30,640	1,400,339
#	NKT Holding A.S.	49,245	3,931,596
	Nordjyske Bank A.S.	17,250	662,494
#	Norresundby Bank A.S.	612	414,337
	NTR Holdings A.S.	3,130	42,540
	Ostjydsk Bank A.S.	2,012	464,025
*	Parken Sport & Emtertainment A.S.	7,624	2,163,046
	Per Aarsleff A.S. Series B	4,195	398,684
*	Pharmexa A.S.	59,540	185,773
#	Ringkjoebing Landbobank Aktieselskab A.S.	11,560	2,232,845
	Roblon A.S. Series B	470	72,558
	Royal Unibrew A.S.	11,915	1,436,845
# *	RTX Telecom A.S.	14,000	163,472
	Salling Bank A.S.	750	138,139
	Sanistal A.S. Series B	4,436	826,060
*	SAS AB	34,300	633,640
#	Satair A.S.	8,525	383,651
#	Schouw & Co. A.S.	20,835	1,625,379
#	SimCorp A.S.	14,140	2,860,119
#	Sjaelso Gruppen A.S.	4,438	1,484,061
	SKAKO Industries A.S.	3,930	213,414
	Skandinavian Brake Systems A.S.	400	23,317
#	Sondagsavisen A.S.	36,665	662,354
#	Spar Nord Bank A.S.	94,575	2,342,923
	Sparbank Vest A.S.	10,655	838,220
#	Sparekassen Faaborg A.S.	1,522	654,574
#	Sydbank A.S.	71,161	3,815,633
	Thrane & Thrane A.S.	8,858	427,784
#	Tivoli A.S.	862	675,247
# *	TK Development A.S.	78,956	1,568,020
*	TopoTarget A.S.	76,200	486,831
	Vestfyns Bank A.S.	440	109,548
#	Vestjysk Bank A.S.	26,085	1,461,300
TOTAL COMMON STOCKS			70,743,929

RIGHTS/WARRANTS — (0.0%)
*	Aktieselskabet Roskilde Bank A.S. Rights 04/03/07	32,685	187,516
*	Forstaedernes Bank A.S. Rights 04/17/07	46,188	67,074
TOTAL RIGHTS/WARRANTS			254,590

TOTAL — DENMARK			70,998,519

FINLAND — (5.0%)
COMMON STOCKS — (5.0%)
	Alandsbanken AB Series B	18,190	607,749
*	Aldata Solutions Oyj	194,535	453,989
	Alma Media Corp.	292,300	3,595,687
	Amanda Capital Oyj	67,120	304,343
#	Amer Sports Oyj Series A	269,460	5,900,164
	Aspo Oyj	70,175	661,567
*	Aspocomp Group Oyj	42,026	49,935
	BasWare Oyj	34,550	521,843
*	Benefon Oyj	686,900	137,639

*	Biohit Oyj	9,400	$33,350
*	Biotie Therapies Oyj	265,590	318,838
	Capman Oyj Series B	12,485	58,208
*	Cencorp Oyj	89,510	36,815
	Componenta Oyj	34,400	508,389
#	Comptel Oyj	334,565	830,228
#	Cramo P.L.C.	96,060	3,360,668
*	Efore Oyj	129,540	202,463
#	Elcoteq SE	66,810	704,551
	Elecster Oyj	2,200	17,356
#	Elektrobit Group Oyj	401,120	867,115
#	eQ Oyj	132,200	1,045,119
	Etteplan Oyj	31,300	296,051
*	Evox Rifa Group Oyj	189,210	30,616
	Finnair Oyj	164,950	2,871,484
	Finnlines Oyj	110,260	2,467,146
#	Fiskars Oyj Abp Series A	178,328	2,899,927
#	F-Secure Oyj	447,078	1,185,667
#	HK Ruokatalo Oyj Series A	74,560	1,622,445
*	Honkarakenne Oyj Series B	15,330	114,923
# *	Huhtamaki Oyj	348,750	5,789,577
	Ilkka-Yhtyma Oyj	35,460	565,134
*	Incap Oyj	36,800	105,022
	Ixonos P.L.C.	26,100	183,630
#	Julius Tallberg-Kiinteistoet Oyj Series B	27,000	131,647
#	KCI Konecranes Oyj	255,800	8,605,720
#	Kemira GrowHow Oyj	163,960	2,213,854
#	Kemira Oyj	261,200	5,977,987
#	Kyro Oyj Abp	131,940	714,021
#	Laennen Tehtaat Oyj	17,820	547,857
#	Lassila & Tikanoja Oyj	121,476	4,095,418
#	Lemminkainen Oyj	52,700	3,211,062
	Martela Oyj	1,060	12,758
	M-Real Oyj Series B	775,393	6,045,962
#	Neomarkka Oyj	16,652	181,727
#	Nokian Renkaat Oyj	384,580	10,564,267
	Nordic Aluminium Oyj	10,440	309,004
*	Okmetic Oyj	54,904	281,662
#	OKO Bank P.L.C. Class A	101,080	1,722,168
	Olvi Oyj Series A	32,290	980,543
	Oriola-KD Oyj Class A	26,000	112,182
	Oriola-KD Oyj Class B	16,000	70,172
*	Orion Oyj Series A	26,000	624,886
# *	Orion Oyj Series B	16,000	385,794
# *	Perlos Oyj	130,761	664,538
	PKC Group Oyj	48,390	610,538
# *	Ponsse Oyj	82,280	1,435,382
	Poyry Oyj	189,640	3,500,029
*	Proha Oyj	198,232	95,444
# *	Raisio Group P.L.C.	423,933	1,056,525
#	Ramirent Oyj	78,640	6,312,120
#	Rapala VMC Oyj	116,640	923,793
	Raute Oyj Series A	10,390	184,354
#	Rocla Oyj	12,300	187,448
*	Satama Interactive Oyj	107,200	163,370

# *	Scanfil Oyj	123,479	$369,302
*	Sponda Oyj	159,511	2,757,275
	SSH Communications Oyj	88,050	153,427
#	Stockmann Oyj Abp Series A	38,330	1,672,407
#	Stockmann Oyj Abp Series B	104,804	4,575,024
*	Stonesoft Oyj	117,212	81,159
#	Suominen Oyj	17,955	83,934
#	SysOpen Digia Oyj	55,020	267,032
#	Talentum Oyj	133,500	607,588
	Tecnomen Oyj	196,570	379,313
#	Teleste Oyi	53,559	825,294
#	TietoEnator Oyj	291,429	8,480,409
#	Tiimari P.L.C.	16,680	114,717
#	Tulikivi Oyj	79,440	330,613
	Turkistuottajat Oyj	8,490	128,049
#	Uponor Oyj Series A	216,400	7,658,196
#	Vacon Oyj	44,337	1,660,828
#	Vaisala Oyj Series A	40,300	1,883,262
	Viking Line AB	10,710	381,058
	YIT Oyj	61,000	2,110,640
TOTAL COMMON STOCKS			134,789,397

RIGHTS/WARRANTS — (0.0%)
*	Aspocomp Group Oyj Rights 04/12/07	42,026	3,368
*	Sponda Oyj Rights 02/02/07	109,000	208,218
TOTAL RIGHTS/WARRANTS			211,586

TOTAL — FINLAND			135,000,983

FRANCE — (9.9%)
COMMON STOCKS — (9.9%)
*	Actielec Technologies	26,862	118,014
	Affine	2,526	488,611
*	Akka Technologies SA	2,500	117,163
	Ales Groupe SA	33,613	817,889
*	Alten SA	56,620	2,143,817
# *	Altran Technologies SA	322,216	2,820,497
	April Group SA	60,061	3,140,501
# *	Archos	22,331	781,947
	Arkopharma	45,058	820,175
#	Assystem	47,658	981,082
	Aubay SA	28,081	331,671
#	Audika SA	22,509	788,016
# *	Avanquest Software	19,360	445,996
*	Axorys SA	11,700	11,253
*	Baccarat SA	1,090	326,549
	Bacou-Dalloz	18,169	2,435,709
	Banque Tarneaud SA	1,430	334,577
	Beneteau SA	37,099	4,481,804
*	Bigben Interactive	2,100	10,543
*	BioMerieux	5,300	473,831
	Boiron SA	22,509	623,704
	Boizel Chanoine Champagne SA	6,304	376,482
	Bonduelle SA	13,165	1,522,968

	Bongrain SA	14,306	$1,341,414
#	Bourbon SA	97,257	6,811,076
	Bricorama SA	10,279	631,833
*	Bull SA	4	3
*	Bull SA (B0V2C19)	298,028	2,022,221
	Burelle SA	4,030	931,832
	Cafom SA	5,092	177,071
	Canal Plus SA	280,788	3,253,847
#	Carbone Lorraine SA	46,232	2,773,192
*	CBo Territoria	28,320	174,172
	Cegedim SA	11,309	1,114,854
	Cegid SA	22,866	1,079,923
*	Cesar SA	142,196	161,862
	CFF Recycling SA	84,608	4,550,510
# *	Cibox Inter@ctive SA	232,424	65,307
	Clarins SA	10,264	859,066
# *	Club Mediterranee SA	46,578	2,738,433
	Compagnie Industrielle et Financiere D’Entreprises	300	82,154
	Compagnie International Andre Trigano SA	983	37,971
*	CS Communication et Systemes	7,938	257,200
*	Cybergun	6,818	112,419
	Damartex SA	22,900	956,899
*	Dane-Elec Memory SA	65,202	340,564
#	Delachaux SA	28,440	2,737,936
	Didot-Bottin SA	1,620	116,860
*	Dollfus Mieg & Cie SA	54,239	183,658
*	Dynaction SA	10,660	192,618
#	Electricite de Strasbourg	23,784	5,540,466
	Encres Dubuit SA	4,176	46,304
*	Entrepose Contracting	10,237	722,196
	Esso SA	927	244,337
# *	Establissements Maurel Et Prom	268,473	5,659,099
*	Etablissements Gantois Series A	647	5,418
	Etam Developpement SA	23,815	2,008,209
*	Euro Disney SCA	4,981,489	598,905
	Evialis SA	3,664	176,374
	Exel Industries SA	5,582	523,735
	Explosifs et de Produits Chimiques	524	285,585
# *	Faurecia SA	60,033	4,223,736
	Fimalac SA	13,729	1,267,912
	Fininfo SA	12,428	216,987
	Finuchem SA	18,083	473,119
	Fleury Michon SA	4,019	240,768
	Foncia Groupe	37,816	2,008,663
	Francois Freres (Tonnellerie) SA	3,839	188,189
	Gascogne SA	7,112	770,574
	Gaumont SA	14,607	1,277,704
*	GECI International	52,548	364,118
#	Generale de Sante	118,397	5,061,120
	Geodis SA	17,364	3,750,875
	Gevelot SA	3,584	283,022
	GFI Informatique SA	126,539	1,207,566
# *	Gifi	7,579	376,987
*	Ginger (Groupe Ingenierie Europe)	10,357	307,611
	GL Events	34,299	2,100,849

*	GPe Pizzorno	3,300	$179,912
	Grands Moulins de Strasbourg	110	99,186
*	Groupe Ares SA	21,994	145,487
	Groupe Crit	24,673	1,153,373
*	Groupe Flo SA	22,019	308,089
# *	Groupe Go Sport SA	2,740	238,565
	Groupe Guillin SA	1,200	111,350
*	Groupe Open SA	27,590	558,306
#	Groupe Steria SCA	51,952	3,428,875
	Guerbet SA	5,997	1,088,808
	Guyenne et Gascogne SA	26,000	4,191,822
	Haulotte Group SA	57,491	1,849,129
#	Havas SA	1,097,528	6,348,900
	Idsud	2,227	140,550
*	IEC Professionnel Media	34,930	97,192
	IMS International Metal Service SA	51,946	1,797,099
# *	Infogrames Entertainment SA	1,517,731	429,188
# *	Ingenico SA	87,214	2,278,724
#	Ipsos SA	80,658	2,955,922
	Kaufman et Broad SA	34,770	2,623,469
#	Lafuma SA	6,346	452,466
	Laurent-Perrier Group	12,172	1,392,254
	Lectra	85,992	725,335
	Lisi SA	9,308	842,786
# *	LVL Medical Groupe SA	24,346	581,109
*	Maisons Franc	12,826	1,029,119
	Manitou BF SA	48,280	2,580,361
	Manutan International SA	13,920	976,890
*	Metaleurop SA	35,449	539,480
	MGI Coutier SA	2,753	86,959
	MoneyLine SA	11	0
	Montupet SA	32,450	874,334
	Mr. Bricolage SA	23,846	653,645
*	Naturex	6,954	489,328
	Nexans SA	78,576	10,455,892
*	Nexity	50,940	4,376,972
#	Norbert Dentressangle	12,697	1,184,302
#	NRJ Group	177,024	2,867,771
#	Oberthur Card Systems SA	117,901	826,765
*	Oeneo	102,487	285,488
*	Orco Property Group	18,800	3,160,729
# *	Orpea	51,311	5,016,699
*	Osiatis	1,400	13,077
	Paris Orleans et Cie SA	2,832	1,230,353
	Passat SA	8,835	101,288
# *	Penauille Polyservices SA	47,072	642,777
	Petit Forestier SA	11,101	1,000,439
	Pierre & Vacances	16,031	2,209,330
	Plastic Omnium SA	30,846	1,525,411
*	Plastivaloire SA	4,552	144,784
	Provimi SA	57,248	2,401,714
	PSB Industries SA	8,438	458,857
	Radiall SA	5,387	741,877
	Rallye SA	80,915	5,265,370
	Remy Cointreau SA	57,495	3,883,089

*	Rhodia SA	874,663	$3,217,789
	Robertet SA	3,167	517,280
#	Rodriguez Group SA	27,733	1,392,479
	Rougier SA	2,040	445,185
#	Rubis SA	27,265	2,390,703
# *	S.T. Dupont SA	39,440	21,191
	Sabeton SA	13,500	221,069
*	Saft Groupe SA	33,816	1,132,485
	SAMSE SA	8,800	1,144,871
#	SCOR SA	282,143	7,620,903
#	SEB SA	25,544	4,414,929
#	Sechilienne SA	44,000	2,606,156
	Securidev SA	2,500	85,983
	Signaux Girod SA	894	76,555
*	SIICinvest	20,056	70,889
*	Smoby SA	1,172	36,419
	Societe de Developpement Regional de la Bretagne	5,106	31,802
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	3,640,771
	Societe Immobiliere de Location pour L’industrie et le Commerce	23,530	4,242,823
#	Societe Industrielle D’Aviations Latecoere SA	21,731	660,087
*	Societe Marseillaise du Tunnel Prado Carenage	5,064	274,695
	Societe Pour l’Informatique Industrielle SA	5,844	328,657
	Sogeclair SA	1,463	71,036
# *	Soitec SA	231,215	5,536,431
*	Solving International SA	13,265	112,575
	Somfy SA	22,900	6,819,067
#	Sopra Group SA	23,668	2,150,525
	Spir Communication SA	7,977	1,198,146
#	Stallergenes SA	30,011	2,193,130
	Ste Virbac SA	16,735	1,226,738
	STEF-TFE SA	29,698	1,997,836
	Sucriere de Pithiviers-Le-Vieil	1,825	1,731,508
*	Sylis SA	23,228	123,621
	Synergie SA	22,616	1,091,524
# *	Teamlog SA	34,132	198,509
#	Teleperformance SA	121,237	5,356,611
	Tessi SA	5,050	316,426
*	Theolia SA	84,458	3,455,891
	Tipiak SA	518	57,224
	Toupargel-Agrigel SA	21,016	1,263,718
#	Trigano SA	38,595	2,180,601
*	UbiSoft Entertainment SA	96,348	4,726,774
	Union Financiere de France Banque SA	16,369	1,104,196
# *	Valtech	295,958	254,148
	Viel et Compagnie	162,852	1,090,477
	Vilmorin et Cie SA	19,383	1,896,824
	VM Materiaux SA	5,966	623,022
	Vranken Pommery Monopole	9,879	774,810
	XRT	102,875	213,542
TOTAL COMMON STOCKS			269,407,749

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	3,166
*	Bigben Interactive Warrants 12/31/08	2,100	954

*	Cybergun Warrants Series A 01/31/08	1,136	$288
*	Cybergun Warrants Series B 07/15/10	1,136	273
*	Etablissements Gantois Warrants 07/31/07	1,941	3,111
*	Groupe Ares SA Warrants 12/18/08	4,713	19,580
*	Groupe Focal SA Warrants 02/21/10	466	0
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	13,516
TOTAL RIGHTS/WARRANTS			40,888

TOTAL — FRANCE			269,448,637

GERMANY — (11.6%)
COMMON STOCKS — (11.6%)
*	3U Telecom AG	117,766	94,679
	A.S. Creation Tapeton AG	6,853	387,095
*	AAP Implantate AG	47,250	146,625
*	Aareal Bank AG	93,834	4,570,354
*	Abacho AG	29,174	116,776
*	AC-Service AG	13,512	97,057
	ADCapital AG	33,040	501,788
# *	Adlink Internet Media AG	71,772	1,727,192
*	ADVA AG Optical Networking	96,672	1,061,518
	Agrob AG	5,800	103,964
# *	Aixtron AG	248,279	1,786,119
*	Allbecon AG	21,017	170,269
#	Amadeus Fire AG	14,526	362,843
*	Analytik Jena AG	11,215	108,469
	Andreae-Noris Zahn AG	27,200	1,379,573
*	Artnet AG	16,292	205,216
	Atoss Software AG	10,108	115,716
*	Augusta Technologie AG	22,353	441,441
#	AWD Holding AG	98,254	4,666,000
*	AZEGO AG	16,940	12,488
#	Baader Wertpapierhandelsbank AG	142,376	980,816
#	Balda AG	128,088	1,793,514
*	Basler AG	8,861	158,667
	Beate Uhse AG	56,241	361,737
#	Bechtle AG	38,120	1,108,071
#	Bertrandt AG	23,282	709,577
*	Beta Systems Software AG	5,700	33,882
	BHS Tabletop AG	2,800	45,508
	Bilfinger Berger AG	136,777	12,547,336
*	Biolitec AG	26,843	325,077
#	Biotest AG	22,203	1,087,457
*	BKN International AG	26,631	103,427
# *	BMP AG	50,479	205,537
	Boewe Systec AG	15,333	957,844
# *	Borussia Dortmund GmbH & Co. KGaA	208,512	497,283
*	Broadnet AG	36,856	372,789
# *	Business Media China AG	15,212	401,031
*	CBB Holding AG	102,602	16,858
*	CEAG AG	20,670	374,346
	Cenit AG Systemhaus	18,394	305,703
# *	CENTROTEC Sustainable AG	18,967	780,475
	Cewe Color Holding AG	12,921	772,422
# *	ComBOTS AG	54,217	799,232

#	Comdirect Bank AG	128,971	$2,058,529
	Computerlinks AG	16,965	328,424
*	Concord Effekten AG	30,962	106,863
*	Condomi AG	1,800	1,347
# *	Conergy AG	94,598	6,925,146
*	COR AG Insurance Technologies	30,247	158,706
#	CTS Eventim AG	53,393	2,064,852
	Curanum AG	65,193	633,663
*	Cybio AG	11,685	70,099
*	D&S europe AG	67,296	921,880
*	D. Logistics AG	113,203	279,963
#	DAB Bank AG	133,926	1,587,293
	Data Modul AG	10,414	212,287
*	DEAG Deutsche Entertainment AG	51,845	155,463
#	Deutsche Euroshop AG	43,693	3,424,927
*	Deutsche Steinzeug Cremer & Breuer AG	23,889	84,408
	Deutsche Wohnen AG	69,977	3,702,056
# *	Deutz AG	257,064	3,858,264
*	Dierig Holding AG	10,500	150,092
#	Douglas Holding AG	105,237	6,173,010
	Dr. Hoenle AG	14,858	156,020
	Drillisch AG	79,246	841,620
*	Duerr AG	38,845	1,281,189
	DVB Bank AG	9,638	3,230,698
*	Easy Software AG	13,167	155,280
	Eckert and Ziegler Strahlen - und Medizintechnik AG	6,103	94,879
	Elexis AG	23,942	743,855
# *	Elmos Semiconductor AG	25,110	279,850
	ElreingKlinger AG	6,000	471,621
# *	EM.TV AG	160,173	996,362
*	Emprise AG	24,502	20,712
*	EMS New Media AG	42,609	35,094
	Energiekontor AG	38,401	182,661
	Epcos AG	216,079	3,768,251
	Erlus AG	297	142,924
# *	Escada AG	40,309	1,912,267
	Euwax AG	11,933	648,209
# *	Evotec AG	196,039	929,521
	Fielmann AG	58,362	3,604,678
*	FJA AG	44,005	137,478
#	Fortec Elektronik AG	7,433	139,118
*	Freenet AG	236,364	7,243,204
	Fuchs Petrolub AG	30,747	2,450,898
	GBWAG Bayerische Wohnungs AG	3,383	411,244
	Geratherm Medical AG	14,057	119,296
	Gerry Weber International AG	48,907	1,151,328
	Gesco AG	6,731	345,337
	GFK AG	57,878	2,638,799
*	GFT Technologies AG	66,050	280,193
# *	GPC Biotech AG	103,290	2,835,202
#	Grenkeleasing AG	32,424	1,378,242
	Grundstuecks & Baugesellschaft AG	3,567	265,801
	Hamborner AG	21,000	954,320
*	Hansa Group AG	91,248	163,209
	Hawesko Holding AG	20,044	625,727

*	Herlitz AG	6,962	$30,745
*	Hoeft & Wessel AG	14,884	88,797
*	Hucke AG	11,123	9,792
#	Hugo Boss AG	25,100	1,600,858
	Hyrican Informations Systeme AG	11,943	119,942
*	I-D Media AG	23,140	84,207
*	IFA Hotel & Touristik AG	7,000	93,954
*	IM International Media AG	152,932	83,760
	Indus Holding AG	41,345	1,561,024
*	Innovation in Traffic Systems AG	21,840	233,434
*	Integralis AG	31,050	188,974
	INTERSEROH AG	18,180	956,928
# *	Intershop Communications AG	30,990	80,205
*	Intertainment AG	8,500	24,544
	Isra Vision Systems AG	10,214	290,068
*	itelligence AG	56,089	335,384
*	IVU Traffic Technologies AG	48,838	78,329
# *	IWKA AG	80,909	2,541,634
*	Jack White Productiions AG	15,810	49,225
*	Jenoptik AG	149,037	1,532,625
	K&S AG	16,078	1,774,141
	Kampa AG	25,822	289,668
*	Kampa AG Issue 07	2,582	29,007
	KERAMAG Keramische Werke AG	13,000	1,284,395
#	Kloeckner-Werke AG	113,960	2,434,927
	Kontron AG	141,382	2,333,789
	Krones AG	19,203	3,772,537
*	KSB AG	4,521	2,391,912
	KWS Saat AG	24,461	3,489,117
	Leifheit AG	12,500	313,517
#	Leoni AG	112,500	4,659,615
*	Loewe AG	22,976	522,280
	LPKF Laser & Electronics AG	26,218	219,756
*	Mania Technologie AG	74,770	299,658
*	Marbert AG	2,600	10,976
	Masterflex AG	10,531	332,148
# *	Maxdata AG	32,897	54,746
*	Mediclin AG	79,703	460,917
# *	Medigene AG	90,111	693,643
#	Medion AG	84,110	1,134,551
	Mensch und Maschine Software AG	27,532	187,633
# *	MLP AG	217,291	5,483,325
*	Mologen AG	22,062	237,098
*	Morphosys AG	19,723	1,436,041
*	Mosaic Software AG	5,200	6,672
*	MTU Aero Engines Holding AG	144,740	8,633,019
	Muehlabauer Holdings AG & Co. KGAA	15,349	634,210
#	MVV Energie AG	136,235	5,143,227
	MWB Wertpapierhandelsbank AG	13,341	97,567
*	MWG-Biotech AG	22,400	54,422
	Nemetschek AG	23,340	831,510
*	Neschen AG	5,800	14,077
*	Net AG Infrastructure, Software & Solutions	58,477	107,290
*	Net AG Infrastructure, Software & Solutions Issue 06	13,708	25,087
*	Nexus AG	37,949	186,201

#	Norddeutsche Affinerie AG	129,315	$4,092,308
	Norddeutsche Steingut AG	5,960	85,328
*	Nordex AG	87,845	2,861,110
*	Nordwest Handel AG	3,244	29,567
*	november AG	9,018	20,217
#	OHB Technology AG	37,069	607,066
	Oldenburgische Landesbank AG	4,234	305,389
	P&I Personal & Informatik AG	17,889	427,964
*	Paion AG	51,500	588,176
*	Pandatel AG	5,700	3,260
#	Paragon AG	22,134	345,056
*	ParSytec AG	14,807	75,729
	PC-Ware AG	14,056	250,382
#	Pfeiffer Vacuum Technology AG	29,866	2,735,426
#	Pfleiderer AG	155,435	4,542,691
*	Pironet NDH AG	36,682	160,491
# *	Pixelpark AG	47,712	101,449
*	Plambeck Neue Energien AG	104,005	447,430
*	Plasmaselect AG	35,172	97,010
*	Plenum AG	9,300	17,126
*	Premiere AG	231,200	5,050,778
# *	Primacom AG	52,801	591,025
	Progress-Werk Oberkirch AG	6,250	307,200
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	244,151
*	Pulsion Medical Systems AG	20,493	185,710
*	PVATepla AG	47,459	373,807
# *	QIAGEN NV	510,901	8,670,621
# *	QSC AG	255,715	2,027,618
	Rational AG	15,083	2,916,626
	REALTECH AG	13,541	196,262
	Renk AG	19,400	1,218,965
# *	REpower Systems AG	19,176	3,893,342
#	Rheinmetall AG	61,085	5,681,564
	Rhoen-Klinikum AG	149,404	8,967,808
*	Rinol AG	1,475	731
	Rohwedder AG	12,979	132,145
	Ruecker AG	19,678	220,742
*	S.A.G. Solarstrom AG	34,969	193,127
#	Sartorius AG	32,181	1,929,793
	Schlott Sebaldus AG	15,429	454,861
*	Secunet Security AG	16,078	149,693
	Sektkellerei Schloss Wachenheim AG	15,120	209,545
*	Senator Entertainment AG	980	3,545
# *	SGL Carbon AG	228,535	7,530,608
	SHB Stuttgarter Invest AG	34,927	1,676,299
*	SHS Viveon AG	36,949	70,221
*	Silicon Sensor International AG	9,177	167,283
# *	Singulus Technologies AG	112,455	1,729,698
	Sinner AG	4,160	105,047
*	SinnerSchrader AG	26,169	60,977
	Sixt AG	38,312	2,193,277
	SM Wirtschaftsberatungs AG	18,841	362,633
	Software AG	71,834	6,174,003
*	Solar Millenn	20,100	900,305
*	Solon AG fuer Solartechnik	18,988	1,050,864

	Stada Arzneimittel AG	164,610	$9,971,511
	Stahl (R.) AG	14,839	708,171
*	Stoehr & Co. AG	16,000	85,727
	Strabag AG	9,954	2,307,946
	Stratec Biomedical Systems AG	27,297	928,473
	Sued-Chemie AG	29,146	2,373,261
# *	Suess Microtec AG	47,501	514,868
	Synaxon AG	9,060	73,765
	Syskoplan AG	9,363	108,992
	Syzygy AG	30,656	165,845
#	Takkt AG	146,687	2,635,159
*	TDS Informationstechnologie AG	89,063	356,765
#	Techem AG	74,865	5,535,523
#	Technotrans AG	21,735	687,478
	Telegate AG	20,500	510,171
*	Teles AG	34,582	170,212
*	Textilgruppe Hof AG	12,170	124,142
*	TFG Capital AG & Co. KGAA	36,723	147,380
# *	Tomorrow Focus AG	101,081	403,099
*	TRIA It-solutions AG	3,939	1,244
	TTL Information Technology AG	6,400	12,401
*	UMS United Medical Systems International AG	17,056	258,660
	Umweltbank AG	13,074	316,405
	United Internet AG	125,696	2,456,771
	Utimaco Safeware AG	35,121	650,220
	Value Management & Research AG	42,250	246,212
*	Varetis AG	11,100	95,492
*	VBH Holding AG	9,415	85,911
*	VDN Vereinigte Deutsche Nickel-Werke AG	12,150	1,903
*	Vivacon AG	60,307	2,194,403
	Vossloh AG	34,930	3,339,482
*	W.O.M. World of Medicine AG	23,832	117,126
	Wanderer-Werke AG	7,903	393,941
*	Washtec AG	38,529	761,389
*	WaveLight AG	11,800	101,400
# *	WCM Beteiligungs-und Grundbesitz AG	617,895	94,888
	Westag & Getalit AG	7,000	184,338
	Wincor Nixdorf AG	117,600	11,046,433
*	Wirecard AG	210,816	2,327,287
#	Wuerttembergische Lebensversicherung AG	28,123	1,595,996
	Wuerttembergische Metallwarenfabrik AG	30,330	1,149,217
# *	Zapf Creation AG	21,120	256,195
TOTAL COMMON STOCKS			314,819,089

RIGHTS/WARRANTS — (0.0%)
*	REpower Systems AG Rights 04/10/07	19,176	37,912

TOTAL — GERMANY			314,857,001

GREECE — (3.6%)
COMMON STOCKS — (3.6%)
	A. Kalpinis - N. Simos Steel Service Center	18,022	111,029
*	Aegek S.A.	218,665	194,778
*	Agrotiki Insurance Co. S.A.	50,787	254,600

*	Alco Hellas ABEE S.A.	79,992	$132,705
*	Alfa Alfa Energy S.A.	3,810	7,074
*	Alfa Alfa Holdings S.A.	104,982	0
	Alfa-Beta Vassilopoulos S.A.	21,502	455,624
*	Allatini Industrial & Commercial Co. S.A.	28,630	102,746
*	Alte Technical Co.	85,048	9,089
*	Altec Information & Communication Systems S.A.	80,278	176,390
	Alumil Milonas Aluminum Industry S.A.	44,386	246,086
*	Alysida S.A.	2,160	6,319
*	Anek Lines S.A.	171,271	420,706
	AS Co. S.A.	25,370	37,680
*	Aspis Bank S.A.	228,007	1,133,540
*	Aspis Pronia General Insurance S.A.	152,060	233,463
*	Astir Palace Hotels S.A.	88,040	690,857
	Athens Medical Center S.A.	150,874	973,404
	Atlantic Supermarkets S.A.	35,080	89,974
	Attica Holdings S.A.	240,706	1,409,430
	Attica Publications S.A.	16,674	46,425
	Atti-Kat S.A.	169,684	290,528
	Autohellas S.A.	76,340	609,419
	Babis Vovos International Construction S.A.	61,592	2,294,271
*	Balafas S.A.	15,200	3,858
*	Balkan Export S.A.	41,970	193,409
*	Bank of Attica S.A.	202,121	1,236,708
	Bank of Greece	52,772	6,914,244
	Benrubi S.A.	11,121	45,722
	Betanet S.A.	27,328	93,468
	Bitros Holdings S.A.	31,022	139,892
	Blue Star Maritime S.A.	206,110	927,216
	Byte Computers S.A.	22,730	90,738
	C. Rokas S.A.	40,839	1,089,325
*	Compucon Computer Applications S.A.	11,260	7,643
*	Computer Peripherals International S.A.	9,110	10,138
	Crown Hellas Can S.A.	30,452	197,009
*	Cyclon Hellas S.A	62,191	144,597
	Daios Plastics S.A.	16,350	278,941
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	141,580	826,935
	Dionic S.A.	13,336	14,467
	Domiki Krittis S.A.	23,720	71,461
*	Dromeas S.A.	5,200	13,810
*	Dynamic Life S.A.	16,440	11,859
	Edrasis-C.Psalllidas Technical Co.	69,338	108,433
	EL. D. Mouzakis S.A.	31,653	72,396
	Elais Oleaginous Production S.A.	24,032	787,250
*	Elbisco Holding S.A.	56,000	148,510
	Elektrak S.A.	36,580	176,564
	Elektroniki Athinon S.A.	34,490	245,143
*	Elephant S.A.	26,310	2,812
	Elgeka S.A.	65,880	125,657
	Elmec Sport S.A.	116,156	448,697
	Elton Chemicals S.A.	48,940	76,305
*	Empedos S.A.	15,974	1,707
	ETEM S.A.	63,672	271,841
*	Ethniki General Insurance Co. S.A.	178,148	1,310,977
*	Etma Rayon S.A.	11,242	21,175

*	Euro Reliance General Insurance Co. S.A.	36,550	$131,746
*	Eurodrip S.A.	83,040	120,852
	Euromedica S.A.	61,760	646,026
*	European Technical S.A.	32,750	10,062
	Everest S.A.	61,700	165,511
	Evrofarma S.A.	26,707	58,304
	EYDAP Athens Water Supply & Sewage Co. S.A.	53,245	520,600
*	F.G. Europe SA Common Registered Shares	4,536	14,737
*	Forthnet S.A. Issue 06	115,475	1,736,262
	Fourlis S.A.	126,655	2,937,577
	Frigoglass S.A.	80,050	1,882,265
	Galaxidi Fish Farming S.A.	12,940	21,105
	GEK Group of Cos S.A.	143,114	2,069,504
	General Commercial S.A.	46,330	49,244
*	Geniki Bank	127,174	1,353,440
*	Gregorys Mikrogeumata S.A.	53,530	72,240
	Halkor S.A.	194,506	1,683,960
*	Hatziioannou Holdings S.A.	89,750	157,386
*	Hellenic Cables S.A.	55,596	404,860
	Hellenic Duty Free Shops S.A.	81,050	1,593,279
	Hellenic Fabrics S.A.	32,310	108,896
*	Hellenic Sugar Industry S.A.	79,754	389,151
	Hellenic Technodomiki Tev S.A.	477,519	6,980,316
	Heracles General Cement Co.	93,293	2,133,815
*	Hippotour S.A.	13,891	13,168
	Iaso S.A.	175,950	2,030,640
	Iktinos Hellas S.A.	55,290	119,851
	Inform P. Lykos S.A.	31,810	167,032
*	Informatics S.A.	3,778	1,564
*	Intersat S.A.	19,392	0
	Intertech S.A.	23,746	93,520
*	Intracom Holdings S.A.	313,706	1,661,905
*	Intracom Technical & Steel Constructions S.A.	105,050	151,906
*	Ionian Hotel Enterprises S.A.	16,914	230,008
*	Ipirotiki Software & Publications S.A.	22,110	57,299
*	J Boutaris & Son Holding S.A.	48,870	36,325
	J&P-Avax S.A.	146,816	1,388,807
	Karatzis S.A.	28,610	71,521
	Karelia Tobacco Co., Inc. S.A.	5,810	605,600
	Kathimerini Publishing S.A.	33,040	282,191
	Katselis Sons S.A. Bread Industry	41,545	210,406
	Kego S.A.	32,045	110,680
*	Kekrops S.A.	6,444	102,016
*	Keramia-Allatini	10,368	10,388
*	Klonatex Group S.A. Bearer Shares	20,351	8,984
	Kordellou Brothers S.A.	28,010	55,689
	Ktima Kostas Lazaridis S.A.	18,326	29,212
*	Lambrakis Press S.A.	118,587	395,556
	Lamda Detergent SA	71,791	784,433
	Lampsa Hotel Co.	50,326	1,036,876
*	Lan-Net S.A.	126,887	119,149
*	Lavipharm S.A.	96,324	633,074
*	Loulis Mills S.A.	37,312	175,052
	Mailis (M.J.) S.A.	154,984	488,469
*	Maritime Company of Lesvos S.A.	272,579	381,790

*	Maxim S.A.	16,360	$9,367
	Medicon Hellas S.A.	2,860	16,689
	Mesochoritis Brothers S.A.	23,700	15,809
	Metka S.A.	80,240	1,426,088
	Michaniki S.A.	162,885	1,252,632
	Minerva Knitwear SA	5,140	18,296
*	Minoan Lines S.A.	245,819	1,725,072
	MLS Multimedia S.A.	8,300	11,377
*	Mochlos S.A.	98,304	60,297
	Motor Oil (Hellas) Corinth Refineries S.A.	30,960	860,365
*	Multirama S.A.	10,990	103,058
	Mytilineos Holdings S.A.	98,260	4,821,610
	N. Levederis S.A.	8,355	11,624
*	Nafpaktos Textile Industry S.A.	10,580	14,064
	Naytemporiki S.A.	49,480	100,724
	Neochimiki Lv Lavrentiadis S.A.	94,020	2,602,609
*	Neorion New S.A. Holdings	37,500	107,825
	Newsphone Hellas S.A.	55,010	123,420
*	Nexans Hellas S.A.	3,003	17,659
*	Nirefs Acquaculture S.A.	114,960	640,849
	Pantechniki S.A.	89,570	542,953
*	Parnassos Enterprises S.A.	38,775	64,565
*	Pegasus Publishing S.A.	83,990	267,281
*	Perseys S.A.	34,972	53,182
	Petropoulos S.A.	8,832	61,278
*	Petzetakis S.A.	49,310	64,495
*	Philippos Nakas SA	12,310	49,144
*	Pilias S.A.	51,791	29,419
*	Pipeworks L. Girakian Profil S.A.	11,730	18,044
	Piraeus Leasing S.A.	5,765	47,475
*	Prodeftiki Technical Co.	32,257	12,283
*	Promota Hellas S.A.	8,860	2,722
*	Reds S.A.	85,957	386,451
	Regency Entertainment S.A.	130,260	1,915,756
*	Rilken S.A.	8,602	63,816
	S&B Industrial Minerals S.A.	56,301	755,843
*	Sanyo Hellas S.A.	132,841	216,426
	Sarantis S.A.	77,120	785,542
	Sato S.A.	57,868	222,216
*	Selected Textile Industry Assoc. S.A.	87,690	62,899
	Sfakianakis S.A.	27,860	481,653
*	Sheet Steel Co.	25,850	7,513
*	Shelman Hellenic-Swiss Wood S.A.	73,402	161,395
*	Singularlogic S.A.	90,730	431,971
	Spyroy Agricultural Products S.A.	61,348	200,350
*	Stabilton S.A.	27,530	2,942
	Technical Olympic S.A.	238,420	498,741
*	Technodomi M.Travlos Brothers S.A.	13,910	3,902
	Teletypos S.A. Mega Channel	63,367	378,202
	Terna Tourist Technical & Maritime S.A.	90,680	1,685,012
*	Themeliodomi S.A.	37,422	18,496
	Thrace Plastics Co. S.A.	91,730	249,499
	Unisystems S.A.	86,560	219,212
*	United Textiles SA	52,191	20,916
	Vardas S.A.	26,020	76,394

*	Varvaressos S.A. European Spinning Mills	7,200	$7,720
*	Veterin S.A.	61,894	335,470
	Viohalco S.A.	426,755	6,553,318
	Vioter S.A.	145,986	228,823
*	Vis Container Manufacturing Co.	4,259	14,792
	Vivartia S.A.	191,396	4,141,846
*	Xylemporia S.A.	17,975	55,554
	Zampa S.A.	830	10,734
TOTAL COMMON STOCKS			98,074,972

RIGHTS/WARRANTS — (0.0%)
*	Elton Chemicals S.A. Rights 04/10/07	48,940	1,831

TOTAL — GREECE			98,076,803

IRELAND — (2.6%)
COMMON STOCKS — (2.6%)
	Abbey P.L.C.	86,889	1,344,313
*	Aminex P.L.C.	440,966	168,421
*	Blackrock International Land P.L.C.	897,420	596,274
*	Datalex P.L.C.	227,588	287,168
	DCC P.L.C.	324,316	11,426,574
	Donegal Creameries P.L.C.	26,085	237,129
*	Dragon Oil P.L.C.	1,510,561	5,325,833
	FBD Holdings P.L.C.	132,521	6,912,794
	Fyffes P.L.C.	897,420	1,363,593
	Glanbia P.L.C.	704,919	3,554,327
	Greencore Group P.L.C.	606,995	3,734,423
*	Horizon Technology Group P.L.C.	236,352	349,914
	IAWS Group P.L.C.	368,887	8,585,757
	IFG Group P.L.C.	205,432	563,993
	Independent News & Media P.L.C.	745,387	3,394,804
*	IONA Technologies P.L.C.	100,946	610,759
	Irish Continental Group P.L.C.	93,833	2,482,305
*	Kenmare Resources P.L.C.	2,004,297	1,877,879
	Kingspan Group P.L.C.	185,024	4,909,482
*	Lantor	34,575	0
*	Lantor Escrow Shares 2009	34,575	0
	McInerney Holdings P.L.C.	131,427	2,752,086
	Paddy Power P.L.C.	160,620	4,253,850
*	Providence Resources P.L.C.	6,258,198	569,588
	Qualceram Shires P.L.C.	40,136	108,571
	Readymix P.L.C.	323,262	1,228,705
	United Drug P.L.C.	803,679	4,313,951
*	Waterford Wedgwood P.L.C.	7,869,750	662,304

TOTAL — IRELAND			71,614,797

ITALY — (6.8%)
COMMON STOCKS — (6.8%)
*	A.S. Roma SpA	270,930	229,356
#	Acegas-APS SpA	103,575	1,291,935
# *	Actelios SpA	343,329	3,928,925
	Aedes SpA	324,161	2,888,650

#	Aeroporto de Firenze SpA	17,918	$457,013
# *	Alitalia SpA	123,532	155,592
	Amplifon SpA	516,559	4,803,607
	Astaldi SpA	200,189	1,985,180
# *	Azimut Holding SpA	445,446	6,587,473
#	Banca Finnat Euramerica SpA	706,431	950,805
	Banca Ifis SpA	54,527	715,579
#	Banca Intermobiliare SpA	319,984	3,472,533
#	Banca Popolare d’Etruria e del Lazio Scrl	221,796	4,505,645
	Banca Profilo SpA	253,156	917,144
	Banco di Desio e della Brianza SpA	242,974	3,162,099
#	Banco Piccolo Valellinese Scarl SpA	314,205	5,216,610
*	Beghelli SpA	427,981	523,505
#	Benetton Group SpA	8,444	137,244
#	Beni Stabili SpA, Roma	1,309,500	2,183,130
	Biesse SpA	55,616	1,643,851
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	565,234
#	Brembo SpA	108,591	1,467,444
#	Caltagirone Editore SpA	161,554	1,349,443
	Caltagirone SpA	208,342	2,456,551
	Cam Finanziaria SpA	36,527	81,689
#	Carraro SpA	85,800	824,594
#	Cembre SpA	40,330	470,533
	Cementir SpA	262,430	3,333,943
	Centrale del Latte di Torino & Co. SpA	21,168	131,122
*	Ciccolella SpA	30,000	281,330
	CIR SpA (Cie Industriale Riunite), Torino	1,083,933	4,322,796
*	Cirio Finanziaria SpA	175,000	0
#	Class Editore SpA	150,597	542,412
*	Compagnia Immobiliare Azionaria SpA	44,000	25,142
	Credito Artigiano SpA	297,576	1,534,194
#	Credito Bergamasco SpA	139,720	6,668,394
	Cremonini SpA	218,517	790,174
*	CSP International Industria Calze SpA	87,961	216,791
#	Danieli & Co. SpA	86,438	2,036,339
#	Davide Campari - Milano SpA	275,990	2,718,275
#	De Longhi SpA	295,644	1,825,839
# *	Digital Multimedia Technologies SpA	25,000	2,420,616
# *	Ducati Motor Holding SpA	749,005	1,245,054
	Emak SpA	57,399	484,210
# *	EnerTad SpA	95,849	549,416
	Ergo Previdenza SpA	112,421	804,201
	Esprinet SpA	81,154	1,731,972
	Fiera Milano SpA	37,863	451,277
*	Fin.Part SpA	133,481	0
*	Finarte Casa d’Aste SpA	56,266	52,199
#	Gabetti SpA	64,201	301,480
	Gefran SpA	31,849	232,306
# *	Gemina SpA	835,842	3,689,799
#	Gewiss SpA	249,008	2,169,513
*	Giovanni Crespi SpA	121,789	174,470
#	Granitifiandre SpA	82,117	937,589
	Gruppo Ceramiche Ricchetti SpA	127,131	304,561
#	Gruppo Editoriale L’Espresso SpA	676,817	3,613,879
	I Grandi Viaggi SpA	98,547	352,629

*	Immobiliare Lombardia SpA	9,036,502	$2,678,270
#	Immsi SpA	684,048	2,228,845
*	Impregilo SpA	1,144,479	8,113,590
#	Indesit Co. SpA	155,000	3,304,391
	Industria Macchine Automatique SpA	72,957	1,365,728
	Industria Romagnola Conduttori Elettrici SpA	43,452	177,939
	Intek SpA	482,657	585,025
	Interpump Group SpA	248,737	2,782,580
	Iride SpA	849,866	2,878,778
	Italmobiliare SpA	20,975	2,428,754
# *	Juventus Football Club SpA	242,284	612,784
*	KME Group SpA	1,414,423	1,137,485
	La Doria SpA	59,783	195,313
*	Lavorwash SpA	25,065	98,288
	Linificio e Canapificio Nazionale SpA	66,833	281,667
	Maffei SpA	60,568	243,397
#	Mariella Burani SpA	48,185	1,462,667
*	Marr SpA	131,000	1,440,114
	Marzotto SpA	151,704	713,500
	Meliorbanca SpA	249,443	1,398,334
	Mirato SpA	36,779	453,580
	Mondadori (Arnoldo) Editore SpA	150,233	1,571,582
	Monrif SpA	280,520	449,916
*	Montefibre SpA	260,521	293,078
	Navigazione Montanari SpA	254,494	1,352,695
*	Negri Bossi SpA	76,000	106,669
*	NGP SpA	17,891	8,365
*	Olidata SpA	82,236	285,971
*	Opengate Group SpA	4,000	10,206
*	Pagnossin SpA	9,000	10,035
*	PanariaGroup Industrie Ceramiche SpA	7,000	66,484
	Permasteelisa SpA	67,249	1,719,400
*	Pininfarina SpA	31,285	1,106,769
#	Pirelli & C.Real Estate SpA	9,600	728,898
#	Poligrafici Editoriale SpA	154,784	322,620
	Premafin Finanziaria SpA	881,704	2,842,615
#	Premuda SpA	232,466	490,809
*	Ratti SpA	159,537	132,417
*	RDM Realty SpA	5,771	30,169
#	Recordati SpA	340,005	2,708,495
*	Reno de Medici SpA	577,167	475,451
*	Richard-Ginori 1735 SpA	140,800	75,310
	Risanamento Napoli SpA	304,043	3,193,896
	Sabaf SpA	23,325	902,736
	SAES Getters SpA	30,068	1,179,456
*	SAVE SpA	29,606	1,058,670
*	Schiapparelli 1824 SpA	1,322,152	86,584
	Sirti SpA	29,967	97,840
	Smurfit SISA SpA	72,500	230,874
# *	SNIA SpA	2,079,286	469,492
*	Societa Partecipazioni Finanziarie SpA	959,063	944,623
#	Societe Cattolica di Assicurazoni Scarl SpA	35,782	2,168,527
#	Socotherm SpA	66,740	1,045,581
#	Sogefi SpA	237,227	2,271,401
#	Sol SpA	194,092	1,346,835

*	Sorin SpA	872,327	$1,925,188
#	Stefanel SpA	96,348	417,580
	Targetti Sankey SpA	34,593	282,261
*	Tecnodiffusione Italia SpA	3,332	8,902
#	Telecom Italia Media SpA	4,300,248	1,868,699
# *	Tiscali SpA	1,060,244	4,025,350
	Tod’s SpA	32,654	2,855,546
	Trevi Finanziaria SpA	91,694	1,266,600
	Valentino Fashion Group SpA	150,000	6,064,333
*	Vemer Siber Group SpA	197,276	179,231
*	Viaggi del Ventaglio SpA	155,637	174,871
	Vianini Industria SpA	59,070	276,550
	Vianini Lavori SpA	180,752	2,762,461
#	Vittoria Assicurazioni SpA	62,484	1,035,009
*	Zucchi (Vincenzo) SpA	144,350	726,110
TOTAL COMMON STOCKS			185,147,475

RIGHTS/WARRANTS — (0.0%)
*	Gim SpA Warrants 06/13/08	160,885	63,938
*	Intek SpA Rights 04/05/07	482,657	950
*	Negri Bossi SpA Warrants 06/30/10	38,000	30,102
TOTAL RIGHTS/WARRANTS			94,990

TOTAL — ITALY			185,242,465

NETHERLANDS — (6.7%)
COMMON STOCKS — (6.7%)
	Aalberts Industries NV	88,893	8,816,492
#	Accell Group NV	32,174	1,140,985
*	AFC Ajax NV	18,134	203,894
	Amsterdam Commodities NV	48,957	308,378
	Arcadis NV	58,275	3,754,115
# *	ASM International NV	174,655	3,891,638
*	Atag Group NV	4,630	1,794
	Batenburg Beheer NV	4,092	298,448
*	Begemann Groep NV Series B	13,451	5,391
	Beter Bed Holding NV	62,400	2,126,395
	Boskalis Westminster NV	65,442	6,515,957
	Brunel International NV	65,086	2,159,904
#	Buhrmann NV	441,331	5,927,583
	Crown Van Gelder NV	14,804	370,020
# *	Crucell NV	222,547	5,650,840
*	Crucell NV ADR	45,768	1,156,557
*	De Vries Robbe Groep NV	9,110	25,578
	DOCdata NV	22,463	197,434
# *	Draka Holding NV	34,598	1,262,065
*	Econosto NV	43,097	317,020
	Eriks Group NV	31,997	2,529,103
#	Exact Holding NV	77,692	2,819,301
	Fornix Biosciences NV	19,246	564,209
	Gamma Holding NV	18,634	1,469,025
#	Getronics NV	503,936	4,627,299
#	Grolsche NV	41,978	1,684,776
	Grontmij NV	13,581	2,009,960

*	Hagemeyer NV	1,941,147	$9,228,710
	Heijmans NV	75,052	4,297,089
	Hitt NV	20,431	181,988
	ICT Automatisering NV	24,258	467,516
	Imtech NV	75,703	5,462,104
# *	Innoconcepts	43,184	701,165
# *	Jetix Europe NV	132,664	3,329,494
	Kas Bank NV	42,888	1,377,791
*	Kendrion NV	339,307	971,153
	Koninklijke Bam Groep NV	433,318	10,272,367
	Koninklijke Ten Cate NV	76,344	2,955,618
	Koninklijke Vopak NV	73,543	4,165,977
# *	Laurus NV	236,541	905,796
	Macintosh Retail Group NV	78,880	3,181,328
*	Maverix Capital NV	1,500	76,143
	Nederlandsche Apparatenfabriek NV	19,519	820,089
	Nutreco Holding NV	121,221	9,096,061
#	Oce NV	302,509	5,549,961
	OPG Groep NV Series A	47,090	5,907,227
	Ordina NV	131,625	3,052,925
# *	Pharming Group NV	285,229	1,292,530
*	Punch Technix NV	12,412	116,984
*	Qurius NV	173,739	361,742
	Roto Smeets de Boer NV	5,657	318,399
	Royal Reesink NV	2,050	282,759
*	Samas NV	83,066	843,274
# *	Seagull Holding NV	21,931	126,082
# *	Semiconductor Industries NV	114,871	758,428
	Sligro Food Group NV	69,285	5,366,935
	Smit Internationale NV	46,180	2,963,140
	Stern Groep NV	1,258	67,399
	Stork NV	105,189	5,416,523
*	Tele Atlas NV	267,370	6,006,487
#	Telegraaf Media Groep NV	149,353	5,132,341
*	Textielgroep Twenthe NV	1,000	3,340
*	Tulip Computers NV	883,199	388,692
	Twentsche Kabel Holding NV	24,483	2,285,703
*	Unit 4 Agresso NV	61,883	1,561,645
	Univar NV	91,650	5,121,242
	USG People NV	177,768	7,336,026
#	Van der Moolen Holding NV	117,201	628,127
	Wegener Arcade NV	98,763	2,054,523

TOTAL — NETHERLANDS			180,266,984

NORWAY — (2.8%)
COMMON STOCKS — (2.8%)
#	Acta Holding ASA	391,000	2,161,684
#	Aker Yards ASA	155,605	2,688,009
	Aktiv Kapital ASA	72,417	1,017,891
# *	Altinex ASA	3,100,000	601,756
	Arendals Fosse Kompani ASA	100	23,706
# *	Birdstep Technology ASA	71,000	116,948
# *	Blom ASA	58,367	368,089
	Bonheur ASA	67,400	2,969,915

*	Camillo Eitze	58,200	$610,484
*	Corrocean ASA	83,321	83,655
# *	Det Norske Oljeselskap (DNO) ASA	1,774,304	3,145,625
#	DOF ASA	115,506	1,246,536
	EDB Elektronisk Data Behandling ASA	149,417	1,285,426
	Ekornes ASA	110,190	2,641,904
# *	Eltek ASA	126,859	1,291,905
*	Ementor ASA	142,551	1,254,585
	Expert ASA	75,450	1,489,663
*	Fara ASA	56,000	21,642
	Farstad Shipping ASA	60,790	1,464,532
# *	Fast Search & Transfer ASA	487,050	1,199,714
	Ganger Rolf ASA	50,060	1,957,875
*	Havila Shipping ASA	22,400	322,650
*	Home Invest ASA	15,077	0
# *	Ignis ASA	934,282	114,044
# *	Independent Oil Tools ASA	75,603	34,205
	Itera Consulting Group ASA	148,000	154,385
*	Kongsberg Automotive ASA	86,200	762,579
	Kongsberg Gruppen ASA	49,500	1,508,616
*	Kverneland ASA	25,808	428,253
	Leroy Seafood Group ASA	92,100	1,989,312
*	Nordic Semiconductor ASA	51,200	416,230
# *	Norse Energy Corp. ASA	549,400	326,388
*	Norwegian Air Shuttle ASA	31,600	474,119
# *	Ocean Rig ASA	505,762	3,421,714
	Odfjell ASA Series A	94,900	1,650,923
#	Olav Thon Eiendomsselskap ASA	13,360	1,750,403
*	Otrum ASA	17,800	39,943
# *	Petrolia Drilling ASA	1,520,000	803,980
# *	Photocure ASA	33,562	277,887
# *	Q-Free ASA	85,000	215,257
	Rieber and Son ASA Series A	109,654	969,122
	Scana Industrier ASA	252,423	577,287
# *	Sevan Marine ASA	385,800	3,330,202
# *	Software Innovation ASA	39,943	98,053
#	Solstad Offshore ASA	59,900	1,415,631
#	Sparebanken Midt-Norge	134,100	1,755,060
#	Steen and Stroem ASA	19,512	1,158,931
*	Synnove Finden ASA	16,200	64,419
*	Tandberg ASA Series A	276,210	5,710,653
# *	Tandberg Data ASA	122,130	160,909
*	Tandberg Storage ASA	48,450	28,733
*	TGS Nopec Geophysical Co. ASA	316,440	7,175,277
*	Thin Film Electronics ASA	16,200	23,987
#	Tomra Systems ASA	616,328	4,407,235
# *	TTS Marine ASA	32,900	367,154
	Veidekke ASA	63,846	3,626,338
	Wilhelmsen (Wilhelm), Ltd. ASA Series A	60,800	2,468,906

TOTAL — NORWAY			75,670,329

PORTUGAL — (1.1%)
COMMON STOCKS — (1.1%)
	Cin Corporacao Industrial do Norte SA	1,000	9,011

	Corticeira Amorim Sociedad Gestora Participacoes Sociais SA	230,410	$644,684
*	Fibras Sinteticas de Portugal SA	195,903	52,450
	Finibanco Holdings SGPS SA	171,803	884,725
*	Finibanco Holdings SGPS SA Issue 07	25,770	133,224
*	Gescartao SGPS SA	31,395	860,184
	Ibersol SGPS SA	20,401	282,555
# *	Impresa Sociedade Gestora de Participacoes Socias SA	190,166	1,235,113
*	Investimentos Participacoes e Gestao SA Inapa	43,702	152,845
	Jeronimo Martins SGPS SA	170,757	4,447,818
#	Mota-Engil SGPS SA	344,465	2,746,639
# *	Novabase SGPS	56,005	365,413
# *	ParaRede SGPS SA	545,591	167,538
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,653,139
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	712,322
#	Sociedade de Investimento e Gestao SGPS SA	241,216	3,695,985
*	Sonae Industria SGPS SA	280,469	3,459,001
# *	Sonaecom SGPS SA	583,911	3,444,205
*	Sporting Sociedade Desportiva de Futebol	23,339	80,177
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	186,537
	Teixeira Duarte Engenharia e Construcoes SA	756,680	2,733,235
	Toyota Caetano Portugal SA	54,900	563,450

TOTAL — PORTUGAL			28,510,250

SPAIN — (4.5%)
COMMON STOCKS — (4.5%)
#	Abengoa SA	105,048	4,358,300
#	Adolfo Dominguez SA	20,351	1,406,942
	Amper SA	84,324	1,293,641
# *	Avanzit SA	524,860	5,340,355
# *	Azkoyen SA	64,591	636,095
#	Banco de Andalucia SA	9,800	1,211,914
	Banco de Credito Balear SA	35,424	1,640,289
#	Banco Guipuzcoano SA	154,643	7,108,213
*	Baron de Ley SA	14,325	950,788
	Bodegas Riojanas SA	12,365	150,543
#	Campofrio Alimentacion SA	92,800	1,695,372
	Cementos Portland Valderrivas SA	16,881	2,552,137
#	Compania de Distribucion Integral Logista SA	29,600	2,363,159
#	Compania Vinicola del Norte de Espana SA	16,600	412,280
#	Construcciones y Auxiliar de Ferrocarriles SA	7,500	2,274,893
# *	Corporacion Dermoestetica	56,000	705,009
# *	Dogi International Fabrics SA	50,631	218,304
#	Duro Felguera SA	177,786	2,185,358
	Electnor SA	102,646	4,567,546
# *	Ercros SA	1,563,603	1,579,756
*	Espanola del Zinc SA	29,250	71,895
*	Estacionamientos Urbanos SA	4,200	0
#	Faes Farma SA	229,090	5,844,232
*	Federico Partenina SA	1,190	13,626
	Funespana SA	21,493	236,551
*	Funespana SA	614	6,727
	Grupo Catalana Occidente SA	70,364	3,048,963
#	Grupo Empresarial Ence SA	66,772	4,359,908
	Iberpapel Gestion SA	24,657	679,778

#	Inbesos SA	12,494	$452,109
	Indo Internacional SA	37,172	494,759
	Inmobiliaria del Sur SA	2,513	267,957
# *	La Seda de Barcelona SA	1,346,356	4,797,290
	Lingotes Especiales SA	22,080	228,571
#	Mecalux SA	55,754	2,762,218
#	Miquel y Costas & Miquel SA	26,111	932,744
	Natra SA	77,118	1,091,522
# *	Natraceutical SA	746,798	1,779,539
#	NH Hoteles SA	235,729	5,428,788
*	NH Hoteles SA Issue 07	29,466	673,484
*	Nicolas Correa SA	15,750	132,961
	Obrascon Huarte Lain SA	107,743	4,614,016
# *	Papeles y Cartones de Europa SA	155,849	1,634,492
	Pescanova SA	26,443	1,089,074
#	Prim SA	29,620	558,804
	Prosegur Cia de Seguridad SA	59,750	2,272,594
# *	Service Point Solutions SA	399,698	1,451,996
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	140,767	1,016,472
	Sol Melia SA	112,700	2,712,962
#	SOS Cuetara SA	324,657	6,377,192
	Tavex Algodonera SA	185,541	851,163
# *	Tecnocom Telecomunicaciones y Energia SA	39,538	683,643
#	Tubacex SA	448,449	3,606,574
	Tubos Reunidos SA	104,798	2,699,597
	Unipapel SA	46,477	1,523,476
	Uralita SA	338,493	2,927,881
# *	Urbanizaciones y Transportes SA	267,319	1,040,808
#	Vidrala SA	58,397	1,962,016
	Viscofan SA	165,736	3,748,956
# *	Zeltia SA, Madrid	535,667	4,898,154

TOTAL — SPAIN			121,624,386

SWEDEN — (5.5%)
COMMON STOCKS — (5.5%)
*	Acando AB Series B	130,800	319,951
# *	Active Biotech AB	77,400	896,187
	Addtech AB Series B	56,300	1,210,023
#	Angpanneforeningen AB Series B	48,500	1,091,153
# *	Anoto Group AB	261,833	456,245
	Aros Quality Group AB	41,400	356,039
*	Artimplant AB Series B	144,000	101,105
	Axfood AB	92,000	3,633,565
#	Axis AB	183,494	3,231,243
#	Ballingslov International AB	26,700	822,927
	Beiger Electronics AB	14,700	327,652
	Beijer AB Series B	14,100	546,698
#	Beijer Alma AB	58,800	859,085
	Bergman & Beving AB Series B	66,900	2,059,398
#	Bilia AB Series A	116,725	2,263,634
	Billerud AB	150,300	2,251,517
*	BioGaia AB Series B	38,000	244,266
*	Biotage AB	51,940	86,284
*	Bong Ljungdahl AB	24,800	227,697

*	Boras Waefveri AB Series B	11,200	$37,815
# *	Boss Media AB	73,700	149,182
# *	Cantena AB	58,362	954,838
#	Cardo AB	63,000	2,422,493
	Carl Lamm AB	33,280	250,527
#	Castellum AB	428,900	6,195,188
#	Clas Ohlson AB Series B	102,500	2,152,096
#	Cloetta AB Series B	22,750	837,287
	Concordia Maritime AB Series B	70,300	464,066
*	Consilium AB Series B	16,994	95,403
#	D. Carnegie & Co. AB	148,200	3,083,785
*	DORO AB	400	308
*	Duroc AB Series B	2,700	12,274
#	Elekta AB Series B	317,200	5,739,648
	Elverket Vallentuna AB	8,650	51,446
# *	Enea Data AB Series B	1,012,000	493,696
#	Eniro AB	288,700	3,646,850
	Expanda AB	19,547	286,804
#	Fabege AB	205,350	5,156,106
#	Fagerhult AB	16,800	340,499
*	Forshem Group AB Series B	9,400	82,453
	Geveko AB Series B	10,800	467,833
#	Gunnebo AB	106,800	1,131,549
#	Gunnebo Industrier AB	10,000	281,103
#	Haldex AB	64,700	1,558,490
#	Heba Fastighets AB Series B	14,500	421,399
#	Hiq International AB	111,889	571,228
#	HL Display AB Series B	14,400	397,067
	Hoganas AB Series B	77,300	1,965,283
#	Home Properties AB	25,400	358,672
	IBS AB Series B	195,200	702,702
*	Industrial & Financial Systems AB Series B	487,600	654,528
*	Intellecta AB Series B	5,500	55,604
	Intrum Justitia AB	163,100	2,201,935
	Invik and Co. AB Series B	15,540	415,065
	JM AB	291,468	10,077,775
#	Klovern AB	303,476	1,428,494
	Kungsleden AB	432,600	7,782,869
	Lagercrantz Group AB Series B	64,300	309,660
*	LBI International AB	107,651	760,122
#	Lennart Wallenstam Byggnads AB Class B	123,900	2,652,320
	Lindex AB	235,900	2,823,534
#	Ljungberg Gruppen AB Series B	3,800	203,815
*	LogicaCMG P.L.C.	955,510	3,349,769
*	Lundin Petroleum AB	90,000	1,062,464
# *	Mandator AB	455,520	164,111
*	Medivir Series B	26,150	198,491
*	Micronic Laser Systems AB	105,400	964,422
	Midelfart Sonesson AB Series A	4,160	12,928
	Midelfart Sonesson AB Series B	4,160	12,810
#	Munters AB	57,000	2,475,333
#	NCC AB Series B	118,100	3,809,068
	Nefab AB	55,300	634,989
*	Net Insight AB Series B	924,000	900,800
	New Wave Group AB Series B	107,400	1,175,200

	NIBE Industrier AB	185,200	$3,023,389
#	Nobia AB	144,500	5,935,056
	Nolato AB Series B	66,440	687,147
*	Observer AB	245,156	1,114,650
	OEM International AB Series B	14,800	445,107
#	OMX AB	189,900	3,957,375
*	Orc Software AB	36,300	781,544
*	Ortivus AB	48,010	99,432
	Partnertech AB	28,800	471,405
#	PEAB AB Series B	125,200	3,765,829
#	Poolia AB Series B	36,150	348,142
	Prevas AB Series B	16,000	73,477
*	Pricer AB Series B	1,711,500	134,696
*	Proact It Group AB	29,000	165,682
*	Proffice AB	215,400	717,880
#	Profilgruppen AB	16,300	191,572
	Q-Med AB	159,200	2,467,346
*	RaySearch Laboratories AB	7,850	200,481
*	Readsoft AB Series B	48,800	174,467
	Rederi AB Transatlantic Series B	95,600	712,240
	rnb Retail and Brands AB	36,700	441,957
#	Rottneros Bruk AB	425,600	368,880
	Salus Ansvar AB Series B	38,900	159,971
	Sardus AB	18,100	296,830
*	Scribona AB Series A	40,100	31,585
*	Scribona AB Series B	226,140	169,414
*	Semcon AB	39,900	338,217
	Sigma AB Series B	25,800	43,491
*	Sintercast AB	11,800	112,358
#	Skanditek Industrifoervaltnings AB	156,975	972,914
	Skistar AB	94,800	1,375,851
#	Studsvik AB	21,900	741,883
*	SWECO AB	36,800	1,513,074
*	Switchcore AB	185,784	8,996
# *	Teleca AB Series B	157,200	736,816
# *	Telelogic AB	777,200	1,478,766
# *	Teligent AB	111,400	110,896
*	Ticket Travel Group AB	41,152	100,180
	Trelleborg AB Series B	230,400	6,001,078
	Uniflex AB Series B	3,630	66,820
	VBG AB Series B	1,084	18,481
*	Vitrolife AB	41,500	210,848
*	Wedins Skor & Accessoarer AB	113,400	182,604
	Westergyllen AB Series B	9,400	46,032
	Wihlborgs Fastigheter AB	65,658	1,408,397
	Xponcard Group AB	7,300	127,490
TOTAL COMMON STOCKS			147,949,611

RIGHTS/WARRANTS — (0.0%)
*	Fabege AB Redemption Rights 04/27/07	205,350	158,252

TOTAL — SWEDEN			148,107,863

SWITZERLAND — (12.6%)
COMMON STOCKS — (12.5%)
*	4M Technologies Holding SA	18,445	$46,858
	A. Hiestad Holding AG	1,426	1,761,332
*	Actelion, Ltd.	35,944	8,377,172
	AFG Arbonia-Forster Holding AG	4,266	2,177,619
	Allreal Holding AG	28,047	3,581,283
	Also Holding AG	16,678	924,279
	Ascom Holding AG	92,504	1,615,565
	Bachem AG	26,438	2,164,433
	Baloise-Holding AG	24,030	2,509,172
	Bank Coop AG	31,715	2,134,852
	Bank Sarasin & Cie Series B	1,778	6,433,239
	Banque Cantonale de Geneve	4,141	1,008,094
	Banque Cantonale du Jura	450	196,104
	Banque Cantonale Vaudoise	11,172	5,309,165
	Banque Privee Edmond de Rothschild SA	161	5,232,430
	Barry Callebaut AG	10,927	8,124,915
	Basellandschaftliche Kantonalbank	600	479,346
*	Basilea Pharmaceutica AG	2,629	611,244
	Basler Kantonalbank	5,250	513,850
	Belimo Holdings AG	1,884	2,008,426
	Bellevue Group AG	27,315	2,164,533
	Berner Kantonalbank	25,110	4,430,674
	Bobst Group AG	36,682	2,245,413
	Bossard Holding AG	8,467	583,793
	Bucher Industries AG	33,989	4,590,193
	BVZ (Brig Visp Zermatt) Holding AG	580	158,075
	Calida Holding AG	396	186,933
*	Card Guard AG	32,013	300,620
	Carlo Gavazzi Holding AG	1,065	240,614
	Charles Voegele Holding AG	29,471	3,233,631
	Clariant AG	794,519	13,666,438
	Compagnie Financiere Tradition	5,202	798,832
	Converium Holding AG	546,150	9,557,748
	Conzzeta Holdings AG	1,415	2,743,374
*	COS Computer Systems AG	4,391	111,481
#	Crealogix Holding AG	3,388	264,658
	Daetwyler Holding AG	348	2,077,323
	Edipresse SA	1,572	778,618
	Eichhof Holding AG	458	755,581
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	3,717,638
*	ELMA Electronic AG	472	172,388
	Emmi AG	13,638	1,741,793
#	Ems-Chemie Holding AG	31,716	4,004,719
	Energiedienst Holding AG	8,265	4,170,660
*	Escor Casino & Entertainment AG	2,010	43,133
#	Feintol International Holding AG	1,601	632,684
	Fischer (Georg) AG	11,518	8,333,521
	Flughafen Zuerich AG	13,645	5,289,997
*	Forbo Holding AG	5,990	2,666,342
	Fuchs Petrolub AG	19,809	1,590,559
	Galenica Holding AG	15,936	5,090,760
	Getaz Romang Holding SA	1,280	1,174,791
	Golay-Buchel Holding SA	40	87,046
	Gurit Holding AG	1,326	1,337,028

	Helvetia Holding AG	12,833	$5,512,174
	Hexagon AB Series B	27,240	1,083,715
*	Implenia AG	49,554	1,413,133
	Industrieholding Cham AG	1,704	647,081
	Interroll-Holding SA	2,475	1,010,482
	Intershop Holding AG	3,444	890,759
*	IsoTis, Inc. SA	25,184	152,867
	Jelmoli Holding AG	1,521	5,111,591
	Jelmoli Holding AG (4382652)	2,835	1,902,541
*	Kaba Holding AG	10,381	3,004,938
*	Kardex AG	17,985	762,804
	Komax Holding AG	9,005	1,320,029
#	Kudelski SA	106,944	3,785,225
	Kuoni Reisen Holding AG	13,794	8,274,605
	Lem Holdings SA	3,651	815,271
*	Logitech International SA	247,190	6,892,425
# *	Lonza Group AG	129,327	12,446,376
	Luzerner Kantonalbank	18,593	4,137,449
*	Medisize Holding AG	13,260	963,703
	Metraux Services SA	1,853	335,394
#	Micronas Semiconductor Holding AG	78,808	1,635,321
*	Mikron Holding AG	43,452	565,036
	Mobilezone Holding AG	115,610	702,846
	Orell Fuessli Holding AG	5,076	838,692
	OZ Holding AG	10,374	784,679
*	Parco Industriale e Immobiliare SA	600	1,728
	Phoenix Mecano AG	3,041	1,456,456
	PSP Swiss Property AG	148,025	9,024,036
	PubliGroupe SA	6,325	2,355,090
	Rieters Holdings AG	15,890	7,935,004
	Romande Energie Holding SA	2,839	4,190,694
*	Schaffner Holding AG	1,830	345,663
*	Schulthess Group	1,457	1,676,102
	Schweiter Technology AG	4,193	1,344,333
	Schweizerhall Holding AG	8,648	1,354,353
#	Schweizerische National Versicherungs Gesellschaft	1,881	1,472,120
*	SEZ Holding AG	53,128	1,764,601
	SIA Abrasives Holding AG	2,381	918,253
	Siegfried Holding AG	8,560	1,261,074
	Sig Holding AG	20,338	7,257,987
*	Sihl	150	370
	Sika AG	8,623	14,723,101
	Societa Elettrica Sopracenerina SA	2,409	554,663
	Societe Generale d’Affichage	5,872	1,168,747
*	Spirt Avert AG	1,409	13,430
	St. Galler Kantonalbank	9,217	4,689,682
# *	Straumann Holding AG	12,103	3,471,027
	Sulzer AG	14,002	19,658,868
	Swiss Prime Site AG	81,434	5,035,157
*	Swisslog Holding AG	798,972	1,024,010
	Swissquote Group Holding SA	4,122	1,606,211
	Tamedia AG	15,322	2,072,018
#	Tecan Group AG	40,139	2,869,045
*	Temenos Group AG	152,630	2,952,765
*	Tornos SA	38,028	569,795

*	UMS Schweizerische Metallwerke Holding AG	17,585	$391,859
*	Unilabs SA	23,874	829,644
	Valiant Holding AG	60,231	8,217,517
	Valora Holding AG	12,004	3,429,167
	Vaudoise Assurances Holdings SA	3,233	584,772
	Villars Holding SA	150	60,486
# *	Von Roll Holding AG	379,814	2,367,669
	Vontobel Holdings AG	114,466	5,888,710
	Walliser Kantonalbank	1,457	592,436
	WMH Walter Meier Holding AG	4,878	854,192
	Zehnder Holding AG	786	1,816,452
	Zueblin Immobilien Holding AG	78,908	815,321
	Zuger Kantonalbank	630	1,881,421
	TOTAL COMMON STOCKS		339,636,134

	PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,772,367

	RIGHTS/WARRANTS — (0.0%)
*	Unilabs SA Warrants 12/15/08	23,874	16,700

	TOTAL — SWITZERLAND		341,425,201

	UNITED KINGDOM — (0.0%)
	COMMON STOCKS — (0.0%)
*	Total Produce P.L.C.	897,420	993,366

	Face
	Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 04/02/07 (Collateralized by $7,955,000 FNMA 5.50%, 02/01/37, valued at $7,843,451) to be repurchased at $7,729,341	$7,726	7,726,000

SECURITIES LENDING COLLATERAL — (19.3%)
Repurchase Agreement, Bear Stearns 5.33%, 04/02/07 (Collateralized by $3,003,673 FHLMC 5.375%, 05/15/19, valued at $3,151,921) to be repurchased at $3,090,118	3,090	3,089,661
Repurchase Agreement, Countrywide Securities 5.38%, 04/02/07 (Collateralized by $1,572,540,203 FHLMC, rates ranging from 4.000%(v) to 7.242%(r), maturities ranging from 09/28/08 to 03/01/37 & FNMA, rates ranging from 4.148%(r) to 7.496%(r), maturities ranging from 08/01/19 to 03/01/37, valued at $531,501,600) to be repurchased at $521,157,873	521,080	521,080,000
TOTAL SECURITIES LENDING COLLATERAL		524,169,661

TOTAL INVESTMENTS - (100.0%) (Cost $1,778,767,179)##		$2,710,746,262

See accompanying Notes to Financial Statements.

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP. At March 31, 2007, the Trust consists of twenty investment portfolios, of which four are included in this document.

Security Valuation Note

Securities held by The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, and The Continental Small Company Series (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the  International Equity Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of

Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Federal Tax Cost Note

At March 31, 2007, the total cost of securities for federal income tax purposes was:

The Japanese Small Company Series	$2,050,039,491
The Asia Pacific Small Company Series	1,057,223,852
The United Kingdom Small Company Series	753,704,888
The Continental Small Company Series	1,778,768,135

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and Treasurer of SA Funds – Investment Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) of SA Funds – Investment Trust that occurred during the last fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS- INVESTMENT TRUST

By:	/s/ Robert Herrmann

Robert Herrmann
President, Chief Executive Officer
And Principal Executive Officer

Date:	5-24-07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gerard Melia

Gerard Melia
Treasurer, Chief Financial and
Accounting Officer and Principal
Financial Officer

Date:	5-24-07

By:	/s/ Robert Herrmann

Robert Herrmann
President, Chief Executive Officer
And Principal Executive Officer

Date:	5-24-07